FIRST AMERICAN INVESTMENT FUNDS, INC.
               FIRST AMERICAN FUNDS, INC.   1998 SEMI-ANNUAL REPORT


                       THE POWER OF DISCIPLINED INVESTING

                                TABLE OF CONTENTS
                               September 30, 1997

Message To Shareholders ...........................................  Page     1
Economic and Investment Review ....................................  Page     2
Statements of Net Assets ..........................................  Page     5
Statements of Operations ..........................................  Page    99
Statements of Changes .............................................  Page   105
Financial Highlights ..............................................  Page   111
Notes to Financial Statement ......................................  Page   118
Notice to Shareholders ............................................  Page   128

                             MESSAGE TO SHAREHOLDERS
                                 March 31, 1998

Dear Fellow Shareholder:

   On behalf of the Board of Directors of First American Funds, I am pleased to report to you that we have experienced solid investment performance and asset growth in keeping with the ongoing strength of the economy and overall positive market conditions. As of March 31, 1998, total assets had surpassed $23.8 billion, up from $16.8 billion just six months ago. This growth has not come at the expense of quality. First American Funds are on track to continue to produce competitive investment results for our shareholders.

   The Fund's Board of Directors recently approved a recommendation to change the name of five funds. These name changes will not affect the fund's objectives and will result in fund names which are more reflective of their investment style. The name changes will be effective on May 29, 1998, and are reflected in this report. The chart below shows which funds are affected.

     CURRENT NAME                                     NEW NAME
     Minnesota Insured Intermediate                   Minnesota Intermediate
     Tax Free Fund                                    Tax Free Fund
     Stock Fund                                       Large Cap Value Fund
     Special Equity Fund                              Mid Cap Value Fund
     Diversified Growth Fund                          Large Cap Growth Fund
     Emerging Growth Fund                             Small Cap Growth Fund

   In November, 1997, we introduced the Tax Free Obligations, Small Cap Value and International Index Funds. Information on these three funds is included in this report.

   Later this year we will be introducing six new funds to the First American Funds family. Two tax free bond funds: Tax Free and Minnesota Tax Free will have longer maturities than the current tax free fund offerings. An additional bond fund, Adjustable Rate Mortgage Securities will also be introduced. The new First American Strategic Income Fund will invest in three distinct bond sectors, domestic investment grade, international bonds, and high yield corporates. Two new equity funds, a Mid Cap Growth Fund and an Emerging Markets Fund, will also be offered. If you have questions on these new funds, please contact your investment advisor.

   On the following pages is an economic and investment review which will provide you with a complete analysis of the stock and bond markets. The final section of this report highlights the financial statements for each fund.

   The Board of Directors thanks you for your continued support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will continue to serve you well.

   Sincerely,

   /s/ Virginia L. Stringer
   Virginia L. Stringer
   Chairman
   First American Funds, Inc.
   First American Investment Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW
                                 March 31, 1998

                             STRONG DOMESTIC ECONOMY

   One of the major investment themes developing so far this year is the ongoing strength of the domestic economy and financial markets. Indeed, far from the slowdown that was widely expected at the end of 1997, business activity accelerated during the first quarter, while interest rates continued to decline. This combination, in turn, has improved the earnings outlook and market valuations for many companies and helped push the major stock market indices to new records. Although the pace of growth during the first quarter is not likely to be sustained throughout the year, if the first three months are any guide, 1998 should be another remarkable year for U.S. investors.

   As the U.S. economy enters its eighth consecutive year of expansion, these are truly extraordinary times. Never before has the domestic economy been on such a sound footing this late in the business cycle. Few, if any, of the typical imbalances that bring such cycles to an end are currently present--inventories are at reasonable levels, inflation remains well contained, household finances and corporate balance sheets are healthy, and there have been no "supply shocks" or production bottlenecks to disrupt the flow of goods and services. Although the economic crisis in Asia is a serious concern, and will likely slow the pace of growth in the U.S. later this year, there is every reason to believe the domestic economy will continue to grow and that this will become the longest peacetime expansion on record.

   The consumer sector, which accounts for fully two-thirds of the total economy, continues to benefit from a combination of factors, including a tight labor market, low inflation and declining interest rates. Consumers are very optimistic in their outlook and are spending money on everything from cars and appliances to mutual funds.

                              [PLOT POINTS GRAPH]
                Line graph depicting the U.S. unemployment rate.

                             U.S. UNEMPLOYMENT RATE
                                    PERCENT

                JAN-90    5.40                 JAN-94    6.60
                FEB-90    5.30                 FEB-94    6.60
                MAR-90    5.20                 MAR-94    6.50
                APR-90    5.40                 APR-94    6.40
                MAY-90    5.40                 MAY-94    6.00
                JUN-90    5.20                 JUN-94    6.10
                JUL-90    5.50                 JUL-94    6.10
                AUG-90    5.70                 AUG-94    6.10
                SEP-90    5.90                 SEP-94    5.90
                OCT-90    5.90                 OCT-94    5.80
                NOV-90    6.20                 NOV-94    5.60
                DEC-90    6.30                 DEC-94    5.40
                JAN-91    6.40                 JAN-95    5.60
                FEB-91    6.60                 FEB-95    5.40
                MAR-91    6.80                 MAR-95    5.40
                APR-91    6.70                 APR-95    5.70
                MAY-91    6.90                 MAY-95    5.60
                JUN-91    6.90                 JUN-95    5.60
                JUL-91    6.80                 JUL-95    5.70
                AUG-91    6.90                 AUG-95    5.70
                SEP-91    6.90                 SEP-95    5.70
                OCT-91    7.00                 OCT-95    5.60
                NOV-91    7.00                 NOV-95    5.60
                DEC-91    7.30                 DEC-95    5.60
                JAN-92    7.30                 JAN-96    5.70
                FEB-92    7.40                 FEB-96    5.50
                MAR-92    7.40                 MAR-96    5.50
                APR-92    7.40                 APR-96    5.50
                MAY-92    7.60                 MAY-96    5.50
                JUN-92    7.80                 JUN-96    5.30
                JUL-92    7.70                 JUL-96    5.50
                AUG-92    7.60                 AUG-96    5.20
                SEP-92    7.60                 SEP-96    5.20
                OCT-92    7.30                 OCT-96    5.30
                NOV-92    7.40                 NOV-96    5.40
                DEC-92    7.40                 DEC-96    5.30
                JAN-93    7.30                 JAN-97    5.30
                FEB-93    7.10                 FEB-97    5.30
                MAR-93    7.00                 MAR-97    5.20
                APR-93    7.10                 APR-97    5.00
                MAY-93    7.10                 MAY-97    4.80
                JUN-93    7.00                 JUN-97    5.00
                JUL-93    6.90                 JUL-97    4.90
                AUG-93    6.80                 AUG-97    4.90
                SEP-93    6.70                 SEP-97    4.90
                OCT-93    6.80                 OCT-97    4.80
                NOV-93    6.60                 NOV-97    4.60
                DEC-93    6.50                 DEC-97    4.70
                                               JAN-98    4.70
                                               FEB-98    4.60
                                               MAR-98    4.70

   Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                         ECONOMIC AND INVESTMENT REVIEW
                                 March 31, 1998

                                    INFLATION

   Inflation--or really the lack of it--is another key element in the outlook for the economy and financial markets. The slowdown in inflation over the past several quarters has been driven primarily by three factors: strong growth in labor productivity, reflecting the rapid pace of technological change and capital investment in the U.S.; intense international competition and the expansion of global trade, which limits "pricing power" for both domestic and foreign producers; and steep declines in world prices for most industrial and agricultural commodities.

                              [PLOT POINTS GRAPH]
                Line graph depicting the Consumer Price Index on
                      a "year ago percentage change" basis.

                              CONSUMER PRICE INDEX
                             YEAR-AGE PERCENT CHANGE

                JAN-90    5.19                    JAN-94    2.52
                FEB-90    5.26                    FEB-94    2.44
                MAR-90    5.15                    MAR-94    2.58
                APR-90    4.71                    APR-94    2.36
                MAY-90    4.36                    MAY-94    2.29
                JUN-90    4.75                    JUN-94    2.56
                JUL-90    4.82                    JUL-94    2.70
                AUG-90    5.70                    AUG-94    2.97
                SEP-90    6.16                    SEP-94    2.96
                OCT-90    6.37                    OCT-94    2.68
                NOV-90    6.27                    NOV-94    2.74
                DEC-90    6.25                    DEC-94    2.60
                JAN-91    5.64                    JAN-95    2.87
                FEB-91    5.31                    FEB-95    2.86
                MAR-91    4.90                    MAR-95    2.79
                APR-91    4.81                    APR-95    3.05
                MAY-91    5.03                    MAY-95    3.12
                JUN-91    4.69                    JUN-95    2.97
                JUL-91    4.36                    JUL-95    2.83
                AUG-91    3.80                    AUG-95    2.55
                SEP-91    3.39                    SEP-95    2.54
                OCT-91    2.85                    OCT-95    2.74
                NOV-91    3.06                    NOV-95    2.60
                DEC-91    2.98                    DEC-95    2.60
                JAN-92    2.67                    JAN-96    2.72
                FEB-92    2.82                    FEB-96    2.72
                MAR-92    3.19                    MAR-96    2.91
                APR-92    3.18                    APR-96    2.90
                MAY-92    3.02                    MAY-96    2.89
                JUN-92    3.01                    JUN-96    2.82
                JUL-92    3.15                    JUL-96    2.95
                AUG-92    3.07                    AUG-96    2.88
                SEP-92    2.99                    SEP-96    3.00
                OCT-92    3.28                    OCT-96    2.99
                NOV-92    3.12                    NOV-96    3.18
                DEC-92    2.96                    DEC-96    3.31
                JAN-93    3.18                    JAN-97    3.04
                FEB-93    3.24                    FEB-97    3.03
                MAR-93    3.02                    MAR-97    2.70
                APR-93    3.15                    APR-97    2.43
                MAY-93    3.22                    MAY-97    2.23
                JUN-93    3.00                    JUN-97    2.30
                JUL-93    2.84                    JUL-97    2.16
                AUG-93    2.84                    AUG-97    2.22
                SEP-93    2.76                    SEP-97    2.22
                OCT-93    2.75                    OCT-97    2.08
                NOV-93    2.67                    NOV-97    1.89
                DEC-93    2.81                    DEC-97    1.70
                                                  JAN-98    1.57
                                                  FEB-98    1.44
                                                  MAR-98    1.38

   We believe that the overall trend of "disinflation" in consumer prices should continue in the months ahead, even though the rate of productivity growth may slow and the decline in world commodity prices may already be leveling off. The strong U.S. dollar will keep import prices low, and any slowdown in domestic demand will further limit pricing power for most companies. In fact, the spread of deflation from the producer to the consumer level may pose a larger threat to the overall outlook than the possibility of rising prices. To be sure, if the U.S. economy slows more dramatically than expected, price cuts will be seen for a wide variety of goods and services, putting even more pressure on profit margins for many companies.

                                 THE BOND MARKET

   The bond market rally continued during the first weeks of 1998, which brought some long-term interest rates near their historic lows. As the first quarter progressed, however, bond yields drifted higher and finished the quarter at roughly the same level as at the end of last year.

   Long-term interest rates should continue to decline if, as expected, the pace of growth weakens and inflation continues to slow in the months ahead. As long as the Federal Reserve keeps monetary policy on hold, however, short-term interest rates will remain near their current levels. Under this scenario, it is possible that the yield curve could invert temporarily in the weeks or months ahead, with long-term interest rates falling below the level of short-term rates. If this scenario does unfold, the Fed would likely ease policy fairly quickly; thus, sending short-term rates lower and allowing the yield curve to resume its more normal positive slope.

   Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                                THE STOCK MARKET

   As the current U.S. economic expansion enters its eighth year, the trend in domestic stock prices remains positive, although occasionally volatile. All major domestic indices experienced double-digit gains during the first quarter of 1998, with larger growth companies leading the way. This advance leaves large segments of the market, including many blue chips, fully valued or overvalued and therefore vulnerable to correction. A correction could occur in response to bad news, the most likely source of which is probably weak corporate earnings.

                         ECONOMIC AND INVESTMENT REVIEW
                                 March 31, 1998

   However, because we are unable to forecast the end of the expansion, and because the environment for equities remains generally favorable, we expect the long-term positive trend to remain intact. Outside the U.S., European stocks are making impressive gains this year amid continuing economic recovery and corporate restructuring. The Asian Pacific markets are mixed, with some enjoying a rebound and others still reflecting significant investor concern.

   We are pleased to fulfill your unique investment needs through the distinct investment disciplines represented by the First American Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.


   Sincerely,


   /s/ John M. Murphy, Jr.
   John M. Murphy, Jr.
   Chairman and
   Chief Investment Officer
   First Asset Management

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                   (Unaudited)


                             PRIME OBLIGATIONS FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--61.5%
BROKERAGE--4.0%
Goldman Sachs Group L P
  5.816%, 04/17/98                                  $   50,000       $   49,873
  5.599%, 05/27/98                                      75,000           74,361
  0.000%, 08/14/98                                      20,000           19,579
Merrill Lynch & Company
  5.587%, 04/06/98                                      50,000           49,961
  5.590%, 04/06/98                                      10,000            9,992
Salomon Smith Barney Holdings
  5.580%, 04/21/98                                      50,000           49,846
                                                                     ----------
                                                                        253,612
                                                                     ----------
CAPTIVE FINANCE--4.4%
Ford Motor Credit
  5.556%, 04/08/98                                      25,000           24,973
  5.450%, 04/09/98                                     100,000           99,879
General Electric Capital
  5.539%, 05/12/98                                      50,000           49,689
  5.539%, 05/13/98                                      50,000           49,681
Providian Master Trust
  5.584%, 05/11/98                                      50,000           49,693
                                                                     ----------
                                                                        273,915
                                                                     ----------
COMMERCIAL FUNDING CORPORATIONS--17.4%
Asset Securitization Coop
  5.581%, 04/24/98 (B)                                  15,000           14,947
Distribution Funding
  5.594%, 04/13/98 (B)                                  35,000           34,935
  5.560%, 04/14/98 (B)                                  17,500           17,465
  5.574%, 04/15/98 (B)                                  49,840           49,732
  5.577%, 04/17/98 (B)                                  40,160           40,061
Equipment Intermediation Partnership
  5.606%, 04/02/98 (B)                                  24,960           24,956
Fleet Funding
  5.562%, 04/01/98 (B)                                  14,000           14,000
  5.595%, 04/22/98 (B)                                  50,000           49,838
  5.586%, 04/29/98 (B)                                  47,596           47,391
Pooled Accounts Receivable Capital
  5.580%, 04/14/98 (B)                                  27,840           27,784
  5.597%, 04/16/98 (B)                                  50,000           49,884
  5.601%, 04/17/98 (B)                                  50,284           50,160
  5.587%, 04/20/98 (B)                                  37,474           37,364
  5.576%, 04/23/98 (B)                                  30,000           29,898
  5.598%, 04/27/98 (B)                                  65,507           65,244
Premium Funding E
  5.552%, 04/02/98 (B)                                  28,936           28,932
  5.594%, 04/06/98 (B)                                  31,492           31,468
  5.580%, 04/13/98 (B)                                  41,115           41,039
  5.593%, 04/17/98 (B)                                  45,000           44,889
  5.606%, 04/20/98 (B)                                  20,000           19,941
  5.606%, 04/24/98 (B)                                  35,303           35,177
  5.605%, 04/29/98 (B)                                  20,000           19,913
  5.603%, 05/01/98 (B)                                  35,000           34,838

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Receivables Capital
  5.531%, 04/14/98 (B)                              $   44,000       $   43,913
  5.542%, 04/22/98 (B)                                  60,000           59,808
  5.574%, 04/22/98 (B)                                  25,000           24,919
  5.535%, 04/24/98 (B)                                  35,353           35,229
  5.545%, 04/24/98 (B)                                  34,000           33,881
  5.579%, 04/24/98 (B)                                  35,286           35,161
  5.540%, 05/01/98 (B)                                  45,000           44,792
                                                                     ----------
                                                                      1,087,559
                                                                     ----------
COMMERCIAL/INDUSTRIAL--0.7%
McGraw Hill
  5.520%, 05/05/98                                      22,500           22,383
  5.822%, 05/27/98                                      20,000           19,823
                                                                     ----------
                                                                         42,206
                                                                     ----------
DIVERSIFIED FINANCE--2.0%
General Electric Capital
  5.450%, 04/08/98                                     100,000           99,894
  5.543%, 05/22/98                                      25,000           24,806
                                                                     ----------
                                                                        124,700
                                                                     ----------
DOMESTIC BANK--13.0%
Cibinong International Finance B V
 (LOC: Bank America)
  5.616%, 04/08/98                                      15,500           15,483
  5.626%, 04/08/98                                      19,906           19,884
Hahn Issuing II (LOC: Citibank)
  5.598%, 04/29/98                                      23,321           23,220
International Securitization
 (Guarantor: FNB Chicago)
  5.524%, 04/09/98 (B)                                  20,000           19,976
  5.539%, 04/16/98 (B)                                  20,000           19,954
  5.757%, 04/16/98 (B)                                   5,146            5,134
  5.760%, 04/20/98 (B)                                  11,848           11,813
  5.570%, 04/22/98 (B)                                  26,800           26,713
  5.539%, 04/23/98 (B)                                  47,380           47,221
  5.539%, 04/23/98 (B)                                  27,000           26,910
  5.573%, 04/27/98 (B)                                  20,125           20,045
  5.584%, 05/07/98 (B)                                  50,000           49,724
  5.592%, 07/09/98 (B)                                  10,000            9,849
  5.598%, 07/16/98 (B)                                  20,350           20,021
Kzh Crescent (LOC: Chase Manhattan)
  5.538%, 04/07/98 (B)                                   5,044            5,039
  5.577%, 04/30/98 (B)                                  15,545           15,476
  5.552%, 05/19/98 (B)                                  10,123           10,049
Kzh Holding III (LOC: Chase Manhattan)
  5.646%, 04/03/98 (B)                                  11,068           11,065
  5.538%, 04/07/98 (B)                                   8,081            8,074
  5.506%, 04/14/98 (B)                                  24,719           24,671
  5.629%, 04/14/98 (B)                                   8,500            8,483
  5.626%, 04/15/98 (B)                                  18,000           17,961

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Kzh Holding III (LOC: Chase Manhattan) (continued)
  5.546%, 04/16/98 (B)                              $   16,530       $   16,492
  5.551%, 04/16/98 (B)                                  10,000            9,977
  5.553%, 04/16/98 (B)                                  25,000           24,943
  5.627%, 04/17/98 (B)                                  20,000           19,950
  5.577%, 04/30/98 (B)                                  28,679           28,552
  5.635%, 05/06/98 (B)                                  35,305           35,113
  5.795%, 05/07/98 (B)                                  14,147           14,067
  5.623%, 06/12/98 (B)                                  25,000           24,723
  5.587%, 07/22/98 (B)                                  16,690           16,407
Kzh Soleil (LOC: Chase Manhattan)
  5.762%, 04/08/98 (B)                                   8,006            7,997
  5.506%, 04/14/98 (B)                                   9,119            9,101
  5.552%, 04/16/98 (B)                                   5,769            5,756
  5.555%, 04/20/98 (B)                                   9,269            9,242
  5.577%, 04/30/98 (B)                                  16,672           16,598
  5.552%, 05/19/98 (B)                                  15,184           15,073
  5.623%, 05/26/98 (B)                                  10,123           10,037
Kzh-Ing-1 (LOC: Chase Manhattan)
  5.551%, 04/14/98 (B)                                   6,803            6,790
  5.577%, 05/18/98 (B)                                  12,645           12,554
Kzh-Ing-2 (LOC: Chase Manhattan)
  5.627%, 04/09/98 (B)                                  15,173           15,154
  5.506%, 04/14/98 (B)                                  10,215           10,195
  5.552%, 04/16/98 (B)                                   6,578            6,563
  5.577%, 05/18/98 (B)                                  15,174           15,065
  5.620%, 05/22/98 (B)                                  14,078           13,967
Minmetals Caps & Securities (LOC: Bancamerica)
  5.838%, 04/09/98                                      30,000           29,962
  5.533%, 07/23/98                                      20,000           19,661
  5.577%, 07/23/98                                       5,000            4,915
                                                                     ----------
                                                                        815,619
                                                                     ----------
DOMESTIC BRANCH OF FOREIGN BANK--0.8%
Alfa Russia Finance B V (LOC: Societe Generale NY)
  0.000%, 07/31/98                                      10,000            9,809
  5.670%, 07/31/98                                      10,000            9,809
Banco del Istmo S A (LOC: Barclays Bank NY)
  5.604%, 04/28/98                                      10,000            9,958
  5.602%, 04/29/98                                      10,000            9,957
  5.607%, 04/30/98                                      10,000            9,955
                                                                     ----------
                                                                         49,488
                                                                     ----------
FOREIGN BANKS--8.2%
Banca Serfin S A Institucion de Banca Multiple
 Grupo (LOC: Barclays Bank)
  5.879%, 06/12/98                                      15,000           14,829
Banco Nacional de Comercio Exterior S N
 (LOC: Societe Generale)
  5.536%, 05/06/98                                      42,500           42,274
Banco Real S A (LOC: Barclays Bank)
  5.690%, 04/21/98                                      40,000           39,877

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
China Merchants Cayman
 (LOC: Credit Suisse)
  5.560%, 04/28/98                                  $   15,000       $   14,938
  5.557%, 05/14/98                                      20,000           19,869
Chinatex Caps (LOC: Credit Suisse)
  5.588%, 04/14/98                                      20,200           20,159
  5.580%, 05/28/98                                      16,200           16,059
Cofco Capital (LOC: Credit Suisse)
  5.556%, 04/28/98                                      30,000           29,877
  5.569%, 05/22/98                                      15,000           14,883
  5.598%, 05/28/98                                      20,122           19,946
Cofco Capital (LOC: Credit Suisse)
  5.545%, 04/22/98                                      10,000            9,968
Cofco Capital (LOC: Credit Suisse)
  5.617%, 06/24/98                                      20,000           19,741
Corporacion Andina de Fomento
 (LOC: Barclays Bank)
  5.591%, 05/05/98                                      11,000           10,942
  5.593%, 05/07/98                                      20,000           19,889
Cosco Cayman Limited
 (LOC: Credit Suisse)
  5.600%, 05/06/98                                      20,000           19,892
Grupo Financiero Bancomer S A Grand
 Cayman Branch (LOC: Bank of Montreal)
  5.576%, 04/06/98                                      25,000           24,981
  5.589%, 04/21/98                                      50,000           49,847
Pemex Capital (LOC: Swiss Bank)
  5.717%, 05/14/98                                      23,607           23,449
  5.568%, 05/20/98                                      35,000           34,737
  5.823%, 06/11/98                                      20,000           19,777
Sinochem American (LOC: Credit Suisse)
  5.610%, 04/13/98                                       5,000            4,991
  5.613%, 04/13/98                                      14,325           14,298
  5.553%, 04/20/98                                      20,000           19,942
  5.604%, 05/04/98                                       9,000            8,954
                                                                     ----------
                                                                        514,119
                                                                     ----------
FOREIGN FUNDING CORPORATIONS--3.6%
Sigma Finance
  5.565%, 04/28/98 (B)                                  50,000           49,794
  5.581%, 04/29/98 (B)                                  50,000           49,784
  5.589%, 05/20/98 (B)                                  45,500           45,157
  5.581%, 05/29/98 (B)                                  50,000           49,555
  5.609%, 07/15/98 (B)                                  30,000           29,523
                                                                     ----------
                                                                        223,813
                                                                     ----------
RETAIL FUNDING CORPORATIONS--7.4%
Enterprise Funding
  5.551%, 04/01/98 (B)                                  35,116           35,116
  5.529%, 04/06/98 (B)                                  17,000           16,987
  5.460%, 04/07/98 (B)                                  62,272           62,215

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Enterprise Funding (continued)
  5.522%, 04/07/98 (B)                              $   30,093       $   30,066
  5.580%, 04/09/98 (B)                                  11,047           11,033
  5.534%, 04/13/98 (B)                                  16,240           16,210
  5.585%, 04/15/98 (B)                                  10,162           10,140
  5.544%, 04/16/98 (B)                                  25,294           25,236
  5.621%, 04/27/98 (B)                                  20,000           19,920
  5.553%, 05/26/98 (B)                                  13,448           13,336
  5.582%, 05/29/98 (B)                                  20,000           19,822
First Deposit Master Trust
  5.544%, 04/03/98 (B)                                  50,000           49,985
  5.548%, 04/08/98 (B)                                  50,000           49,947
  5.533%, 04/20/98 (B)                                  20,900           20,840
  5.607%, 06/08/98 (B)                                  23,000           22,760
  5.609%, 06/11/98 (B)                                  24,388           24,123
Providian Master Trust
  5.605%, 05/08/98 (B)                                  13,000           12,926
  5.581%, 05/12/98 (B)                                  24,500           24,346
                                                                     ----------
                                                                        465,008
                                                                     ----------
TOTAL COMMERCIAL PAPER
 (Cost $3,850,039)                                                    3,850,039
                                                                     ----------
CORPORATE OBLIGATIONS--24.5%
BROKERAGE--9.4%
Bear Stearns
  5.730%, 04/01/98 (A)                                  75,000           75,000
  5.740%, 04/15/98 (A)                                 100,000          100,000
J.P. Morgan & Company
  5.750%, 03/10/99                                      25,000           25,000
Morgan Stanley
  5.758%, 04/15/98 (A)                                  75,000           75,000
Structured Enhanced Return Trust 1997 A-32
 (Guarantor: Merrill Lynch)
  6.019%, 04/23/98 (A) (B)                             107,000          107,000
Structured Products Asset Return
 Certificate Tr Series 98-1 (Credit Support:
 CS Financial Products)
  5.744%, 05/27/98 (B)                                 125,000          125,000
WFP Tower B Finance Short Term Steers Trust
 (Guarantor: Merrill Lynch)
  5.718%, 04/08/98 (A)                                  84,000           83,989
                                                                     ----------
                                                                        590,989
                                                                     ----------
CAPTIVE FINANCE--0.5%
Ford Motor Credit
  9.250%, 06/15/98                                      14,415           14,508
  5.625%, 12/15/98                                      14,525           14,530
  8.000%, 01/15/99                                       3,000            3,053
                                                                     ----------
                                                                         32,091
                                                                     ----------

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCE--0.8%
Associates of North America
  7.250%, 05/15/98                                  $    3,660       $    3,666
  5.250%, 09/01/98                                       5,000            4,988
  6.500%, 09/09/98                                      18,650           18,697
Beneficial Corp
  8.220%, 06/15/98                                      11,865           11,920
International Lease Finance
  8.350%, 10/01/98                                       6,469            6,546
  5.990%, 01/15/99                                       6,675            6,695
                                                                     ----------
                                                                         52,512
                                                                     ----------
DOMESTIC BANKS--1.5%
Credit Suisse First Boston
  5.468%, 04/02/98 (B)                                  25,000           24,994
  6.148%, 06/02/98 (B)                                   8,000            8,004
Dpm Trust Series 1 (Credit Support:
 Morgan Guaranty)
  5.635%, 07/15/98 (B)                                  59,000           58,953
                                                                     ----------
                                                                         91,951
                                                                     ----------
FINANCIAL SERVICES--0.1%
Goldman Sachs
  6.100%, 04/15/98                                       3,000            3,000
                                                                     ----------
FOREIGN FUNDING CORPORATIONS--5.0%
Salts III Cayman Island Ser. 97-10
 (Guarantor: Bankers Trust)
  6.100%, 06/12/98 (B)                                  40,000           40,000
Salts III Cayman Island
 (Guarantor: Bankers Trust)
  6.037%, 06/18/98 (B)                                 100,000          100,000
  5.725%, 07/23/98 (B)                                 100,000          100,000
Sigma Finance
  5.870%, 07/30/98 (B)                                  21,000           20,990
  5.760%, 03/31/99 (B)                                  50,000           50,000
                                                                     ----------
                                                                        310,990
                                                                     ----------
INSURANCE--7.2%
Anchor National Life Insurance Investment
  5.670%, 04/01/98 (A) (C)                              75,000           75,000
Commonwealth Life Insurance
  5.873%, 04/01/98 (A) (C)                             225,000          225,000
Sun Life Insurance of America
  6.000%, 04/01/98 (A) (C)                              75,000           75,000
  5.730%, 04/01/98 (A) (C)                              75,000           75,000
                                                                     ----------
                                                                        450,000
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $1,531,533)                                                    1,531,533
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--5.0%
Bankers Trust NY
  6.000%, 09/10/98                                  $   35,000       $   34,991
  5.700%, 03/05/99                                      25,000           24,989
Deutsche Bank NY
  5.700%, 03/30/99                                      25,000           24,983
Mercantile Safe Deposit & Trust
  5.667%, 04/01/98 (A)                                  20,000           20,000
Societe Generale NY
  6.210%, 04/01/98 (A)                                 100,000           99,970
  6.340%, 04/16/98                                      20,000           20,000
  6.105%, 05/26/98                                      10,000           10,001
  5.580%, 01/22/99                                      15,000           14,995
  5.580%, 02/10/99                                      40,000           39,991
  5.680%, 03/22/99                                      25,000           24,988
                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $314,908)                                                        314,908
                                                                     ----------
LOAN PARTICIPATION CERTIFICATES--4.7%
Barclays Bank PLC
  5.550%, 04/21/98                                      50,000           50,000
  5.550%, 04/23/98                                      50,000           50,000
Toronto Dominion Bank
  5.540%, 04/15/98                                      50,000           50,000
  5.590%, 04/15/98                                      20,000           20,000
  5.590%, 04/16/98                                      20,000           20,000
  5.540%, 04/17/98                                      50,000           50,000
  5.590%, 05/05/98                                      25,000           25,000
  5.580%, 05/07/98                                      30,000           30,000
                                                                     ----------
TOTAL LOAN PARTICIPATION CERTIFICATES
 (Cost $295,000)                                                        295,000
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.3%
Export-Import Bank
  5.748%, 04/15/98 (A) (B)                              70,455           70,446
Export-Import Bank/KA Leasing
  5.708%, 04/15/98 (A) (B)                              36,162           36,163
SLMA
  5.448%, 04/07/98 (A)                                  38,400           38,222
U.S. AID
  5.682%, 04/01/98 (A)                                   1,250            1,248
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $146,079)                                                        146,079
                                                                     ----------
TIME DEPOSIT--1.4%
Mercantile Bank St. Louis
  5.875%, 04/01/98                                      87,000           87,000
                                                                     ----------
TOTAL TIME DEPOSIT
 (Cost $87,000)                                                          87,000
                                                                     ----------

                       PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.7%
Donaldson Lufkin & Jenrette
 5.900%, dated 03/31/98, matures
 04/01/98, repurchase price $46,694,651
 (collateralized by U.S. Treasury Instruments:
 total market value $47,620,814)                    $   46,687       $   46,687
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $46,687)                                                          46,687
                                                                     ----------
TOTAL INVESTMENTS--100.1%
 (Cost $6,271,246)                                                    6,271,246
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.1%)                                (7,842)
                                                                     ----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 4,916,963,736 outstanding shares                            4,916,963
Portfolio Shares -- Retail Class A
 ($.01 par value -- 20 billion authorized)
 based on 888,107,172 outstanding shares                                888,110
Portfolio Shares -- Retail Class B
 ($.01 par value -- 20 billion authorized)
 based on 1,913,167 outstanding shares                                    1,913
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 456,252,149 outstanding shares                                456,252
Undistributed net investment income                                         171
Accumulated net realized loss on investments                                 (5)
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $6,263,404
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $     1.00
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $     1.00
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS B (1)                                 $     1.00
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS D                                            $     1.00
                                                                     ----------

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(C)  Private Placement Securities considered illiquid investments.

AID--Agency for International Development

LOC--Letter of Credit

SLMA--Student Loan Marketing Association


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--50.9%
Export-Import Bank
  5.688%, 04/15/98 (A) (B)                          $   25,000       $   25,000
  5.708%, 04/15/98 (A) (B)                              18,198           18,199
  5.748%, 04/15/98 (A) (B)                              30,000           29,996
FFCB
  5.620%, 04/01/98                                      33,000           33,000
  5.790%, 04/01/98 (A)                                  20,000           20,016
  5.900%, 06/02/98                                      20,000           20,003
  5.750%, 07/01/98                                       7,000            7,000
  5.700%, 11/03/98                                      15,000           14,997
FHLB
  5.500%, 03/26/99                                      15,000           14,982
  6.000%, 04/01/98 (A)                                  25,000           25,007
  5.790%, 04/01/98 (A)                                  13,000           12,989
  5.960%, 06/09/98                                       3,000            3,001
  5.760%, 07/08/98                                       8,440            8,440
  5.755%, 09/30/98                                      14,750           14,750
  5.625%, 10/08/98                                       5,000            5,003
  5.792%, 10/23/98                                       3,000            3,005
FHLMC
  5.450%, 04/03/98                                      75,000           74,977
  5.509%, 04/07/98                                      31,000           30,972
  5.530%, 04/15/98                                      50,000           49,892
  5.505%, 03/12/99                                      25,000           24,978
FNMA
  5.718%, 04/07/98 (A)                                  50,000           49,991
  6.080%, 05/06/98                                      15,000           15,002
  5.630%, 08/14/98                                      15,000           14,990
  5.710%, 09/09/98                                      10,000           10,003
  5.870%, 09/25/98                                      10,000           10,013
  5.330%, 02/12/99                                      15,000           14,981
  4.940%, 02/23/99                                      10,000            9,943
SLMA
  5.378%, 04/07/98 (A)                                  20,000           20,000
  5.378%, 04/07/98 (A)                                  10,000           10,000
  5.400%, 04/07/98 (A)                                  25,000           24,943
  5.448%, 04/07/98 (A)                                  14,000           13,986
  5.850%, 06/10/98                                      10,000           10,001
  6.250%, 06/30/98                                      10,000           10,016
  5.600%, 08/11/98                                      15,000           14,990
  5.790%, 09/16/98                                      15,000           15,001
  5.820%, 09/16/98                                      14,400           14,404
  5.740%, 11/16/98                                      25,000           25,031
  5.720%, 11/20/98                                      15,000           14,995
  5.400%, 02/10/99                                      25,000           24,980
U.S. AID
  5.568%, 04/07/98 (A)                                  13,000           13,000
  5.568%, 04/07/98 (A)                                   4,000            4,003
  5.568%, 04/07/98 (A)                                  11,000           11,000
  5.618%, 04/07/98 (A)                                     800              800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $788,280)                                                        788,280
                                                                     ----------

                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
OTHER U.S. GOVERNMENT OBLIGATIONS--10.0%
Downey Savings & Loan (LOC: FHLB
of San Francisco)
  5.560%, 07/06/98                                  $   20,000       $   19,711
Secondary Market Services (LOC: SLMA
 of San Francisco)
  5.524%, 04/08/98                                      50,000           49,947
  5.509%, 04/09/98                                      17,903           17,881
  5.503%, 04/14/98                                      17,522           17,487
  5.505%, 04/17/98                                      25,150           25,089
  5.512%, 04/20/98                                      25,000           24,928
                                                                     ----------
TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
 (Cost $155,043)                                                        155,043
                                                                     ----------
REPURCHASE AGREEMENTS--39.1%
C S First Boston
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Note:
 total market value $71,590,631)                        70,000           70,000
Donaldson Lufkin & Jenrette 5.950%, dated 03/31/98,
 matures 04/01/98, repurchase price $256,567,398
 (collateralized by U.S. Treasury Instruments:
 total market value $261,656,167)                      256,525          256,525
Prudential Securities
 5.950%, dated 03/31/98, matures
  04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Instruments:
 total market value $71,400,573)                        70,000           70,000
Salomon Smith Barney
 5.940%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,550
 (collateralized by U.S. Treasury Notes:
 total market value $71,455,632)                        70,000           70,000
Societe Generale
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Instruments:
 total market value $71,452,000)                        70,000           70,000
UBS Securities
 5.960%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,589
 (collateralized by U.S. Treasury Bills:
 total market value $71,401,825)                        70,000           70,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $606,525)                                                        606,525
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
 (Cost $1,549,848)                                                  $ 1,549,848
                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET--0.0% (C)                                (562)
                                                                    -----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 1,121,875,334 outstanding shares                            1,121,876
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 427,807,233 outstanding shares                                427,806
Accumulated net realized loss on investments                               (396)
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $ 1,549,286
                                                                    -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                           $      1.00
                                                                    -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS D                                           $      1.00
                                                                    -----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established be the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 375,979
      Payable upon return of securities on loan                     $(375,979)

AID--Agency for International Development

FFCB--Federal Farm Credit Bank

FHLB--Federal Home Loan Bank

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

LOC--Letter of Credit

SLMA--Student Loan Marketing Association


                            TREASURY OBLIGATIONS FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--22.4%
U.S. Treasury Bills
  5.940%, 04/02/98                                  $   50,000       $   49,992
  5.880%, 04/30/98                                      25,000           24,888
  5.590%, 05/28/98                                      25,000           24,790
  5.570%, 08/20/98                                      25,000           24,483
  5.530%, 11/12/98                                      50,000           48,353
  5.520%, 12/10/98                                      50,000           48,159
U.S. Treasury Notes
  7.875%, 04/15/98                                      50,000           50,037
  5.875%, 04/30/98                                      25,000           24,999
  6.125%, 05/15/98                                      50,000           50,011
  8.250%, 07/15/98                                      50,000           50,347
  5.250%, 07/31/98                                      50,000           49,933
  6.125%, 08/31/98                                      75,000           75,134
  4.750%, 09/30/98                                      50,000           49,803
  7.125%, 10/15/98                                      50,000           50,388
  5.875%, 10/31/98                                      25,000           25,030
  5.125%, 11/30/98                                      50,000           49,918
  5.625%, 11/30/98                                     100,000           99,989
  5.750%, 12/31/98                                      50,000           50,057
  6.375%, 01/15/99                                      75,000           75,541
  6.250%, 03/31/99                                     125,000          125,847
  7.000%, 04/15/99                                      50,000           50,701
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,098,400)                                                    1,098,400
                                                                     ----------
REPURCHASE AGREEMENTS--77.8%
Bear Stearns
 5.950%, dated 03/31/98, matures 04/01/98,
 repurchase price $450,074,375
 (collateralized by U.S. Treasury STRIPS:
 total market value $459,014,000)                      450,000          450,000
CS First Boston 5.950%, dated 03/31/98,
 matures 04/01/98, repurchase price
 $220,036,361 (collateralized by U.S. Treasury Notes:
 total market value $226,593,838)                      220,000          220,000
Donaldson Lufkin & Jenrette 5.950%, dated 03/31/98,
 matures 04/01/98, repurchase price $237,041,171
 (collateralized by U.S. Treasury Instruments:
 total market value $241,742,597)                      237,002          237,002
First Union Capital
 5.900%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,056
 (collateralized by U.S. Treasury Instruments:
 total market value $224,698,697)                      220,000          220,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Goldman Sachs
 5.550%, dated 03/27/98, matures
 04/01/98, repurchase price $200,154,1667
 (collateralized by U.S. Treasury Bonds:
 total market value $203,946,000)                   $  200,000       $  200,000
Merrill Lynch
 5.625%, dated 03/30/98, matures
 04/01/98, repurchase price $200,062,500
 (collateralized by U.S. Treasury Instruments:
 total market value $204,229,000)                      200,000          200,000
Nomura Securities
 5.930%, dated 03/31/98, matures
 04/01/98, repurchase price $400,065,889
 (collateralized by U.S. Treasury Instruments:
 total market value $408,000,593)                      400,000          400,000
Prudential Securities
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,361
 (collateralized by U.S. Treasury Instruments:
 total market value $224,400,016)                      220,000          220,000
Salomon Smith Barney
 5.940%, dated 03/31/98, matures
 04/01/98, repurchase price $930,153,450
 (collateralized by U.S. Treasury Instruments:
 total market value $949,053,133)                      930,000          930,000
Societe Generale
 5.850%, dated 03/31/98, matures
 04/01/98, repurchase price $130,021,125
 (collateralized by U.S. Treasury Instruments:
 total market value $132,604,000)                      130,000          130,000
Societe Generale
 5.950, dated 03/31/98, matures 04/01/98,
 repurchase price $400,066,111
 (collateralized by U.S. Treasury Instruments:
 total market value $408,052,000)                      400,000          400,000
UBS Securities
 5.960%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,422
 (collateralized by U.S. Treasury Instruments:
 total market value $224,401,574)                      220,000          220,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $3,827,002)                                                    3,827,002
                                                                     ----------
TOTAL INVESTMENTS--100.2%
 (Cost $4,925,402)                                                    4,925,402
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)                                (7,770)
                                                                     ----------

                      TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 1,465,154,707 outstanding shares                          $ 1,465,155
Portfolio Shares -- Retail Class A
 ($.01 par value -- 20 billion authorized)
 based on 80,345,392 outstanding shares                                  80,346
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 3,372,096,712 outstanding shares                            3,372,096
Undistributed net investment income                                           7
Accumulated net realized gain on investments                                 28
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $ 4,917,632
                                                                    -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                           $      1.00
                                                                    -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                    $      1.00
                                                                    -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS D                                           $      1.00
                                                                    -----------

STRIPS--Separately Trading of Registered Interest and Principal of Securities


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           TAX FREE OBLIGATIONS FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--100.4%
ALABAMA--5.9%
Birmingham, Baptist Medical Center, Living
 County Project, Series A (RB)
 (LOC: Banco Santander)
  3.800%, 04/07/98 (A)                              $    9,100       $    9,100
Jefferson County, Sewer Revenue, Series 7
 (RB) (FGIC)
  3.800%, 04/07/98 (A)                                   3,000            3,000
                                                                     ----------
                                                                         12,100
                                                                     ----------
ARIZONA--1.3%
Maricopa County, School District #4, Mesa
 University, Capital Appreciation (GO) (FGIC)
  0.000%, 07/01/98                                       2,675            2,650
                                                                     ----------
ARKANSAS--0.5%
Jonesboro, Sales & Use Tax (RB) (FSA)
  3.800%, 05/15/98                                       1,000            1,000
                                                                     ----------
CALIFORNIA--1.5%
California State, School Cash Reserve
 Program,Tax Anticipation Notes
 (RB) (AMBAC)
  4.750%, 07/02/98                                       3,000            3,009
                                                                     ----------
COLORADO--1.9%
Colorado Springs, Utilities Revenue,
 Series 19 (RB)
  3.800%, 04/07/98 (A)                                   2,600            2,600
Platte River Authority (RB) (MBIA)
  3.650%, 06/01/98                                       1,200            1,199
                                                                     ----------
                                                                          3,799
                                                                     ----------
DISTRICT OF COLUMBIA--0.5%
District of Columbia, Series B,
 Pre-refunded @ 101.5 (GO) (MBIA)
  6.750%, 06/01/98 (B)                                   1,000            1,020
                                                                     ----------
FLORIDA--3.2%
Florida State, Housing Finance Agency,
 Multifamily Revenue (LOC: Nationsbank) (RB)
  3.750%, 04/07/98 (A) (B)                               1,500            1,500
Sunshine State (TECP) (AMBAC)
  3.450%, 05/13/98                                       4,000            4,000
West Orange (LOC: Rabobank) (TECP)
  3.400%, 04/09/98                                       1,100            1,100
                                                                     ----------
                                                                          6,600
                                                                     ----------

                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                           Par (000)      Value (000)
--------------------------------------------------------------------------------
GEORGIA--1.5%
Georgia State, Series D,
 Pre-refunded @ 102 (GO)
  7.450%, 06/01/98 (B)                              $    1,100       $    1,128
Whitfield County, Residential Care Facility
 Authority, Royal Oaks Senior Living
 Community Project (LOC: First Union
 National Bank) (RB)
  3.700%, 04/07/98 (A)                                   2,000            2,000
                                                                     ----------
                                                                          3,128
                                                                     ----------
IDAHO--0.5%
Idaho State, Tax Anticipation Notes (GO)
  4.625%, 06/30/98                                       1,000            1,002
                                                                     ----------
ILLINOIS--2.5%
Illinois State, Development Finance Authority
 Revenue (LOC: Harris Trust) (RB)
  3.750%, 04/07/98 (A)                                   2,000            2,000
Illinois State, Metropolitan Pier & Exposition
 Authority (RB) (AMBAC)
  3.800%, 04/07/98 (A)                                   3,000            3,000
                                                                     ----------
                                                                          5,000
                                                                     ----------
KANSAS--3.2%
Burlington (LOC: Toronto
 Dominion Bank) (TECP)
  3.500%, 05/08/98                                       2,000            2,000
Shawnee County, Series 1,
 Callable 05/01/98 @ 100 (GO)
  4.000%, 02/01/99                                       2,628            2,629
Shawnee, Industrial Development Revenue,
 Shawnee Village Association (LOC: Texas
 Commerce Bank N.A.) (RB)
  3.450%, 04/07/98 (A)                                   1,900            1,900
                                                                     ----------
                                                                          6,529
                                                                     ----------
MARYLAND--2.2%
Baltimore, Port Facilities (LOC:
 Wachovia) (RB)
  3.250%, 04/07/98 (A)                                   1,000            1,000
Fredrick County, Retirement Community
 Revenue, Buckinghams Choice, Series E
 (LOC: LaSalle National Bank) (RB)
  3.700%, 04/07/98 (A)                                   1,500            1,500
Maryland State, Washington Suburban
 Sanitation District, Water Supply (RB)
  5.750%, 06/01/98                                       1,900            1,906
                                                                     ----------
                                                                          4,406
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                           Par (000)      Value (000)
--------------------------------------------------------------------------------
MICHIGAN--8.8%
Hannahville, Indian Community Finance &
 Building Authority, Building Program,
 Series A (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                              $    4,000       $    4,000
Michigan State, Hospital Financial Authority
 (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                                   4,900            4,900
Michigan State, Hospital Financial Authority,
 Series A (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                                   1,800            1,800
Regents of University of Michigan (TECP)
  3.200%, 04/09/98                                       4,300            4,300
  3.450%, 04/09/98                                       3,000            3,000
                                                                     ----------
                                                                         18,000
                                                                     ----------
MINNESOTA--2.4%
Eden Prairie, Multifamily Housing
 (LOC: Barclays Bank) (RB)
  3.750%, 04/07/98 (A)                                   1,900            1,900
Western Minnesota, Municipal Power
 Agency (RB)
  4.250%, 01/01/99                                       3,000            3,000
                                                                     ----------
                                                                          4,900
                                                                     ----------
MISSISSIPPI--1.5%
Mississippi State, Mississippi College Project
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                                   3,000            3,000
                                                                     ----------
MISSOURI--5.7%
Missouri State Health & Educational Revenue,
 Drury College, Series B (RB)
  4.250%, 04/07/99                                       3,120            3,137
Missouri State (LOC: UBS) (TECP)
  3.250%, 04/03/98                                       3,000            3,000
St. Charles County, Sun River Village
 Apartments (LOC: Bank of America) (RB)
  3.750%, 04/07/98 (A)                                   5,400            5,400
                                                                     ----------
                                                                         11,537
                                                                     ----------
NEVADA--2.0%
Nevada (GO)
  3.800%, 04/07/98 (A)                                   4,000            4,000
                                                                     ----------
NEW HAMPSHIRE--2.2%
New Hampshire State Higher Educational &
 Health Authority, Alice Peck Day Lifecare
 Project (LOC: Corestates) (RB)
  3.650%, 04/07/98 (A)                                   4,500            4,500
                                                                     ----------

                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                           Par (000)      Value (000)
--------------------------------------------------------------------------------
NORTH CAROLINA--1.7%
New Hanover County, Gang Nail Systems
 Project (LOC: Harris Trust) (RB)
  3.750%, 04/07/98 (A)                              $    3,500       $    3,500
                                                                     ----------
OKLAHOMA--5.0%
Garfield County, Pollution Control Revenue,
 Oklahoma Gas & Electric (RB)
  3.700%, 04/07/98 (A)                                   2,300            2,300
Tulsa, Industrial Authority Revenue (RB) (MBIA)
  3.800%, 04/07/98 (A)                                   7,970            7,970
                                                                     ----------
                                                                         10,270
                                                                     ----------
PENNSYLVANIA--1.7%
Delaware County, Catholic Health East,
 Series A (RB)
  4.500%, 11/15/98                                       2,275            2,285
Pennsylvania State (COP)
  4.800%, 06/01/98                                       1,285            1,287
                                                                     ----------
                                                                          3,572
                                                                     ----------
SOUTH CAROLINA--4.3%
South Carolina, Public Service Authority
 Revenue (RB) (FGIC)
  3.800%, 04/07/98 (A)                                   2,000            2,000
York County (TECP) (DP)
  3.150%, 04/07/98                                       2,000            2,000
  3.500%, 04/07/98                                       2,000            2,000
  3.550%, 04/07/98                                       2,700            2,700
                                                                     ----------
                                                                          8,700
                                                                     ----------
SOUTH DAKOTA--3.8%
Yankton, Industrial Development Revenue,
 Alumax Project (LOC: Bank of America) (RB)
  3.750%, 04/07/98 (A)                                   7,700            7,700
                                                                     ----------
TENNESSEE--7.9%
Hamilton County (GO)
  5.000%, 07/01/98                                       1,000            1,003
Hamilton County, Industrial Development
 Board, Tennessee Aquarium
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                                   4,000            4,000
Montgomery County, Public Building
 Authority Pooled Financing Revenue,
 Montgomery County Loan
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                                   3,085            3,085

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                           Par (000)      Value (000)
--------------------------------------------------------------------------------
Nashville & Davidson Counties, Metro
 Government Industrial Development
 (LOC: Barclays Bank) (RB)
  3.750%, 04/07/98 (A)                              $    7,035       $    7,035
Nashville & Davidson Counties, Metro
 Government Ymca Projects (LOC:
 Nationsbank of Georgia) (RB)
  3.700%, 04/07/98 (A)                                   1,000            1,000
                                                                     ----------
                                                                         16,123
                                                                     ----------
TEXAS--14.8%
Austin, LOC: Morgan Guaranty (TECP)
  3.500%, 05/13/98                                       4,000            4,000
Harris County, Hospital (RB) (FSA)
  3.800%, 04/07/98 (A)                                   2,775            2,775
Houston, Water & Sewer Revenue
 (RB) (FGIC)
  3.800%, 04/07/98 (A)                                   7,000            7,000
Hunt County, Industrial Development
 Authority, Trico Industries Project
 (LOC: ABN Amro) (RB)
  3.500%, 04/07/98 (A)                                   1,030            1,030
San Antonio, Electric & Gas (RB) (MBIA)
  3.800%, 04/07/98 (A)                                   7,455            7,455
Texas A&M University (TECP)
  3.150%, 04/03/98                                       5,000            5,000
Texas State (TECP)
  3.400%, 06/08/98                                       3,000            3,000
                                                                     ----------
                                                                         30,260
                                                                     ----------
UTAH--0.9%
Salt Lake County, Housing Authority
 Multifamily Revenue, Santa Fe Apartments
 Project (LOC: Dresdner) (RB)
  3.750%, 04/07/98 (A)                                   1,900            1,900
                                                                     ----------
VERMONT--0.8%
Vermont State, Student Loan Revenue
 (LOC: Natwest) (RB)
  3.400%, 04/07/98 (A)                                   1,565            1,565
                                                                     ----------

                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
WASHINGTON--6.2%
Port Seattle, Alaska Airlines Project,
 (RB) (LOC: Bank of New York)
  3.500%, 04/07/98 (A)                              $    5,000       $    5,000
Washington State, Public Power Supply
 Systems, Nuclear Project #3 (RB)
  3.800%, 04/07/98 (A)                                   6,590            6,590
Washington State, Series A (GO)
  6.500%, 07/01/98                                       1,000            1,007
                                                                     ----------
                                                                         12,597
                                                                     ----------
WISCONSIN--6.0%
Milwaukee, Series A (RAN)
  5.000%, 02/25/99                                       5,000            5,064
Milwaukee, Series J (GO)
  4.000%, 12/01/98                                       1,825            1,826
Waupon, School District (GO)
  4.350%, 12/01/98                                       3,750            3,758
Wisconsin State (GO)
  4.700%, 11/01/98                                         750              754
Wisconsin State,
 Pre-refunded @ 100 (GO)
  7.100%, 05/01/98 (B)                                     745              747
                                                                     ----------
                                                                         12,149
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $204,516)                                                        204,516
                                                                     ----------
MONEY MARKET FUNDS--4.4%
Federated Tax Free Money Market                      2,985,590            2,986
SEI Institutional Tax Free Portfolio                 6,000,000            6,000
                                                                     ----------
TOTAL MONEY MARKET FUNDS
 (Cost $8,986)                                                            8,986
                                                                     ----------
TOTAL INVESTMENTS--104.8%
 (Cost $213,502)                                                        213,502
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(4.8%)                                (9,703)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 1,57,783,451 outstanding shares                             $ 157,782
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 41,762,841 outstanding shares                                  41,761
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 4,256,198 outstanding shares                                    4,256
Undistributed net investment income                                           1
Accumulated net realized loss on investments                                 (1)
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 203,799
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $    1.00
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $    1.00
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS D                                             $    1.00
                                                                      ---------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

COP--Certificate of Participation

DP--Duke Power

FGIC--Financial Guaranty Insurance Corporation

FSA--Financial Security Assurance

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

RAN--Revenue Anticipation Note

RB--Revenue Bond

TECP--Tax Exempt Commercial Paper


                            LIMITED TERM INCOME FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--45.0%
AUTO COMPANY SUBSIDIARIES - AUTO--2.8%
General Motors Acceptance 97-A
  6.500%, 04/15/02                                  $    3,918       $    3,946
Premier Auto Trust 1993-4 B
  4.950%, 02/02/99                                         232              232
Premier Auto Trust 1994-3 B
  6.800%, 12/02/99                                         748              754
Premier Auto Trust 1994-4 A5
  6.650%, 11/02/98                                         544              545
                                                                     ----------
                                                                          5,477
                                                                     ----------
BANKS - AUTO--2.8%
NAFCO Auto Trust
  7.000%, 12/31/01                                       1,380            1,385
NAFCO Auto Trust 1996-1 A
  6.330%, 12/21/02                                         332              334
New South Auto Trust 1994-B A
  8.475%, 01/15/01                                         571              579
Southern Pacific Thrift & Loan
 Association 1996-C1 A1
  5.975%, 04/25/98 (B)                                     934              935
Western Financial Grantor Trust 1994-3 B
  6.650%, 12/01/99                                         354              356
Western Financial Grantor Trust 1994-4 A1
  7.100%, 01/01/00                                       1,847            1,856
                                                                     ----------
                                                                          5,445
                                                                     ----------
BANKS - BOATS & RV'S--1.0%
CFC Grantor Trust TR14
  7.150%, 11/15/06 (B)                                   1,976            1,979
                                                                     ----------
BANKS - CREDIT CARD RECEIVABLES--10.2%
Fingerhut Master Trust, Series 1996-1, Cl A
  6.450%, 02/20/02                                       3,730            3,779
First USA Credit Card Master Trust 1996-1
  6.271%, 04/15/98 (A) (B)                               1,500            1,502
Household Credit Card Master Trust 1995-1
  6.038%, 04/15/98 (A) (B)                               6,375            6,391
MBNA Master Credit Card Trust 1994-B
  5.663%, 01/15/02 (A)                                   8,250            8,240
                                                                     ----------
                                                                         19,912
                                                                     ----------
CONSUMER FINANCE - AUTO--9.4%
Auto Bond Receivables Trust 1993-1
  6.125%, 11/15/98 (A)                                     244              242
Budget Fleet Finance 1994-A
  6.148%, 04/25/98 (A) (B)                               6,400            6,400
Fasco Auto Trust Series 1996-1
  6.650%, 11/15/01                                       3,688            3,716

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MMCA Automobile Trust 1997-1 A3
  6.080%, 05/15/01                                       4,480            4,491
The Money Store Auto Grantor
 Trust 1997-2, Cl A
  6.170%, 03/20/01                                       3,375            3,383
                                                                     ----------
                                                                         18,232
                                                                     ----------
CONSUMER FINANCE - FIRST MORTGAGE RELATED--0.9%
Prudential Home Mortgage
 Securities 1992-36 A7
  6.500%, 11/25/99                                       1,323            1,321
Saxon Mortgage Securities 1994-4A 1A2
  5.250%, 04/25/24                                         473              471
                                                                     ----------
                                                                          1,792
                                                                     ----------
CONSUMER FINANCE - SECOND MORTGAGE RELATED--6.0%
Green Tree Home Improvement
 Loan Trust, 1996-F
  6.900%, 01/15/28                                       4,000            4,087
HFC Home Equity Loan Trust 1992-2 B
  6.850%, 11/20/12                                         630              633
Household Finance 1993-1 A3
  4.750%, 05/20/08                                          53               54
Household Finance Home Equity 1993-2 A3
  4.650%, 12/20/08                                       1,643            1,637
Lehman Home Equity Loan
 Trust Series 1995-7 A2
  6.490%, 03/25/12                                       2,118            2,140
Wilshire Mortgage Loan Trust
  6.750%, 06/25/15                                       3,000            3,024
                                                                     ----------
                                                                         11,575
                                                                     ----------
EQUIPMENT LEASES--5.7%
Amerisource Receivables Master
 Trust 1995-1, Cl A
  6.038%, 03/15/00 (A) (B)                               1,500            1,500
Icon Receivables 1997-A1
  6.435%, 06/01/05 (B)                                   6,721            6,755
JLC Lease Receivables Trust 1994-1
  5.895%, 04/22/98 (A)                                   2,940            2,940
                                                                     ----------
                                                                         11,195
                                                                     ----------
MORTGAGE BANKERS & LOANS - SECOND MORTGAGE RELATED--4.8%
Amresco Residential Securities 1996-5 A2
  6.275%, 04/25/18                                       5,000            5,036
BCI Home Equity Loan 1994-1
  6.413%, 04/29/98 (A)                                   1,905            1,922


                      LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
The Money Store Home Equity Loan
 Trust 1992-D1 A1
  6.500%, 01/15/04                                  $      393       $      397
The Money Store Home Equity Loan
 Trust 1993-B A1
  5.400%, 08/15/05                                         900              900
UCFC Home Equity Loan 1995-B1, Cl A2
  6.600%, 07/10/09                                       1,151            1,154
                                                                     ----------
                                                                          9,409
                                                                     ----------
VACATION HOME MORTGAGES--1.4%
Patten 1995-1A
  7.250%, 08/01/98 (A) (B)                               1,607            1,608
RCI Vacation Ownership Mortgage
 Trust 1991-B
  7.500%, 08/25/98 (B)                                   1,089            1,090
                                                                     ----------
                                                                          2,698
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
 (Cost $87,394)                                                          87,714
                                                                     ----------
U.S. TREASURY OBLIGATIONS--23.7%
U.S. Treasury Notes
  6.125%, 05/15/98                                       2,750            2,752
  5.875%, 08/15/98                                      12,300           12,318
  7.125%, 10/15/98                                       5,000            5,044
  5.625%, 02/28/01                                      26,200           26,174
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $46,456)                                                          46,288
                                                                     ----------
CORPORATE OBLIGATIONS--21.5%
Associates of North America
  5.850%, 01/15/01                                       7,500            7,462
Bear Stearns, Series B
  6.238%, 10/03/00                                       7,500            7,519
Comdisco
  5.760%, 01/19/99                                       7,000            6,977
Commercial Credit
  5.550%, 02/15/01                                       4,500            4,433
Ford Motor Credit
  7.450%, 04/13/00                                       7,500            7,706
Salomon Smith Barney
  5.980%, 03/26/01                                       7,750            7,711
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $41,993)                                                          41,808
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--4.6%
FHLMC 1229-G
  6.800%, 07/15/05                                  $       51       $       52
FHLMC 1339-PG
  7.000%, 08/15/17                                       1,829            1,829
FNMA 1992-152 J
  7.000%, 05/25/06                                       6,061            6,087
GNMA 1995-7 D
  7.500%, 04/16/10                                       1,008            1,008
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $8,978)                                                            8,976
                                                                     ----------
OTHER MORTGAGE-BACKED OBLIGATIONS--2.9%
Merrill Lynch Mortgage Investors 1993-C A4
  6.688%, 04/15/98 (A)                                   4,850            4,900
Southern Pacific Secured Assets 1996-2 A2
  6.720%, 10/25/16                                         745              754
                                                                     ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $5,602)                                                            5,654
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--1.7%
First American Prime
 Obligations Fund (C)                                3,316,263            3,316
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $3,316)                                                            3,316
                                                                     ----------
TOTAL INVESTMENTS--99.4%
 (Cost $193,739)                                                        193,756
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.6%                                   1,144
                                                                     ----------

                      LIMITED TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 19,119,305 outstanding shares                               $ 193,090
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 496,270 outstanding shares                                      5,547
Undistributed net investment income                                          80
Accumulated net realized loss on investments                             (3,834)
Net unrealized appreciation of investments                                   17
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 194,900
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $    9.94
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $    9.94
MAXIMUM SALES CHARGE OF 2.00% (1)                                          0.20
                                                                      ---------
OFFERING PRICE PER SHARE--
 RETAIL CLASS A                                                       $   10.14
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serve as adviser for this Fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 47,489
      Payable upon return of securities on loan                     $(47,489)

Cl--Class

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          INTERMEDIATE TERM INCOME FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--58.0%
U.S. Treasury Notes
  5.625%, 11/30/99                                  $   29,545       $   29,549
  6.500%, 05/31/01                                      37,065           37,952
  6.250%, 10/31/01                                      65,370           66,538
  6.250%, 02/15/03                                      25,150           25,745
  6.500%, 08/15/05                                      30,625           31,986
  6.875%, 05/15/06                                      62,550           67,020
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $259,231)                                                        258,790
                                                                     ----------
CORPORATE OBLIGATIONS--21.3%
Anz Banking Group
  7.550%, 09/15/06                                       1,000            1,076
Bear Stearns, Series B
  6.238%, 10/03/00                                      13,000           13,033
Chrysler Financial
  5.850%, 05/15/00                                      19,035           18,964
Cigna
  7.400%, 01/15/03                                       3,075            3,198
Cit Group Holdings
  6.200%, 10/20/00                                      12,725           12,757
Comdisco
  5.750%, 01/19/99                                       5,300            5,284
  5.780%, 01/19/99                                       1,150            1,147
Ford Motor Credit
  6.250%, 11/08/00                                      13,200           13,233
Lehman Brothers Holdings
  6.000%, 03/23/00                                       6,050            6,035
Metropolitan Life Insurance
  6.300%, 11/01/03 (B)                                  15,145           15,069
Nippon Telegraph & Telephone
  9.500%, 07/27/98                                       1,000            1,011
Occidental Petroleum
  6.410%, 11/30/00                                       1,000            1,008
Private Export Funding
  5.750%, 04/30/98                                       1,000            1,000
Safeco
  7.875%, 04/01/05                                       1,000            1,076
Union Oil of California
  8.750%, 08/15/01                                       1,000            1,078
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $94,673)                                                          94,969
                                                                     ----------

                    INTERMEDIATE TERM INCOME FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS--11.4%
American Southwest Financial Securities
  7.400%, 11/17/04                                  $    8,595       $    8,934
Asset Securitization 1996-MD6
  6.880%, 11/13/26                                      18,400           18,956
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                                          48               48
Equicredit Home Equity Loan Trust
  7.350%, 06/15/14                                       1,500            1,525
Merrill Lynch Mortgage Investors 1995-C3
  7.088%, 12/26/25                                      18,725           19,301
Prudential Home Mortgage Securities 1994-28
  6.755%, 04/01/98 (A)                                   2,197            2,239
                                                                     ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $50,566)                                                          51,003
                                                                     ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS--5.4%
FHLMC 1659
  5.500%, 01/15/01                                       1,632            1,618
FHLMC 1902
  7.000%, 05/15/03                                       2,780            2,821
FHLMC 1606-H
  6.000%, 11/15/08                                       4,925            4,905
FNMA
  8.450%, 07/12/99                                       1,000            1,033
  7.350%, 03/28/05                                       1,000            1,078
FNMA G92-40
  7.000%, 06/25/02                                       4,407            4,430
FNMA 1996-57
  7.000%, 06/25/03                                       2,484            2,516
FNMA 1996-72
  6.500%, 01/18/04                                       4,000            4,060
FNMA 1993-55
  6.500%, 11/25/07                                       1,000            1,014
FNMA 303357
  7.000%, 06/01/10                                         519              528
FNMA 1500
  14.750%, 03/01/12                                          0*              --
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $23,724)                                                          24,003
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
U.S.GOVERNMENT AGENCY OBLIGATIONS--0.9%
FHLB
  7.280%, 05/18/99                                  $    2,000       $    2,033
  5.985%, 11/26/02                                       2,175            2,187
                                                                     ----------
TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
 (Cost $4,177)                                                            4,220
                                                                     ----------
ASSET-BACKED SECURITIES--0.9%
Standard Credit Card Master Trust 1991-6A
  7.875%, 01/07/00                                       2,013            2,036
Zale Funding Series 94-1, Cl B
  7.500%, 05/15/03 (B)                                   2,000            2,022
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
 (Cost $4,005)                                                            4,058
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--0.5%
First American Prime Obligations Fund (C)            2,390,204            2,390
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $2,390)                                                            2,390
                                                                     ----------
TOTAL INVESTMENTS--98.4%
 (Cost $438,766)                                                        439,433
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.6% (C)                               7,122
                                                                     ----------

                    INTERMEDIATE TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 44,055,051 outstanding shares                               $ 436,666
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 430,077 outstanding shares                                      4,343
Undistributed net investment income                                           8
Accumulated net realized gain on investments                              4,871
Net unrealized appreciation of investments                                  667
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 446,555
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.04
                                                                      ---------
 NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $   10.06
MAXIMUM SALES CHARGE OF 3.75% (1)                                          0.39
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $   10.45
                                                                      ---------

*Par value $323 & Market Value $324

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 222,787
      Payable upon return of securities on loan                     $(222,787)

Cl--Class

FHLB--Federal Home Loan Bank

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                                   Par (000)/Shares       Value (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--82.7%
U.S. Treasury Notes
  5.125%, 11/30/98                                  $    2,500       $    2,494
  6.375%, 01/15/99                                       7,500            7,548
  6.750%, 05/31/99                                      18,500           18,739
  6.875%, 07/31/99                                       4,750            4,826
  7.125%, 09/30/99                                      16,000           16,343
  7.750%, 11/30/99                                       3,000            3,100
  6.875%, 03/31/00                                       3,500            3,583
  6.250%, 08/31/00                                      24,750           25,057
  7.875%, 08/15/01                                      19,500           20,789
  7.500%, 11/15/01                                       7,000            7,409
  7.500%, 05/15/02                                       1,000            1,065
  6.500%, 05/31/02                                      23,000           23,665
  7.250%, 05/15/04                                      12,500           13,487
  7.875%, 11/15/04                                      13,000           14,517
  6.500%, 08/15/05                                       7,500            7,833
  7.000%, 07/15/06                                      12,000           12,968
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $178,778)                                                        183,423
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--15.5%
FFCB
  6.100%, 11/04/04                                       6,350            6,431
FHLB
  7.280%, 05/18/99                                       2,000            2,033
  6.975%, 07/26/99                                       1,000            1,015
  5.970%, 12/11/00                                       3,000            3,012
  7.360%, 05/04/01                                       1,070            1,071
  7.440%, 08/10/01                                       1,000            1,048
  5.995%, 11/21/01                                       7,000            7,034
  6.030%, 11/26/02                                       3,750            3,780
  6.050%, 12/03/02                                       2,500            2,521
  5.930%, 03/07/03                                       1,000            1,003
  6.030%, 12/23/04                                       2,500            2,517
TVA
 6.000%, 11/01/00                                        3,000            2,996
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $34,374)                                                          34,461
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--0.7%
First American Government
 Obligations Fund (A)                                1,449,757            1,450
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $1,450)                                                            1,450
                                                                     ----------
TOTAL INVESTMENTS--98.9%
 (Cost $214,602)                                                        219,334
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.1%                                   2,432
                                                                     ----------

                  INTERMEDIATE GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 23,354,336 outstanding shares                               $ 213,039
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 446,432 outstanding shares                                      4,183
Distributions in excess of net investment income                            (18)
Accumulated net realized loss on investments                               (170)
Net unrealized appreciation of investments                                4,732
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 221,766
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $    9.32
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $    9.33
MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.29
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $    9.62
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) This money market fund is advised by U.S. Bank National Association who also serve as adviser for this Fund. See also the notes to the financial statements.

FFCB--Federal Farm Credit Bank

FHLB--Federal Home Loan Bank

TVA--Tennessee Valley Authority

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                FIXED INCOME FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--65.4%
U.S. Treasury Bonds
  7.125%, 02/15/23                                  $  159,185       $  181,603
  6.875%, 08/15/25                                      99,410          110,815
U.S. Treasury Notes
  7.500%, 10/31/99                                      14,850           15,266
  5.625%, 11/30/99                                      48,950           48,956
  6.500%, 05/31/01                                      78,995           80,886
  6.250%, 10/31/01                                      91,515           93,149
  6.250%, 02/15/03                                      56,745           58,088
  6.500%, 08/15/05                                      82,270           85,925
  6.875%, 05/15/06                                      78,530           84,142
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $746,695)                                                        758,830
                                                                     ----------
CORPORATE OBLIGATIONS--18.0%
Bank America National Trust &
 Savings Association
  8.375%, 05/01/07                                         120              121
Bear Stearns
  6.560%, 06/20/00                                      23,835           24,103
Chrysler Financial
  5.850%, 05/15/00                                      45,945           45,773
Cigna
  7.400%, 01/15/03                                      10,726           11,155
Cit Group Holdings
  6.200%, 10/20/00                                      29,100           29,173
Conrail
  6.760%, 05/25/15                                         938              963
Enron
  7.125%, 05/15/07                                       1,000            1,037
Lehman Brothers Holdings
  6.000%, 03/23/00                                      25,200           25,137
Money Store
  7.300%, 12/01/02                                      26,550           27,413
Nabisco
  6.300%, 08/26/99                                      15,900           16,002
Safeco
  7.875%, 04/01/05                                       1,000            1,076
Santander Financial Issuances
  7.250%, 05/30/06                                      25,890           26,926
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $207,547)                                                        208,879
                                                                     ----------
OTHER MORTGAGE-BACKED OBLIGATIONS--10.1%
Asset Securitization 1996-MD6
  6.880%, 11/13/26                                      38,210           39,364
Collateralized Mortgage Corporation 88-13 C
  8.000%, 09/20/19                                          69               71

                          FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Countrywide Mortgage-Backed
 Securities 1994-GA3
  6.500%, 04/25/24                                  $    2,380       $    2,358
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                                         420              421
General Electric Capital Mortgage 1994-11 A1
  6.500%, 03/25/24                                       3,758            3,754
General Electric Capital Mortgage 1994-17 A6
  7.000%, 05/25/24                                       7,000            7,032
General Electric Capital Mortgage 1994-17 A7
  7.000%, 05/25/24                                       5,179            5,149
GMAC Commercial Mortgage Securities 1997-C1
  6.918%, 09/15/07                                      34,535           35,424
J.P. Morgan Commercial Mortgage Finance 1995-C1
  5.568%, 04/01/98 (A)                                  10,329           11,109
Merrill Lynch Mortgage Investors 1993-A4
  6.688%, 03/15/18 (A)                                   6,000            6,062
Prudential Home Mortgage Securities 1994-28
  6.755%, 04/01/98 (A)                                   5,770            5,882
Residential Funding 1992-36 A2
  5.700%, 11/25/07                                          65               65
                                                                     ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $114,454)                                                        116,691
                                                                     ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--3.7%
FHLMC 1643-PK
  6.500%, 12/15/23                                       5,439            5,446
FHLMC 1665-KZ
  6.500%, 01/15/24                                       7,578            7,255
FHLMC 1723-PJ
  7.000%, 02/15/24                                       7,133            7,405
FHLMC 1726-C
  6.750%, 12/15/05                                       5,046            5,132
FHLMC 51-VA
  7.000%, 04/17/06                                      12,752           13,043
FNMA 1993-139
  6.750%, 12/25/21                                       3,958            4,021
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $39,736)                                                          42,302
                                                                     ----------
ASSET-BACKED SECURITY--0.4%
Zale Funding 1994-1 Cl B
  7.500%, 05/15/03 (B)                                   4,100            4,145
                                                                     ----------
TOTAL ASSET-BACKED SECURITY
 (Cost $4,048)                                                            4,145
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          FIXED INCOME FUND (CONCLUDED)

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND--0.2%
Minneapolis, Minnesota, Single Family Mortgages,
 Callable 10/01/05 @ 100 (RB)
  6.920%, 04/01/09                                  $    2,675       $    2,676
                                                                     ----------
TOTAL TAXABLE MUNICIPAL BOND
 (Cost $2,675)                                                            2,676
                                                                      ---------
RELATED PARTY MONEY MARKET FUND--1.0%
First American Prime Obligations Fund (C)           11,500,140           11,500
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $11,500)                                                          11,500
                                                                      ---------
TOTAL INVESTMENTS--98.8%
 (Cost $1,126,655)                                                    1,145,023
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET--1.2% (D)                              14,418
                                                                      ---------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 101,783,524 outstanding shares                              1,102,813
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,028,016 outstanding shares                                   11,387
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 1,452,144 outstanding shares                                   15,833
Distributions in excess of net investment income                           (268)
Accumulated net realized gain on investments                             11,308
Net unrealized appreciation of investments                               18,368
                                                                      ---------
TOTAL NET ASSETS--100.0%                                             $1,159,441
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    11.12
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 RICE PER SHARE--RETAIL CLASS A                                      $    11.12

MAXIMUM SALES CHARGE OF 3.75% (1)                                          0.43
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    11.55
                                                                      ---------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    11.07
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charges, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998.

(B) Security sold within the terms of a private memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serve as adviser for this Fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received                $ 566,266
      Payable upon securities Loaned          $(566,266)

Cl--Class

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GMAC--General Motors Acceptance Corporation

RB--Revenue Bond


                      CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.9%
CALIFORNIA--96.3%
Alisal California Unified School District,
 Capital Appreciation, Series C (GO) (FGIC)
  0.000%, 08/01/08                                  $    5,860       $      534
Anaheim Electric (RB)
  4.800%, 10/01/02                                         500              514
Bakersfield, Convention Center Project
 (COP) (MLO) (MBIA)
  5.500%, 04/01/10                                         250              266
Burbank, Public Service Department (RB) (AMBAC)
  6.100%, 06/01/01                                         200              212
California Educational Facilities Authority,
 Occidental College, Callable 10/01/07 @ 102
 (RB) (MBIA)
  5.300%, 10/01/10                                         500              526
California Educational Facilities Authority,
 Pooled College & University Projects, Series A (RB)
  4.850%, 12/01/01                                         500              512
California Health Facilities Authority, John C  Fremont
 Hospital District (RB) (CMI)
  6.000%, 06/01/04                                         400              425
California Health Facilities Authority,
 Sutter Health Finance (RB) (FSA)
  5.500%, 08/15/06                                         500              536
California Housing Finance Agency,
 Callable 08/01/04 @ 102 (RB)
  6.550%, 02/01/05                                         150              160
California Housing Finance Agency, Home
 Mortgages, Series A (RB) (MBIA)
  5.000%, 08/01/03                                         190              197
California Housing Finance Agency, Series E
 (RB) (MBIA)
  5.850%, 08/01/04                                         150              158
California Resource Efficiency Finance Authority,
 First Resource Efficiency Project (RB) (AMBAC)
  5.200%, 07/01/02                                         500              521
California State (GO) (AMBAC)
  6.300%, 11/01/02                                         300              328
California State Department of Water, Center
 Valley Project, Callable 12/01/05 @ 101 (RB)
  5.000%, 12/01/12                                         500              503
California State Department of Water, Series P,
 Callable 06/01/06 @ 101 (RB)
  5.300%, 12/01/07                                         750              796
California State Public Works, Department of
 Corrections, Series A (RB) (MLO) (AMBAC)
  6.000%, 01/01/06                                         545              602

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
California State Public Works, Various
 University Projects (RB)
  5.900%, 10/01/01                                  $      100       $      106
  5.000%, 06/01/03                                         150              156
California State Public Works, Various University
 Projects, Series A (RB) (MLO) (AMBAC)
  5.400%, 12/01/00                                         250              259
California State, Housing and Homeless (GO) (AMT)
  5.750%, 10/01/01                                         300              316
California Statewide Communities
 Development Authority, Health Facilities,
 Series A, Callable 08/01/03 @ 102 (COP) (CMI)
  5.200%, 08/01/04                                         200              208
Contra Costa Water District, Series G (RB) (MBIA)
  5.400%, 10/01/03                                         500              530
Contra Costa Water District, Water Recovery,
 Callable 10/01/07 @ 100 (RB)
  5.000%, 10/01/15                                         340              333
Escondido Civic Center Project, Escrowed to
 Maturity (RB) (AMBAC)
  5.800%, 09/01/04                                         100              109
Fontana, School District (GO) (MBIA)
  5.550%, 07/01/04                                         500              538
Fresno, Unified School District (GO) (MBIA)
  6.050%, 08/01/11                                         500              562
Industry, Callable 07/01/02 @ 100.25 (GO) (FGIC)
  5.800%, 07/01/04                                         100              107
Inglewood, Public Financing Authority
 (RB) (AMBAC)
  5.900%, 05/01/01                                         100              106
Inland Empire Solid Waste Authority, Landfill
 Improvements Project, Series B (RB)
 (AMT) (MLO) (FSA)
  5.750%, 02/01/04                                         500              535
La Canada, Unified School District (GO) (FGIC)
  5.100%, 08/01/03                                         400              420
Los Angeles County, Public Works Finance
 Authority, Callable 03/01/03 @ 102 (RB)
  4.800%, 03/01/04                                         400              411
Los Angeles County, Public Works Finance
 Authority, Regional Park & Open
 Space District, Series A (RB)
  5.500%, 10/01/02                                         500              528
Los Angeles County, Public Works Finance
 Authority, Regional Park & Open Space
 District, Series A (RB)
  5.625%, 10/01/03                                         500              534

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Los Angeles County, Public Works Finance
 Authority, Regional Park & Open Space
 District, Series A, Callable 10/01/07 @ 101 (RB)
  5.000%, 10/01/19                                  $      265       $      257
os Angeles County, Transportation
 Commission, Series B (RB) (FGIC)
  5.875%, 07/01/02                                         250              267
Los Angeles County, Transportation
 Commission, Series B (RB) (FGIC)
  6.000%, 07/01/04                                         250              275
Los Angeles, Department of Water & Power,
 Callable 04/15/02 @ 102 (RB)
  6.100%, 04/15/03                                         250              272
Los Angeles, Earthquake Rehabilitation, Series C,
 Callable 01/01/00 @ 100
 (RB) (AMT) (FNMA)
  4.850%, 07/01/02                                       1,000            1,011
Los Angeles, Harbor Department (RB) (AMT)
  6.000%, 08/01/00                                         500              522
Los Angeles, Sanitation Equipment, Series A
 (RB) (MLO) (FSA)
  6.000%, 02/01/07                                         500              556
Los Angeles, School District,
 Callable 07/01/08 @ 102 (GO) (FGIC)
  4.900%, 07/01/09                                         300              309
Los Angeles, Series A, Callable 09/01/04 @ 102
 (GO) (MBIA)
  5.800%, 09/01/07                                         250              273
Martinez County, School District,
 Callable 08/01/00 @ 102 (GO)
  5.750%, 08/01/05                                         150              157
Marysville, Hospital Revenue, Freedmont-Rideout,
 Series A, Callable 01/01/09 @ 102 (AMBAC)
  5.000%, 01/01/10                                         500              511
Modesto, Water Utility System Refinancing
 Project (RB) (FGIC)
  5.000%, 10/01/05                                         740              770
Montebello, Community Redevelopment
 Agency (RB) (FSA)
  4.750%, 09/01/07                                         270              272
Mt. Diablo, Unified School District, Community
 Facilities District, Callable 08/01/02 @ 102
 (RB) (AMBAC)
  5.800%, 08/01/03                                         100              107
Northern California Transmission Agency,
 Cal-Ore Project (RB) (MBIA)
  6.000%, 05/01/02                                         100              107

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Oakland-Alameda County, Coliseum
 Authority, Series A (RB) (LOC: Canadian
 Imperial Bank) (MLO)
  4.400%, 02/01/00                                  $      115       $      116
Oceanside, Water System (COP) (AMBAC)
  5.100%, 08/01/02                                         500              520
Orange County, Juvenile Justice Center
 Facility (COP) (MLO) (AMBAC)
  5.750%, 06/01/01                                         100              105
Orange County, Public Finance Authority-
 Waste Management Revenue
 (RB) (AMBAC) (AMT)
  4.700%, 12/01/05                                         500              501
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.700%, 02/15/03                                         900              959
Oxnard, School District (GO) (MBIA)
  5.000%, 08/01/05                                         600              627
Paradise, Unified School District, Measure M
 Project, Series A, Callable 09/01/05 @ 102
 (COP) (MLO) (AMBAC)
  5.250%, 09/01/07                                         300              318
Pomona, Unified School District,
 Series A (GO) (MBIA)
  5.450%, 02/01/06                                         250              269
Pomona, Unified School District,
 Series A (GO) (MBIA)
  5.500%, 08/01/06                                         250              271
Rancho Mirage Joint Powers Finance
 Authority, Eisenhower Medical Center,
 Series A, Callable 07/01/07 @ 102 (COP) (MBIA)
  5.125%, 07/01/08                                         500              521
Redding, Joint Powers Finance Authority,
 Waste Water Project, Callable 12/01/02 @ 102
 (RB) (FGIC)
  5.600%, 12/01/03                                         100              107
Redondo Beach, Redevelopment Agency,
 Residential Mortgage, Series A (RB) (FNMA)
  5.150%, 06/01/03                                         130              132
Rio Linda, School District,
 Callable 08/01/08 @ 100 (GO) (FSA)
  5.000%, 08/01/09                                         500              518
Roseville, High School District,
 Callable 08/01/00 @ 102 (GO)
  5.750%, 08/01/02                                         100              105

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Sacramento County, Multifamily Housing,
 Parcwood Apartments, Mandatory
 Put @ 100 (RB) (CGLI)
  4.800%, 03/01/06 (C)                              $    1,000       $    1,019
Sacramento, Housing Authority, Fairways I
 Apartments (RB) (FNMA)
  5.875%, 02/01/08                                          90               91
San Diego County, Water Authority,
 Series A (COP) (FGIC)
  5.200%, 05/01/01                                         500              518
San Diego County, Water Authority,
 Callable 05/01/08 @ 101 (COP)
  5.000%, 05/01/13                                         505              506
San Diego County, Water Authority, Series A (COP)
  5.250%, 05/01/06                                         500              529
San Francisco, City & County Airport
 Commission, Second Series (RB) (AMT) (FGIC)
  5.400%, 05/01/06                                         500              526
San Francisco, City & County Library
 Facilities Project, Series D,
 Callable 06/15/00 @ 102 (GO)
  5.700%, 06/15/01                                         250              262
San Francisco, City & County Library
 Facilities Project, Series D,
 Pre-refunded @ 102 (GO)
  5.800%, 06/15/00 (A)                                     250              264
San Francisco, City & County Public
 Improvements, Series B,
 Pre-refunded @ 100 (GO)
  6.700%, 12/15/00 (A)                                     200              214
San Francisco, Fire Department Facility
 Project, Series C (GO) (FGIC)
  7.000%, 06/15/03                                         300              340
San Joaquin Hills, Transportation Corridor
 Agency, Capital Appreciation
 (RB) (MBIA)
  0.000%, 01/15/05 (B)                                     705              521
San Jose, Finance Authority, Convention
 Center Project, Series C (RB) (MLO)
  5.750%, 09/01/01                                         250              262
Santa Ana, Community Redevelopment
 Agency, Series A, Pre-refunded @ 102 (GO)
  6.500%, 12/15/00 (A)                                     860              920
Santa Rosa, Wastewater, Series B (RB) (FGIC)
  5.400%, 09/01/00                                         250              258
South County, Regional Waste Water
 Authority (RB) (AMBAC)
  5.600%, 08/01/02                                         100              106

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
South Pasadena, Unified School District,
 Capital Appreciation (GO) (FGIC)
  0.000%, 11/01/12                                  $      740       $      359
Southern California Metropolitan Waterworks,
 Series B (RB) (MBIA)
  4.875%, 07/01/10                                         500              506
Southern California Metropolitan Waterworks,
 Series B (RB) (MBIA)
  5.000%, 07/01/14                                         500              494
Stockton-East Water District,
 Callable 04/01/00 @ 102 (COP) (AMBAC)
  5.550%, 04/01/01                                         100              102
Sulphur Springs, Unified School District,
 Series B (GO)
  5.400%, 03/01/02                                         500              522
Tulare County, Financing Project, Series A
 (COP) (MLO) (MBIA)
  5.600%, 11/15/02                                         100              106
Turlock, Irrigation District, Series A,
 Callable 07/01/02 @ 102 (RB) (MBIA)
  6.000%, 01/01/04                                         100              109
University of California, Various Capital
 Projects, Series B, Callable 09/01/01 @ 102
 (COP) (MLO) (MBIA)
  5.350%, 09/01/02 (B)                                     300              315
Walnut Valley School District,
 Series A (GO) (MBIA)
  6.800%, 02/01/07                                         250              293
  6.850%, 08/01/07                                         250              296
West Covina, Civic Center Project (COP) (MLO) (FSA)
  5.250%, 09/01/07                                         250              265
West Covina, Redevelopment Agency,
 Community Facilities District (RB)
  5.125%, 09/01/05                                         300              313
William S. Hart Joint School Financing
 Authority, Callable 09/01/05 @ 102 (RB) (FSA)
  6.100%, 09/01/06                                         200              224
                                                                     ----------
                                                                         33,523
                                                                     ----------
PUERTO RICO--1.6%
Commonwealth of Puerto Rico (GO) (MBIA)
  6.250%, 07/01/08                                         500              569
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $32,757)                                                          34,092
                                                                     ----------
MONEY MARKET FUND--2.4%
Provident California Tax Free Money Market             822,350              822
                                                                     ----------

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
 (Cost $822)                                                          $     822
                                                                      ---------
TOTAL INVESTMENTS--100.3%
 (Cost $33,579)                                                          34,914
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                                   (95)
                                                                      ---------
NET ASSETS:
Portfolio Shares --Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 3,452,521 outstanding shares                                   33,419
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 107 outstanding shares                                              1
Undistributed net investment income                                           8
Accumulated net realized gain on investments                                 56
Net unrealized appreciation of investments                                1,335
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $  34,819
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.08
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $   10.09
MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.31
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $   10.40
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Security sold within the terms of a private placement memorandum. This security has been determined to be illiquid under guidelines established by the Board of Directors.

(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

AMT--Alternative Minimum Tax

CGLI--Connecticut General Life Insurance

CMI--California Mortgage Insurance Program

COP--Certificates of Participation

FGIC--Financial Guaranty Insurance Corporation

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

MLO--Municipal Lease Obligation

RB--Revenue Bond

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.4%
COLORADO--97.4%
Adams & Arapahoe Counties, Joint School District
 #28-J,Callable 12/01/06 @ 102 (GO) (FGIC)
  5.750%, 12/01/07                                  $    1,000       $    1,102
Adams County, School District #12,
 Callable 12/15/03 @ 100 (GO) (FGIC)
  6.200%, 12/15/08                                         455              495
Adams County, School District #50 (GO)
  5.125%, 12/01/00                                       1,000            1,027
Adams County, School District #50,
 Callable 12/01/06 @ 100 (GO)
  5.250%, 12/01/10                                         750              783
Arapahoe County, Cherry Creek School
 District #5, Callable 12/15/00 @ 101 (GO)
  6.800%, 12/15/01                                       1,000            1,077
Arapahoe County, Cherry Creek School District #5,
 Callable 12/15/03 @ 100 (GO) (STAID)
  5.250%, 12/15/04                                         500              525
Arapahoe County, Littleton School District #6,
 Callable 12/01/06 @ 102 (GO) (STAID)
  5.250%, 12/01/10                                       1,000            1,050
Arapahoe County, Littleton School District #6,
 Callable 12/01/06 @ 102 (GO) (STAID)
  5.125%, 12/01/09                                       1,000            1,047
Aurora, Callable 12/01/04 @ 101 (COP) (MLO)
  6.000%, 12/01/06                                       1,000            1,065
Aurora, Community College
 Project (RB) (MLO) (CLE)
  5.750%, 10/15/04                                         500              542
Boulder County, Sales & Use Tax (RB) (FGIC)
  5.750%, 12/15/05                                       1,000            1,090
Boulder Valley, School District #2,
 Callable 12/01/07 @ 101 (GO) (FGIC)
  5.000%, 12/01/12                                       1,000            1,010
Boulder Valley, School District #R-2,
 Callable 10/15/01 @ 100 (GO)
  5.900%, 10/15/02                                         500              528
Boulder Valley, School District #R-2,
 Callable 10/15/01 @ 100 (GO)
  5.900%, 10/15/03                                         500              526
Boulder Valley, School District,
 Callable 12/01/04 @ 101 (GO) (STAID)
  5.950%, 12/01/07                                       1,000            1,102

                 COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District,
 Pre-refunded @ 101 (GO)
  7.200%, 12/15/99 (B)                              $      500       $      531
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District,
 Callable 12/15/04 @ 100 (GO) (MBIA)
  5.800%, 12/15/07                                         500              532
Boulder, Larimer, & Weld Counties, School
 Improvements, Callable 12/15/2007 @ 101
 (GO) (FGIC)
  5.000%, 12/15/22                                       1,000              976
Boulder, Urban Renewal Tax Allocation (RB) (MBIA)
  5.700%, 03/01/00                                       1,250            1,289
Brighton, Callable 12/01/01 @ 101
 (GO) (MBIA)
  6.350%, 12/01/05                                          95              102
Broomfield, Callable 11/01/97 @ 101 (GO)
  7.600%, 11/01/03                                       1,000            1,013
Colorado State Health Facility Authority,
 Sisters of Charity (RB) (MBIA)
  5.500%, 12/01/07                                       1,000            1,073
Colorado Springs, Memorial Hospital,
 Callable 12/15/05 @ 102 (RB) (MBIA)
  6.000%, 12/15/15                                         500              543
Colorado Springs, Series A,
 Callable 11/15/01 @ 102 (RB)
  6.625%, 11/15/04                                       1,000            1,094
Colorado Springs, Series A,
 Callable 11/15/01 @ 102 (RB)
  6.500%, 11/15/15                                       1,495            1,624
Colorado State Board of Agriculture,
 Fort Lewis College (RB) (FGIC)
  6.000%, 10/01/02                                         250              269
Colorado State Housing Finance Authority,
 Multi Family Housing, Series A (RB) (FHA)
  5.125%, 10/01/03                                         500              509
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1 (RB) (AMT)
  5.875%, 06/01/11                                         760              810
Colorado State Student Obligations
 Board Authority, Series C (RB)
  4.400%, 03/01/00                                         600              602

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Colorado State Water Resource & Power
 Development Authority (RB) (AMBAC)
  5.500%, 09/01/04                                  $    1,000       $    1,069
Colorado State Water Resource & Power
 Development Authority, Callable 09/01/02 @ 101
 (RB) (FSA)
  5.900%, 09/01/03                                         250              269
Colorado State Water Resource & Power
 Development Authority, Clean Water Project,
 Callable 09/01/02 @ 102 (RB)
  5.800%, 09/01/06                                       1,000            1,081
Denver, City & County Airport, Series D
 (RB) (MORG) (AMT)
  3.850%, 04/01/98 (A)                                     500              500
Denver, City & County Water,
 Callable 09/01/01 @ 100 (RB)
  5.250%, 09/01/07                                         500              513
Douglas & Elbert Counties, School District #1,
 Callable 12/15/04 @ 101 (GO) (MBIA) (STAID)
  6.400%, 12/15/11                                       1,000            1,131
Eagle, Garfield, & Routt Counties, School
 District #50-J, Callable 12/01/04 @ 102
 (GO) (FGIC) (STAID)
  6.125%, 12/01/09                                       1,290            1,421
El Paso County, School District #2 (GO)
  7.050%, 12/01/04                                       1,000            1,155
El Paso County, School District #20 (COP) (MLO)
  6.100%, 12/01/99                                         250              258
El Paso County, School District #20,
 Series A (GO)
  6.100%, 12/15/05                                         500              553
Fort Collins, Callable 12/01/02 @ 101 (GO)
  6.400%, 12/01/09                                         575              618
Garfield, Pitkin, & Eagle Counties,
 School District #1 (GO) (MBIA)
  6.000%, 12/15/04                                       1,000            1,105
Jefferson County, Industrial Development
 Authority (RB)
  6.625%, 09/01/01                                         250              270
Jefferson County, Metropolitan Y.M.C.A.,
 Callable 08/01/04 @ 100 (RB)
  7.500%, 08/01/08                                       1,000            1,100
Jefferson County, School District #R-1,
 Callable 12/15/02 @ 101 (GO) (AMBAC) (STAID)
  5.900%, 12/15/04                                       1,045            1,131

                 COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
La Plata County, School District #9 Durango,
 Callable 11/01/02 @ 101 (GO) (FGIC) (STAID)
  6.200%, 11/01/05                                  $    1,000       $    1,083
Larimer County, School District #R-1 Poudre (GO)
  5.400%, 12/15/04                                         750              781
Larimer County, School District #R-1 Poudre,
 Callable 12/15/02 @ 101 (GO) (MBIA)
  6.150%, 12/15/16                                       1,000            1,061
Larimer, Weld, & Boulder Counties,
 School District #R-2 Thompson,
 Callable 12/15/04 @ 100 (GO)
  5.900%, 12/15/06                                       1,000            1,081
Louisville, Callable 06/01/98 @ 101 (GO) (FGIC)
  7.200%, 12/01/04                                         465              472
Metex Metropolitan District, Series A (GO) (MBIA)
  5.000%, 12/01/03                                         500              521
Metro Wastewater Reclamation District,
 Series B (RB) (MBIA)
  6.750%, 04/01/01                                         615              660
Moffat County, Pollution Control (RB) (AMBAC)
  5.500%, 11/01/05                                       1,000            1,073
Mountain Village Metropolitan District,
 Callable 12/01/07 @ 101 (GO) (MBIA)
  5.200%, 12/01/17                                       1,000            1,005
Platte River Power Authority, Series BB (RB)
  5.500%, 06/01/02                                         500              529
Pueblo (GO) (MBIA)
  6.000%, 05/01/00                                         500              521
Pueblo County, Single Family Mortgages,
 Callable 11/01/04 @ 102 (RB) (FNMA/GNMA)
  6.400%, 11/01/13                                         915              939
Pueblo, Urban Renewal Authority,
 Callable 12/01/03 @ 101 (RB) (AMBAC)
  5.800%, 12/01/09                                         840              898
Regional Transit District (RB)
  5.750%, 11/01/01                                       1,500            1,581
South Suburban Park & Recreation District,
 Capital Appreciation (GO) (MBIA)
  0.000%, 12/15/01                                       1,000              859
Stonegate Village Metropolitan District,
 Callable 12/01/02 @ 100 (GO)
  6.300%, 12/01/04                                         500              544
Summit County, School District #R-1,
 Pre-refunded @ 100 (GO) (FGIC)
  6.450%, 12/01/04 (B)                                   1,250            1,413
Thornton (GO) (FGIC)
  5.600%, 12/01/02                                       1,000            1,066

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
Thornton, Callable 12/01/02 @ 101 (GO) (FGIC)
  5.650%, 12/01/03                                  $    1,000       $    1,071
University of Colorado,
 Callable 06/01/99 @ 101 (RB)
  6.800%, 06/01/02                                         300              312
University of North Colorado, Facility Revenue
 System, Callable 06/01/07 @ 100 (RB) (MBIA)
  5.600%, 06/01/24                                       1,000            1,045
Weld County, School District #6,
 Callable 12/01/07 @ 101 (GO)
  5.000%, 12/01/08                                       1,000            1,038
Westminster, Sales & Use Tax,
 Callable 12/01/07 @ 101 (RB) (FGIC)
  5.250%, 12/01/11                                         500              518
Westminster, Sales & Use Tax,
 Series B (RB) (FGIC)
  6.250%, 12/01/05                                         500              561
Westminster, Water & Wastewater Utility
 Enterprise, Callable 10/01/04 @ 100
 (RB) (AMBAC)
  5.800%, 12/01/05                                       1,000            1,081
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $54,782)                                                          57,823
                                                                     ----------
MONEY MARKET FUND--0.9%
Federated Tax Free Money Market                        564,292              564
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $564)                                                                564
                                                                     ----------
TOTAL INVESTMENTS--98.3%
 (Cost $55,346)                                                          58,387
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.7%                                     980
                                                                     ----------
                 COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 5,202,175 outstanding shares                                $  52,502
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 364,490 outstanding shares                                      3,781
Accumulated net realized gain on investments                                 43
Net unrealized appreciation of investments                                3,041
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $  59,367
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.66
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $   10.67
MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.33
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $   11.00
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

AMT--Alternative Minimum Tax

CLE--Connie Lee

COP--Certificates of Participation

FGIC--Financial Guaranty Insurance Corporation

FHA--Federal Housing Authority

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

GNMA--Government National Mortgage Association

GO--General Obligation

MBIA--Municipal Bond Insurance Association

MLO--Municipal Lease Obligation

MORG--Morgan Company RB--Revenue Bond

STAID--State Aid Withholding

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.1%
MINNESOTA--96.3%
Anoka-Hennepin, School District #11,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  4.875%, 02/01/07                                  $    3,300       $    3,358
Anoka-Hennepin, School District #11,
 Series C (GO) (FGIC)
  4.600%, 02/01/01                                       5,000            5,081
Anoka County, Northern States Power,
 Callable 12/01/99 @ 102 (GO)
  6.850%, 12/01/01                                       1,000            1,066
Anoka County, Resource Recovery (GO)
  5.550%, 02/01/05                                       2,000            2,077
Bass Brook, Minnesota Power & Light,
 Pollution Control (RB)
  6.875%, 12/01/02                                       2,000            2,100
Becker, Tax Increment, Series D,
 Callable 08/01/04 @ 100 (GO) (AMT) (MBIA)
  6.000%, 08/01/07                                       3,955            4,286
Bemidji, Independent School District #031,
 Callable 04/01/07 @ 100 (GO) (FSA)
  5.000%, 04/01/19                                       3,000            2,966
Bloomington Port Authority,
 Callable 03/01/00 @ 100 (GO)
  6.000%, 03/01/03                                       1,800            1,858
Bloomington Port Authority, Mall of America
 Project, Series A (RB) (FSA)
  5.000%, 02/01/01                                       1,090            1,116
Bloomington Port Authority, Mall of America
 Project, Series A, Callable 02/01/04 @ 100
 (RB) (FSA)
  5.450%, 02/01/09                                       3,850            4,081
Bloomington Port Authority, Mall of America
 Project, Series A (RB) (FSA)
  5.000%, 02/01/02                                       1,585            1,631
Chaska, Independent School District #112
 (GO) (SDCP)
  4.800%, 02/01/10                                       2,220            2,234
Chaska, Independent School District #112,
 Series A (GO) (SDCP)
  4.600%, 02/01/07                                       1,835            1,849
Coon Rapids, Multifamily Housing,
 Woodland North Apartments,
 Callable 12/01/03 @ 100 (RB) (FHA)
  5.625%, 12/01/09                                         445              457
Coon Rapids, Single Family Mortgage,
 Callable 09/01/04 @ 102 (RB)
  5.900%, 09/01/06                                       1,040            1,108

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Dakota County, Housing & Redevelopment
 Authority (RB) (MLO)
  4.950%, 02/01/02                                  $    1,000       $    1,025
Dakota County, Housing & Redevelopment
 Authority, Callable 04/01/05 @ 102 (RB)
 (AMT) (FNMA/GNMA)
  6.000%, 10/01/14                                       1,370            1,385
Dakota County, Housing & Redevelopment
 Authority, Callable 10/01/07 @ 101.5
 (RB) (GNMA)
  5.125%, 10/01/20                                       1,368            1,390
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgage,
 Callable 04/01/04 @ 102
 (RB) (AMT) (FNMA)
  6.250%, 10/01/04                                         935              988
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgage,
 Callable 09/01/98 @ 103
 (RB) (FHA/GNMA/VA)
  7.250%, 03/01/06                                         500              505
Dakota, Washington, & Stearns Counties,
 Housing & Redevelopment Authority,
 Single Family Mortgage, Callable 03/01/04 @
 102 (RB) (AMT) (FNMA)
  6.000%, 09/01/04                                         480              508
Dakota, Washington, & Stearns Counties,
 Housing & Redevelopment Authority,
 Single Family Mortgage,
 Callable 03/01/04 @ 102
 (RB) (AMT) (FNMA)
  6.500%, 09/01/10                                         725              775
Duluth, Economic Development Authority,
 Health Care Facility, Callable 11/01/02 @ 102
 (RB) (AMBAC)
  6.100%, 11/01/04                                         650              714
Duluth, Economic Development Authority,
 Health Care Facility, Escrowed to Maturity
 (RB) (AMBAC)
  6.100%, 11/01/04                                         250              273
Faribault, Independent School District #656
 (GO) (FSA)
  4.625%, 06/01/07                                       1,525            1,544
Faribault, Independent School District #656,
 Callable 06/01/08 @ 100 (GO) (FSA)
  4.625%, 06/01/09                                       2,000            1,997

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Fridley, School District #14,
 Callable 02/01/05 @ 100 (GO) (FSA)
  5.350%, 02/01/26                                  $    5,000       $    5,056
Hopkins, Independent School District #270,
 Series A, Callable 02/01/03 @ 100
 (GO) (MBIA)
  4.800%, 02/01/05                                       2,000            2,037
Lakeville, Independent School District #194,
 Callable 02/01/09 @ 100 (GO)
  5.000%, 02/01/16                                       2,500            2,500
Lakeville, Independent School District #194,
 Series A, Callable 02/01/08 @ 100
 (GO) (SDCP)
  5.125%, 02/01/22                                       6,000            5,970
Mankato, Independent School District #77,
 Series A, Callable 02/01/04 @ 100
 (GO) (FSA)
  5.100%, 02/01/07                                       1,000            1,030
Minneapolis & St. Paul, Housing Finance
 Board, Callable 11/01/04 @ 102
 (RB) (AMT) (FNMA/GNMA)
  6.800%, 11/01/08                                       1,050            1,160
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health One
 Obligated Group, Callable 08/15/00 @ 102
 (RB) (MBIA)
  7.300%, 08/15/01                                       1,000            1,090
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health One
 Obligated Group, Series C,
 Pre-refunded @ 102 (RB)
  8.000%, 08/15/00 (B)                                   1,000            1,107
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Healthspan,
 Series A, Callable 11/15/03 @ 102
 (RB) (AMBAC)
  5.000%, 11/15/07                                       2,000            2,037
  5.000%, 11/15/13                                       2,000            1,975
Minneapolis St. Paul, Housing Finance Board,
 Single Family Mortgage, Phase VI, Series A,
 Callable 08/01/98 @ 102 (RB)
  7.700%, 08/01/00                                         145              149
Minneapolis St. Paul, Housing Finance Board,
 Single Family Mortgage, Series A,
 Callable 06/01/99 @ 102 (RB) (AMT)
 (FHA/GNMA/VA)
  7.875%, 12/01/12                                         315              321
Minneapolis St. Paul, Metropolitan Airports Commission,
 Series 10, Callable 01/01/03 @ 100 (RB)
  5.000%, 01/01/05                                       1,000            1,021

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Minneapolis St. Paul, Metropolitan Airports
 Commission, Series 8,
 Callable 01/01/02 @ 100 (RB) (AMT)
  6.350%, 01/01/04                                  $    2,500       $    2,669
Minneapolis St. Paul, Metropolitan Airports
 Commission, Series 8,
 Callable 01/01/02 @ 100 (RB) (AMT)
  6.100%, 01/01/03                                       1,500            1,592
Minneapolis, Community Development
 Agency (RB) (MBIA)
  7.000%, 03/01/01                                       2,500            2,706
Minneapolis, Community Development
 Agency, Capital Appreciation (RB) (MBIA)
  0.000%, 03/01/02                                       5,000            4,262
Minneapolis, Escrowed to Maturity (GO)
  5.300%, 11/01/99                                       1,500            1,537
Minneapolis, Health Care Facilities Authority,
 Fairview Hospital & Healthcare,
 Series A (RB) (MBIA)
  4.800%, 11/15/02                                       1,000            1,022
Minneapolis, Health Care Facilities Authority,
 Fairview Hospital & Healthcare,
 Callable 11/15/03 @ 102 (RB) (MBIA)
  5.100%, 11/15/05                                       1,000            1,041
Minneapolis, Mortgage Revenue, Capital
 Appreciation, Callable 10/01/05 @ 100 (RB)
  0.000%, 10/01/12                                       2,950            1,066
Minneapolis, Pre-refunded @ 100 (GO)
  6.250%, 03/01/02 (B)                                   1,000            1,075
  6.350%, 03/01/02 (B)                                   1,200            1,294
Minneapolis, Sales Tax,
 Callable 04/01/02 @ 102 (RB)
  6.150%, 10/01/05                                       2,400            2,592
Minneapolis, Series B,
 Callable 09/01/05 @ 100 (GO)
  5.050%, 03/01/06                                       6,000            6,277
Minneapolis, Special School District #1
 (GO) (SDCP)
  5.000%, 02/01/04                                       3,375            3,497
Minneapolis, Special School District #1,
 Series A (COP)
  4.375%, 02/01/07                                       1,400            1,391
Minneapolis, Special School District #1,
 Series A, Callable 02/01/06 @ 100
 (COP) (MBIA) (MLO)
  5.900%, 02/01/11                                       2,150            2,284
Minneapolis, Special School District #1,
 Series B, Callable 02/01/03 @ 100
 (COP) (MLO) (AMBAC)
  5.400%, 02/01/04                                       2,000            2,090
  5.500%, 02/01/05                                       2,000            2,090

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital
 Project (RB) (MBIA)
  5.400%, 11/15/08                                  $    1,000       $    1,056
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital
 Project, Series A, Callable 11/15/07 @ 102
 (RB) (MBIA)
  5.500%, 11/15/17                                       1,500            1,566
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital
 Project (RB) (MBIA)
  5.750%, 11/15/26                                       2,000            2,115
Minnesota Higher Education Facilities
 Authority, University of St. Thomas,
 Series 3-C, Pre-refunded @ 101 (RB)
  7.125%, 09/01/00 (B)                                   2,095            2,263
Minnesota Public Facilities Authority,
 Water Pollution Control, Series B,
 Callable 03/01/01 @ 102 (RB)
  6.350%, 03/01/03                                         500              540
Minnesota Public Facilities Authority, Water
 Pollution Control, Series B,
 Pre-refunded @ 102 (RB)
  6.700%, 03/01/01 (B)                                   4,350            4,736
Minnesota Public Facilities Authority, Water
 Pollution Control (RB)
  5.000%, 03/01/06                                       1,490            1,557
Minnesota Public Facilities Authority, Water
 Pollution Control, Callable 03/01/08 @ 100,
 Series A (RB)
  4.500%, 03/01/10                                       5,000            4,962
Minnesota State (GO)
  5.000%, 04/01/03                                       1,000            1,041
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (RB) (MBIA)
  4.650%, 02/01/00                                       1,790            1,806
  5.050%, 08/01/03                                         890              917
  5.150%, 08/01/04                                         885              916
Minnesota State Housing Finance Agency,
 Rental Housing, Series D, Callable
 02/01/05 @ 102 (RB) (MBIA)
  5.450%, 08/01/07                                       2,680            2,804
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series C
 (RB) (FHA)
  7.700%, 01/01/99                                         315              321
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series C,
 Callable 01/01/01 @ 102 (RB) (FHA/VA)
  6.600%, 07/01/02                                         735              777

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series D
 (RB) (AMBAC)
  4.500%, 07/01/01                                  $    2,000       $    2,025
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series D,
 Callable 01/01/04 @ 102 (RB) (AMBAC)
  4.800%, 07/01/04                                       3,400            3,476
Minnesota State,
 Callable 08/01/07 @ 100 (GO)
  4.800%, 08/01/11                                       2,710            2,717
  4.850%, 08/01/12                                       5,420            5,400
Minnesota State,
 Pre-refunded @ 100 (GO)
  5.750%, 08/01/02 (B)                                   5,000            5,313
Minnesota State, Series A (RB) (AMBAC)
  5.000%, 06/30/00                                       4,000            4,100
Minnesota State, Tax-Exempt Mortgage Trust,
 Series C (RB) (MLO) (NN)
  4.362%, 09/01/10                                          57               58
New Prague, School District #721,
 Callable 02/01/06 @ 100 (GO) (MBIA)
  5.000%, 02/01/16                                       2,000            1,988
Northern Municipal Power Agency,
 Series A (RB) (AMBAC)
  5.500%, 01/01/03                                       2,500            2,638
Northern Municipal Power Agency, Series A,
 Callable 01/01/03 @ 102 (RB) (AMBAC)
  5.600%, 01/01/04                                       1,900            2,045
Northern Municipal Power Agency, Series A,
 Callable 01/01/05 @ 100 (RB) (AMBAC)
  5.900%, 01/01/07                                       1,800            1,960
Northern Municipal Power Agency, Series A,
 Callable 01/01/99 @ 102 (RB) (AMBAC)
  7.250%, 01/01/00                                       1,700            1,776
Northern Municipal Power Agency, Series A,
 Callable 01/01/99 @ 102 (RB) (MBIA)
  7.300%, 01/01/01                                       1,835            1,915
Northern Municipal Power Agency, Electric
 Systems Revenue (RB) (FSA)
  5.500%, 01/01/07                                       3,000            3,188
Olmsted County, Housing & Redevelopment
 Authority, Pre-refunded @ 100
 (RB) (MLO)
  7.000%, 02/01/01 (B)                                   1,025            1,103
Olmsted County, Housing & Redevelopment
 Authority, Pre-refunded @ 100
 (RB) (MLO)
  7.000%, 02/01/01 (B)                                   2,000            2,153


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Olmsted County, Resource Recovery,
 Series A, Callable 02/01/02 @ 100 (RB)
  5.800%, 02/01/04                                  $    1,850       $    1,949
Osseo, Independent School District #279,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  5.400%, 02/01/05                                       2,525            2,626
Osseo, Independent School District, Series A,
 Callable 02/01/00 @ 100 (GO)
  5.500%, 02/01/01                                       1,300            1,331
Pipestone, Industrial Development, Cargill
 Project (RB)
  5.000%, 09/01/00                                       1,890            1,937
Plymouth, Health Facilities,
 Callable 06/01/04 @ 102 (RB) (CGIC)
  6.200%, 06/01/11                                       1,360            1,482
Princeton, Independent School District #477,
 Callable 02/01/07 @ 100 (GO) (FSA)
  5.125%, 02/01/24                                       2,000            1,963
Ramsey & Washington Counties, Resource
 Recovery, Northern States Power, Series A,
 Callable 05/26/98 @ 103 (RB)
  6.200%, 12/01/00                                       1,000            1,034
Red Wing, Independent School District #256,
 Series A, Callable 02/01/03 @ 100 (GO)
  5.250%, 02/01/05                                       1,010            1,049
Richfield, Independent School District #280
 (GO) (FGIC)
  4.550%, 02/01/03                                       7,180            7,279
Robbinsdale, North Memorial Medical
 Center, Series B (RB) (AMBAC)
  5.100%, 05/15/03                                       1,000            1,045
Robbinsdale, North Memorial Medical
 Center, Series A (RB) (AMBAC)
  5.100%, 05/15/03                                       1,000            1,045
Robbinsdale, North Memorial Medical Center,
 Series B (RB) (AMBAC)
  5.000%, 05/15/02                                       1,250            1,294
Rochester, Independent School District #535,
 Series A, Callable 02/01/00 @ 100 (GO)
  5.600%, 02/01/03                                       1,500            1,538
Rochester, St. Mary's Hospital,
 Escrowed to Maturity (RB)
  5.750%, 10/01/07                                       2,735            2,913
Rosemount, Independent School District,
 Series A, Callable 06/01/04 @ 100 (GO)
  5.625%, 06/01/07                                       1,400            1,482
Savage (GO) (FGIC)
  5.200%, 02/01/05                                       1,000            1,051
Savage, Callable 02/01/06 @ 100 (GO) (FGIC)
  5.350%, 02/01/07                                       1,000            1,055
  5.500%, 02/01/08                                       1,000            1,059

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
South St. Paul, Housing & Redevelopment
 Authority, Single Family Mortgage,
 Callable 09/01/05 @ 100 (RB) (FNMA)
  5.100%, 09/01/07                                  $    1,090       $    1,120
South St. Paul, Housing & Redevelopment
 Authority, Single Family Mortgage,
 Callable 09/01/05 @ 100 (RB) (FNMA)
  4.500%, 09/01/11                                         205              204
Southern Municipal Power Agency,
 Callable 01/01/03 @ 102 (RB) (FGIC)
  5.000%, 01/01/06                                       2,500            2,572
Southern Municipal Power Agency, Capital
 Appreciation (RB) (MBIA)
  0.000%, 01/01/20                                       3,500            1,142
Southern Municipal Power Agency, Power
 Supply System, Series A (RB) (FGIC)
  5.300%, 01/01/01                                       1,275            1,315
Southern Municipal Power Agency,
 Power Supply System, Series B,
 Escrowed To Maturity (RB)
  5.300%, 01/01/01                                       1,000            1,031
Southern Municipal Power Agency, Series A,
 Capital Appreciation (RB) (MBIA)
  0.000%, 01/01/21                                       5,000            1,550
Southern Municipal Power Agency,
 Series B (RB) (MBIA)
  4.850%, 01/01/07                                       1,875            1,901
St. Cloud, Hospital Facility, St. Cloud
 Hospital, Series B, Pre-refunded @ 102
 (GO) (AMBAC)
  7.000%, 07/01/01 (B)                                   2,750            3,032
St. Cloud, Law Enforcement Center,
 Callable 02/01/01 @ 100 (RB) (MLO)
  5.750%, 02/01/02                                       1,000            1,038
St. Cloud, Series A (GO)
  6.000%, 08/01/02                                       1,000            1,063
St. Cloud, Series B, Callable 08/01/08 @ 100
  (GO) (FGIC)
  5.000%, 08/01/09                                       1,780            1,845
St. Louis Park, Health Care Facilities,
 Callable 07/01/03 @ 102 (RB) (AMBAC)
  4.600%, 07/01/05                                       6,000            6,075
St. Louis Park, Health Care Facilities,
 Methodist Hospital, Series C,
 Pre-refunded @ 102 (RB) (AMBAC)
  7.250%, 07/01/00 (B)                                   1,000            1,086
St. Louis Park, Housing & Redevelopment
 Authority, Single Family Mortgage,
 Callable 04/20/03 @ 100 (RB) (GNMA)
  6.500%, 10/20/03                                         361              381

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
St. Louis Park, Independent School
 District #283, Callable 02/01/01 @ 100 (RB)
  5.900%, 02/01/04                                  $    1,000       $    1,045
St. Paul, Callable 02/01/01 @ 100 (GO)
  5.250%, 02/01/03                                       1,500            1,538
St. Paul, Housing & Redevelopment Authority,
 Callable 03/01/05 @ 102 (RB) (FNMA)
  6.125%, 03/01/17                                       1,110            1,138
St. Paul, Housing & Redevelopment Authority,
 Civic Center Project (RB)
  4.700%, 11/01/02                                       1,420            1,448
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Escrowed to Maturity (RB) (AMBAC)
  4.850%, 09/01/01                                       2,000            2,048
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Escrowed to Maturity,
 Callable 09/01/03 @ 101 (RB) (AMBAC)
  5.200%, 09/01/04                                       4,000            4,125
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Escrowed to Maturity,
 Callable 09/01/04 @ 100 (RB) (AMBAC)
  5.350%, 09/01/07                                       1,500            1,566
St. Paul, Housing & Redevelopment Authority,
 St. Paul Heart & Lung Center,
 Mandatory Put @ 100 (RB)
 (LOC: Norwest Bank Minnesota)
  4.700%, 12/01/00 (C)                                   3,030            3,075
St. Paul, Housing & Redevelopment Authority,
 Tax Increment Revenue (RB) (AMBAC)
  6.250%, 08/01/05                                       1,110            1,242
St. Paul, Housing & Redevelopment Authority,
 Tax Increment Revenue,
 Callable 08/01/2006 @ 102.5 (RB) (AMBAC)
  6.400%, 02/01/07                                       1,195            1,356
St. Paul, Housing & Redevelopment Authority,
 Tax Increment Revenue,
 Callable 08/01/06 @ 102.5 (AMBAC)
  6.400%, 08/01/07                                       1,205            1,375
  6.500%, 02/01/09                                       1,315            1,512
St. Paul, Independent School District #625,
 Callable 02/01/04 @ 100 (GO)
  5.800%, 02/01/07                                       1,000            1,065
St. Paul, Independent School District #625,
 Series C (COP) (MLO)
  5.850%, 02/01/07                                       1,000            1,065

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
St. Paul, Port Authority Energy Park,
 Tax Increment (RB) (FSA)
  5.000%, 02/01/08                                  $    2,100       $    2,179
St. Paul, Port Authority Industrial
 Development, Escrowed To Maturity (RB)
  8.250%, 11/01/99                                         220              228
St. Paul, Science Museum, Escrowed to
  Maturity (COP)
  7.500%, 12/15/01                                         546              588
St. Paul, Sewer Revenue,
 Callable 06/01/03 @ 100 (RB) (AMBAC)
  5.450%, 12/01/05                                       5,000            5,231
St. Paul, Sewer Revenue,
 Callable 06/01/03 @ 100 (RB) (AMBAC)
  5.350%, 12/01/04                                       3,000            3,139
Stearns County, Housing & Redevelopment
 Authority, Callable 02/01/99 @ 102
 (RB) (MLO) (AMBAC)
  6.750%, 02/01/04                                       1,665            1,734
Stillwater, Independent School District #834,
 Callable 02/01/02 @ 100 (GO) (FGIC)
  5.200%, 02/01/03                                       2,500            2,597
Vadnais Heights, Single Family
 Mortgage (RB)
  5.500%, 11/01/04                                         980            1,019
  6.000%, 11/01/09                                         565              601
Washington County, Housing &
 Redevelopment Authority, Jail Facility
 (RB) (MLO)
  5.000%, 02/01/03                                       2,755            2,865
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Callable 02/01/03 @ 100
 (RB) (MBIA) (MLO)
  5.400%, 02/01/08                                       1,580            1,631
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Escrowed To Maturity (RB) (MLO)
  6.500%, 02/01/01                                       1,000            1,064
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Pre-refunded @ 100 (RB) (MLO)
  6.800%, 02/01/02 (B)                                   1,500            1,639
Washington County, Raymie Johnson
 Apartments, Series C (GO) (FGIC)
  6.000%, 01/01/10                                       1,340            1,430
West St. Paul, Independent School
 District #197, Capital Appreciation
 (GO) (MBIA)
  0.000%, 02/01/05                                       2,000            1,478

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency,
 Callable 01/01/03 @ 100 (RB) (AMBAC)
  6.500%, 01/01/04                                  $    1,980       $    2,129
Western Minnesota Municipal Power Agency,
 Callable 01/01/06 @ 102 (RB) (AMBAC)
  5.500%, 01/01/11                                       5,000            5,281
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102
 (RB) (AMBAC)
  5.500%, 01/01/13                                       2,000            2,113
Western Minnesota Municipal Power Agency,
 Series B (RB) (AMBAC)
  6.000%, 01/01/03                                       1,500            1,624
Willmar, Independent School
 District #347 (GO) (SDCP)
  4.950%, 02/01/06                                       1,000            1,023
Willmar, Independent School District #347,
 Callable 02/01/06 @ 100 (GO) (SDCP)
  5.150%, 02/01/09                                       1,610            1,648
Willmar, Independent School District #347,
 Series C, Callable 02/01/02 @ 100
 (GO) (AMBAC)
  6.150%, 02/01/09                                       1,000            1,070
                                                                     ----------
                                                                        303,938
                                                                     ----------
PUERTO RICO--1.7%
Puerto Rico Common Wealth Infrastructure
 Financing Authority, Callable 01/01/08 @ 101
 (RB) (AMBAC)
  5.000%, 07/01/28                                       5,310            5,144
Puerto Rico, Housing Finance Agency, Single
 Family Mortgage, Portfolio 1,
 Series B (RB) (GNMA)
  6.800%, 10/15/99                                         225              234
                                                                     ----------
                                                                          5,378
                                                                     ----------
VIRGIN ISLANDS--0.1%
Virgin Islands, Special Tax,
 Callable 10/01/03 @ 100 (RB)
  7.750%, 10/01/06                                         360              397
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $298,185)                                                        309,713
                                                                      ---------
MONEY MARKET FUND--1.5%
Federated Minnesota Municipal Cash Trust             4,683,450            4,683
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $4,683)                                                            4,683
                                                                      ---------
TOTAL INVESTMENTS--99.6%
 (Cost $302,868)                                                        314,396
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET--0.4%                                   1,289
                                                                      ---------

                MINNESOTA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value-- 2 billion authorized)
 based on 30,507,290 outstanding shares                               $ 295,651
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 777,605 outstanding shares                                      7,686
Distribution in excess of net
 investment income                                                          (19)
Accumulated net realized gain on investments                                839
Net unrealized appreciation of investments                               11,528
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 315,685
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.09
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $   10.12

 MAXIMUM SALES CHARGE OF 3.00% (1)                                         0.31
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $   10.43
                                                                      ---------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets. (C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

AMT--Alternative Minimum Tax

CGIC--Capital Guaranty Insurance Company

COP--Certificate of Participation

FGIC--Financial Guaranty Insurance Corporation

FHA--Federal Housing Authority

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

GNMA--Government National Mortgage Association

GO--General Obligation

MBIA--Municipal Bond Insurance Association

MLO--Municipal Lease Obligation

NN--Northwestern National

RB--Revenue Bond

SDCP--School District Credit Program

VA--Veterans Administration

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.2%
OREGON--96.4%
Albany, Linn, & Benton Counties,
 Callable 05/01/98 @ 100 (GO) (MBIA)
  6.300%, 11/01/98                                  $      420       $      421
Baker County, Pollution Control Revenue
 (RB) (SBA)
  5.850%, 07/01/01                                         300              305
  5.950%, 07/01/02                                         315              320
  6.050%, 07/01/03                                         335              340
Baker County, Pollution Control Revenue,
 Callable 07/01/98 @ 102 (RB)
  5.750%, 07/01/00                                         285              289
Bear Creek Valley, Sanitation Authority,
 Callable 04/01/98 @ 100 (GO)
  7.000%, 10/01/98                                         330              335
  7.200%, 10/01/00                                         215              217
Beaverton (GO)
  5.750%, 04/01/01                                         860              902
Beaverton, Limited Tax, Series B,
 Callable 04/01/02 @ 100 (GO)
  5.000%, 04/01/03                                         900              927
Beaverton, Pre-refunded @ 100 (GO)
  6.500%, 06/01/98 (A)                                     305              306
Beaverton, Water Revenue,
 Callable 06/01/04 @ 101 (RB) (FSA)
  6.125%, 06/01/14                                       1,000            1,089
Chemeketa, Community College,
 Callable 06/01/06 @ 100 (GO) (FGIC)
  5.650%, 06/01/09                                       1,000            1,070
Clackamas & Washington Counties, School
 District #3, Callable 06/01/07 @ 100
 (GO) (FGIC)
  5.000%, 06/01/15                                       1,000            1,000
Clackamas & Washington Counties, School
 District #3, Pre-refunded @ 100 (GO)
  5.600%, 08/01/02 (A)                                   1,000            1,059
Clackamas & Washington Counties, School
 District #3, Callable 10/01/02 @ 101 (GO)
  5.650%, 10/01/05                                         235              251
Clackamas County, Health Facility Authority,
  Series A, Callable 03/01/02 @ 102
 (RB) (MBIA)
  5.900%, 03/01/03                                         885              948
Clackamas County, Hospital Revenue,
 Sisters Providence, Series A,
 Callable 04/01/02 @ 102 (RB)
  6.200%, 10/01/02                                         680              740

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Clackamas County, School District #12,
 Callable 06/01/03 @ 101 (GO)
  4.650%, 06/01/04                                  $      750       $      766
Clackamas County, School District #12,
 Callable 06/01/03 @ 101 (GO)
  4.650%, 06/01/05                                       1,025            1,043
Clackamas County, School District #7 (GO)
  6.600%, 06/15/99                                         500              517
  5.200%, 06/15/04                                         600              634
Clackamas County, Service District #1,
 Callable 04/01/98 @ 100 (GO)
  6.600%, 10/01/99                                         370              371
Clackamas County, Service District #1, Sewer
 Revenue, Callable 10/01/06 @ 100 (RB)
  6.200%, 10/01/09                                         700              780
Columbia River, Peoples Utility District,
 Callable 06/01/06 @ 100 (GO) (AMBAC)
  4.375%, 06/01/07                                       1,245            1,240
  & Jefferson Counties, School
 District #2 Redmond, Callable 06/01/03 @ 100
 (GO) (MBIA)
  5.400%, 06/01/05                                       1,000            1,050
Deschutes County, Callable 12/01/06 @ 100
 (GO) (MBIA)
  5.250%, 12/01/09                                       1,000            1,049
Douglas County, Hospital Facility Authority,
 Catholic Health Series B, (RB) (MBIA)
  5.500%, 11/15/04                                         505              539
Emerald Peoples Utility District (RB) (FGIC)
  7.200%, 11/01/02                                       1,235            1,389
Emerald Peoples Utility District, Series B,
 Escrowed To Maturity (RB) (AMBAC)
  7.000%, 11/01/99                                         630              661
Eugene (COP) (MLO) (MBIA)
  6.400%, 06/01/98                                         400              403
Eugene, Electric Utility Revenue, Continuously
 Callable @ 100 (RB)
  6.650%, 09/01/00                                       1,200            1,216
Eugene, Oregon Electric Utility Revenue,
 Callable 08/01/07 @ 100 (RB) (FSA)
  5.000%, 08/01/11                                       1,305            1,325
Eugene, Oregon Electric Utility Revenue,
 Callable 08/01/08 @ 100 (RB) (FSA)
  4.800%, 08/01/13                                       1,190            1,163
Eugene, Public Safety Facilities,
 Callable 06/01/06 @ 100 (GO) (FGIC)
  5.700%, 06/01/16                                       1,295            1,363

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Grants Pass, Callable 06/01/98 @ 100
 (GO) (AMBAC)
  5.850%, 06/01/00                                  $    1,000       $    1,003
Gresham, Sewer Revenue (RB)
  4.950%, 06/01/02                                         615              635
Gresham, Sewer Revenue,
 Callable 06/01/02 @ 102 (RB)
  5.250%, 06/01/05                                         500              529
Jackson County, School District #549C
 (GO) (FSA)
  6.000%, 06/01/05                                       1,125            1,243
Josephine County, School District #7
 (GO) (FGIC)
  5.750%, 06/01/06                                       1,525            1,666
Lane County Community College (GO)
  5.000%, 06/01/01                                       1,000            1,034
Lane County, Metropolitan Waste
 Water Service (GO)
  5.100%, 09/01/00                                         660              677
Lincoln City, Callable 07/01/98 @ 100
 (GO) (AMBAC)
  5.750%, 07/01/01                                         500              502
Lincoln City, School District (GO) (FGIC)
  5.500%, 06/15/04                                       2,095            2,252
Lincoln City, Series A,
 Callable 08/01/98 @ 100 (GO) (AMBAC)
  5.000%, 02/01/03                                         305              314
Lincoln County, School District (GO) (FGIC)
  6.000%, 06/15/06                                       1,055            1,176
Marion & Polk Counties, School
 District #24-J, Pre-refunded @ 100 (GO)
  5.600%, 10/01/02 (A)                                     785              833
  5.700%, 10/01/02 (A)                                     660              703
  5.800%, 10/01/02 (A)                                     815              871
Marion County, Office Building Facility,
 Callable 11/01/98 @ 100.5 (COP) (MLO)
  10.000%, 05/01/05                                        400              404
Marion County, School District #7-J,
 Callable 06/01/04 @ 101 (GO) (FSA)
  5.600%, 06/01/06                                         860              922
Marion County, Solid Waste & Electric
 Revenue, Ogden Martin System Project
 (RB) (AMBAC)
  5.100%, 10/01/02                                       1,000            1,040
  5.500%, 10/01/06                                       1,400            1,512
Medford, Hospital Facilities Authority
 (RB) (MBIA)
  6.300%, 12/01/99                                         400              416

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Medford, Hospital Facilities Authority,
 Callable 12/01/00 @ 102 (RB) (MBIA)
  6.600%, 12/01/03                                  $      300       $      323
Metropolitan Open Spaces Program,
 Series A, Callable 09/01/03 @ 102 (GO)
  5.000%, 09/01/04                                       1,275            1,328
Metropolitan Open Spaces Program,
 Series C, Callable 09/01/03 @ 102 (GO)
  5.250%, 09/01/13                                       1,000            1,029
Metropolitan Service District, Oregon
 Convention Center,
 Callable 01/01/00 @ 102 (GO)
  6.000%, 07/01/02                                       1,300            1,363
Metropolitan Service District, Oregon
 Convention Center, Series A,
 Callable 01/01/00 @ 102 (GO)
  5.750%, 07/01/00                                       1,100            1,143
  6.250%, 01/01/13                                         500              526
Metropolitan Service District, Oregon Waste
 Disposal, Continuously Callable (RB)
  6.950%, 01/01/00                                         935              982
Metropolitan Service District, Oregon
 Waste Disposal (RB)
  6.850%, 07/01/99                                         540              560
Metropolitan, Washington Park Zoo,
 Series A (GO)
  5.000%, 01/15/02                                       1,040            1,074
  5.000%, 01/15/03                                       1,095            1,137
  6.000%, 01/15/05                                       1,215            1,338
Metropolitan, Washington Park Zoo,
 Series A, Callable 01/15/07 @ 100 (GO)
  5.250%, 01/15/10                                       1,000            1,041
Morrow County (GO) (MBIA)
  5.500%, 06/01/04                                         795              855
  5.500%, 06/01/05                                         835              899
Multnomah County,
 Callable 08/01/08 @ 101 (COP)
  4.750%, 08/01/11                                       2,200            2,164
Multnomah County, Health Facilities Lease,
 Series A, Callable 07/01/03 @ 101
 (COP) (MLO)
  5.100%, 07/01/04                                         925              962
Multnomah County, Juvenile Justice Project,
 Series A, Pre-refunded @ 101 (COP) (MLO)
  5.700%, 08/01/02 (A)                                     675              721
Multnomah County, School District #1,
 Callable 06/01/98 @ 100 (GO)
  6.300%, 12/15/99                                       1,025            1,030
  6.500%, 12/15/00                                       1,470            1,478


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Multnomah County, School
 District #1-J (GO)
  4.500%, 06/01/01                                  $    1,000       $    1,017
  4.250%, 06/01/03                                       1,500            1,513
Multnomah County, School District #1-J,
 Callable 06/15/97 @ 100 (GO)
  6.700%, 06/15/98                                         500              503
  6.750%, 12/15/03                                       1,165            1,171
Multnomah County, School District #1-J,
 Series A, Continuously Callable @ 100 (COP) (MLO)
  6.500%, 12/15/98                                       1,225            1,228
Multnomah County, School District #1-J,
 Series B, Continuously
 Callable @ 100 (COP) (MLO)
  6.600%, 12/15/98                                       1,000            1,003
Multnomah County, School District #3,
 Callable 12/01/05 @ 100 (GO) (FGIC)
  5.600%, 12/01/07                                         780              831
Multnomah County, School District #4 (GO)
  5.500%, 01/01/02                                         910              960
Multnomah County, School District #4,
 Callable 01/01/02 @ 100 (GO)
  5.800%, 01/01/04                                       1,400            1,479
Multnomah County, School District #40 (GO)
  5.250%, 06/01/04                                       1,000            1,054
Multnomah County, School District #7
 (GO) (AMBAC)
  5.875%, 06/01/02                                       1,000            1,071
Multnomah County, School District #7
 (GO) (AMBAC)
  5.500%, 06/01/06                                       1,000            1,075
Multnomah County, University of Portland
 Educational Facilities,
 Callable 04/01/07 @ 102 (RB) (AMBAC)
  5.750%, 04/01/10                                       2,245            2,447
Northern Wasco County, Hydroelectric Utility,
 Mcnary Dam Fishway Project,
 Callable 12/01/03 @ 102 (RB)
  4.750%, 12/01/06                                         470              478
Oregon State (GO)
  6.000%, 08/01/02                                       2,100            2,260
  6.000%, 02/01/03                                       1,000            1,079
Oregon State, Administrative Services,
 Callable 11/01/05 @ 101
 (COP) (MLO) (MBIA)
  5.000%, 11/01/06                                       1,350            1,406
Oregon State, Alternative Energy, Private Act,
  Callable 07/01/04 @ 100 (GO)
  5.300%, 07/01/05                                         900              948

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Oregon State, Board of Higher Education,
 Series B, Callable 10/15/02 @ 100 (GO)
  6.250%, 10/15/12                                  $    1,375       $    1,482
Oregon State, Department Administrative
 Services, Callable 11/01/07 @ 101
 (COP) (AMBAC)
  5.000%, 11/01/11                                         840              850
Oregon State, Department of Administrative
 Services, Series C (COP) (MLO) (MBIA)
  4.800%, 05/01/02                                       1,145            1,172
Oregon State, Department of Administrative
 Services, Series C, Callable 05/01/06 @ 101
 (COP) (MLO) (MBIA)
  5.750%, 05/01/07                                       1,635            1,786
Oregon State, Department of General Services,
 Series E (COP) (MLO) (AMBAC)
  6.800%, 09/01/99                                       1,050            1,093
Oregon State, Department of General Services,
 Series F (COP) (MLO) (AMBAC)
  6.800%, 09/01/99                                       1,000            1,042
Oregon State, Department of Transportation,
 Regional Light Rail Fund,
 Callable 06/01/04 @ 102 (RB) (MBIA)
  6.000%, 06/01/05                                       2,000            2,205
Oregon State, Economic Development
 Department, Callable 01/01/02 @ 102 (RB)
  4.850%, 01/01/04                                         555              563
Oregon State, Economic Development
 Department, Series A,
 Callable 01/01/06 @ 102 (RB) (MBIA)
  5.000%, 01/01/11                                         500              508
Oregon State, Equipment Finance Program,
  Series I (COP) (MLO) (MBIA)
  5.050%, 11/01/99                                         735              750
Oregon State, Fair & Exposition Center,
 Callable 10/01/01 @ 103 (RB)
  5.400%, 10/01/06                                       1,010            1,058
Oregon State, Health Housing Educational &
 Cultural Facilities (RB) (MBIA)
  5.250%, 10/01/02                                         550              573
Oregon State, Health Housing Educational &
 Cultural Facilities, George Fox University,
 Series A, Callable 03/01/07 @ 102 (RB)
  5.400%, 03/01/09                                         395              417
Oregon State, Health Housing Educational &
 Cultural Facilities, Lewis & Clark College
 (RB) (MBIA)
  5.300%, 10/01/03                                         630              661

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Oregon State, Health Housing Educational &
 Cultural Facilities, George Fox University,
 Series A, Callable 03/01/07 @ 102 (RB)
  5.450%, 03/01/10                                  $      415       $      436
Oregon State, Health Housing, Reed College,
 Series A, Callable 07/01/06 @ 102 (RB)
  5.375%, 07/01/15                                       2,000            2,037
Oregon State, Health Sciences, Capital
 Appreciation (RB) (MBIA)
  0.000%, 07/01/21                                       9,750            2,974
Oregon State, Housing & Community
 Services (COP) (MLO) (FHA)
  5.900%, 07/01/99                                         615              627
Oregon State, Housing & Community
 Services, Callable 07/01/03 @ 102 (RB)
  5.750%, 07/01/12                                       1,500            1,545
Oregon State, Housing & Community
 Services, Series A,
 Callable 07/01/04 @ 102 (RB)
  6.400%, 07/01/18                                       1,280            1,355
Oregon State, Housing & Community
 Services, Single Family Mortgages,
 Callable 07/01/01 @ 102 (GO)
  6.400%, 07/01/05                                         140              148
Oregon State, Housing & Community
 Services, Single Family Mortgages,
 Series A, Callable 07/01/03 @ 102 (RB)
  4.900%, 07/01/05                                       1,075            1,096
Oregon State, Housing & Community
 Services, Single Family Mortgages,
 Series A, Callable 07/01/06 @ 102 (RB)
  6.000%, 07/01/16                                       1,200            1,277
Oregon State, Housing & Community
 Services, Single Family Mortgages,
 Series B, Callable 07/01/03 @ 102 (RB)
  5.100%, 07/01/07                                         465              482
Oregon State, Pollution Control,
 Callable 11/01/07 @ 100 (GO)
  4.875%, 11/01/11                                         455              457
Oregon State, Pollution Control, Series C,
 Callable 06/01/03 @ 100 (GO)
  5.625%, 06/01/13                                         970              982
Oregon State, Veterans Welfare (GO)
  7.800%, 01/01/99                                         350              361
Polk, Marion & Benton Counties, School
 District #13-J (GO) (FGIC)
  5.500%, 12/01/03                                         955            1,027
Polk, Marion & Benton Counties, School District
 #13-J, Callable 12/01/04 @ 101 (GO) (FGIC)
  5.500%, 12/01/05                                         570              615

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Port Morrow, Pollution Control,
 Pre-refunded @ 100 (RB)
  6.375%, 04/01/02 (A)                              $    1,050       $    1,135
Port Portland, International Airport,
 Series 7A (RB) (MBIA)
  6.125%, 07/01/00                                         800              838
Port Portland, International Airport,
 Series 7A (RB) (MBIA)
  6.200%, 07/01/01                                         500              533
  6.500%, 07/01/04                                         500              538
Port Portland, International Airport,
 Series 9A, Callable 07/01/01 @ 102
 (RB) (FGIC)
  5.400%, 07/01/04                                       1,775            1,868
Port Portland, Series A (GO)
  4.500%, 03/01/06                                       1,000            1,009
Port Portland, Unlimited Tax, Series A (GO)
  4.300%, 03/01/03                                       1,005            1,009
Portland, Community College District,
 Callable 07/01/07 @ 101 (GO) (AMBAC)
  5.500%, 07/01/10                                       2,850            3,039
Portland, Community College District,
 Series A, Callable 07/01/02 @ 100 (GO)
  6.000%, 07/01/12                                       1,500            1,607
Portland, Housing Authority, Riverwood
 Project, Callable 01/01/06 @ 100 (RB)
  6.000%, 01/01/11                                       1,170            1,255
Portland, Pre-refunded @ 102 (GO)
  6.600%, 10/01/98 (A)                                     565              584
Portland, Series C,
 Callable 06/01/98 @ 100 (GO)
  5.500%, 12/01/00                                         250              251
Portland, Sewer Systems Revenue,
 Callable 06/01/07 @ 100 (RB) (FGIC)
  5.000%, 06/01/09                                       2,250            2,318
Portland, Sewer Systems Revenue,
 Pre-refunded @ 101 (RB)
  6.150%, 06/01/04 (A)                                   1,000            1,110
Portland, Sewer Systems Revenue,
 Series A (RB)
  5.550%, 06/01/04                                       1,085            1,161
Portland, Sewer Systems Revenue,
 Series B, Callable 04/01/02 @ 102 (RB)
  5.500%, 04/01/04                                         600              638
Portland, Sewer Systems,
  Callable 06/01/07 @ 100 (RB) (FGIC)
  5.000%, 06/01/15                                       1,000              991
Portland, Sewer Systems,
 Callable 06/01/07 @ 100 (RB) (FGIC)
  5.000%, 06/01/08                                       2,000            2,080

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Salem (GO)
  6.750%, 11/01/98                                  $      600       $      611
Salem, Education Facilities, Willamette
 University (RB)
  5.500%, 04/01/04                                         500              533
Salem, Education Facilities, Willamette
 University, Callable 04/01/04 @ 101 (RB)
  5.700%, 04/01/05                                         500              540
Salem, Water & Sewer
 Callable 06/01/06 @ 100 (RB) (MBIA)
  5.500%, 06/01/11                                       1,000            1,054
Salem, Series A,
 Callable 01/01/01 @ 101 (GO)
  5.600%, 01/01/03                                       1,410            1,463
Salem, Water & Sewer Revenue
 (RB) (MBIA)
  6.000%, 06/01/06                                       1,135            1,261
Tri-County Metropolitan, Transit Improvements,
 Callable 07/01/02 @ 101 (GO)
  5.700%, 07/01/04                                       1,450            1,552
Tri-County Metropolitan, Transportation
 District, Series A,
 Callable 07/01/02 @ 101 (GO)
  5.600%, 07/01/03                                       2,000            2,105
Tri-County Metropolitan, Transportation
 District, Series A,
 Callable 08/01/02 @ 101 (RB)
  5.450%, 08/01/04                                       1,000            1,059
Tri-County Metropolitan, Transportation
 District, Series A,
 Callable 07/01/02 @ 101 (GO)
  5.800%, 07/01/05                                       1,310            1,403
Tri-County Service District (GO)
  5.000%, 09/01/02                                       1,570            1,633
Tualatin Valley Water District, Wolf Creek,
 Series A, Callable 12/01/03 @ 100 (GO)
  4.700%, 12/01/04                                       1,140            1,181
Umatilla County, School District (GO) (FSA)
  4.450%, 12/01/12                                       1,075            1,033
Washington & Clackamas Counties, School
 District #23-J (GO) (FGIC)
  5.750%, 06/01/06                                       1,055            1,157
Washington County (GO)
  5.850%, 12/01/01                                         685              729
Washington County, Criminal Justice Facilities,
 Callable 12/01/04 @ 100 (GO)
  5.625%, 12/01/05                                         850              917

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Washington County, Criminal Justice
 Facilities, Callable 12/01/04 @ 100 (GO)
  6.000%, 12/01/13                                  $    1,000       $    1,100
Washington County, School District #15,
 Callable 06/01/04 @ 101 (GO) (FGIC)
  5.800%, 06/01/06                                         575              629
Washington County, School District #3
 (GO) (MBIA)
  5.750%, 11/01/04                                         800              876
Washington County, School
 District #48-J (GO)
  6.700%, 06/01/98                                         320              322
  5.900%, 09/01/01                                       1,065            1,130
Washington County, School District #48-J,
 Series B, Callable 06/01/00 @ 100 (GO)
  5.700%, 06/01/02                                         780              806
Washington County, School District #48-J,
 Series C, Pre-refunded @ 100 (GO)
  5.300%, 09/01/99 (A)                                     830              848
Washington County, School District #88-J,
 Callable 06/01/05 @ 100 (GO) (FSA)
  5.700%, 06/01/06                                       1,000            1,084
Washington County, School District
 Number 1J (GO)
  5.000%, 11/01/13                                       1,375            1,411
  5.000%, 11/01/14                                       1,000            1,020
Washington County, Unified Sewerage
 Agency (RB) (FGIC)
  5.750%, 10/01/08                                       1,000            1,106
Washington County, Unified Sewerage
 Agency, Callable 10/01/06 @ 101 (RB) (FGIC)
  5.200%, 10/01/09                                       1,300            1,363
Washington County, Unified Sewerage
 Agency, Series 1 (RB) (AMBAC)
  5.700%, 10/01/04                                       1,250            1,355
Washington County, Unified Sewerage
 Agency, Series 1, Pre-refunded @ 100
 (RB) (AMBAC)
  5.800%, 10/01/04 (A)                                   2,000            2,180
Wilsonville, Callable 07/01/98 @ 100 (GO)
  6.900%, 01/01/99                                         175              175
  7.000%, 01/01/00                                         190              190
  7.100%, 01/01/01                                         200              200
  7.200%, 01/01/02                                         215              215
  7.300%, 01/01/03                                         235              236
Wolf Creek, Highway Water District,
 Pre-refunded @ 100 (GO)
  6.750%, 12/01/98 (A)                                     410              418

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
Yamhill County, School District #29-J,
 Callable 06/01/04 @ 101 (GO) (FSA)
  5.600%, 06/01/06                                  $      630       $      673
Yamhill County, School District #29-J,
 Pre-refunded @ 100 (GO)
  6.500%, 02/01/99 (A)                                     465              476
Yamhill County, School District #40
 (GO) (FGIC)
  6.000%, 06/01/08                                         600              674
                                                                     ----------
                                                                        173,497
                                                                     ----------
PUERTO RICO--0.8%
Commonwealth of Puerto Rico (GO) (MBIA)
  6.250%, 07/01/08                                       1,250            1,422
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $168,883)                                                        174,919
                                                                      ---------
MONEY MARKET FUND--2.0%
Federated Tax Free Money Market                      3,627,911            3,628
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $3,628)                                                            3,628
                                                                      ---------
TOTAL INVESTMENTS--99.2%
 (Cost $172,511)                                                        178,547
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET--0.8%                                   1,390
                                                                      ---------

                  OREGON INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 17,893,204 outstanding shares                               $ 173,536
Undistributed net investment income                                          10
Accumulated net realized gain on investments                                355
Net unrealized appreciation of investments                                6,036
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 179,937
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.06
                                                                      ---------

(A) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

CGIC--Capital Guaranty Insurance Company

COP--Certificate of Participation

FGIC--Financial Guaranty Insurance Corporation

FHA--Federal Housing Authority

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

GNMA--Government National Mortgage Association

GO--General Obligation

MBIA--Municipal Bond Insurance Association

MLO--Municipal Lease Obligation

NN--Northwestern National

RB--Revenue Bond

SBA--Small Business Administration

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           INTERMEDIATE TAX FREE FUND

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.9%
ALABAMA--1.0%
Alabama State, Docks Department Revenue
 Authority (RB) (MBIA)
  5.250%, 10/01/10 (D)                              $    3,000       $    3,064
Jefferson County, Series A (RB) (FGIC)
  5.375%, 02/01/06                                       1,500            1,594
                                                                     ----------
                                                                          4,658
                                                                     ----------
ALASKA--3.1%
Alaska State Housing Finance Authority
 (RB) (MBIA)
  4.950%, 12/01/02                                       1,000            1,029
Alaska State Housing Finance Authority (RB)
  5.900%, 12/01/04                                         700              742
Alaska State Housing Finance Authority
 (RB) (MBIA)
  5.350%, 06/01/06                                       1,000            1,047
Alaska State Housing Finance Authority,
  Callable 06/01/04 @ 102 (RB)
  5.400%, 12/01/23                                       3,000            3,000
Alaska State Housing Finance Authority,
 Callable 12/01/05 @ 102 (RB) (MBIA)
  5.400%, 12/01/08                                       2,000            2,092
Alaska State Industrial Development Authority,
  Callable 04/01/03 @ 102 (RB)
  5.950%, 04/01/06                                         955            1,027
Anchorage (GO) (FGIC)
  6.000%, 10/01/06                                       2,250            2,489
Anchorage, Electric Utility (RB) (MBIA)
  5.500%, 12/01/02                                         700              738
Anchorage, Electric Utility,
 Callable 06/01/99 @ 102 (RB) (MBIA)
  7.125%, 06/01/06                                       1,000            1,054
Anchorage, Port & Terminal Facilities
 (RB) (MBIA)
  6.000%, 02/01/01                                         990            1,038
                                                                     ----------
                                                                         14,256
                                                                     ----------
ARIZONA--5.4%
Arizona State, Educational Loan Marketing
 (RB) (MBIA)
  6.850%, 09/01/99                                         500              519
Arizona State, Transportation Board Highway,
 Pre-refunded @ 101 (RB)
  6.900%, 07/01/00 (B)                                     300              321
Maricopa County, School District #11,
 Series A, Callable 07/01/07 @ 101
 (GO) (AMBAC)
  5.000%, 07/01/10                                       3,000            3,082

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Maricopa County, School District #41,
 Pre-refunded @ 101 (GO) (FGIC)
  6.800%, 07/01/99 (B)                              $    1,000       $    1,046
Maricopa County, School District #41,
 Pre-refunded @ 101 (GO) (FGIC)
  7.000%, 07/01/99 (B)                                   1,000            1,049
Maricopa County, School District #80,
 Chandler Project, Series D (GO) (AMBAC)
  4.600%, 07/01/05                                       4,000            4,055
Maricopa County, School District #97,
 Deer Valley Project, Series D (GO) (FGIC)
  4.900%, 07/01/09                                       3,000            3,041
Maricopa County, School District (GO) (FSA)
  5.250%, 07/01/04                                       4,000            4,215
Maricopa County, Unified School
 District #69 (GO) (MBIA)
  5.300%, 07/01/11                                       1,000            1,059
Phoenix, Callable 07/01/07 @ 102 (GO)
  5.000%, 07/01/09                                       1,300            1,349
Pima County (GO)
  6.000%, 07/01/02                                         800              856
Tempe, Unified School District #213,
 Series C (GO) (MBIA)
  4.000%, 07/01/12                                       2,060            1,864
University of Arizona,
 Pre-refunded @ 102 (RB)
  6.900%, 06/01/16 (B)                                   2,000            2,152
                                                                     ----------
                                                                         24,608
                                                                     ----------
CALIFORNIA--5.2%
Azusa, Redevelopment Agency, Single
 Family Mortgages, Escrowed To Maturity,
 Series A (RB) (FNMA)
  6.400%, 10/01/02                                       1,000            1,085
Bakersfield, Convention Center Expansion,
 Callable 04/01/07 @ 101
 (COP) (MLO) (MBIA)
  5.400%, 04/01/09                                       1,000            1,059
California State, Educational Facilities
 Authority, Series N,
 Callable 12/01/07 @ 101 (RB)
  5.350%, 06/01/27                                       3,000            3,026
California State, Health Facilities Authority,
 Callable 10/01/98 @ 102 (RB) (CMI)
  7.250%, 10/01/99                                         500              518
California State, Public Improvements
 (GO) (AMBAC)
  8.000%, 05/01/03                                       4,000            4,700
Fresno, Unified School District,
 Callable 02/01/13 @ 103 (GO) (MBIA)
  6.150%, 08/01/13                                       1,000            1,137

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Mountain View, Los Altos School District,
 Series B, Callable 05/01/07 @ 102 (GO)
  6.500%, 05/01/17                                  $    3,000       $    3,420
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.750%, 02/15/04                                       1,000            1,067
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.700%, 02/15/03                                         200              213
Rio Linda, Unified School District,
 Callable 08/01/08 @ 100 (GO) (FSA)
  5.200%, 08/01/11                                       1,000            1,039
San Joaquin Hills, Transportation
 Corridor (RB) (MBIA)
  0.000%, 01/15/26                                      10,000            2,312
San Jose, Airport Revenue,
 Callable 03/01/03 @ 102 (RB) (MBIA)
  6.100%, 03/01/06                                       1,000            1,096
Tri-City Hospital District,
 Series B (RB) (MBIA)
  5.750%, 02/15/03                                       2,870            3,060
                                                                     ----------
                                                                         23,732
                                                                     ----------
COLORADO--3.9%
Arapahoe County, Greenwood Metropolitan
 District, Callable 12/01/02 @ 100 (RB) (FSA)
  7.300%, 12/01/06                                       2,000            2,252
Arapahoe County, Greenwood Metropolitan
 District, Callable 12/01/02 @ 100
 (RB) (MBIA)
  7.250%, 12/01/06                                       1,500            1,687
Boulder County, Open Space Capital,
 Callable 12/15/07 @ 101 (RB)
  5.250%, 12/15/09                                       3,000            3,184
Boulder, Larimer, & Weld Counties,
  Vrain Valley School District #R-1,
 Callable 12/15/04 @ 100 (GO) (MBIA)
  5.600%, 12/15/05                                       1,000            1,065
Colorado State, Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
  7.150%, 11/01/14                                       1,495            1,695
Colorado State, Housing Finance Authority,
 Single Family Mortgages,
 Callable 08/01/99 @ 102 (RB) (FHA/VA)
  7.400%, 08/01/09                                         505              523
E-470 Public Highway Authority, Series B,
 Capital Appreciation (RB) (MBIA)
  0.000%, 09/01/13                                      10,000            4,587
Greeley, Sales & Use Tax,
 Callable 02/01/98 @ 100 (RB) (MBIA)
  6.000%, 08/01/99                                         400              403

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Jefferson County, Callable 12/01/04 @ 100
 (COP) (MLO) (MBIA)
  6.650%, 12/01/08                                  $      500       $      556
Summit County, School District #1,
 Capital Appreciation (GO) (FGIC)
  0.000%, 12/01/03                                       1,325            1,043
University of Colorado,
 Callable 05/29/98 @ 100 (RB)
  7.625%, 06/01/06                                          25               25
Westminster, Water & Waste Water Utility
 Improvements, Callable 12/01/04 @ 100
 (RB) (AMBAC)
  6.000%, 12/01/09                                       1,000            1,080
                                                                     ----------
                                                                         18,100
                                                                     ----------
CONNECTICUT--0.9%
Connecticut State, Special Tax Obligation,
 Transportation Revenue, Series A,
 Callable 09/01/03 @ 102 (GO)
  5.125%, 09/01/05                                       4,000            4,190
                                                                     ----------
DELAWARE--1.2%
Delaware State (GO)
  6.250%, 04/01/02                                       1,000            1,076
Delaware State,
 Callable 04/01/01 @ 102 (GO)
  6.350%, 04/01/03                                       1,000            1,079
Delaware State, Transportation System
 Authority, Callable 07/01/98 @ 101.5 (RB)
  7.500%, 07/01/02                                       1,000            1,023
New Castle County,
 Callable 10/01/03 @ 102 (GO)
  5.300%, 10/01/05                                       2,000            2,122
                                                                     ----------
                                                                          5,300
                                                                     ----------
DISTRICT OF COLUMBIA--0.7%
District of Columbia, Series A,
 Callable 06/01/00 @ 102 (GO) (MBIA)
  6.300%, 06/01/01                                         500              531
District of Columbia, Georgetown University
 Project, Series A,
 Callable 04/01/99 @ 102 (RB)
  7.375%, 04/01/08                                       2,525            2,654
                                                                     ----------
                                                                          3,185
                                                                     ----------
FLORIDA--0.9%
Florida State, General Services Revenue,
 Callable 07/01/07 @ 101 (RB) (AMBAC)
  5.000%, 07/01/10                                       3,850            3,922
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
GEORGIA--0.1%
De Kalb County, Single Family Mortgages,
 Callable 08/01/03 @ 100
 (RB) (AMT) (GNMA)
  7.400%, 02/01/14                                  $      270       $      286
                                                                     ----------
HAWAII--1.6%
Hawaii County, Public Improvements,
 Pre-refunded @ 101 (RB) (FGIC)
  7.100%, 06/01/00 (B)                                   1,000            1,074
Hawaii State (GO) (FGIC)
  6.000%, 03/01/05                                       3,000            3,292
Hawaii State, Public Improvements,
 Pre-refunded @ 100 (GO)
  6.900%, 06/01/00 (B)                                   1,000            1,060
Hawaii State, Series B (GO)
  5.750%, 03/01/00                                       1,000            1,032
Honolulu, City & County Public
 Improvements, Pre-refunded @ 101 (GO)
  6.950%, 06/01/00 (B)                                   1,000            1,071
                                                                     ----------
                                                                          7,529
                                                                     ----------
IDAHO--1.4%
Ada & Canyon Counties, Joint School
 District #2, Callable 07/30/07 @ 100 (GO)
  5.500%, 07/30/11                                       1,000            1,061
Ada & Canyon Counties, Joint School
 District #2, Callable 07/30/07 @ 100 (GO)
  5.500%, 07/30/10                                       1,000            1,062
Boise, State University Refunding &
 Improvement, Callable 04/01/08 @ 101
 (RB) (FSA)
  5.000%, 04/01/12 (D)                                   1,225            1,227
Idaho State, Student Loan Revenue,
 Series C (RB)
  5.000%, 04/01/01                                       1,000            1,000
  5.000%, 10/01/01                                       2,000            1,997
                                                                     ----------
                                                                          6,347
                                                                     ----------
ILLINOIS--6.1%
Chicago, Illinois Water Revenue Capital
 Appreciation (RB) (FGIC)
  0.000%, 11/01/08                                       5,150            3,122
  0.000%, 11/01/09                                       6,450            3,676
  0.000%, 11/01/10                                       3,980            2,134
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (RB) (AMT)(GNMA/FNMA/FHLMC)
  5.250%, 03/01/13                                         965              983
Cook County (RB) (MBIA)
  7.250%, 11/01/07                                       2,000            2,407

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
De Kalb, Single Family Mortgages,
 Series A (RB) (AMT) (GNMA)
  7.000%, 12/01/01                                  $      500       $      509
Du Page County, Illinois Forest Preservation,
 Callable 05/26/98 @ 102 (RB)
  7.400%, 11/01/98                                       1,900            1,943
Illinois Educational Facilities Authority (RB)
  4.700%, 03/01/30                                       4,500            4,494
Illinois State (GO)
  5.000%, 06/01/03                                       1,000            1,032
Illinois State, Health Facilities Authority,
 Callable 05/26/98 @ 101 (RB) (MBIA)
  7.400%, 08/15/98                                          96               97
Illinois State, Health Facilities Authority,
 Escrowed To Maturity (RB) (MBIA)
  7.400%, 08/15/98                                         102              103
Illinois State, Sales Tax, Series S (RB)
  5.000%, 06/15/09                                       2,500            2,578
  5.100%, 06/15/10                                       2,000            2,067
Metropolitan Pier & Exposition Authority,
 Series A (RB) (MBIA)
  0.000%, 12/15/22                                      10,000            2,725
                                                                     ----------
                                                                         27,870
                                                                     ----------
INDIANA--0.4%
Indiana State, Housing Finance Authority,
 Callable 05/26/98 @ 102.5 (RB) (FPI)
  7.800%, 01/01/99                                         415              421
Indiana State, Housing Finance Authority,
 Callable 07/01/05 @ 102 (RB)
  6.150%, 07/01/17                                       1,465            1,547
                                                                     ----------
                                                                          1,968
                                                                     ----------
IOWA--0.2%
Des Moines, Series C,
 Callable 06/01/99 @ 100 (GO)
  6.900%, 06/01/00                                         500              517
Iowa State, Finance Authority, Single
 Family Mortgages, Series F (RB) (AMBAC)
  5.350%, 07/01/99                                         370              376
                                                                     ----------
                                                                            893
                                                                     ----------
KANSAS--1.1%
Kansas State, Development Finance Authority
 (RB) (MBIA)
  5.000%, 11/15/01                                       2,270            2,335
Sedgwick & Shawnee Counties, Single
 Family Mortgage Revenue,
 Series A-2 (RB) (GNMA)
  5.500%, 06/01/29                                       2,500            2,800
                                                                     ----------
                                                                          5,135
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
LOUISIANA--0.6%
Jefferson County (GO) (FGIC)
  6.150%, 09/01/05                                  $    2,500       $    2,719
                                                                     ----------
MAINE--0.3%
Maine State, Housing Authority, Series A,
  Callable 02/01/04 @ 102 (RB)
  5.650%, 11/15/20                                       1,000            1,029
Maine State, Municipal Bond Bank, Series A,
 Pre-refunded @ 101 (RB)
  7.125%, 11/01/98 (B)                                     400              412
                                                                     ----------
                                                                          1,441
                                                                     ----------
MARYLAND--1.8%
Maryland State & Local Facilities Project,
 Series Z, Callable 06/01/06 @ 100 (GO)
  5.400%, 06/01/07                                       1,000            1,057
Maryland State Health & Higher Educational,
 Helix Health Hospital, Series A,
 LOC: Nationsbank (RB)
  3.650%, 07/01/26 (A)                                   3,000            3,000
Montgomery County,
 Callable 04/01/06 @ 102 (GO)
  5.125%, 04/01/08                                       3,000            3,157
Washington Suburban Sanitation District,
 Pre-refunded @ 102 (RB)
  6.900%, 06/01/00 (B)                                   1,000            1,077
                                                                     ----------
                                                                          8,291
                                                                     ----------
MASSACHUSETTS--1.2%
Massachusetts State, Health & Educational
 Facilities Authority, Series A (RB) (MBIA)
  5.100%, 07/01/10                                       3,000            3,052
Massachusetts State, Housing
 Finance Agency (RB)
  5.350%, 12/01/02                                         500              521
Massachusetts State, Housing Finance
 Agency, Series A (RB)
  6.300%, 10/01/13                                       1,000            1,059
Massachusetts State, Water Pollution
  Control Project (RB)
  5.000%, 02/01/02                                       1,000            1,034
                                                                     ----------
                                                                          5,666
                                                                     ----------
MICHIGAN--2.6%
Jackson County, Hospital Finance Authority,
 Series A (RB) (AMBAC)
  5.000%, 06/01/09                                       1,000            1,026
Michigan State, Building Authority,
 Callable 10/01/06 @ 102 (RB) (AMBAC)
  5.050%, 10/01/09                                         585              597

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Michigan State, Housing Development
 Authority, Callable 07/15/04 @ 102
 (RB) (FNMA)
  5.125%, 07/15/08                                  $    1,980       $    2,025
Oakland University, Callable 05/15/07 @ 100
 (RB) (MBIA)
  5.600%, 05/15/10                                       1,000            1,062
South Lyon, Community Schools,
 Callable 05/01/08 @ 100 (GO) (FGIC)
  4.750%, 05/01/23                                       2,000            1,865
Troy, School District (GO)
  4.650%, 05/01/06                                       3,300            3,362
Walled Lake, Consolidated School District,
 School Improvements Project,
 Callable 05/01/07 @ 100 (GO) (MBIA)
  5.300%, 05/01/08                                       2,000            2,100
                                                                     ----------
                                                                         12,037
                                                                     ----------
MINNESOTA--3.9%
Bloomington, Mall of America Project,
 Series A, Callable 02/01/04 @ 100
 (RB) (FSA)
  5.450%, 02/01/09                                       1,000            1,060
Dakota County, Housing & Redevelopment
 Authority (RB) (MLO)
  4.650%, 02/01/00                                       1,000            1,010
Lakeville, Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (GO)
  5.125%, 02/01/22                                       5,000            4,975
Minneapolis & St. Paul Minnesota, Housing &
 Redevelopment Authority,
 Callable 08/15/00 @ 102 (RB) (MBIA)
  7.400%, 08/15/05                                         600              653
Minneapolis, Childrens Medical Center,
 Series C, Pre-refunded @ 102 (RB)
  7.000%, 12/01/20 (B)                                   1,000            1,102
Minneapolis, Hennepin Avenue Project,
 Series C (GO)
  6.200%, 03/01/02                                         800              860
Northern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102
 (RB) (AMBAC)
  5.700%, 01/01/05                                       2,500            2,700
St. Paul, Housing & Redevelopment Authority,
  Callable 08/01/06 @ 102.5 (RB) (AMBAC)
  6.450%, 02/01/08                                       1,240            1,428
  6.450%, 08/01/08                                       1,275            1,468
Stillwater, Independent School District #834,
 Callable 02/01/99 @ 100 (GO) (FGIC)
  6.750%, 02/01/09                                       2,700            2,757
                                                                     ----------
                                                                         18,013
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
MISSISSIPPI--0.5%
Mississippi State, Capital Improvements,
 Series B (GO)
  6.000%, 08/01/01                                  $    2,000       $    2,120
                                                                     ----------
MISSOURI--0.7%
Kansas City, School District
 (RB) (MLO) (FGIC)
  6.300%, 02/01/00                                       1,000            1,041
Kansas City, School District,
 Callable 02/01/01 @ 102
 (RB) (MLO) (FGIC)
  6.400%, 02/01/02                                       2,000            2,155
                                                                     ----------
                                                                          3,196
                                                                     ----------
NEBRASKA--7.4%
Buffalo County, Hospital Authority #1,
 Escrowed To Maturity (RB)
  6.375%, 11/01/03                                         140              145
Douglas County, Hospital Authority #1
 (RB) (AMBAC)
  4.600%, 09/01/04                                       1,255            1,271
  4.800%, 09/01/08                                       1,500            1,522
  4.900%, 09/01/09                                       1,500            1,521
Douglas County, Hospital Authority #2,
 Pre-refunded @ 102 (RB)
  7.250%, 11/01/01 (B)                                   5,000            5,587
Douglas County, School District #17 Millard,
 Series A, Callable 05/15/99 @ 101
 (GO) (MBIA)
  5.050%, 05/15/01                                         750              766
Douglas County, School District #17 Millard,
 Series B, Callable 05/15/99 @ 101
 (GO) (MBIA)
  5.000%, 05/15/00                                         500              511
Grand Island, Electrical Systems Project,
 Callable 09/01/99 @ 101 (RB)
  6.050%, 09/01/01                                       1,000            1,039
Lincoln, Power Supply Facilities,
 Series A (RB)
  5.000%, 09/01/00                                         500              511
Lincoln, Waterworks Project (RB)
  4.900%, 08/15/03                                       1,000            1,039
Municipal Energy Agency of Nebraska,
 Series A (RB) (AMBAC)
  5.450%, 04/01/02                                         750              785
Municipal Energy Agency of Nebraska,
 Series A, Callable 04/01/02 @ 102
 (RB) (AMBAC)
  5.600%, 04/01/03                                         750              796

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Nebraska State, Educational Finance
 Authority, Creighton University Project,
 Callable 01/01/06 @ 101 (RB) (AMBAC)
  5.600%, 01/01/07                                  $    2,500       $    2,700
Nebraska State, Industrial Finance Authority,
 Catholic Health Initiatives, Series A,
 Callable 12/01/07 @ 101 (RB)
  5.000%, 12/01/09                                       3,000            3,060
Nebraska State, Investment Finance Authority,
 Health Systems Project (RB) (MBIA)
  6.750%, 03/01/01                                       2,000            2,140
Nebraska State, Public Power District,
 Callable 01/01/03 @ 102 (RB) (MBIA)
  4.900%, 01/01/04                                       1,500            1,547
Nebraska State, Public Power District,
 Nuclear Facility Project,
 Callable 01/01/03 @ 102 (RB) (MBIA)
  5.200%, 07/01/00                                       1,000            1,025
Nebraska State, Public Power District,
 Series A (RB)
  5.500%, 01/01/01                                         500              517
Nebraska State, Public Power District,
 Series A (RB) (MBIA)
  6.000%, 01/01/04                                       1,385            1,506
Omaha, Callable 09/01/01 @ 102 (GO)
  5.900%, 09/01/02                                         500              537
Omaha, Northwest Library Facilities,
 Callable 08/15/07 @ 102 (RB)
  5.250%, 08/15/12                                       2,475            2,562
Omaha, Public Power District, Series B (RB)
  5.000%, 02/01/03                                       1,000            1,035
Omaha, Sewer Systems (RB)
  5.200%, 01/15/02                                       1,000            1,041
Ravenna, Industrial Development (RB)
  5.000%, 09/01/00                                         810              830
                                                                     ----------
                                                                         33,993
                                                                     ----------
NEVADA--1.0%
Clark County, School District, Building &
 Renovation, Series B,
 Callable 06/15/07 @ 101 (GO) (FGIC)
  5.750%, 06/15/08                                       1,000            1,086
Nevada State, Housing Division, Single
 Family Program, Series R (RB) (FHA/VA)
  4.600%, 04/01/98                                         565              565
Nevada State, Municipal Bond Bank,
 Escrowed To Maturity (RB)
  6.100%, 07/01/02                                       1,000            1,071
Nevada State, Series B,
 Callable 05/01/01 @ 101 (GO)
  6.000%, 05/01/02                                         900              954

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Washoe County, School District,
  Callable 08/01/02 @ 101 (GO) (MBIA)
  5.700%, 08/01/03                                  $    1,000       $    1,066
                                                                     ----------
                                                                          4,742
                                                                     ----------
NEW JERSEY--2.0%
New Jersey State (GO)
  5.000%, 07/15/01                                       3,000            3,094
  5.300%, 02/15/02                                       1,000            1,043
  5.900%, 08/01/02                                       1,000            1,071
New Jersey State, Housing & Mortgage
 Finance Agency, Callable 10/01/05 @ 100
 (RB) (MBIA)
  3.750%, 10/01/09                                         110              111
New Jersey State, Transportation Trust Fund
  Authority, Series B (RB) (MBIA)
  5.000%, 06/15/04                                       2,830            2,943
New Jersey State, Turnpike Authority,
  Series A, Callable 01/01/01 @ 102
 (RB) (AMBAC)
  6.750%, 01/01/08                                       1,000            1,074
                                                                     ----------
                                                                          9,336
                                                                     ----------
NEW MEXICO--0.5%
Farmington, Utility Systems,
 Escrowed to Maturity (RB)
  10.000%, 01/01/02                                        450              498
New Mexico State,
 Callable 09/01/00 @ 100 (GO)
  5.250%, 09/01/04                                       1,000            1,024
New Mexico State, Mortgage Finance
 Authority (RB) (GNMA/FNMA)
  5.650%, 07/01/08                                         620              656
                                                                     ----------
                                                                          2,178
                                                                     ----------
NEW YORK--2.5%
Hempstead Town, Industrial Development
 Agency, Callable 12/01/06 @ 102 (RB)
  5.000%, 12/01/08                                       2,000            2,060
Middletown, School District (GO) (FGIC)
  5.000%, 11/01/05                                       3,000            3,128
Nassau County, General Improvements,
 Series V (GO) (AMBAC)
  5.150%, 03/01/04                                       2,000            2,090
New York State, Dorm Authority-Manhattan
  College, Callable 07/01/02 @ 102 (RB)
  6.100%, 07/01/04                                       1,000            1,075
New York State, Environmental Facilities,
 Pollution Control Project,
 Callable 11/15/04 @ 102 (RB)
  6.400%, 05/15/06                                       1,250            1,422

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
New York, Municipal Assistance
 Corporation, Series I (RB)
  6.250%, 07/01/05                                  $    1,500       $    1,671
                                                                     ----------
                                                                         11,446
                                                                     ----------
NORTH CAROLINA--0.9%
Wake County, Callable 03/1/08 @ 101 (GO)
  4.500%, 03/01/10                                       4,140            4,068
                                                                     ----------
NORTH DAKOTA--0.7%
Grand Forks, United Hospital Obligated
 Group (RB) (MBIA)
  6.000%, 12/01/00                                       1,000            1,048
North Dakota State, Building Authority,
 Pre-refunded @ 100 (RB) (MLO) (AMBAC)
  7.400%, 06/01/10 (B)                                   1,000            1,069
North Dakota State, Housing Finance
 Agency, Single Family Mortgages,
 Callable 01/01/04 @ 100 (RB) (FHA/FMHA)
  6.100%, 07/01/16                                          10               10
North Dakota State, Industrial Commission,
 Lignite Program, Series A (RB)
  5.750%, 11/15/05                                       1,000            1,079
North Dakota State, Real Estate, Series A,
 Callable 06/08/98 @ 101 (GO)
  7.000%, 09/01/98                                          85               86
North Dakota State, Student Loans (RB)
  6.100%, 07/01/01                                          25               26
North Dakota State, Student Loans,
 Callable 07/01/98 @ 103 (RB) (AMBAC)
  6.900%, 07/01/01                                          25               26
Oliver County, Square Butte Electric
 Cooperative Project,
 Callable 05/26/98 @ 100 (RB)
  7.000%, 12/31/10                                          50               50
                                                                     ----------
                                                                          3,394
                                                                     ----------
OHIO--3.1%
Butler County, Transportation Improvement,
 Series A (RB) (FSA)
  5.500%, 04/01/08                                       3,000            3,221
Lorain County, Hospital Revenue,
 Callable 09/01/07 @ 102 (RB) (MBIA)
  5.375%, 09/01/09                                       1,000            1,050
Mahoning County, Hospital Facilities
 Revenue, Series A (RB) (MBIA)
  4.800%, 11/15/09                                       2,145            2,145
Ohio State, Building Authority, Adult
 Correctional Facilities Project
 (RB) (MLO) (MBIA)
  5.500%, 10/01/04                                       1,000            1,066

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Ohio State, Building Authority, Juvenile
 Correctional Facilities Project
 (RB) (AMBAC)
  5.900%, 10/01/03                                  $    1,000       $    1,079
Ohio State, Infrastructure
 Improvement (RB)
  5.500%, 08/01/07                                       1,400            1,512
Ohio State, Water Development Authority
 (RB) (AMBAC)
  5.250%, 06/01/06                                       2,000            2,105
Ohio State, Water Development Authority
 (RB) (MBIA)
  6.000%, 12/01/00                                       2,000            2,100
                                                                     ----------
                                                                         14,278
                                                                     ----------
OKLAHOMA--1.2%
Oklahoma City, Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
  5.600%, 09/01/06                                       1,000            1,085
Oklahoma County, Housing Finance Authority, Capital
 Appreciation, Pre-refunded @ 56.915 (RB)
  0.000%, 03/01/06 (B)                                   3,690            1,476
Oklahoma State, Housing Finance Authority
 (RB) (FNMA)
  5.500%, 11/01/25                                       3,000            3,124
                                                                     ----------
                                                                          5,685
                                                                     ----------
OREGON--2.6%
Lane County, School District #19 Springfield,
 Callable 10/15/04 @ 101 (GO) (MBIA)
  5.900%, 10/15/06                                       1,000            1,104
Polk Marion & Benton Counties, School
 District #13J (GO) (FGIC)
  5.500%, 12/01/04                                       1,015            1,096
Portland, Community College District,
 Series A, Callable 07/01/02 @ 100 (GO)
  6.000%, 07/01/12                                         500              536
Washington County, Criminal Justice Facilities,
  Callable 12/01/04 @ 100 (RB)
  5.625%, 12/01/05                                         900              971
Washington County, Unified Sewer Agency
 Revenue, Series 1 (RB) (AMBAC)
  6.125%, 10/01/12                                       5,000            5,544
Yamhill County, School District #40
 (GO) (FGIC)
  5.375%, 06/01/04                                       1,000            1,068
  5.375%, 06/01/05                                       1,350            1,441
                                                                     ----------
                                                                         11,760
                                                                     ----------

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
PENNSYLVANIA--3.3%
Delaware River Port Authority, PA & NJ
 Bridges (RB) (AMBAC)
  7.375%, 01/01/07                                  $    2,000       $    2,086
Erie County, Prison Authority,
 Pre-refunded @ 100 (RB) (MLO) (MBIA)
  6.700%, 11/01/03 (B)                                   1,000            1,084
Erie County, Prison Authority,
 Pre-refunded @ 100 (RB) (MLO) (MBIA)
  6.600%, 11/01/02 (B)                                   1,000            1,081
Governor Mifflin School District, School
 Improvements Project,
 Pre-refunded @ 100 (GO) (AMBAC)
  6.500%, 02/01/13 (B)                                   2,000            2,160
Northumberland County, Commonwealth
 Lease, Callable 10/15/01 @ 100
 (RB) (MLO) (MBIA)
  6.600%, 10/15/02                                       1,000            1,080
Pennsylvania State (GO) (AMBAC)
  5.125%, 09/15/03                                       5,000            5,231
Seneca Valley, School District, Series A,
 Callable 07/01/08 @ 100 (GO) (FGIC)
  4.650%, 07/01/09                                       2,500            2,491
                                                                     ----------
                                                                         15,213
                                                                     ----------
PUERTO RICO--0.3%
Electric Power Authority, Series Aa
 (RB) (MBIA)
  6.000%, 07/01/06                                       1,000            1,109
Housing Finance Authority, Single Family
 Mortgages (RB) (GNMA)
  5.800%, 10/15/00                                          60               62
Housing Finance Authority, Single Family
 Mortgages (RB) (AMT) (GNMA)
  6.000%, 02/01/02                                         110              115
                                                                     ----------
                                                                          1,286
                                                                     ----------
RHODE ISLAND--1.4%
Rhode Island State, Consolidated Capital
 Development, Series B,
 Pre-refunded @ 102 (GO)
  6.125%, 05/15/04 (B)                                   5,200            5,512
Rhode Island State, Depositors Protection,
 Series A (GO) (FSA)
  6.250%, 08/01/03                                       1,000            1,094
                                                                     ----------
                                                                          6,606
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA--0.6%
Piedmont, Electrical Power Agency,
 Series A (RB) (FGIC)
  6.250%, 01/01/04                                  $    2,350       $    2,544
                                                                     ----------
SOUTH DAKOTA--0.1%
Sioux Falls (COP) (MLO)
  6.450%, 08/01/01                                         500              538
                                                                     ----------
TENNESSEE--0.5%
Montgomery County, Building Authority,
 Callable 12/15/98 @ 100 (RB)
  7.500%, 12/15/00                                          35               35
Nashville & Davidson Counties, Water &
 Sewer Revenue (RB) (MBIA)
  6.000%, 01/01/04                                       2,000            2,175
                                                                     ----------
                                                                          2,210
                                                                     ----------
TEXAS--5.6%
Austin, Electric, Waterworks & Sewer,
 Pre-refunded @ 100 (RB)
  6.600%, 10/01/99 (B)                                     365              379
Dallas County, Callable 02/15/01 @ 100 (GO)
  6.400%, 08/15/03                                         750              793
Dallas, Callable 08/15/98 @ 101 (GO)
  6.875%, 02/15/99                                         500              511
Denton & Collin Counties (GO)
  6.500%, 02/15/03                                       3,000            3,311
Galveston County, Special Tax Revenue,
 Escrowed to Maturity (RB) (MBIA)
  6.400%, 02/01/05                                         315              352
Galveston County, Special Tax Revenue
 (RB) (MBIA)
  6.400%, 02/01/05                                         185              196
Garland, School District (GO)
  8.000%, 02/15/01                                       1,000            1,103
Houston, Housing Finance (RB)
  8.000%, 06/01/14                                       2,000            2,195
Irving, Independent School District,
 Capital Appreciation Series A (GO)
  0.000%, 02/15/09                                       6,190            3,660
Liberty & Johnson Counties, Correctional
 Facilities, Callable 09/15/01 @ 100
 (RB) (MBIA)
  6.850%, 09/15/04                                       1,000            1,081
Lubbock, Independent School District,
 Pre-refunded @ 100 (GO) (PSFG)
  6.375%, 08/15/00 (B)                                     725              763
Richardson, Independent School District (GO)
  5.000%, 02/15/03 (D)                                   5,000            5,175

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Texas State Finance Authority, Series A (RB)
  6.500%, 10/01/04                                  $    5,000       $    5,638
Texas State, Pre-refunded @ 100 (GO)
  7.000%, 06/01/98 (B)                                     500              502
                                                                     ----------
                                                                         25,659
                                                                     ----------
UTAH--1.9%
Intermountain Power Agency (RB) (FSA)
  5.250%, 07/01/03                                       1,000            1,045
Intermountain Power Agency,
 Callable 07/01/98 @ 102 (RB)
  7.300%, 07/01/00                                         500              514
  7.625%, 07/01/08                                         500              514
Nebo, School District,
 Callable 04/01/01 @ 100 (GO) (FGIC)
  5.500%, 04/01/04                                         500              517
Salt Lake County, Municipal Building
 Authority, Series A (RB) (MLO)
  6.000%, 10/01/03                                         525              569
Salt Lake County, Municipal Building
 Authority, Series A1 (RB) (MLO)
  6.000%, 10/01/01                                         475              504
Utah State, Housing Finance Agency,
 Single Family Mortgages, Series F1
 (RB) (FHA/VA)
  4.900%, 01/01/99                                         205              207
Utah State, Housing Finance Agency,
 Series R (RB) (FHA/VA)
  5.950%, 07/01/08                                       2,285            2,419
Utah State, Housing Finance Agency,
 Single Family Mortgages (RB) (AMBAC)
  6.300%, 01/01/18                                       1,385            1,484
Utah State, Housing Finance Agency, Single
 Family Mortgages, Series E1 (RB) (FHA/VA)
  6.050%, 07/01/98                                          85               86
Utah State, Housing Finance Agency, Single
 Family Mortgages (RB) (FHA/VA)
  6.350%, 01/01/02                                         170              179
  5.650%, 07/01/06                                         800              853
                                                                     ----------
                                                                          8,891
                                                                     ----------
VIRGINIA--2.3%
Fairfax County, Public Improvements,
 Series A, Callable 06/01/05 @ 102 (GO)
  5.000%, 06/01/06                                       2,000            2,085
Fairfax County, Series A,
 Pre-refunded @ 100.5 (GO)
  6.000%, 04/01/00 (B)                                     500              503
Peninsula Regional Jail Authority
 (RB) (MBIA)
  5.300%, 10/01/09                                       1,000            1,049

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Portsmouth, Callable 08/01/07 @ 101
 (GO) (FGIC)
  4.700%, 08/01/09                                  $    2,655       $    2,668
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (RB) (MBIA)
  5.700%, 07/01/08                                       2,000            2,173
Virginia State, Housing Development
 Authority, Series H (RB)
  6.200%, 07/01/04                                       1,000            1,074
Virginia State, Housing Development
 Authority, Series D (RB)
  6.100%, 01/01/14                                       1,110            1,192
                                                                     ----------
                                                                         10,744
                                                                     ----------
WASHINGTON--13.0%
Chelan County, Public Utility District, Capital
 Appreciation, (RB) (MBIA)
  0.000%, 06/01/29                                      20,000            3,875
Clark County, Pre-refunded @ 100 (GO)
  6.850%, 12/01/02 (B)                                     495              505
Clark County, Public Utility District #1,
 Callable 01/01/01 @ 102 (RB) (FGIC)
  6.100%, 01/01/02                                         750              797
Clark County, School District #37 (GO)
  6.600%, 12/01/98                                         450              459
Clark County, School District #37,
  Callable 12/01/02 @ 100 (GO)
  6.100%, 12/01/04                                       1,000            1,075
Franklin County, Public Utility,
 Callable 03/01/99 @ 100 (RB) (AMBAC)
  7.000%, 09/01/00                                         400              410
Grant County, Public Utility District #2 (RB)
  5.750%, 01/01/02                                         670              707
Grays Harbor County, Public Utility District #1,
 Callable 01/01/99 @ 100 (RB) (AMBAC)
  7.000%, 01/01/01                                         465              476
Island County, School District #206,
 Callable 12/01/04 @ 100 (GO) (AMBAC)
  5.750%, 12/01/06                                         700              753
King County, Public Hospital District (RB)
  5.400%, 06/01/00                                         500              513
King County, Public Hospital District,
 Callable 12/01/02 @ 100 (RB)
  5.800%, 12/01/03                                         910              967
King County, School District #403,
 Callable 12/01/02 @ 101 (GO)
  6.050%, 12/01/03                                         875              952
King County, School District #408 (GO)
  6.200%, 12/01/02                                         515              557
King County, School District #415 (GO)
  5.750%, 12/01/01                                         950            1,003

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
King County, School District #415,
 Callable 06/01/04 @ 100 (GO) (AMBAC)
  6.450%, 06/01/06                                  $      920       $    1,026
King County, Series A,
 Pre-refunded @ 100 (GO)
  6.900%, 12/01/02 (B)                                     500              534
King County, Series B,
 Callable 05/26/98 @ 102 (GO)
  5.850%, 12/01/13                                       3,000            3,251
Kitsap County, School District #401,
 Callable 12/01/02 @ 101 (GO)
  6.625%, 12/01/08                                         750              831
Kitsap County, School District #402,
 Callable 05/29/98 @ 100 (GO)
  7.400%, 12/01/99                                         115              115
Pierce County, School District #3,
 Series B (GO)
  5.900%, 12/01/00                                       1,450            1,521
Pierce County, School District #320 (GO)
  6.000%, 12/01/06                                       1,000            1,105
Pierce County, School District #401,
 Series A (GO)
  5.950%, 12/01/01                                         640              681
Pierce County, School District #403,
 Callable 12/01/01 @ 100 (GO)
  6.200%, 12/01/02                                       1,285            1,373
Pierce County, School District #403,
 Callable 12/01/02 @ 100 (GO)
  6.350%, 12/01/04                                         500              542
Pierce County, Sewer Improvements (RB)
  5.000%, 02/01/02                                         500              501
Port Everett, Airport & Marina Project
 (RB) (MBIA)
  4.700%, 04/01/03                                       1,140            1,164
Port Tacoma, Series A (GO)
  6.300%, 06/01/01                                         790              843
Seattle, Metropolitan Municipality,
 Callable 07/01/98 @ 101.5 (GO)
  6.300%, 01/01/04                                         790              806
Seattle, Solid Waste,
 Callable 05/01/99 @ 102 (GO)
  7.000%, 05/01/00                                         500              526
Snohomish County, Housing Authority,
 Callable 04/01/06 @ 100 (RB)
  6.300%, 04/01/16                                       1,035            1,089
Snohomish County, Public Utilities
 District #1, Callable 11/01/98 @ 100 (GO)
  5.850%, 11/01/17                                       1,000            1,001
Snohomish County, Public Utilities
 District #1, Series A (GO)
  6.800%, 01/01/05                                       2,000            2,143

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Snohomish County, Public Utilities
 District #1, Series B (GO)
  6.700%, 01/01/03                                  $    1,000       $    1,078
Snohomish County, School District #2,
 Callable 12/01/03 @ 102 (GO) (MBIA)
  6.000%, 12/01/06                                       1,800            1,962
Snohomish County, School District #2,
 Series A, Callable 06/01/01 @ 100 (GO)
  6.700%, 06/01/02                                       1,200            1,289
Snohomish County, School District #6 (GO)
  6.250%, 12/01/01                                         900              964
Snohomish County, School District #6,
 Pre-refunded @ 100 (GO)
  6.800%, 12/01/04 (B)                                     900              969
Snohomish County, Solid Waste,
  Callable 12/01/01 @ 102 (GO) (MBIA)
  6.800%, 12/01/03                                         650              714
South Columbia Basin (GO)
  5.800%, 12/01/01                                         500              527
Spokane County, School District #81 (GO)
  5.900%, 12/01/02                                       1,000            1,074
Spokane County, Sewer Revenue,
 Callable 06/01/02 @ 100 (RB)
  6.150%, 06/01/05                                       1,470            1,573
Spokane County, Solid Waste Management,
 Callable 12/01/02 @ 102 (RB) (AMBAC)
  6.400%, 12/01/03                                         800              884
Spokane, Callable 05/26/98 @ 100 (GO)
  6.700%, 01/01/99                                         500              504
Tacoma, Electrical Systems Revenue,
 Callable 01/01/02 @ 102 (RB) (AMBAC)
  6.000%, 01/01/06                                       1,400            1,493
Tacoma, Series A,
 Callable 07/01/02 @ 100 (GO)
  5.900%, 07/01/03                                         600              639
Tacoma, Utility Revenue,
 Pre-refunded @ 101 (RB) (AMBAC)
  6.800%, 12/01/00 (B)                                     465              491
Tacoma, Utility Revenue,
  Pre-refunded @ 101 (RB) (MBIA)
  6.200%, 12/01/03 (B)                                     575              620
Thurston County, School District #111,
 Callable 12/01/02 @ 100 (GO)
  6.700%, 12/01/03                                       1,000            1,103
Washington State (GO)
  7.100%, 06/01/98                                         250              251
Washington State, Conservation &
 Renewable Energy System (RB)
  5.650%, 10/01/03                                         700              752
Washington State, Health Care Facility
 Authority (RB) (FGIC)
  7.500%, 08/15/00                                         600              620

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                          Par (000)       Value (000)
--------------------------------------------------------------------------------
Washington State, Hearthstone Project,
 Callable 01/01/05 @ 102 (RB)
  6.000%, 01/01/10                                  $      810       $      872
Washington State, Public Power Supply
 System, Nuclear Project #2, Series A
 (RB) (AMBAC)
  5.700%, 07/01/11                                       1,000            1,060
Washington State, Public Power Supply
 System, Nuclear Project #3, Series B (RB)
  5.250%, 07/01/03                                       1,090            1,130
Washington State, Public Power Supply
 Systems, Nuclear Project #2,
 Callable 01/01/01 @ 102 (RB)
  7.500%, 07/01/03                                       3,000            3,308
Washington State, Series 93A (GO)
  5.300%, 10/01/01                                       1,000            1,041
Washington State, Series A,
 Callable 04/01/01 @ 102 (COP) (MLO)
  6.800%, 04/01/05                                         705              764
Washington State, Series R-89B (GO)
  7.000%, 09/01/98                                         375              380
Washington State, Series R-92B (GO)
  6.200%, 09/01/01                                       1,000            1,069
Washington State, Single Family Mortgage
 Revenue (RB) (GNMA/FNMA)
  6.700%, 07/01/02                                         265              278
                                                                     ----------
                                                                         59,510
                                                                     ----------
WISCONSIN--1.9%
Milwaukee County,
 Callable 09/01/02 @ 100 (GO)
  5.550%, 09/01/03                                       1,700            1,781
Milwaukee County, Series A,
 Callable 09/01/02 @ 100 (GO)
  5.875%, 09/01/07                                         500              524
Mount Pleasant,
 Callable 10/01/00 @ 100 (GO)
  6.300%, 10/01/03                                         735              772
Racine, School District,
 Callable 04/01/99 @ 100 (GO) (AMBAC)
  6.500%, 04/01/01                                         250              256
Wisconsin State,
 Callable 05/01/06 @ 100 (GO)
  4.800%, 05/01/10                                       2,000            1,980
Wisconsin State, Housing & Economic
 Authority, Series A (GO)
  5.000%, 11/01/01                                       1,585            1,619
Wisconsin State, Series D,
 Callable 05/01/00 @ 101 (GO)
  6.000%, 05/01/01                                         500              524

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
Wisconsin State, Series G,
 Callable 05/01/99 @ 101 (GO)
  6.400%, 05/01/00                                  $    1,000       $    1,035
                                                                     ----------
                                                                          8,491
                                                                     ----------
WYOMING--0.3%
Sweetwater, Pacific Power & Light,
 Pre-refunded @ 100 (RB)
  6.500%, 12/01/07 (B)                                     700              755
Wyoming State, Community Development
 Authority, Single Family Mortgages
 (RB) (FHA/VA)
  6.200%, 06/01/99                                         500              511
                                                                     ----------
                                                                          1,266
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $435,387)                                                        449,300
                                                                     ----------
MONEY MARKET FUNDS--2.5%
Federated Minnesota Municipal Cash Trust             1,156,135            1,156
Federated Tax Free Money Market                     10,118,013           10,118
                                                                     ----------
TOTAL MONEY MARKET FUNDS
 (Cost $11,274)                                                          11,274
                                                                      ---------
TOTAL INVESTMENTS--100.4%
 (Cost $446,661)                                                        460,574
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET--(0.4%)                                (1,611)
                                                                      ---------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 41,769,600 outstanding shares                                 435,932
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 666,654 outstanding shares                                      7,192
Distribution in excess of net investment income                             (27)
Accumulated net realized gain on investments                              1,953
Net unrealized appreciation of investments                               13,913
                                                                      ---------
TOTAL NET ASSETS--100.0%                                              $ 458,963
                                                                      ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                             $   10.82
                                                                      ---------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $   10.83
MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.33
                                                                      ---------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $   11.16
                                                                      ---------

                     INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(D) At March 31, 1998, the cost of securities purchased on a when issued basis. (Total cost: Alabama State Docks $2,959,830; Boise $1,225,000 & Richardson, Texas $5,163,400).

AMBAC--American Municipal Bond Assurance Company

AMT--Alternative Minimum Tax

CMI--California Municipal Insurers

COP--Certificate of Participation

FGIC--Financial Guaranty Insurance Corporation

FHA--Federal Housing Authority

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

FMHA--Farmers Home Administration

FPI--Foremost Pool Insurance

FSA--Financial Security Assurance

GNMA--Government National Mortgage Association

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

MLO--Municipal Lease Obligation

PN--Promissory Notes

PSFG--Permanent School Fund Guaranteed

RB--Revenue Bond

VA--Veterans Administration

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  BALANCED FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--54.0%
AEROSPACE & DEFENSE--1.1%
Raytheon Company, Cl A                                 126,755       $    7,209
                                                                     ----------
APPAREL/TEXTILES--0.8%
Fruit of the Loom, Cl A*                               168,500            5,160
                                                                     ----------
AUTOMOTIVE--0.6%
General Motors                                          55,700            3,756
                                                                     ----------
BANKS--4.4%
BankBoston                                              93,300           10,286
Chase Manhattan                                         76,100           10,264
Citicorp                                                53,300            7,569
                                                                     ----------
                                                                         28,119
                                                                     ----------
CHEMICALS--1.5%
PPG Industries                                         141,100            9,586
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.0%
Nokia, ADR                                              59,100            6,379
                                                                     ----------
COMPUTERS & SERVICES--4.3%
3Com*                                                  169,500            6,091
IBM                                                     91,900            9,546
Seagate Technology*                                    237,400            5,994
Sun Microsystems*                                      142,900            5,962
                                                                     ----------
                                                                         27,593
                                                                     ----------
CONTAINERS & PACKAGING--0.9%
Bemis                                                  123,100            5,555
                                                                     ----------
DRUGS--2.9%
American Home Products                                  73,700            7,029
Bristol-Myers Squibb                                    31,200            3,255
Pharmacia & Upjohn                                     187,000            8,181
                                                                     ----------
                                                                         18,465
                                                                     ----------
EXPLORATION/DRILLING--0.6%
Diamond Offshore Drilling                               89,600            4,066
                                                                     ----------
FINANCIAL SERVICES--1.6%
American Express                                        45,400            4,168
Household International                                 44,400            6,116
                                                                     ----------
                                                                         10,284
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--2.7%
ConAgra                                                189,600            6,091
Dole Food                                               34,600            1,674
Sara Lee                                               152,100            9,373
                                                                     ----------
                                                                         17,138
                                                                     ----------

                            BALANCED FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
INSURANCE--4.0%
AMBAC                                                  137,900       $    8,058
Cigna                                                   39,600            8,118
General Re                                              23,800            5,251
TIG Holdings                                           147,400            3,878
                                                                     ----------
                                                                         25,305
                                                                     ----------
LEISURE--1.0%
Brunswick                                              187,100            6,525
                                                                     ----------
MACHINERY--1.3%
Case Equipment                                         118,900            8,100
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--3.5%
Aetna                                                   83,500            6,967
Columbia/HCA Healthcare                                286,505            9,240
United Healthcare                                       91,800            5,944
                                                                     ----------
                                                                         22,151
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--1.1%
Computer Associates International                      121,400            7,011
                                                                     ----------
MULTI-INDUSTRY--0.6%
Minnesota Mining & Manufacturing                        39,600            3,611
                                                                     ----------
OFFICE PRODUCTS--0.9%
IKON Office Solutions                                  155,300            5,368
                                                                     ----------
OIL-INTERNATIONAL--5.9%
Elf Aquitaine, ADR                                     132,300            8,566
Exxon                                                  105,700            7,148
Mobil                                                   82,400            6,314
Royal Dutch Petroleum                                  133,100            7,562
Texaco                                                 135,300            8,152
                                                                     ----------
                                                                         37,742
                                                                     ----------
PAPER & PAPER PRODUCTS--0.9%
Kimberly-Clark                                         108,300            5,429
                                                                     ----------
RAILROADS--2.1%
Burlington Northern Santa Fe                            72,400            7,530
Union Pacific                                          109,100            6,130
                                                                     ----------
                                                                         13,660
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.8%
Duke Realty Investments                                164,800            4,017
Equity Residential Properties Trust                    107,300            5,392
Meditrust                                               18,500              571
Simon Debartolo Group                                  231,900            7,943
                                                                     ----------
                                                                         17,923
                                                                     ----------
RETAIL--2.4%
Sears Roebuck                                          123,600            7,099
Toys `R' Us*                                           268,400            8,069
                                                                     ----------
                                                                         15,168
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION--0.6%
Masco                                                   60,100       $    3,576
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--3.3%
AT&T                                                    60,200            3,951
Bell Atlantic                                          100,600           10,311
Deutsche Telekom, ADR                                  314,500            6,919
                                                                     ----------
                                                                         21,181
                                                                     ----------
UTILITIES--0.5%
Entergy                                                 56,500            1,681
Southern                                                55,600            1,539
                                                                     ----------
                                                                          3,220
                                                                     ----------
WHOLESALE--0.7%
W.W. Grainger                                           41,200            4,236
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $257,083)                                                        343,516
                                                                     ----------
U.S. TREASURY OBLIGATIONS--27.6%
U.S. Treasury Bonds
  7.125%, 02/15/23                                  $   46,730           53,311
  6.875%, 08/15/25                                      14,695           16,381
U.S. Treasury Notes
  5.625%, 11/30/99                                       7,720            7,721
  6.500%, 05/31/01                                      13,720           14,048
  6.250%, 10/31/01                                      33,095           33,686
  6.250%, 02/15/03                                      18,365           18,799
  6.500%, 08/15/05                                      11,855           12,382
  6.875%, 05/15/06                                      17,920           19,201
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $171,666)                                                        175,529
                                                                     ----------
CORPORATE OBLIGATIONS--7.0%
Bear Stearns
  6.560%, 06/20/00                                       6,780            6,856
Chrysler Financial
  5.850%, 05/15/00                                      10,185           10,147
Cigna
  7.400%, 01/15/03                                       2,825            2,938
Cit Group Holdings
  6.200%, 10/20/00                                       8,250            8,271
Comdisco
  5.780%, 01/19/99                                       6,850            6,831
Santander Financial Issuances
  7.250%, 05/30/06                                       9,335            9,708
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $44,299)                                                          44,751
                                                                     ----------

                            BALANCED FUND (CONTINUED)

DESCRIPTION                                   Par (000)/Shares       Value (000)
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS--6.0%
Circuit City Credit Card Master Trust
 Series 1995-1, Cl A
  6.375%, 08/15/05                                  $    8,600       $    8,688
Drexel Burnham Lambert Trust Trust S-2
  9.000%, 08/01/18                                         250              250
General Electric Capital Mortgage 1994-11 A1
  6.500%, 03/25/24                                         830              830
General Electric Capital Mortgage 1994-17 A6
  7.000%, 05/25/24                                       2,675            2,687
GMAC Commercial Mortgage Securities 1997-C1
  6.898%, 09/15/07                                       6,700            6,816
Merrill Lynch Mortgage Investors 1995-C3
  7.088%, 12/26/25                                      12,600           12,988
NAFCO Auto Trust
  7.000%, 12/31/01                                         994              997
Prudential Home Loan Mortgage 1992-36 A8
  6.500%, 11/25/99                                       5,149            5,144
Residential Funding 1992-36 A2
  5.700%, 11/25/07                                          38               39
                                                                     ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $38,090)                                                          38,439
                                                                     ----------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED OBLIGATIONS--0.8%
FHLMC
  6.000%, 11/15/08                                       2,700            2,689
FNMA
  5.450%, 10/25/18                                       2,700            2,667
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $5,328)                                                            5,356
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--4.1%
First American Prime Obligations Fund (A)           25,954,991           25,955
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $25,955)                                                          25,955
                                                                     ----------
TOTAL INVESTMENTS--99.5%
 (Cost $542,421)                                                        633,546
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.5% (B)                               2,904
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            BALANCED FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 35,138,958 outstanding shares                              $  414,033
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 2,966,686 outstanding shares                                   37,123
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 4,086,331 outstanding shares                                   55,988
Undistributed net investment income                                         423
Accumulated net realized gain on investments                             37,758
Net unrealized appreciation of investments                               91,125
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  636,450
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    15.10
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    15.06
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.71
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    15.77
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    15.01
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statement.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan                $ 269,385
      Payable upon return of securities on loan                      $(269,385)

ADR--American Depository Receipt

Cl--Class

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GMAC--General Motors Acceptance Corporation


                           REAL ESTATE SECURITIES FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--93.8%
REAL ESTATE INVESTMENT TRUSTS--93.8%
DIVERSIFIED--10.0%
Colonial Properties Trust                               50,700       $    1,613
Crescent Operating*                                      2,500               53
Crescent Real Estate Equities                           68,000            2,448
Glenborough Realty Trust                                33,000              961
Security Capital Group, Cl B*                           23,000              707
Vornado Realty Trust                                    32,000            1,394
                                                                     ----------
                                                                          7,176
                                                                     ----------
HEALTHCARE FACILITIES--4.5%
Health & Retirement Property Trust                      31,500              634
Health Care                                             35,000              962
Health Care Property Investors                          20,000              739
Meditrust                                               28,241              872
                                                                     ----------
                                                                          3,207
                                                                     ----------
HOTELS--9.8%
Felcor Suite Hotels                                     22,000              815
Hospitality Properties Trust                            31,400            1,113
Patriot American Hospitality                            55,000            1,485
RFS Hotel Investors                                     46,000              840
Starwood Lodging                                        51,200            2,736
                                                                     ----------
                                                                          6,989
                                                                     ----------
OFFICE/INDUSTRIAL--30.0%
Alexandria Real Estate Equities                         30,000              951
Amb Property                                            49,000            1,182
Arden Realty Group                                      20,000              570
Beacon Capital Partnership* (A)                         33,750              675
Bedford Property Investors                              29,000              560
Boston Properties                                       32,000            1,126
Cabot Industrial Trust*                                 55,000            1,310
Duke Realty Investments                                 38,000              926
Equity Office Properties Trust                         120,000            3,675
Great Lakes Real Estate                                 36,000              695
Highwoods Properties                                    17,800              629
Kilroy Realty                                           20,000              571
Liberty Property Trust                                  43,600            1,172
Mack Cali Realty                                        33,000            1,289
Prentiss Properties Trust                               24,400              637
Reckson Associates                                      25,000              659
Security Capital Industrial Trust                       48,000            1,230
SL Green Realty                                         28,000              716
Spieker Properties                                      29,000            1,196
Tower Realty Investment                                 25,000              616
Weeks                                                   35,000            1,144
                                                                     ----------
                                                                         21,529
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
RESIDENTIAL--14.0%
Apartment Investment & Management                       32,000       $    1,232
Chateau Communities                                     32,000              952
Equity Residential Properties Trust                     45,000            2,261
Gables Residential Trust                                35,000              952
Home Properties of New York                             32,000              888
Merry Land & Investment                                 42,000              940
Post Properties                                         22,100              883
Security Capital Atlantic                               40,000              840
Summit Properties                                       50,000            1,006
Wellsford Real Properties*                               6,100               88
                                                                     ----------
                                                                         10,042
                                                                     ----------
RETAIL--17.1%
Bradley Real Estate                                     50,000            1,044
CBL & Associates Properties                             44,000            1,078
Chelsea GCA Realty                                      25,000              925
Excel Realty Trust                                      27,100              965
Federal Realty Investment Trust                         50,000            1,228
JDN Realty                                              13,000              444
Macerich                                                25,000              744
Mid-America Realty Investments                          38,900              404
Mills                                                   42,000            1,100
Pennsylvania                                            50,000            1,225
Simon Debartolo Group                                   80,000            2,740
Taubman Centers                                         26,000              340
                                                                     ----------
                                                                         12,237
                                                                     ----------
SPECIALTY--8.4%
Capital Automotive*                                     75,000            1,416
Capital Trust, Cl A*                                    15,000              146
CCA Prison Realty Trust                                 18,000              746
Golf Trust of America                                   19,100              599
Public Storage                                          54,000            1,667
Storage Trust                                           27,600              681
Storage USA                                             21,000              806
                                                                     ----------
                                                                          6,061
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $59,799)                                                          67,241
                                                                     ----------
CONVERTIBLE BOND--1.5%
Avatar Holding, 31.4465 shares
 7.000%, 04/01/05                                   $    1,000            1,081
                                                                     ----------
TOTAL CONVERTIBLE BOND
 (Cost $1,006)                                                            1,081
                                                                     ----------
PREFERRED STOCKS--1.1%
Glenborough Realty Trust*                               20,000              523
Walden Residential Properties                           10,000              265
                                                                     ----------
TOTAL PREFERRED STOCKS
 (Cost $729)                                                                788
                                                                     ----------

                     REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
WARRANTS--0.0%
Security Capital, Cl B                                       1       $        5
Walden Residential Properties*                          10,000               10
                                                                     ----------
TOTAL WARRANTS
 (Cost $12)                                                                  15
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--2.9%
First American Prime Obligations Fund (B)            2,080,993            2,081
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $2,081)                                                            2,081
                                                                     ----------
TOTAL INVESTMENTS--99.3%
 (Cost $63,627)                                                          71,206
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.7% (C)                                 514
                                                                     ----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 4,489,869 outstanding shares                                   57,766
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 167,729 outstanding shares                                      2,209
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 260,512 outstanding shares                                      3,411
Distribution in excess of net investment income                            (104)
Accumulated net realized gain on investments                                859
Net unrealized appreciation of investments                                7,579
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $   71,720
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    14.59
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    14.57
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.69
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    15.26
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    14.45
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Security sold within the terms of a private placement memorandum. Exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold to dealers in that program or other "accredited investors".

(B) This money market fund is advised by First Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 10,203
      Payable upon return of securities on loan                     $(10,203)

Cl--Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               EQUITY INCOME FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--81.2%
AUTOMOTIVE--4.2%
Ford Motor                                             273,976       $   17,757
                                                                     ----------
BANKS--10.0%
Bank of New York                                       120,000            7,537
CoreStates Financial                                    45,200            4,057
First Union                                             76,000            4,313
Mellon Bank                                             98,000            6,223
National City                                          155,800           11,422
NationsBank                                             77,424            5,647
Summit Bancorp                                          52,500            2,628
                                                                     ----------
                                                                         41,827
                                                                     ----------
BEAUTY PRODUCTS--1.0%
Colgate-Palmolive                                       50,000            4,331
                                                                     ----------
CHEMICALS--1.6%
E.I. du Pont de Nemours                                 98,600            6,705
                                                                     ----------
DRUGS--7.7%
Abbott Laboratories                                     76,400            5,754
American Home Products                                  54,000            5,150
Johnson & Johnson                                       75,800            5,557
Pfizer                                                  47,400            4,725
Pharmacia & Upjohn                                      88,000            3,850
Schering Plough                                         86,000            7,025
                                                                     ----------
                                                                         32,061
                                                                     ----------
ELECTRICAL SERVICES--4.6%
Cinergy                                                141,300            5,228
FPL Group                                               64,300            4,131
Houston Industries                                      71,200            2,047
Minnesota Power & Light                                 35,900            1,526
Texas Utilities                                        161,900            6,365
                                                                     ----------
                                                                         19,297
                                                                     ----------
FINANCIAL SERVICES--3.7%
American Express                                        88,300            8,107
Beneficial                                              36,000            4,475
FNMA                                                    45,000            2,846
                                                                     ----------
                                                                         15,428
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--5.0%
ConAgra                                                101,772            3,269
PepsiCo                                                101,000            4,311
Philip Morris                                          180,000            7,504
RJR Nabisco                                             34,300            1,074
Sara Lee                                                77,700            4,788
                                                                     ----------
                                                                         20,946
                                                                     ----------

                         EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS--0.6%
Enron                                                   56,700       $    2,629
                                                                     ----------
HOUSEHOLD PRODUCTS--1.5%
Newell                                                 130,000            6,297
                                                                     ----------
INSURANCE--2.0%
IPC Holdings                                           131,300            4,234
Mid Ocean                                               55,000            4,263
                                                                     ----------
                                                                          8,497
                                                                     ----------
MACHINERY--2.6%
Emerson Electric                                        75,000            4,889
General Electric                                        68,000            5,861
                                                                     ----------
                                                                         10,750
                                                                     ----------
MARINE TRANSPORTATION--1.0%
Knightsbridge Tankers Limited*                         152,000            4,332
                                                                     ----------
MINING--0.6%
Great Northern Iron Ore Properties                      40,200            2,372
                                                                     ----------
OIL-DOMESTIC--1.5%
Ashland Oil                                             75,000            4,247
Atlantic Richfield                                      24,000            1,887
                                                                     ----------
                                                                          6,134
                                                                     ----------
OIL-INTERNATIONAL--9.1%
Amoco                                                  101,500            8,767
Chevron                                                 99,000            7,951
Exxon                                                  118,000            7,980
Mobil                                                  132,600           10,160
Royal Dutch Petroleum                                   64,000            3,636
                                                                     ----------
                                                                         38,494
                                                                     ----------
PAPER & PAPER PRODUCTS--2.3%
Kimberly-Clark                                         121,000            6,065
Weyerhaeuser                                            60,000            3,390
                                                                     ----------
                                                                          9,455
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--0.4%
Occidental Petroleum                                    59,000            1,729
                                                                     ----------
PETROLEUM REFINING--1.2%
Lyondell Petrochemical                                 142,168            4,843
                                                                     ----------
RAILROADS--1.6%
Union Pacific                                          116,700            6,557
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--8.3%
Crescent Real Estate Equity                            137,600            4,954
Healthcare Realty Trust                                178,400            5,040
Manufactured Home Communities                          176,100            4,557
Meditrust                                               60,080            1,855

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
National Golf Properties                               230,000       $    7,331
Simon Debartolo Group                                  184,000            6,302
Weeks                                                  144,400            4,720
                                                                     ----------
                                                                         34,759
                                                                     ----------
RETAIL--4.6%
Intimate Brands                                        410,000           11,096
J.C. Penney                                            110,300            8,348
                                                                     ----------
                                                                         19,444
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--6.1%
AT&T                                                   193,000           12,666
Deutsche Telecom, ADR*                                 425,000            9,350
Sprint                                                  50,000            3,384
                                                                     ----------
                                                                         25,400
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $186,278)                                                        340,044
                                                                     ----------
PREFERRED CONVERTIBLE STOCKS--8.4%
HOUSEHOLD PRODUCTS--0.9%
Newell Financial* (B)                                   65,000            3,673
                                                                     ----------
ENTERTAINMENT--1.1%
Houston Industries                                      70,000            4,537
                                                                     ----------
FINANCIAL SERVICES--1.4%
Advanta, Cl B                                           26,334              632
FirstPlus Financial Group*                             130,000            5,501
                                                                     ----------
                                                                          6,133
                                                                     ----------
INSURANCE--0.9%
Aetna                                                   45,000            3,603
                                                                     ----------
RAILROADS--1.4%
Union Pacific Capital Trust* (B)                       110,000            5,858
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.7%
Airtouch Communications                                211,500           11,420
                                                                     ----------
TOTAL PREFERRED CONVERTIBLE STOCKS
 (Cost $30,629)                                                          35,224
                                                                     ----------
CONVERTIBLE BONDS--4.6%
Danka Business, 34.3348 Shares
  6.750%, 04/01/02                                  $    4,000            3,825
Hometown Buffet, 73.2600 Shares
  7.000%, 12/01/02                                       4,000            4,925
Medical Care Int'l, 14.5815 Shares
  6.750%, 10/01/06                                       6,800            6,069
Tenet Healthcare, 25.9403 Shares
  6.000%, 12/01/05                                        4670            4,314
                                                                     ----------
                         EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
 (Cost $17,713)                                                      $   19,133
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--5.2%
First American Prime Obligations Fund (A)           22,018,278           22,018
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $22,018)                                                          22,018
                                                                     ----------
TOTAL INVESTMENTS--99.4%
 (Cost $256,638)                                                        416,419
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.6% (C)                               2,534
                                                                     ----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 23,801,626 outstanding shares                                 231,973
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 583,903 outstanding shares                                      7,776
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 501,341 outstanding shares                                      6,360
Undistributed net investment income                                         264
Accumulated net realized gain on investments                             12,799
Net unrealized appreciation of investments                              159,781
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  418,953
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    16.84
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    16.80

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.79
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    17.59
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    16.75
                                                                     ----------
* Non-income producing security.

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 106,288
      Payable upon return of securities on loan                     $(106,288)

ADR--American Depository Receipt

Cl--Class

FNMA--Federal National Mortgage Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                EQUITY INDEX FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
AEROSPACE & DEFENSE--0.5%
Lockheed Martin                                         24,400       $    2,745
Raytheon Company, Cl B                                  42,500            2,481
                                                                     ----------
                                                                          5,226
                                                                     ----------
AGRICULTURAL PRODUCTION - LIVESTOCK--0.2%
Bestfoods                                               18,000            2,104
                                                                     ----------
AGRICULTURE--0.1%
Pioneer Hi-Bred International                            8,200              800
                                                                     ----------
AIR TRANSPORTATION--0.5%
AMR*                                                    11,400            1,632
Delta Air Lines                                          9,400            1,112
Federal Express*                                        18,400            1,309
Southwest Airlines                                      27,700              819
U.S. Air Group*                                         11,400              845
                                                                     ----------
                                                                          5,717
                                                                     ----------
AIRCRAFT--1.4%
Allied Signal                                           70,700            2,969
Boeing                                                 125,300            6,531
General Dynamics                                         7,900              680
Northrop                                                 8,400              902
Textron                                                 20,600            1,586
United Technologies                                     29,200            2,696
                                                                     ----------
                                                                         15,364
                                                                     ----------
APPAREL/TEXTILES--0.2%
Fruit of the Loom, Cl A*                                 9,200              282
Liz Claiborne                                            8,400              419
Reebok International*                                    7,100              217
Russell                                                  4,600              123
Springs Industries, Cl A                                 2,500              137
V.F                                                     15,300              804
                                                                     ----------
                                                                          1,982
                                                                     ----------
AUTOMOTIVE--2.1%
Chrysler                                                81,300            3,379
Dana                                                    13,200              768
Eaton                                                    9,700              923
Echlin                                                   7,900              414
Fleetwood Enterprises                                    4,600              214
Ford Motor                                             150,500            9,754
General Motors                                          88,700            5,982
Navistar International*                                  9,100              318
Paccar                                                   9,800              584
TRW                                                     15,400              849
                                                                     ----------
                                                                         23,185
                                                                     ----------

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
BANKS--9.1%
Banc One                                                81,000       $    5,123
Bank of New York                                        47,200            2,965
BankAmerica                                             87,000            7,188
BankBoston                                              18,200            2,007
Bankers Trust New York                                  12,300            1,480
BB&T                                                    17,900            1,212
Chase Manhattan                                         52,800            7,121
Citicorp                                                57,300            8,137
Comerica                                                13,200            1,397
CoreStates Financial                                    24,800            2,226
Fifth Third Bancorp                                     19,500            1,667
First Chicago NBD                                       36,500            3,217
First Union                                             81,100            4,602
Fleet Financial Group                                   34,200            2,909
Golden West Financial                                    7,100              680
H.F. Ahmanson                                           13,700            1,062
Huntington Bancshares                                   24,000              874
J.P. Morgan                                             22,300            2,995
KeyCorp                                                 55,100            2,083
MBNA                                                    62,800            2,249
Mellon Bank                                             31,900            2,026
Mercantile Bancorp                                      16,400              899
National City                                           26,500            1,943
NationsBank                                            117,900            8,599
Northern Trust                                          14,000            1,047
Norwest                                                 94,700            3,936
PNC Bank                                                38,200            2,290
Republic New York                                        6,800              907
State Street                                            20,200            1,375
Summit Bancorp                                          22,100            1,106
Suntrust Banks                                          26,400            1,990
Synovus Financial                                       21,900              813
U.S. Bancorp                                            30,800            3,842
Wachovia                                                25,800            2,188
Washington Mutual                                       32,300            2,317
Wells Fargo                                             10,900            3,611
                                                                     ----------
                                                                        100,083
                                                                     ----------
BEAUTY PRODUCTS--1.8%
Alberto-Culver, Cl B                                     7,100              216
Avon Products                                           16,600            1,295
Colgate-Palmolive                                       36,700            3,179
Ecolab                                                  16,200              470
International Flavors & Fragrances                      13,700              646
Procter & Gamble                                       168,300           14,200
                                                                     ----------
                                                                         20,006
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.8%
Clear Channel Communications*                           12,300       $    1,205
Comcast, Cl A                                           43,800            1,547
Interpublic Group                                       15,800              982
Omnicom Group                                           20,300              955
Tele-Communications, Cl A*                              63,600            1,978
Viacom, Cl B*                                           44,299            2,381
                                                                     ----------
                                                                          9,048
                                                                     ----------
BUILDING & CONSTRUCTION--0.3%
Centex                                                   7,400              282
Fluor                                                   10,500              522
Foster Wheeler                                           5,100              156
Halliburton                                             32,800            1,646
Kaufman & Broad Home                                     4,900              160
Owens Corning                                            6,700              241
Pulte                                                    2,700              126
                                                                     ----------
                                                                          3,133
                                                                     ----------
CHEMICALS--2.4%
Air Products & Chemicals                                14,800            1,227
B.F. Goodrich                                            9,000              460
Dow Chemical                                            28,400            2,762
E.I. du Pont de Nemours                                141,900            9,649
Eastman Chemical                                         9,800              661
FMC*                                                     4,600              361
Great Lakes Chemical                                     7,500              405
Hercules                                                12,100              597
Monsanto                                                74,400            3,869
Morton International                                    16,300              535
Nalco Chemical                                           8,300              337
PPG Industries                                          22,300            1,515
Praxair                                                 19,800            1,018
Rohm & Haas                                              7,700              796
Union Carbide                                           15,400              772
W.R. Grace                                               9,300              778
                                                                     ----------
                                                                         25,742
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.1%
Andrew*                                                 11,100              220
DSC Communications*                                     14,800              269
General Instrument*                                     18,500              387
Harris                                                  10,000              521
ITT Industries                                          14,900              567
Motorola                                                74,800            4,535
Northern Telecom                                        65,300            4,220
Scientific-Atlanta                                       9,900              194
Tellabs*                                                22,800            1,530
                                                                     ----------
                                                                         12,443
                                                                     ----------

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES--4.5%
Apple Computer*                                         16,600       $      457
Bay Networks*                                           27,600              749
Cabletron Systems*                                      19,800              288
Ceridian*                                                9,600              518
Cisco Systems*                                         127,600            8,725
Compaq Computer*                                       189,800            4,911
Data General*                                            6,100              108
Dell Computer*                                          81,900            5,549
Digital Equipment*                                      18,400              963
EMC*                                                    62,200            2,352
Hewlett Packard                                        130,400            8,264
IBM                                                    121,900           12,662
Pitney Bowes                                            36,300            1,822
Seagate Technology*                                     30,400              768
Silicon Graphics*                                       23,500              328
Tandy                                                   13,000              611
Unisys*                                                 31,300              595
                                                                     ----------
                                                                         49,670
                                                                     ----------
CONSUMER PRODUCTS--0.0%
Tupperware                                               7,600              202
                                                                     ----------
CONTAINERS & PACKAGING--0.3%
Ball                                                     3,800              124
Bemis                                                    6,600              298
Crown Cork & Seal                                       16,100              861
Newell                                                  20,000              969
Owens-Illinois*                                         17,600              761
                                                                     ----------
                                                                          3,013
                                                                     ----------
DRUGS--9.4%
Abbott Laboratories                                     95,900            7,222
Allergan                                                 8,200              312
Alza, Cl A*                                             10,700              479
American Home Products                                  81,500            7,773
Amgen*                                                  33,000            2,009
Bristol-Myers Squibb                                   124,700           13,008
Eli Lilly                                              139,100            8,294
Johnson & Johnson                                      168,600           12,360
Merck                                                  150,200           19,282
Pfizer                                                 162,200           16,169
Pharmacia & Upjohn                                      63,600            2,783
Schering Plough                                         91,800            7,499
Warner Lambert                                          34,100            5,808
                                                                     ----------
                                                                        102,998
                                                                     ----------
ELECTRICAL SERVICES--2.5%
Ameren                                                  17,200              725
American Electric Power                                 23,800            1,196
Baltimore Gas & Electric                                18,500              605


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Carolina Power & Light                                  18,900       $      855
Central & South West                                    26,600              712
Cinergy                                                 19,800              733
Consolidated Edison                                     29,500            1,379
Dominion Resources of Virginia                          24,300            1,021
DTE Energy                                              18,200              715
Duke Power                                              45,100            2,686
Edison International                                    47,800            1,404
Entergy                                                 30,600              910
FirstEnergy                                             28,900              890
FPL Group                                               22,800            1,465
GPU                                                     15,900              704
Houston Industries                                      35,400            1,018
Niagara Mohawk Power*                                   18,100              235
Northern States Power                                    9,300              549
Pacificorp                                              37,200              916
PECO Energy                                             27,900              617
PG&E                                                    55,000            1,815
PP&L Resources                                          20,800              491
Public Service Enterprise Group                         29,100            1,102
Southern                                                86,500            2,395
Texas Utilities                                         30,900            1,215
Unicom                                                  27,100              949
                                                                     ----------
                                                                         27,302
                                                                     ----------
ENTERTAINMENT--0.9%
Harrah's Entertainment*                                 12,700              312
King World Productions*                                  9,200              269
Mirage Resorts*                                         22,500              547
Walt Disney                                             84,700            9,042
                                                                     ----------
                                                                         10,170
                                                                     ----------
ENVIRONMENTAL SERVICES--0.2%
Browning Ferris Industries                              24,300              793
Waste Management                                        57,100            1,759
                                                                     ----------
                                                                          2,552
                                                                     ----------
FINANCIAL SERVICES--3.2%
American Express                                        58,300            5,353
Beneficial                                               6,700              833
Charles Schwab                                          33,300            1,265
Countrywide Credit Industries                           13,600              723
Equifax                                                 18,800              686
FHLMC                                                   87,100            4,132
FNMA                                                   133,000            8,412
Green Tree Financial                                    17,100              486
Household International                                 13,400            1,846
Lehman Brothers Holding                                 12,800              958
Merrill Lynch                                           41,800            3,469

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover                   74,300       $    5,415
Providian Financial*                                    11,900              684
Transamerica                                             7,900              920
                                                                     ----------
                                                                         35,182
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--7.2%
Adolph Coors, Cl B                                       4,600              161
Anheuser Busch                                          61,400            2,844
Archer Daniels Midland                                  71,600            1,571
Brown Forman, Cl B                                       8,700              479
Campbell Soup                                           57,200            3,246
Coca Cola                                              310,100           24,013
ConAgra                                                 59,600            1,915
Fortune Brands                                          21,500              857
General Mills                                           19,800            1,505
H.J. Heinz                                              45,800            2,674
Hershey Foods                                           17,900            1,282
Kellogg                                                 51,500            2,221
PepsiCo                                                190,200            8,119
Philip Morris                                          304,000           12,673
Quaker Oats                                             17,400              996
Ralston-Ralston Purina Group                            13,400            1,420
Sara Lee                                                59,300            3,654
Seagram                                                 44,700            1,707
Unilever                                                80,300            5,511
UST                                                     23,100              745
Vlasic Foods International*                              5,720              146
William Wrigley Jr                                      14,500            1,185
                                                                     ----------
                                                                         78,924
                                                                     ----------
GAS/NATURAL GAS--0.6%
Coastal                                                 13,300              866
Columbia Gas Systems                                     7,000              544
Consolidated Natural Gas                                12,000              692
Eastern Enterprises                                      2,600              112
Enron                                                   39,000            1,809
Nicor                                                    6,100              258
Oneok                                                    3,900              159
Pacific Enterprises                                     10,500              429
Peoples Energy                                           4,400              160
Sonat                                                   13,800              600
Williams                                                40,100            1,283
                                                                     ----------
                                                                          6,912
                                                                     ----------
GLASS PRODUCTS--0.1%
Corning                                                 29,000            1,283
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
HOME APPLIANCES--0.3%
Maytag                                                  11,900       $      569
National Service Industries                              5,400              318
Raychem                                                 10,600              441
Sherwin Williams                                        21,700              770
Snap-On Tools                                            7,600              347
Thomas & Betts                                           6,900              442
Whirlpool                                                9,400              644
                                                                     ----------
                                                                          3,531
                                                                     ----------
HOTELS & LODGING--0.2%
Hilton Hotels                                           31,400            1,001
Marriott International*                                 16,000              595
Marriott International, Cl A*                           16,000              573
Sodexho Marriott Services                                4,000              106
                                                                     ----------
                                                                          2,275
                                                                     ----------
HOUSEHOLD PRODUCTS--0.9%
Clorox                                                  13,000            1,114
Gillette                                                70,200            8,332
Stanley Works                                           11,200              624
                                                                     ----------
                                                                         10,070
                                                                     ----------
INSURANCE--5.0%
Aetna                                                   18,600            1,552
Allstate                                                53,800            4,946
American General                                        31,800            2,057
American International Group                            88,000           11,083
Aon                                                     21,000            1,360
Chubb                                                   21,300            1,669
Cigna                                                    9,300            1,907
Cincinnati Financial                                     6,900              864
Conseco                                                 23,600            1,336
General Re                                               9,800            2,162
Hartford Financial Services Group                       14,800            1,606
Jefferson-Pilot                                          8,900              792
Lincoln National                                        12,800            1,086
Loew's                                                  14,400            1,501
Marsh & McLennan                                        21,300            1,860
MBIA                                                    12,300              953
MGIC Investment                                         14,300              939
Progressive                                              9,100            1,226
Safeco                                                  17,700              967
St. Paul                                                10,500              936
Sunamerica                                              24,500            1,173

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Torchmark                                               17,600       $      806
Travelers Group                                        143,800            8,628
United Healthcare                                       23,600            1,528
Unum                                                    17,400              960
USF&G                                                   14,100              352
                                                                     ----------
                                                                         54,249
                                                                     ----------
LEISURE--0.1%
Brunswick                                               12,500              436
Jostens                                                  4,900              118
                                                                     ----------
                                                                            554
                                                                     ----------
LUMBER & WOOD PRODUCTS--0.0%
Louisiana Pacific                                       13,700              319
                                                                     ----------
MACHINERY--5.3%
Aeroquip-Vickers                                         3,500              202
Applied Materials*                                      45,900            1,621
Baker Hughes                                            21,200              853
Black & Decker                                          11,900              631
Briggs & Stratton                                        3,100              142
Case Equipment                                           9,400              640
Caterpillar                                             46,700            2,571
Cincinnati Milacron                                      5,000              159
Crane                                                    5,800              307
Cummins Engine                                           4,800              265
Deere                                                   31,300            1,939
Dover                                                   27,900            1,060
Dresser Industries                                      22,000            1,057
Emerson Electric                                        55,600            3,624
General Electric                                       410,400           35,371
General Signal                                           6,200              290
Harnischfeger Industries                                 6,000              205
Ingersoll Rand                                          20,800              997
McDermott International                                  7,100              293
Nacco Industries, Cl A                                   1,000              134
Pall                                                    15,600              335
Parker Hannifin                                         13,900              712
Tenneco                                                 21,300              909
Timken                                                   7,900              267
Tyco International                                      71,700            3,917
                                                                     ----------
                                                                         58,501
                                                                     ----------
MEASURING DEVICES--0.4%
Honeywell                                               16,000            1,323
Johnson Controls                                        10,600              643
KLA Instruments*                                        10,500              402
Millipore                                                5,500              191
Perkin Elmer                                             6,100              441


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Tektronix                                                6,300       $      281
Thermo Electron*                                        19,000              767
                                                                     ----------
                                                                          4,048
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--1.6%
Bausch & Lomb                                            6,900              315
Baxter International                                    35,100            1,935
Becton Dickinson                                        15,300            1,041
Biomet*                                                 14,000              420
Boston Scientific*                                      24,400            1,647
C.R. Bard                                                7,100              261
Columbia/HCA Healthcare                                 81,200            2,619
Guidant                                                 18,900            1,387
Healthsouth Rehabilitation*                             49,400            1,386
Humana*                                                 20,500              509
Mallinckrodt                                             9,200              363
Manor Care                                               8,000              296
Medtronic                                               58,800            3,050
St. Jude Medical                                        10,500              351
Tenet Healthcare*                                       38,400            1,394
United States Surgical                                   9,500              314
                                                                     ----------
                                                                         17,288
                                                                     ----------
METALS & MINING--0.1%
Cyprus AMAX Minerals                                    11,700              195
Freeport-McMoran Copper & Gold, Cl B                    24,200              482
                                                                     ----------
                                                                            677
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--4.8%
3Com*                                                   44,500            1,599
Adobe Systems                                            8,600              389
Autodesk                                                 5,800              250
Automatic Data Processing                               37,500            2,552
Cendant*                                               101,600            4,026
Computer Associates International                       68,500            3,956
Computer Sciences*                                      19,500            1,073
First Data                                              53,700            1,745
HBO                                                     26,400            1,594
Microsoft*                                             305,300           27,324
Novell*                                                 44,000              472
Oracle*                                                123,400            3,895
Parametric Technology*                                  32,200            1,073
Safety Kleen                                             7,100              201
Shared Medical Systems                                   3,100              243
Sun Microsystems*                                       47,300            1,973
                                                                     ----------
                                                                         52,365
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--0.2%
H & R Block                                             13,200              628
Service International                                   31,600            1,341
                                                                     ----------
                                                                          1,969
                                                                     ----------

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
OFFICE PRODUCTS & SUPPLIES--0.1%
IKON Office Solutions                                   16,900       $      584
                                                                     ----------
OIL-DOMESTIC--0.8%
Ashland Oil                                              9,400              532
Atlantic Richfield                                      40,200            3,161
Kerr-McGee                                               6,000              417
Pennzoil                                                 6,000              388
Phillips Petroleum                                      33,000            1,648
Sun                                                      9,000              368
Unocal                                                  30,900            1,195
USX-Marathon Group                                      36,200            1,362
                                                                     ----------
                                                                          9,071
                                                                     ----------
OIL-INTERNATIONAL--5.5%
Amerada Hess                                            11,500              671
Amoco                                                   61,100            5,278
Chevron                                                 82,300            6,610
Exxon                                                  309,200           20,910
Mobil                                                   98,400            7,540
Royal Dutch Petroleum                                  268,900           15,277
Texaco                                                  68,700            4,139
                                                                     ----------
                                                                         60,425
                                                                     ----------
PAPER & PAPER PRODUCTS--1.6%
Avery Dennison                                          12,900              689
Boise Cascade                                            7,000              252
Champion International                                  12,100              657
Fort James                                              26,200            1,200
Georgia Pacific                                         11,600              751
International Paper                                     37,900            1,774
Kimberly-Clark                                          69,700            3,494
Mead                                                    13,100              469
Minnesota Mining & Manufacturing                        51,200            4,669
Potlatch                                                 3,600              155
Stone Container                                         12,500              156
Temple Inland                                            7,100              441
Union Camp                                               8,700              520
Westvaco                                                12,800              394
Weyerhaeuser                                            25,000            1,413
Willamette Industries                                   13,900              522
                                                                     ----------
                                                                         17,556
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--0.9%
Anadarko Petroleum                                       7,500              518
Apache                                                  12,000              441
Burlington Resources                                    22,100            1,059
Helmerich & Payne                                        6,300              197
Occidental Petroleum                                    42,500            1,246
Oryx Energy*                                            13,300              346

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Rowan*                                                  10,900       $      316
Schlumberger                                            62,400            4,727
Union Pacific Resources Group                           31,800              759
Western Atlas*                                           6,800              526
                                                                     ----------
                                                                         10,135
                                                                     ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.7%
Eastman Kodak                                           40,700            2,640
Polaroid                                                 5,600              246
Xerox                                                   40,900            4,353
                                                                     ----------
                                                                          7,239
                                                                     ----------
PRECIOUS METALS--0.2%
Barrick Gold                                            46,700            1,010
Battle Mountain Gold                                    28,800              184
Homestake Mining                                        18,400              200
Newmont Mining                                          19,600              599
Placer Dome Group                                       31,000              409
                                                                     ----------
                                                                          2,402
                                                                     ----------
PRINTING & PUBLISHING--1.3%
American Greetings, Cl A                                 9,100              419
Deluxe                                                  10,200              336
Dow Jones                                               12,100              641
Gannett                                                 35,600            2,559
John H. Harland                                          3,900               61
Knight-Ridder                                           10,600              592
McGraw-Hill                                             12,400              943
Meredith                                                 6,600              278
Moore                                                   11,100              185
New York Times, Cl A                                    12,000              840
R.R. Donnelley & Sons                                   18,300              751
Time Warner                                             72,500            5,220
Times Mirror, Cl A                                      11,100              703
Tribune                                                 15,400            1,086
                                                                     ----------
                                                                         14,614
                                                                     ----------
PROFESSIONAL SERVICES--0.2%
Cognizant                                               20,300            1,165
Dun & Bradstreet                                        21,300              728
EG&G                                                     5,700              166
                                                                     ----------
                                                                          2,059
                                                                     ----------
RAILROADS--0.7%
Burlington Northern Santa Fe                            19,600            2,038
CSX                                                     27,400            1,630
Norfolk Southern                                        47,300            1,768
Union Pacific                                           31,000            1,742
                                                                     ----------
                                                                          7,178
                                                                     ----------

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
REPAIR SERVICES--0.0%
Midas* (3)                                                   1       $       --
Ryder System                                             9,600              365
                                                                     ----------
                                                                            365
                                                                     ----------
RETAIL--5.8%
Albertson's                                             30,800            1,621
American Stores                                         34,300              892
Autozone*                                               19,100              647
Charming Shoppes*                                       13,300               63
Circuit City Stores                                     12,400              530
Consolidated Stores*                                    13,500              580
Costco*                                                 26,900            1,436
CVS                                                     21,600            1,631
Darden Restaurants                                      18,600              289
Dayton Hudson                                           27,400            2,411
Dillards Incorporated, Cl A                             13,900              513
Federated Department Stores*                            26,300            1,363
Gap                                                     49,600            2,232
Giant Food, Cl A                                         7,500              290
Great Atlantic & Pacific Tea                             4,800              145
Harcourt General                                         8,900              493
Hasbro                                                  15,900              561
Home Depot                                              91,700            6,184
J.C. Penney                                             31,300            2,369
Kmart*                                                  61,200            1,021
Kroger*                                                 32,000            1,478
Limited                                                 34,200              981
Longs Drug Stores                                        4,800              146
Lowe's                                                  21,900            1,537
Mattel                                                  36,500            1,446
May Department Stores                                   29,000            1,842
McDonald's                                              86,400            5,184
Mercantile Stores                                        4,600              309
Nordstrom                                                9,700              619
Pep Boys-Manny, Moe & Jack                               8,000              186
Rite Aid                                                32,300            1,106
Sears Roebuck                                           49,200            2,826
TJX                                                     20,200              914
Toys 'R' Us*                                            35,600            1,070
Tricon Global Restaurants*                              19,000              571
Wal-Mart Stores                                        281,600           14,309
Walgreen                                                62,100            2,185
Wendy's International                                   16,600              370
Winn Dixie Stores                                       18,600              863
Woolworth*                                              16,900              423
                                                                     ----------
                                                                         63,636
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC--0.6%
Armstrong World Industries                               5,100       $      441
Cooper Tire & Rubber                                     9,900              235
Goodyear Tire & Rubber                                  19,600            1,485
Illinois Tool Works                                     31,300            2,027
Nike, Cl B                                              36,400            1,611
Rubbermaid                                              18,800              536
                                                                     ----------
                                                                          6,335
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--2.1%
Advanced Micro Devices*                                 17,800              517
AMP                                                     27,600            1,209
Intel                                                  205,100           16,011
LSI Logic*                                              17,800              449
Micron Technology*                                      26,500              770
National Semiconductor*                                 20,600              431
Rockwell International                                  25,200            1,446
Texas Instruments                                       48,900            2,647
                                                                     ----------
                                                                         23,480
                                                                     ----------
SPECIALTY CONSTRUCTION--0.1%
Masco                                                   20,700            1,232
                                                                     ----------
SPECIALTY MACHINERY--0.4%
CBS*                                                    89,200            3,027
Cooper Industries                                       15,200              903
                                                                     ----------
                                                                          3,930
                                                                     ----------
STEEL & STEEL WORKS--0.6%
Alcan Aluminium                                         28,500              891
Allegheny Teledyne*                                     21,900              609
Aluminum Company of America                             21,600            1,486
Armco*                                                  13,500               79
Asarco                                                   5,100              136
Bethlehem Steel*                                        14,100              191
Engelhard                                               18,100              344
Inco                                                    20,900              391
Inland Steel Industries                                  6,100              169
Nucor                                                   11,000              599
Phelps Dodge                                             7,400              478
Reynolds Metals                                          9,300              571
USX-U.S. Steel Group                                    10,800              408
Worthington Industries                                  12,100              219
                                                                     ----------
                                                                          6,571
                                                                     ----------

                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION--8.2%
Airtouch Communications*                                63,300       $    3,098
Alltel                                                  23,100            1,009
Ameritech                                              137,200            6,783
AT&T                                                   203,700           13,368
Bell Atlantic                                           97,400            9,984
BellSouth                                              124,300            8,398
Frontier                                                20,600              671
GTE                                                    120,100            7,191
Lucent Technologies                                     81,600           10,435
MCI Communications                                      87,300            4,321
SBC Communications                                     229,900           10,029
Sprint                                                  53,900            3,648
U.S. West                                               60,600            3,318
U.S. West Media Group*                                  76,100            2,644
WorldCom*                                              127,000            5,469
                                                                     ----------
                                                                         90,366
                                                                     ----------
TRANSPORTATION--0.1%
Laidlaw                                                 41,200              654
                                                                     ----------
WHOLESALE--0.4%
Cardinal Health                                         13,800            1,217
Genuine Parts                                           22,400              854
Sigma Aldrich                                           12,600              469
SUPERVALU                                                7,500              350
Sysco                                                   42,600            1,092
W.W. Grainger                                            6,200              637
                                                                     ----------
                                                                          4,619
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $666,690)                                                      1,081,338
                                                                     ----------
TREASURY BILL--0.2%
U.S. Treasury Bill
 4.976%, 06/18/98 (A)                               $    2,000            1,978
                                                                     ----------
TOTAL TREASURY BILL
 (Cost $1,979)                                                            1,978
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--0.8%
First American Prime Obligations Fund (B)            9,594,211            9,594
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $9,594)                                                            9,594
                                                                     ----------
TOTAL INVESTMENTS--99.6%
 (Cost $678,263)                                                      1,092,910
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.4% (C)                               3,849
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 45,916,754 outstanding shares                              $  600,569
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,660,856 outstanding shares                                   29,554
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 1,649,829 outstanding shares                                   29,032
Undistributed net investment income                                         208
Accumulated net realized gain on investments                             22,708
Net unrealized appreciation of investments                              414,688
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $1,096,759
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    22.28
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    22.30
MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.05
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    23.35
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    22.18
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(3)  Total Market Value = $21

(A)  Security has been deposited as initial margin on open futures contracts.

(B) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 375,695
      Payable upon return of securities on loan                     $(375,695)

Cl--Class

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association





                              LARGE CAP VALUE FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--88.9%
AEROSPACE & DEFENSE--1.3%
Raytheon Company, Cl A                                 391,040       $   22,240
                                                                     ----------
APPAREL/TEXTILES--1.2%
Fruit of the Loom, Cl A*                               633,000           19,386
                                                                     ----------
AUTOMOTIVE--1.0%
General Motors                                         256,100           17,271
                                                                     ----------
BANKS--7.5%
BankBoston                                             326,900           36,041
Charter One Financial                                   21,829            1,461
Chase Manhattan                                        237,400           32,019
Citicorp                                               245,700           34,889
CoreStates Financial                                    76,800            6,893
First Union                                             64,000            3,632
Mellon Bank                                             93,900            5,963
NationsBank                                             59,300            4,325
                                                                     ----------
                                                                        125,223
                                                                     ----------
CHEMICALS--2.2%
PPG Industries                                         549,600           37,338
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.7%
Nokia, ADR                                             270,100           29,154
                                                                     ----------
COMPUTER COMMUNICATIONS EQUIPMENT--1.6%
3Com*                                                  739,600           26,579
                                                                     ----------
COMPUTERS & SERVICES--4.4%
IBM                                                    437,378           45,433
Seagate Technology*                                  1,085,900           27,419
                                                                     ----------
                                                                         72,852
                                                                     ----------
CONTAINERS & PACKAGING--1.1%
Bemis                                                  408,600           18,438
                                                                     ----------
DRUGS--4.7%
American Home Products                                 312,000           29,757
Bristol-Myers Squibb                                   136,200           14,207
Pharmacia & Upjohn                                     789,200           34,528
                                                                     ----------
                                                                         78,492
                                                                     ----------
EXPLORATION/DRILLING--2.1%
Diamond Offshore Drilling                              411,500           18,672
Global Marine*                                         192,100            4,754
Newfield Exploration*                                  157,300            4,100
R & B Falcon*                                          164,020            4,859
Union Pacific Resources Group                           93,800            2,239
                                                                     ----------
                                                                         34,624
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.8%
American Express                                       139,700       $   12,826
Bear Stearns                                            86,610            4,450
Beneficial                                              34,400            4,276
FNMA                                                    97,300            6,154
Household International                                135,500           18,665
                                                                     ----------
                                                                         46,371
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--4.3%
ConAgra                                                867,100           27,856
Dole Food                                              174,700            8,451
Sara Lee                                               579,100           35,687
                                                                     ----------
                                                                         71,994
                                                                     ----------
INSURANCE--6.4%
AMBAC                                                  495,700           28,967
Cigna                                                  172,000           35,260
Conseco                                                 51,064            2,892
General Re                                              80,000           17,650
TIG Holdings                                           451,000           11,867
Travelers Group                                        167,299           10,038
                                                                     ----------
                                                                        106,674
                                                                     ----------
LEISURE--1.8%
Brunswick                                              854,200           29,790
                                                                     ----------
MACHINERY--1.8%
Black & Decker                                          65,000            3,449
Case Equipment                                         394,800           26,896
                                                                     ----------
                                                                         30,345
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--7.2%
Aetna                                                  352,500           29,412
Columbia/HCA Healthcare                              1,310,200           42,254
Foundation Health Systems, Cl A*                       253,940            6,999
Sun Healthcare Group*                                  585,600           10,907
Tenet Healthcare*                                      112,000            4,067
United Healthcare                                      403,500           26,127
                                                                     ----------
                                                                        119,766
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--3.3%
Computer Associates International                      516,100           29,805
Sun Microsystems*                                      620,400           25,882
                                                                     ----------
                                                                         55,687
                                                                     ----------
MULTI-INDUSTRY--0.7%
Minnesota Mining & Manufacturing                       120,200           10,961
                                                                     ----------

                        LARGE CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
OFFICE PRODUCTS & SUPPLIES--1.5%
IKON Office Solutions                                  707,900       $   24,467
                                                                     ----------
OIL-INTERNATIONAL--9.1%
Elf Aquitaine, ADR                                     575,000           37,231
Exxon                                                  445,500           30,127
Mobil                                                  345,400           26,466
Royal Dutch Petroleum                                  528,900           30,048
Texaco                                                 451,800           27,221
                                                                     ----------
                                                                        151,093
                                                                     ----------
PAPER & PAPER PRODUCTS--1.5%
Kimberly-Clark                                         495,400           24,832
                                                                     ----------
RAILROADS--3.2%
Burlington Northern Santa Fe                           255,300           26,551
Union Pacific                                          487,100           27,369
                                                                     ----------
                                                                         53,920
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--3.6%
Duke Realty Investments                                501,700           12,229
Equity Residential Properties Trust                    353,400           17,758
Simon Debartolo Group                                  768,300           26,314
Meditrust                                              134,129            4,141
                                                                     ----------
                                                                         60,442
                                                                     ----------
RETAIL--4.0%
Federated Department Stores*                            98,600            5,109
Sears Roebuck                                          568,400           32,647
Toys `R' Us*                                           963,100           28,953
                                                                     ----------
                                                                         66,709
                                                                     ----------
SPECIALTY CONSTRUCTION--1.0%
Masco                                                  276,300           16,440
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--5.9%
AT&T                                                   256,500           16,833
Bell Atlantic                                          326,756           33,493
Deutsche Telekom, ADR                                1,384,900           30,468
SBC Communications                                     262,800           11,465
Sprint                                                  84,300            5,706
                                                                     ----------
                                                                         97,965
                                                                     ----------
UTILITIES--0.9%
Entergy                                                285,200            8,485
Southern                                               254,200            7,038
                                                                     ----------
                                                                         15,523
                                                                     ----------
WHOLESALE--1.1%
W.W. Grainger                                          174,700           17,961
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,095,635)                                                  $1,482,537
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--11.2%
First American Government
 Obligations Fund (A)                               80,884,556           80,885
First American Prime
 Obligations Fund (A)                              105,009,157          105,009
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $185,894)                                                        185,894
                                                                     ----------
TOTAL INVESTMENTS--100.1%
 (Cost $1,281,529)                                                    1,668,431
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.1%) (B)                            (1,413)
                                                                     ----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 56,689,858 outstanding shares                               1,007,298
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 2,910,000 outstanding shares                                   64,045
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 2,521,000 outstanding shares                                   56,735
Undistributed net investment income                                         338
Accumulated net realized gain on investments                            151,700
Net unrealized appreciation of investments                              386,902
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $1,667,018
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    26.85
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    26.81
MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.26
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    28.07
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    26.60
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 398,942
      Payable upon return of securities on loan                     $(398,942)

ADR--American Depository Receipt

Cl--Class

FNMA--Federal National Mortgage Association


                              LARGE CAP GROWTH FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--92.1%
AIRCRAFT--1.2%
Boeing                                                 173,750       $    9,057
                                                                     ----------
AUTOMOTIVE--2.7%
Ford Motor                                             328,000           21,258
                                                                     ----------
BANKS--11.2%
Bank of New York                                       143,000            8,982
BankAmerica                                            200,000           16,525
Citicorp                                                81,200           11,530
First American Bank                                    132,850           11,492
First Union                                            275,000           15,606
Mellon Bank                                            240,000           15,240
Washington Mutual                                      108,000            7,746
                                                                     ----------
                                                                         87,121
                                                                     ----------
CHEMICALS--2.2%
E.I. du Pont de Nemours                                254,000           17,272
                                                                     ----------
COMMUNICATIONS EQUIPMENT--5.7%
Ascend Communications*                                 226,100            8,564
Nokia, ADR                                             193,000           20,832
                                                                     ----------
                                                                         29,396
                                                                     ----------
COMPUTERS & SERVICES--3.8%
3Com*                                                  258,150            9,277
Cisco Systems*                                         413,250           28,256
Danka Business Systems, ADR                            400,000            7,350
                                                                     ----------
                                                                         44,883
                                                                     ----------
DRUGS--7.8%
Abbott Laboratories                                    224,000           16,870
Johnson & Johnson                                      242,150           17,753
Pfizer                                                 260,000           25,919
                                                                     ----------
                                                                         60,542
                                                                     ----------
ELECTRICAL SERVICES--1.2%
Texas Utilities                                        229,000            9,003
                                                                     ----------
ENERGY & POWER--0.9%
Thermo Electron*                                       181,000            7,308
                                                                     ----------
ENTERTAINMENT--1.3%
Cox Communications*                                    247,000           10,374
                                                                     ----------
FINANCIAL SERVICES--5.7%
American Express                                       163,400           15,002
FNMA                                                   316,700           20,031
Morgan Stanley, Dean Witter, Discover                  132,550            9,660
                                                                     ----------
                                                                         44,693
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--4.7%
PepsiCo                                                276,000       $   11,782
Philip Morris                                          312,000           13,006
Sara Lee                                               194,000           11,955
                                                                     ----------
                                                                         36,743
                                                                     ----------
GAS/NATURAL GAS--1.6%
Enron                                                  270,000           12,521
                                                                     ----------
HOUSEHOLD PRODUCTS--1.9%
Newell                                                 310,000           15,016
                                                                     ----------
MACHINERY--3.1%
Case Equipment                                         164,000           11,172
General Electric                                       147,000           12,670
                                                                     ----------
                                                                         23,842
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--6.5%
Boston Scientific*                                     108,000            7,290
Columbia/HCA Healthcare                                312,000           10,062
Medtronic                                              220,000           11,412
St. Jude Medical                                       203,000            6,788
United Healthcare                                      228,000           14,763
                                                                     ----------
                                                                         50,315
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--6.0%
Accustaff*                                             240,000            8,280
Microsoft*                                             163,600           14,642
Oracle*                                                443,774           14,007
Sungard Data Systems*                                  267,700            9,855
                                                                     ----------
                                                                         46,784
                                                                     ----------
OIL-INTERNATIONAL--5.5%
Amoco                                                  126,000           10,883
Exxon                                                  210,340           14,224
Mobil                                                  234,400           17,961
                                                                     ----------
                                                                         43,068
                                                                     ----------
PAPER & PAPER PRODUCTS--2.5%
Kimberly-Clark                                         225,000           11,278
Weyerhaeuser                                           138,500            7,825
                                                                     ----------
                                                                         19,103
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--2.0%
Diamond Offshore Drilling                              158,000            7,169
Schlumberger                                           113,200            8,575
                                                                     ----------
                                                                         15,744
                                                                     ----------
PHARMACEUTICAL--2.1%
Biochem Pharmaceuticals*                               676,000           16,351
                                                                     ----------

                        LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
RAILROADS--1.6%
Union Pacific                                          218,900       $   12,299
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.6%
National Golf Properties                               159,000            5,068
Simon Debartolo Group                                  451,260           15,456
                                                                     ----------
                                                                         20,524
                                                                     ----------
RETAIL--2.8%
Autozone*                                              265,000            8,977
Intimate Brands                                        487,000           13,179
                                                                     ----------
                                                                         22,156
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.4%
Intel                                                  141,000           11,007
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--1.7%
Peoplesoft*                                            252,000           13,277
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.4%
Airtouch Communications*                               165,500            8,099
L.M. Ericsson Telephone, ADR                           227,200           10,806
                                                                     ----------
                                                                         18,905
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $380,202)                                                        718,562
                                                                     ----------
PREFERRED STOCKS--2.0%
Airtouch Communications                                284,800           15,964
                                                                     ----------
TOTAL PREFERRED STOCKS
 (Cost $11,640)                                                          15,964
                                                                     ----------
CONVERTIBLE BONDS--0.8%
Danka Business, 34.3348 Shares
 6.750%, 04/01/02                                   $    6,600            6,311
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $8,765)                                                            6,311
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--6.0%
First American Prime
 Obligations Fund (A)                               46,749,701           46,750
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $46,750)                                                          46,750
                                                                     ----------
TOTAL INVESTMENTS--100.9%
 (Cost $447,357)                                                        787,587
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.9%) (B)                            (7,086)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 41,105,429 outstanding shares                              $  386,489
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,069,858 outstanding shares                                   15,138
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 626,732 outstanding shares                                      8,308
Undistributed net investment income                                         151
Accumulated net realized gain on investments                             30,185
Net unrealized appreciation of investments                              340,230
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  780,501
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    18.24
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    18.20
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.86
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    19.06
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    18.01
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 276,084
      Payable upon return of securities on loan                     $(276,084)

ADR--American Depository Receipt

Cl--Class

FNMA--Federal National Mortgage Association


                               MID CAP VALUE FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--95.7%
APPAREL/TEXTILES--2.8%
Fila Holdings, ADR                                     224,100       $    5,252
Fruit of the Loom, Cl A*                               510,000           15,619
                                                                     ----------
                                                                         20,871
                                                                     ----------
AUTOMOTIVE--1.3%
Tower Automotive*                                      208,000            9,360
                                                                     ----------
BANKS--3.7%
First American of Tennessee                            359,600           17,620
Golden West Financial                                   94,600            9,064
                                                                     ----------
                                                                         26,684
                                                                     ----------
CHEMICALS--4.1%
Airgas*                                                794,500           13,705
Lyondell Petrochemical                                 189,300            6,448
Millenium Chemicals                                    287,100            9,618
                                                                     ----------
                                                                         29,771
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.0%
ADC Telecommunications*                                283,800            7,822
DSC Communications*                                    378,400            6,882
                                                                     ----------
                                                                         14,704
                                                                     ----------
COMPUTER COMMUNICATIONS EQUIPMENT--1.7%
Cabletron Systems*                                     850,600           12,387
                                                                     ----------
COMPUTERS & SERVICES--7.5%
Bay Networks*                                          615,100           16,685
Danka Business Systems, ADR                            378,400            6,953
Micron Electronics*                                    756,100            9,593
Quantum*                                               993,700           21,178
                                                                     ----------
                                                                         54,409
                                                                     ----------
CONSUMER PRODUCTS--2.1%
Premark International                                  472,900           15,665
                                                                     ----------
ELECTRICAL SERVICES--4.0%
DPL                                                    406,000            7,917
LG&E Energy                                            274,300            7,080
PP&L Resources                                         378,400            8,940
Teco                                                   189,200            5,345
                                                                     ----------
                                                                         29,282
                                                                     ----------
ENTERTAINMENT--1.4%
Grand Casinos*                                         586,700           10,011
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--4.9%
Advanta, Cl B                                          340,800       $    7,157
Cit Group, Cl A                                        227,100            7,409
Firstplus Financial Group*                             265,000           11,130
Waddell & Reed Financial, Cl A*                        378,400            9,838
                                                                     ----------
                                                                         35,534
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--5.0%
Canandaigua Wine, Cl A*                                 94,500            5,398
Dole Food                                              246,000           11,900
Fresh Delmonte Produce*                                709,700           10,912
International Multifoods                               283,900            8,499
                                                                     ----------
                                                                         36,709
                                                                     ----------
HOTELS & LODGING--2.6%
Circus Circus Enterprises*                             283,800            5,960
LaQuinta Inns                                          613,500           12,883
                                                                     ----------
                                                                         18,843
                                                                     ----------
INSURANCE--1.4%
Nationwide Financial Services                          227,100            9,850
                                                                     ----------
LEISURE--1.5%
Callaway Golf                                          378,400           10,974
                                                                     ----------
MACHINERY--3.2%
Black & Decker                                         285,900           15,171
Howmet International Inc*                              472,600            8,448
                                                                     ----------
                                                                         23,619
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--7.2%
Integrated Health Services                             369,000           14,506
Medpartners*                                           945,900            9,695
Trigon Healthcare*                                     378,300           11,373
United States Surgical                                 510,900           16,860
                                                                     ----------
                                                                         52,434
                                                                     ----------
METALS & MINING--1.6%
IMC Global                                             300,900           11,453
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--1.8%
Olsten                                                 792,600           12,582
                                                                     ----------
OFFICE PRODUCTS & SUPPLIES--1.3%
IKON Office Solutions                                  283,800            9,809
                                                                     ----------
OIL-DOMESTIC--3.0%
Kerr-McGee                                             160,300           11,151
USX-Marathon Group                                     283,800           10,678
                                                                     ----------
                                                                         21,829
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--7.0%
Oryx Energy*                                           359,100            9,337
Rowan*                                                 473,100           13,720

                         MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Santa Fe International                                 378,400       $   14,356
Varco International*                                   520,600           13,405
                                                                     ----------
                                                                         50,818
                                                                     ----------
PRINTING & PUBLISHING--1.8%
American Greetings, Cl A                               283,600           13,046
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--8.6%
Amb Property                                           383,000            9,240
Equity Office Properties Trust                         207,700            6,361
Glimcher Realty Trust                                  415,300            9,085
Patriot American Hospitality                           567,600           15,325
Simon DeBartolo Group                                  425,600           14,577
Trizec Hahn                                            329,800            7,771
                                                                     ----------
                                                                         62,359
                                                                     ----------
RETAIL--7.4%
Brinker International*                                 662,100           14,483
CompUSA*                                               662,100           17,215
Lone Star Steakhouse & Saloon*                         662,400           15,028
Petsmart*                                              662,300            7,078
                                                                     ----------
                                                                         53,804
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.9%
VLSI Technology*                                       757,000           14,194
                                                                     ----------
SPECIALTY MACHINERY--2.6%
American Standard*                                     416,200           19,093
                                                                     ----------
TRUCKING--2.3%
CNF Transportation                                     473,200           17,006
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $591,459)                                                        697,100
                                                                     ----------
OPTIONS--(2.4%)
Standard & Poors Mid-Cap 400 Index,
 May 320 Call                                           (3,300)         (17,573)
                                                                     ----------
TOTAL OPTIONS
 (Cost ($15,940))                                                       (17,573)
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--6.1%
First American Prime
 Obligations Fund (A)                               44,582,038           44,582
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $44,582)                                                          44,582
                                                                     ----------
TOTAL INVESTMENTS--99.4%
 (Cost $620,101)                                                        724,109
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.6% (B)                               4,311
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value --- 2 billion authorized)
 based on 27,423,673 outstanding shares                              $  488,779
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,997,056 outstanding shares                                   37,475
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 2,082,825 outstanding shares                                   41,236
Undistributed net investment income                                         336
Accumulated net realized gain on investments                             56,586
Net unrealized appreciation of investments                              104,008
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  728,420
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    23.15
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    23.12
MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.09
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    24.21
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    22.80
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by First Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan              $ 180,028
      Payable upon return of securities on loan                    $(180,028)

ADR--American Depository Receipt

Cl--Class


                              REGIONAL EQUITY FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES OF
 UNAFFILIATED ISSUERS--83.0%
COMMON STOCKS UNAFFILIATED ISSUERS--83.0%
APPAREL/TEXTILES--1.0%
Ashworth*                                              251,400       $    4,305
                                                                     ----------
AUTOMOTIVE--5.8%
Dura Automotive Systems*                               163,900            5,265
Tower Automotive*                                      340,000           15,300
SPX                                                     55,000            4,197
                                                                     ----------
                                                                         24,762
                                                                     ----------
BANKS--6.0%
Community First Bankshares                             300,000           15,300
TCF Financial                                          300,000           10,181
                                                                     ----------
                                                                         25,481
                                                                     ----------
BATTERIES & BATTERY SYSTEMS--0.4%
Bolder Technologies*                                   170,200            1,553
                                                                     ----------
CHEMICALS--1.2%
W.H. Brady                                             149,500            5,008
                                                                     ----------
COMMUNICATIONS EQUIPMENT--6.3%
Communications Systems                                 440,700            7,519
Digi International*                                    270,500            7,456
JPM*                                                    53,000              782
Mosaix*                                                604,800            7,106
Onelink Communications*                                 97,900               73
Premis*                                                152,200              200
Transcrypt International*                              328,000            3,588
                                                                     ----------
                                                                         26,724
                                                                     ----------
COMPUTERS & SERVICES--1.5%
Check Technology*                                      147,500              767
MAPICS*                                                310,000            5,483
                                                                     ----------
                                                                          6,250
                                                                     ----------
ENTERTAINMENT--2.3%
Grand Casinos*                                         290,000            4,948
Lodgenet Entertainment*                                400,000            4,663
                                                                     ----------
                                                                          9,611
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--3.4%
International Multifoods                               207,900            6,224
Michael Foods                                          302,600            8,095
                                                                     ----------
                                                                         14,319
                                                                     ----------
GAS/NATURAL GAS--1.7%
Western Gas Resources                                  379,800            7,216
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
INSURANCE--4.1%
Amerin*                                                440,800       $   13,279
MMI                                                    187,300            4,507
                                                                     ----------
                                                                         17,786
                                                                     ----------
MACHINERY--13.5%
Alliant Techsystems*                                    81,200            5,095
Applied Power                                          460,600           17,733
BMC Industries                                         187,100            3,637
Donaldson                                              472,600           12,169
Idex                                                   218,100            7,933
Pentair                                                250,000           11,188
                                                                     ----------
                                                                         57,755
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--5.4%
Angeion*                                               368,500            1,278
ATS Medical*                                           255,600            2,013
CNS*                                                   339,000            1,886
Dynamic Healthcare Technologies*                       291,100              719
Empi*                                                  294,000            4,759
Lifecore Biomedical*                                   459,500           10,741
Orphan Medical*                                        162,800            1,770
                                                                     ----------
                                                                         23,166
                                                                     ----------
METALS & MINING--5.9%
ACX Technologies*                                      200,000            4,788
Titanium Metals*                                       200,000            5,425
Varlen                                                 387,600           14,923
                                                                     ----------
                                                                         25,136
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--6.8%
National Computer Systems                              787,200           17,712
Summit Medical Systems*                                197,700              618
Valmont Industries                                     436,600           10,588
                                                                     ----------
                                                                         28,918
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--2.8%
Appliance Recycling Centers of America*                 15,000               39
Regis                                                  394,400           11,832
                                                                     ----------
                                                                         11,871
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--1.2%
St. Mary Land & Exploration                            135,600            5,182
                                                                     ----------
PRINTING & PUBLISHING--2.9%
Merrill                                                562,000           12,364
                                                                     ----------

                        REGIONAL EQUITY FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL--7.3%
Buffets*                                               535,000       $    7,356
Department 56*                                         270,000           10,260
Fingerhut                                              520,900           13,511
                                                                     ----------
                                                                         31,127
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--0.8%
Hutchinson Technology*                                 130,000            3,445
                                                                     ----------
WHOLESALE--2.7%
A.M. Castle                                            173,450            4,011
Ballantyne of Omaha*                                   298,500            4,701
Hawkins Chemical                                       263,105            2,960
                                                                     ----------
                                                                         11,672
                                                                     ----------
TOTAL COMMON STOCKS -- UNAFFILIATED ISSUERS
 (Cost $209,178)                                                        353,651
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
 OF UNAFFILIATED ISSUERS
 (Cost $209,178)                                                        353,651
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--9.5%
First American Government
 Obligations Fund (A)                               16,259,555           16,260
First American Prime
 Obligations Fund (A)                               24,191,054           24,191
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $40,451)                                                          40,451
                                                                     ----------
INVESTMENTS IN COMMON STOCK OF AFFILIATES--8.0%
Aetrium* (B)                                           686,000            9,947
Alternate Postal Delivery* (B)                         222,000              250
Norstan* (B)                                           551,300           13,645
Rehabilicare* (B)                                      259,300              713
Sport-Haley* (B)                                       313,000            3,130
TSI (B)                                                715,200            6,258
                                                                     ----------
TOTAL INVESTMENTS IN COMMON STOCK OF AFFILIATES
 (Cost $32,943)                                                          33,943
                                                                     ----------
TOTAL INVESTMENTS--100.5%
 (Cost $282,572)                                                        428,045
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.5%) (C)                            (1,999)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 14,888,683 outstanding shares                              $  207,082
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,591,795 outstanding shares                                   23,278
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 1,946,726 outstanding shares                                   33,183
Distribution in excess of net investment income                            (101)
Accumulated net realized gain on investments                             17,131
Net unrealized appreciation of investments                              145,473
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  426,046
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    23.19
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    23.12
MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.09
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    24.21
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    22.61
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Investments represent five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the period ended March 31, 1998.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 31,302
      Payable upon return of securities on loan                     $(31,302)


                        REGIONAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------
The activity for investments in Common Stock of Affiliates is as follows:

                                                                     Net
                  Shares at   Shares at                           Realized
Description       09/30/97    03/31/98   Difference   Dividends   (Losses)
-----------       ---------   ---------  -----------  ---------  -----------
Aetrium             686,000    686,000           --        --           --
Alternate Postal
  Delivery          236,500    222,000      (14,500)       --      (55,282)
Appliance
  Recycling
  Centers            44,975     15,000(1)   (29,975)       --     (643,684)
Dura Automotive
  Systems           163,900    163,900(1)        --        --           --
Onelink
  Communications    328,900     97,900(1)  (231,000)       --     (570,756)
Mosaix              604,800    604,800(1)        --        --           --
Norstan             536,300    551,300       15,000        --           --
Premis              152,200    152,200(1)        --        --           --
Rehabilicare        259,300    259,300           --        --           --
Sport Haley         298,000    313,000       15,000        --           --
TSI                 715,200    715,200           --    42,912           --
                  ---------  ---------   ----------  --------  -----------
                  4,026,075  3,780,600     (245,475) $ 42,912  $(1,269,722)

(1) At March 31, 1998, these securities were not considered common stock of affiliates.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SMALL CAP GROWTH FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--90.0%
AEROSPACE & DEFENSE--2.8%
Remec*                                                  67,500       $    1,936
Tracor*                                                 96,000            3,078
                                                                     ----------
                                                                          5,014
                                                                     ----------
AIRCRAFT--1.5%
BE Aerospace*                                           94,000            2,644
                                                                     ----------
APPAREL/TEXTILES--0.7%
Culp                                                    29,000              594
Hirsch International, Cl A*                             77,000              712
                                                                     ----------
                                                                          1,306
                                                                     ----------
AUTOMOTIVE--2.1%
Csk Auto*                                               10,000              225
Tower Automotive*                                       78,000            3,510
                                                                     ----------
                                                                          3,735
                                                                     ----------
BANKS--2.1%
Bank United, Cl A                                        6,000              300
Bay View Capital                                       100,000            3,475
                                                                     ----------
                                                                          3,775
                                                                     ----------
BATTERIES & BATTERY SYSTEMS--0.6%
Bolder Technologies*                                   115,000            1,049
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.5%
Getty Images Inc*                                      105,000            2,638
                                                                     ----------
CHEMICALS--0.8%
Cambrex                                                 26,500            1,335
                                                                     ----------
COMMUNICATIONS EQUIPMENT--6.2%
Checkpoint Systems*                                     90,000            1,912
Communications Systems                                  90,000            1,536
CTC Communications*                                     90,000              782
Harmonic Lite*                                          63,000            1,016
Medialink Worldwide*                                   160,000            3,280
Transcrypt International*                              124,000            1,356
Ultrak*                                                130,000            1,207
                                                                     ----------
                                                                         11,089
                                                                     ----------
COMPUTERS & SERVICES--2.7%
Accent Color Sciences*                                 142,000              453
Apex PC Solutions*                                      60,000            1,612
HCIA*                                                   15,000              221
HMT Technology*                                         95,000            1,229
In Focus Systems*                                      100,000              900
Mackie Designs*                                         65,000              455
                                                                     ----------
                                                                          4,870
                                                                     ----------

                        SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
Barr Laboratories*                                      25,000       $    1,009
Celgene*                                                40,000              435
Algos Pharmaceuticals*                                  75,000            2,269
Lifecore Biomedical*                                   100,000            2,338
                                                                     ----------
                                                                          6,051
                                                                     ----------
ENERGY & POWER--1.0%
Calenergy*                                              60,000            1,695
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--1.0%
Consolidated Cigar Holdings*                            40,000              633
Scheid Vineyards*                                      100,000            1,125
                                                                     ----------
                                                                          1,758
                                                                     ----------
HOTELS & LODGING--0.4%
Suburban Lodges of America*                             40,000              635
                                                                     ----------
INSURANCE--8.7%
Amerin*                                                119,000            3,585
ARM Financial Group                                     12,300              285
Healthcare Recoveries*                                  80,000            1,860
Meadowbrook Insurance Group                             50,000            1,531
United Payors & United Providers*                      170,000            5,631
Vesta Insurance Group                                   50,000            2,681
                                                                     ----------
                                                                         15,573
                                                                     ----------
LEASING & RENTING--1.2%
Renters Choice*                                         90,000            2,205
                                                                     ----------
MACHINERY--0.7%
Electric Fuel*                                          70,500              189
Shaw Group*                                             39,500              985
                                                                     ----------
                                                                          1,174
                                                                     ----------
MEDICAL DEVICES--4.3%
Cyberonics*                                            200,000            6,375
Nitinol Medical Technologies*                          134,000            1,382
                                                                     ----------
                                                                          7,757
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--8.9%
ATS Medical*                                           209,400            1,649
Cardima*                                                85,000              351
Closure Medical*                                        70,000            1,514
Conceptus*                                             110,300              386
Dynamic Healthcare Technologies*                       150,000              370
Heska*                                                 154,000            2,291
Idexx Laboratories*                                     75,000            1,350
Medical Alliance*                                       34,000              123
Mentor                                                  40,000            1,105
Neuromedical Systems*                                   60,000              154
Qiagen*                                                 45,000            3,004
Quorum Health Group*                                   110,000            3,699
                                                                     ----------
                                                                         15,996
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--10.6%
CCC Information Services Group*                         60,000       $    1,650
Computer Learning Centers*                              50,000              838
Crystal Systems Solutions*                              60,000            1,106
Engineering Animation*                                  24,000              996
Harbinger*                                              20,000              755
J.D. Edwards & Company*                                 10,400              340
Keane*                                                  40,000            2,260
ONTRACK Data International*                             75,000            1,219
Pegasystems*                                            30,000              548
QAD*                                                   100,000            1,469
RWD Technologies*                                       50,000            1,375
Spatial Technology*                                     94,200              224
Staffmark*                                             120,000            4,920
Technology Solutions*                                   50,000            1,325
                                                                     ----------
                                                                         19,025
                                                                     ----------
MISCELLANEOUS MANUFACTURING--0.8%
Racing Champions*                                       81,000              876
Special Metals*                                         40,000              650
                                                                     ----------
                                                                          1,526
                                                                     ----------
OIL-DOMESTIC--1.8%
Petroleum Geo Services, ADR*                            55,000            3,266
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--3.6%
Global Industries*                                     150,000            3,056
Hanover Compressor*                                     75,000            1,875
Meridian Resources*                                    189,000            1,512
                                                                     ----------
                                                                          6,443
                                                                     ----------
PROFESSIONAL SERVICES--0.7%
Firearms Training Systems*                              75,000              675
Precision Response*                                     70,000              639
                                                                     ----------
                                                                          1,314
                                                                     ----------
REAL ESTATE--1.0%
Capital Trust, Cl A*                                    60,000              585
Trammell Crow*                                          40,000            1,140
                                                                     ----------
                                                                          1,725
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Alexandria Real Estate Equities                         54,600            1,730
Golf Trust of America                                   32,000            1,004
                                                                     ----------
                                                                          2,734
                                                                     ----------
RETAIL--8.1%
AC Moore Arts & Crafts*                                 82,000            1,579
Bombay*                                                150,000              750

                        SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Buffets*                                               146,250       $    2,011
Cooker Restaurant                                      130,000            1,308
Eagle Hardware & Garden*                               170,000            2,996
St. John Knits                                          75,000            3,544
The Dress Barn*                                         80,000            2,300
                                                                     ----------
                                                                         14,488
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.2%
Advanced Energy Industries*                            100,000            1,456
Aetrium*                                                54,000              783
                                                                     ----------
                                                                          2,239
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--5.2%
BTG*                                                   150,000            1,378
H.T.E.*                                                 85,000            1,923
Hyperion Software*                                      53,000            2,345
National Instruments*                                   66,000            2,252
Platinum Technology*                                    55,000            1,416
                                                                     ----------
                                                                          9,314
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--4.3%
Lightbridge*                                           150,000            2,709
Metro One Telecommunications*                           80,000              950
NTL*                                                    69,200            2,993
Pricellular, Cl A*                                      81,444            1,038
                                                                     ----------
                                                                          7,690
                                                                     ----------
TRANSPORTATION SERVICES--0.5%
C.H. Robinson Worldwide                                 36,000              936
                                                                     ----------
WATER UTILITIES--0.1%
Waterlink*                                              10,000              140
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $117,696)                                                        161,139
                                                                     ----------
CONVERTIBLE PREFERRED STOCK--0.1%
Network Imaging                                         26,000              301
                                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCK
 (Cost $527)                                                                301
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--9.7%
First American Prime
 Obligations Fund (A)                               17,338,354           17,338
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $17,338)                                                          17,338
                                                                     ----------
TOTAL INVESTMENTS--99.8%
 (Cost $135,561)                                                        178,778
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.2% (B)                                 333
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 9,913,936 outstanding shares                               $  122,331
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 498,000 outstanding shares                                      6,168
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 96,982 outstanding shares                                       1,347
Accumulated net investment loss                                             (41)
Accumulated net realized gain on investments                              6,089
Net unrealized appreciation of investments                               43,217
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  179,111
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    17.05
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    16.95
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.80
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    17.75
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    16.45
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 41,236
      Payable upon return of securities on loan                     $(41,236)

ADR--American Depository Receipt

Cl--Class

                              SMALL CAP VALUE FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--95.5%
AEROSPACE--2.3%
Moog, Cl A*                                            289,000       $   12,174
                                                                     ----------
AIR TRANSPORTATION--0.2%
World Airways*                                         143,700              844
                                                                     ----------
APPAREL/TEXTILES--1.4%
Hampshire Group Limited*                                55,100            1,061
Quaker Fabric*                                         134,800            3,437
Tarrant Apparel Group*                                 126,900            2,974
                                                                     ----------
                                                                          7,472
                                                                     ----------
AUTOMOTIVE--2.3%
Bonded Motors*                                          84,800              933
Budget Group, Cl A*                                    256,600            9,623
Edelbrock*                                             106,200            2,058
                                                                     ----------
                                                                         12,614
                                                                     ----------
BANKS--5.4%
Astoria Financial                                       45,000            2,782
Eagle Financial                                         70,300            4,064
First Republic Bank*                                   183,000            6,588
TR Financial                                           218,800            7,603
UST                                                     69,530            1,973
Webster Financial                                       86,300            5,998
                                                                     ----------
                                                                         29,008
                                                                     ----------
CHEMICALS--2.3%
Borg Warner Security*                                  461,200            9,080
Cambrex                                                 31,150            1,569
CPAC*                                                  162,100            1,803
                                                                     ----------
                                                                         12,452
                                                                     ----------
COMMUNICATIONS EQUIPMENT--0.9%
Comdial*                                               225,300            2,478
Nimbus CD International*                               254,800            2,596
                                                                     ----------
                                                                          5,074
                                                                     ----------
COMPUTER COMMUNICATIONS EQUIPMENT--0.3%
Network Equipment Technology*                           86,500            1,406
                                                                     ----------
COMPUTERS & SERVICES--13.5%
American Software, Cl A*                               355,300            2,798
BancTec*                                               228,262            5,621
Bell & Howell*                                         195,600            5,367

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Borland International*                                 462,300       $    4,146
Concurrent Computer*                                   306,700              978
Dataflex*                                              283,600            1,081
Fourth Shift*                                          284,000              745
Gatefield*                                             547,200            1,231
General Scanning*                                      165,200            3,552
Government Technology Services*                        133,100              715
GSE Systems*                                           189,900              522
Kentek Information Systems                              81,000              643
Kronos*                                                 69,500            2,441
Learmonth & Burchett Management
 Systems, ADR*                                         203,300            1,042
MacNeal-Schwendler*                                    198,000            2,339
Mentor Graphics*                                        47,700              468
Micrografx*                                            236,500            3,119
National Computer Systems                              207,400            4,666
Number Nine Visual Technology*                          74,700              205
Olicom A/S*                                            295,300            8,213
Pioneer-Standard Electronics                           187,600            2,298
Pomeroy Computer Resources*                            270,225            6,367
Sapiens International*                                 246,700            1,989
Sybase*                                                555,300            5,362
Triple P N.V.*                                         847,460            2,066
TRO Learning*                                          212,200            1,877
Wonderware*                                            129,000            3,080
                                                                     ----------
                                                                         72,931
                                                                     ----------
CONSTRUCTION--0.1%
Central Sprinkler*                                      25,300              354
Guy F. Atkinson*                                       135,600               17
Triad Park LLC*                                        100,400              181
                                                                     ----------
                                                                            552
                                                                     ----------
CONTAINERS & PACKAGING--0.9%
BWay*                                                  177,000            4,580
                                                                     ----------
ELECTRICAL SERVICES--4.0%
El Paso Electric*                                      250,000            2,141
TNP Enterprises                                         82,300            2,721
Unisource Energy Holding*                              972,320           16,894
                                                                     ----------
                                                                         21,756
                                                                     ----------
ENVIRONMENTAL SERVICES--0.8%
Envirosource*                                          325,900              754
Heidemij N.V.*                                         179,700            2,066
Walbro                                                 118,500            1,452
                                                                     ----------
                                                                          4,272
                                                                     ----------

                        SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.7%
Aames Financial                                         94,400       $    1,310
Franchise Mortgage Acceptance*                         332,000            8,341
Medallion Financial                                     44,600            1,210
OMEGA Healthcare Investors                             129,300            5,043
Pacific Crest Capital*                                   1,000               19
Rockford Industries* (A)                               207,000            1,527
WFS Financial*                                         229,000            2,347
                                                                     ----------
                                                                         19,797
                                                                     ----------
GAS/NATURAL GAS--0.2%
Midcoast Energy Resources                               42,020              922
                                                                     ----------
GLASS PRODUCTS--0.7%
Libbey                                                 100,300            3,736
                                                                     ----------
HAZARDOUS WASTE MANAGEMENT--0.5%
Air & Water Technologies*                            1,362,300            2,810
                                                                     ----------
HEALTHCARE MANAGEMENT--0 2%
Complete Management*                                   127,200            1,081
                                                                     ----------
HOUSEHOLD FURNITURE & FIXTURES--0.9%
Stanley Furniture*                                     116,700            4,653
                                                                     ----------
HOUSING CONSTRUCTION--2.1%
Centex Construction Products                            73,500            2,678
Morgan Products*                                       227,200            1,250
Simpson Manufacturing*                                 108,600            4,425
Synthetic Industries*                                  120,400            3,010
                                                                     ----------
                                                                         11,363
                                                                     ----------
HOUSEHOLD PRODUCTS--0.6%
Acorn Products*                                         24,100              232
Thomas Industries                                      139,650            3,107
                                                                     ----------
                                                                          3,339
                                                                     ----------
INSURANCE--13.5%
ACMAT, Cl A*                                            86,400            1,345
American Eagle Group*                                  139,300                4
Amerin*                                                100,500            3,028
Amerus Life Holdings, Cl A                              55,105            1,784
Chandler Insurance*                                     88,200              684
Delphi Financial Group, Cl A*                          148,933            7,931
Enhance Financial Services Group                       161,300           11,200
Farm Family Holdings*                                   64,600            2,503
Fremont General                                        283,260           16,659
John Alden Financial                                   168,400            3,631
LaSalle Re Holdings                                    128,400            5,385
Orion Capital                                          107,124            5,858


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Penn Treaty American*                                  193,900       $    5,672
Philadelphia Consolidated Holding*                     206,700            4,444
SCPIE Holdings                                          60,200            1,866
Symons International Group*                             36,900              627
Westbridge Capital*                                    105,900               66
                                                                     ----------
                                                                         72,687
                                                                     ----------
LEASING & RENTING--0.7%
Leasing Solutions*                                      47,600            1,336
Willis Lease Finance*                                  107,100            2,396
                                                                     ----------
                                                                          3,732
                                                                     ----------
MACHINERY--4.9%
Bridgeport Machines*                                   176,100            2,069
Brown & Sharpe Manufacturing, Cl A*                    343,300            4,077
Dayton Superior*                                       164,300            3,317
Foster (LB), Cl A*                                     253,800            1,364
MagneTek*                                              428,650            8,064
Park-Ohio Industries*                                  182,300            3,532
Scotsman Industries                                     91,100            2,619
Unit Instruments*                                      133,350            1,133
                                                                     ----------
                                                                         26,175
                                                                     ----------
MARINE TRANSPORTATION--0.1%
Anangel American Shipholdings, ADR                      74,500              596
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--3.0%
Cholestech*                                            303,300            4,549
Diagnostic Health Services*                            279,600            3,565
Maxxim Medical*                                         21,221              609
PolyMedica*                                            288,600            3,535
Spacelabs Medical*                                     160,900            3,560
Unison HealthCare*                                     171,100               70
                                                                     ----------
                                                                         15,888
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--2.8%
Coinmach Laundry*                                      110,100            2,326
InteliData Technologies*                               164,500              494
May & Speh*                                            176,300            2,534
PMT Services*                                          264,300            4,741
Suiza Foods*                                            84,900            5,221
                                                                     ----------
                                                                         15,316
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--1.0%
Regis                                                  179,600            5,388
                                                                     ----------

                        SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--2.4%
AFC Cable Systems*                                     186,850       $    7,264
Matthews International, Cl A                            94,000            3,760
Tredegar Industries                                     30,000            2,173
                                                                     ----------
                                                                         13,197
                                                                     ----------
MOTORCYCLES, BICYCLES & PARTS--0.3%
Huffy                                                  106,000            1,716
                                                                     ----------
OFFICE FURNITURE & FIXTURES--0.5%
Cross (A.T.), Cl A                                      95,600            1,111
Shelby Williams Industries                             122,800            1,834
                                                                     ----------
                                                                          2,945
                                                                     ----------
PAPER COATED AND LAMINATED--0.2%
FiberMark*                                              54,750            1,276
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--2.4%
Abacan Resource*                                       407,900              574
Chesapeake Energy                                      158,340              930
Forest Oil*                                            260,360            4,019
Meridian Resources*                                    117,012              936
Nordic American Tanker Shipping*                       321,900            5,150
Titan Exploration*                                     162,500            1,320
                                                                     ----------
                                                                         12,929
                                                                     ----------
PHARMACEUTICALS--2.8%
Catalytica*                                            921,133           11,514
Roberts Pharmaceutical*                                263,200            3,751
                                                                     ----------
                                                                         15,265
                                                                     ----------
PRINTING & PUBLISHING--1.0%
Devon Group*                                            60,500            3,554
Topps*                                                 628,200            1,610
                                                                     ----------
                                                                          5,164
                                                                     ----------
REAL ESTATE--5.1%
Capital Automotive*                                    430,000            8,116
Chelsea GCA Realty                                      98,900            3,659
Highwoods Properties                                    92,700            3,273
Lexington Corporate Properties                         178,600            2,712
RFS Hotel Investors                                    121,900            2,225
Shurgard Storage Centers                               117,200            3,296
Walden Residential Properties                          109,200            2,757
Winston Hotels                                         123,500            1,636
                                                                     ----------
                                                                         27,674
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL--5.5%
Apple South                                            255,300       $    3,782
Bacou USA*                                             130,300            2,134
Buffets*                                                 9,200              127
Deckers Outdoor*                                        95,700              694
Drug Emporium*                                         582,500            2,439
Finish Line, Cl A*                                     119,000            2,826
Finlay Enterprises*                                    213,800            5,439
Friedman's, Cl A*                                       83,200            1,690
Genovese Drug Stores, Cl A                             171,020            3,784
K-Swiss, Cl A                                           75,200            1,448
Marks Brothers Jewelers*                                56,200            1,113
Piercing Pagoda*                                        81,500            2,547
Video Update, Cl A*                                    379,250            1,304
West Coast Entertainment*                               97,700              311
                                                                     ----------
                                                                         29,638
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.2%
FEI*                                                   131,600            1,645
Planar Systems*                                        178,000            2,270
Unitrode*                                              150,100            2,796
                                                                     ----------
                                                                          6,711
                                                                     ----------
SINGLE FAMILY HOUSING CONSTRUCTION--0.7%
Continental Homes Holding                               77,100            3,585
                                                                     ----------
STEEL & STEEL WORKS--1.4%
Kentucky Electric Steel*                               107,400              685
Northwest Pipe*                                        199,000            4,328
Republic Engineered Steels*                            558,700            2,340
                                                                     ----------
                                                                          7,353
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--0.6%
Netrix*                                                    500                1
Superior TeleCom*                                       78,675            3,285
                                                                     ----------
                                                                          3,286
                                                                     ----------
TRANSPORTATION--0.6%
Excel Industries                                       148,600            3,065
                                                                     ----------
TRUCKING--0.2%
Supreme Industries*                                     97,990            1,243
                                                                     ----------


                        SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
UTILITIES--0.4%
Trigen Energy                                          130,100       $    1,968
                                                                     ----------
WHOLESALE--0.9%
Performance Food Group*                                 96,800            1,997
U.S. Foodservice*                                       75,704            2,787
                                                                     ----------
                                                                          4,784
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $344,754)                                                        514,417
                                                                     ----------
CONVERTIBLE BONDS--1.5%
Aames Financial, 53.5619 Shares
  5.500%, 03/15/06                                  $      390              367
Complete Management, 62.5000 Shares
  8.000%, 12/15/03                                         595              544
Complete Management, 71.4286 Shares
  8.000%, 08/15/03                                       1,170            1,106
Drug Emporium, 65.1466 Shares
  7.750%, 10/01/14                                         740              646
Leasing Solutions, 28.6533 Shares
  6.875%, 10/01/03                                         455              469
MacNeal-Schwendler, 66.0066 Shares
  7.875%, 08/18/04                                       1,025            1,103
Titan, 285.7143 Shares
  8.250%, 11/01/03                                       1,935            3,776
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $6,038)                                                            8,011
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--4.0%
First American Prime
 Obligations Fund (B)                               21,712,571           21,713
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $21,713)                                                          21,713
                                                                     ----------
TOTAL INVESTMENTS--101.0%
 (Cost $372,505)                                                        544,141
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(1.0%) (C)                            (5,318)
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 28,594,463 outstanding shares                              $  344,446
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 1,081,494 outstanding shares                                   14,136
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 7,450 outstanding shares                                          131
Undistributed net investment income                                         156
Accumulated net realized gain on investments                              8,318
Net unrealized appreciation of investments                              171,636
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  538,823
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    18.15
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    18.14
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.85
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    18.99
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    18.10
                                                                     ----------
*Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the period ended March 31, 1998. The number of share held November 30, 1997 were 207,000. No dividends, realized gains or losses were recognized throughout the period.

(B) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $  72,171
      Payable upon return of securities on loan                      $(72,171)

ADR--American Depository Receipt

Cl--Class

                              MICRO CAP VALUE FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--94.6%
AEROSPACE--2.8%
Moog, Cl A*                                            135,500       $    5,708
                                                                     ----------
AIR TRANSPORTATION--0.2%
World Airways*                                          74,000              435
                                                                     ----------
APPAREL/TEXTILES--1.9%
Hampshire Group Limited*                                44,100              849
Quaker Fabric*                                          68,300            1,742
Tarrant Apparel Group*                                  61,200            1,434
                                                                     ----------
                                                                          4,025
                                                                     ----------
AUTOMOTIVE--1.8%
Bonded Motors*                                          72,500              798
Budget Group, Cl A*                                     48,800            1,830
Edelbrock*                                              55,700            1,079
                                                                     ----------
                                                                          3,707
                                                                     ----------
BANKS--4.8%
First Republic Bank*                                    70,000            2,520
TR Financial                                           100,000            3,475
UST                                                     35,400            1,004
Webster Financial                                       43,200            3,002
                                                                     ----------
                                                                         10,001
                                                                     ----------
CHEMICALS--1.2%
Cambrex                                                 30,600            1,541
CPAC*                                                   74,900              833
                                                                     ----------
                                                                          2,374
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.5%
Comdial*                                               115,500            1,270
Nimbus CD International*                               129,200            1,316
Transcrypt International*                               48,000              525
                                                                     ----------
                                                                          3,111
                                                                     ----------
COMPUTERS & SERVICES--15 3%
American Software, Cl A*                               187,200            1,474
Bell & Howell*                                          64,000            1,756
Borland International*                                 185,000            1,659
Cimatron*                                              213,442              840
Concurrent Computer*                                   146,300              466
Consilium*                                             285,163              838
Dataflex*                                              155,900              594
Fourth Shift*                                          135,700              356
Gatefield*                                             318,350              716
General Scanning*                                       65,000            1,397
Government Technology Services*                         49,600              267
GSE Systems*                                            55,000              151


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Kentek Information Systems                              15,000       $      119
Kofax Image Products*                                   75,000              567
Kronos*                                                 37,300            1,310
Learmonth & Burchett Management
 Systems, ADR*                                          88,400              453
MacNeal-Schwendler*                                    101,900            1,204
May & Speh*                                             90,700            1,304
Micrografx*                                            100,000            1,319
National Computer Systems                              120,000            2,700
Number Nine Visual Technology*                          40,000              110
Olicom A/S*                                            133,900            3,724
Pioneer-Standard Electronics                            95,400            1,169
Pomeroy Computer Resources*                            135,000            3,181
Sapiens International*                                 100,000              806
Triple P N.V.*                                         213,500              520
TRO Learning*                                          157,700            1,395
TrueVision*                                            131,676              288
Wonderware*                                             50,000            1,194
                                                                     ----------
                                                                         31,877
                                                                     ----------
CONSTRUCTION--0.8%
Central Sprinkler*                                      12,600              176
Dayton Superior*                                        75,500            1,524
Guy F. Atkinson*                                        76,100               10
                                                                     ----------
                                                                          1,710
                                                                     ----------
CONTAINERS & PACKAGING--0.7%
BWay*                                                   59,400            1,537
                                                                     ----------
ELECTRICAL SERVICES--1.7%
El Paso Electric*                                      126,800            1,086
TNP Enterprises                                         42,900            1,418
Trigen Energy                                           62,000              938
                                                                     ----------
                                                                          3,442
                                                                     ----------
ENVIRONMENTAL SERVICES--1.2%
Envirosource*                                          210,300              486
Heidemij N.V.*                                          77,200              888
Walbro                                                  94,500            1,158
                                                                     ----------
                                                                          2,532
                                                                     ----------
FINANCIAL SERVICES--4.4%
Aames Financial                                         48,200              669
Eagle Financial                                         35,800            2,070
Medallion Financial                                     26,100              708
OMEGA Healthcare Investors                              90,000            3,510
Pacific Crest Capital*                                  10,000              186
Rockford Industries*                                   106,700              787
WFS Financial*                                         116,100            1,190
                                                                     ----------
                                                                          9,120
                                                                     ----------

                        MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS--0.2%
Midcoast Energy Resources                               21,010       $      461
                                                                     ----------
GLASS PRODUCTS--0.9%
Libbey                                                  50,000            1,862
                                                                     ----------
HAZARDOUS WASTE MANAGEMENT--0.6%
Air & Water Technologies*                              620,600            1,280
                                                                     ----------
HEALTHCARE MANAGEMENT--0.2%
Complete Management*                                    53,300              453
                                                                     ----------
HOUSEHOLD FURNITURE & FIXTURES--2.2%
Stanley Furniture*                                      58,900            2,349
Thomas Industries                                      100,950            2,246
                                                                     ----------
                                                                          4,595
                                                                     ----------
HOUSING CONSTRUCTION--2.6%
Centex Construction Products                            23,900              871
Continental Homes Holding                               35,000            1,627
Morgan Products Limited*                               113,700              625
Simpson Manufacturing*                                  20,000              815
Synthetic Industries*                                   61,700            1,542
                                                                     ----------
                                                                          5,480
                                                                     ----------
INSURANCE--7.9%
ACMAT, Cl A*                                            52,700              820
Amerus Life Holdings, Cl A                              25,887              838
Chandler Insurance*                                     81,925              635
Delphi Financial Group, Cl A*                           39,902            2,125
Farm Family Holdings*                                   29,400            1,139
John Alden Financial*                                   80,700            1,740
LaSalle Re Holdings                                     45,300            1,900
Penn Treaty American*                                  118,550            3,468
Philadelphia Consolidated Holding*                     112,200            2,412
SCPIE Holdings                                          29,900              927
Symons International Group*                             20,600              350
Westbridge Capital*                                     43,300               27
                                                                     ----------
                                                                         16,381
                                                                     ----------
LEASING & RENTING--0.8%
Leasing Solutions*                                      24,500              688
Willis Lease Finance*                                   43,200              967
                                                                     ----------
                                                                          1,655
                                                                     ----------
MACHINERY--5.2%
Bridgeport Machines*                                   111,500            1,310
Brown & Sharpe Manufacturing, Cl A*                    126,800            1,506
Foster (LB), Cl A*                                     160,000              860
MagneTek*                                              192,262            3,617
Park-Ohio Industries*                                   84,535            1,638
Scotsman Industries                                     30,800              885
Unit Instruments*                                      112,620              957
                                                                     ----------
                                                                         10,773
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
MARINE TRANSPORTATION--1.0%
Anangel American Shipholdings, ADR                      35,400       $      283
Nordic American Tanker Shipping                        112,900            1,806
                                                                     ----------
                                                                          2,089
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--3.4%
Bacou USA*                                              43,000              704
Cholestech*                                            141,500            2,123
Diagnostic Health Services*                            121,400            1,548
Maxxim Medical*                                          8,611              247
PolyMedica*                                             79,000              968
Spacelabs Medical*                                      65,000            1,438
Unison HealthCare*                                      56,500               23
                                                                     ----------
                                                                          7,051
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--1.5%
Coinmach Laundry*                                       56,400            1,191
InteliData Technologies*                                81,600              245
PMT Services*                                           94,100            1,688
                                                                     ----------
                                                                          3,124
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--0.6%
Regis                                                   41,300            1,239
                                                                     ----------
MISCELLANEOUS MANUFACTURING--3.6%
AFC Cable Systems*                                      90,750            3,528
Excel Industries                                        75,900            1,565
FiberMark*                                              42,150              983
Matthews International, Cl A                            35,400            1,416
                                                                     ----------
                                                                          7,492
                                                                     ----------
MOTORCYCLES, BICYCLES & PARTS--0.4%
Huffy                                                   48,300              782
                                                                     ----------
OFFICE FURNITURE & FIXTURES--0.5%
Shelby Williams Industries                              62,800              938
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--1.5%
Abacan Resource*                                       213,700              301
Chesapeake Energy                                       80,470              473
Forest Oil*                                             77,620            1,198
Meridian Resource                                       61,344              491
Titan Exploration*                                      85,400              694
                                                                     ----------
                                                                          3,157
                                                                     ----------
PHARMACEUTICALS--2.8%
Catalytica*                                            358,400            4,480
Roberts Pharmaceutical*                                 99,700            1,421
                                                                     ----------
                                                                          5,901
                                                                     ----------
PRINTING & PUBLISHING--1.7%
Devon Group*                                            61,400            3,607
                                                                     ----------

                        MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES--2.1%
Borg Warner Security*                                  210,000       $    4,134
Total Containment*                                      60,455              234
                                                                     ----------
                                                                          4,368
                                                                     ----------
REAL ESTATE--2.5%
Chelsea GCA Realty                                      27,100            1,003
Lexington Corporate Properties                          53,000              805
RFS Hotel Investors                                     33,200              606
Shurgard Storage Centers                                65,100            1,831
Walden Residential Properties                           34,000              859
Winston Hotels                                          12,900              171
                                                                     ----------
                                                                          5,275
                                                                     ----------
RETAIL--5.7%
Apple South                                            100,000            1,481
Deckers Outdoor*                                        55,100              399
Drug Emporium*                                         331,600            1,389
Finish Line, Cl A*                                      46,100            1,095
Finlay Enterprises*                                     55,900            1,422
Friedman's, Cl A*                                       40,600              825
Genovese Drug Stores, Cl A                              66,000            1,460
K-Swiss, Cl A                                           38,200              735
Marks Bros. Jewelers*                                   28,400              563
Piercing Pagoda*                                        39,100            1,222
Topps*                                                 180,000              461
Video Update, Cl A*                                    175,125              602
West Coast Entertainment*                               49,300              157
                                                                     ----------
                                                                         11,811
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.2%
FEI*                                                   100,000            1,250
Planar Systems*                                         91,100            1,162
                                                                     ----------
                                                                          2,412
                                                                     ----------
STEEL & STEEL WORKS--1.6%
Kentucky Electric Steel*                                60,000              383
Northwest Pipe*                                        100,100            2,177
Republic Engineered Steels*                            200,000              838
                                                                     ----------
                                                                          3,398
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--1.4%
Netrix*                                                 74,300              153
Periophonics*                                           88,500            1,137
Superior TeleCom                                        40,000            1,670
                                                                     ----------
                                                                          2,960
                                                                     ----------
TESTING LABORATORIES--0.4%
Collaborative Clinical Research*                       200,000              850
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
TRUCKING--0.4%
Supreme Industries*                                     69,611       $      883
                                                                     ----------
UTILITIES--2.9%
Unisource Energy*                                      350,000            6,081
                                                                     ----------
WHOLESALE--0.5%
Performance Food Group*                                 50,700            1,046
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $132,873)                                                        196,983
                                                                     ----------
CONVERTIBLE BONDS--1.7%
Aames Financial, 53.5619 Shares
  5.500%, 03/15/06                                  $      200              188
Complete Management, 62.5000 Shares
  8.000%, 12/15/03                                         300              275
Complete Management, 71.4286 Shares
  8.000%, 08/15/03                                         590              558
Drug Emporium, 65.1466 Shares
  7.750%, 10/01/14                                         921              804
Leasing Solutions, 28.6533 Shares
  6.875%, 10/01/03                                         250              258
MacNeal-Schwendler, 66.0066 Shares
  7.875%, 08/18/04                                         630              678
Titan, 285.7143 Shares
  8.250%, 11/01/03                                         360              702
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $2,976)                                                            3,463
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--4.0%
First American Prime
 Obligations Fund (A)                                8,348,539            8,349
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $8,349)                                                            8,349
                                                                     ----------
TOTAL INVESTMENTS--100.3%
 (Cost $144,198)                                                        208,795
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.3%) (B)                              (646)
                                                                     ----------

                        MICRO CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 20,202,976 outstanding shares                              $  124,429
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 49,735 outstanding shares                                         494
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 19,839 outstanding shares                                         199
Undistributed net investment Income                                          33
Accumulated net realized gain on investments                             18,397
Net unrealized appreciation of investments                               64,597
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  208,149
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    10.27
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    10.28
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.48
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    10.76
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    10.22
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $  27,430
      Payable upon return of securities on loan                      $(27,430)

ADR--American Depository Receipt

Cl--Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            INTERNATIONAL INDEX FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--97.1%
AUSTRALIA--2.4%
Amcor                                                   18,082       $       78
Boral                                                   26,427               66
Brambles                                                 6,892              143
Broken Hill Proprietary                                 35,947              367
Burns Philip &  Co                                      15,097                2
Coca-Cola Amatil                                        23,618              185
Coles Myer                                              26,617              133
CSR                                                     26,547               92
Fosters Brewing                                         66,822              145
Goodman Fielder                                         41,964               65
ICI Australia                                           12,107               84
Lend Lease                                               6,297              147
M.I.M. Holdings                                          2,632                2
National Australia Bank                                 41,506              590
Newcrest Mining*                                        21,543               34
News Corporation                                        45,593              301
North Limited                                           18,526               50
Pacific Dunlop                                          34,457               66
Pioneer International                                   29,492               85
Rio Tinto                                                7,547               99
Santos                                                  22,425               84
Southcorp Holdings                                      22,625               90
Western Mining                                          34,033              117
Westfield Trust Units                                   60,821              128
Westpac Banking                                         53,367              357
                                                                     ----------
                                                                          3,510
                                                                     ----------
AUSTRIA--0.4%
Austrian Airlines*                                       1,410               44
Bank Austria                                             1,386               94
EA Generali                                                386              122
Flughafen Wien                                             772               35
Oest Elektrizatswits, Cl A                                 367               42
Oesterreichische                                           885               52
OMV                                                        340               44
VA Technologie                                             539               85
Wienerberger Baust                                         256               53
                                                                     ----------
                                                                            571
                                                                     ----------
BELGIUM--1.3%
Bekaert                                                     87               64
Cimenteries CBR Cement                                     185               18
Delhaize Freres - Le Lion                                1,220               78
Electrabel                                               1,224              312
Electrabel - Strip VVPR                                    300               --
Fortis                                                     932              259
Fortis Strip VVPR                                           20               --

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Generale Banque                                            438       $      232
Group Bruxelles Lambert                                    641              111
Kredietbank                                                335              180
Kredietbank VVPR                                             7                4
Petrofina                                                  462              167
Royale Belgian                                             384              135
Solvay                                                   1,720              130
Tractebel                                                1,520              160
Tractebel Put Warrants 11/99*                              329               --
Union Miniere*                                             428               30
                                                                     ----------
                                                                          1,880
                                                                     ----------
DENMARK--1.0%
Carlsberg, Cl A                                            562               36
Carlsberg, Cl B                                            736               48
D/S 1912, Cl B                                               4              187
D/S Svendborg, Cl B                                          3              204
Danisco                                                  1,429               94
Den Danske Bank*                                         1,199              157
FLS Industries, Cl B                                     1,605               46
International Service System*                            1,240               59
Novo-Nordisk, Cl B                                       1,311              223
Radiometer, Cl B                                           417               21
Ratin, Cl B*                                               670              119
Sophus Berendsen, Cl B                                     670               26
Tele Danmark, Cl B                                       2,386              217
Unidanmark, Cl A                                         1,148               91
                                                                     ----------
                                                                          1,528
                                                                     ----------
FINLAND--0.9%
Kesko                                                    4,400               71
Kone, Cl B                                                 200               27
Merita, Cl A                                            18,733              113
Metra, Cl B                                              1,300               32
Nokia, Cl A                                              4,900              526
Nokia, Cl K                                              1,400              151
Outokumpu, Cl A                                          3,500               44
Sampo Insurance                                          2,000               79
Stockmann                                                  400               34
UPM Kymmene                                              6,640              169
                                                                     ----------
                                                                          1,246
                                                                     ----------
FRANCE--8.6%
Accor                                                      887              228
Air Liquide                                              1,991              337
Alcatel Alsthom                                          3,491              655
Axa                                                      7,126              734
Bancaire                                                   777              134
Banque Nationale Paris, Cl A                             4,535              352


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Bic                                                      1,500       $      114
Bouygues                                                   751              131
Canal Plus                                                 671              126
Carrefour Supermarkets                                     841              495
Casino Guichard Perrachon                                1,550              105
Chargeurs                                                  200               13
Comptoirs Modernes                                         150               77
Danone                                                   1,680              406
Elf Aquitaine                                            5,831              764
Eridania Beghin Say                                        650              130
Eurafrance                                                 100               50
Generale des Eaux                                        2,961              481
Generale des Eaux Warrants*                              4,019                5
Havas                                                    1,857              154
L'Oreal                                                  1,536              714
Lafarge                                                  2,284              194
Lafarge Rights*                                          2,284                3
Lagardere Groupe                                         2,819              114
Legrand                                                    630              170
Lyonnaise des Eaux                                       2,727              394
Michelin, Cl B                                           3,273              195
Moet-Hennessy Louis Vuitton                              1,881              399
Moulinex*                                                1,050               26
Paribas                                                  3,363              340
Pathe                                                      200               41
Pernod Ricard                                            1,302               88
Peugeot Citroen                                          1,250              215
Pinault-Printemps                                          510              394
Promodes                                                   419              201
Rhone-Poulenc, Cl A                                      7,724              393
Sagem                                                      150               96
Saint Gobain                                             1,939              319
Sanofi                                                   2,630              302
Schneider                                                3,374              260
Sefimeg                                                    431               29
Sidel                                                      800               58
Simco                                                      841               72
Societe Generale - A                                     2,229              446
Sodexho Alliance                                           225              155
Thomson                                                  3,217              130
Total, Cl B                                              5,172              621
UAP                                                      7,902              306
Unibail                                                    250               31
Usinor                                                   5,972              100
Valeo                                                    1,778              156
                                                                     ----------
                                                                         12,453
                                                                     ----------
GERMANY--9.4%
Adidas-Salomon                                           1,050              186
Agiv*                                                      880               19

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Allianz                                                  4,800       $    1,450
Allianz Rights*                                          4,800               24
AMB Aachener & Muenchener                                  400               44
AMB Aachener & Muenchener, Registered                      800               88
Axa Colonia Konzern                                        700               85
BASF                                                    13,100              583
Bayer                                                   15,250              698
Bayerische Hypotheken                                    5,050              276
Bayerische Vereinsbank                                   6,000              438
Beiersdorf                                               2,000               98
Bilfinger & Berger                                       1,200               39
Brau und Brunnen*                                          250               25
Continental                                              3,100               79
Daimler Benz                                            11,670            1,073
Degussa                                                  2,250              128
Deutsche Bank                                           10,700              805
Deutsche Lufthansa, Registered                           8,100              171
Deutsche Telekom                                        45,950              998
Deutz*                                                   3,400               29
Dresdner Bank                                            9,850              448
Heidelberger Zement                                      1,405              109
Hochtief                                                 2,600              106
Karstadt                                                   350              137
Linde                                                      200              145
Man                                                        250               83
Mannesmann                                                 800              586
Merck KGaA                                               3,850              163
Metro                                                    4,784              211
Munchener Ruckvers                                       1,700              735
Preussag                                                   300              102
RWE                                                      6,480              349
SAP                                                      1,320              527
Schering                                                 1,500              177
Siemens                                                 11,970              801
Strabag*                                                   100                7
Thyssen                                                    750              161
Veba                                                    10,332              733
Viag                                                       600              327
Volkswagen                                                 550              431
Volkswagen Rights*                                         550               10
                                                                     ----------
                                                                         13,684
                                                                     ----------
HONG KONG--2.4%
Bank of East Asia                                       33,886               70
Cathay Pacific Airways                                  89,000               87
Cheung Kong Holdings                                    48,000              341
Chinese Estates                                        104,296               35
CLP                                                     50,500              254
Hang Lung Development                                   49,000               71


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Hang Seng Bank                                          39,100       $      382
Hong Kong & China Gas                                   95,106              160
Hong Kong Telecommunications                           258,039              533
Hong Kong & Shanghai Hotels                             29,000               24
Hopewell Holdings                                      131,139               29
Hutchison Whampoa                                       80,000              563
Hysan Development                                       25,000               40
Hysan Development Warrants*                              1,250               --
Miramar Hotel & Investment                              19,000               23
New World Development                                   41,489              146
Peregrine Investments Holdings (A)                      13,000               --
Shangri-La Asia                                         38,000               33
Shun Tak Holdings                                       75,146               17
Sino Land                                               20,657               11
South China Morning Post                                24,000               16
Sun Hung Kai Properties                                 50,000              340
Swire Pacific, Cl A                                     33,500              177
Television Broadcasts                                   10,000               26
Wharf Holdings                                          43,000               84
Wing Lung Bank                                           3,500               15
                                                                     ----------
                                                                          3,477
                                                                     ----------
IRELAND--0.4%
Allied Irish Banks                                      16,632              204
CRH                                                     10,134              152
Greencore Group                                          5,342               30
Independant Newspapers                                   2,515               15
Irish Life                                               8,360               76
Jefferson Smurfit                                       29,615               85
Kerry Group, Cl A                                        4,102               55
Waterford Wedgewood                                     22,614               36
                                                                     ----------
                                                                            653
                                                                     ----------
ITALY--4.7%
Assicurazioni Generali                                  20,625              636
Banca Commerciale Italiana                              36,000              180
Banca Intesa                                            12,000               75
Benetton                                                 5,340              112
Burgo (Cartierre)                                        4,000               36
Credito Italiano                                        57,500              284
Edison                                                  16,000              135
ENI SPA                                                166,725            1,136
Fiat                                                    81,100              338
Fiat RNC                                                26,400               70
INA                                                     85,794              278
Istituto Banca San Paolo                                20,800              290
Istituto Mobiliare Italiano                             11,834              192
Italcementi                                             11,232              132
Italgas                                                 19,000               96
Mediaset                                                25,484              161
Mediobanca                                               8,000              117
Mondadori                                                3,099               36

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Montedison                                             154,500       $      228
Olivetti*                                               52,800               75
Parmalat Finanziaria                                    23,400               50
Pirelli                                                 31,000              119
RAS                                                      9,075              132
RAS RNC                                                  3,075               34
SAI                                                      5,000               70
Sirti                                                    3,500               24
Snia                                                    20,000               33
Telecom Italia                                          92,888              732
Telecom Italia RNC                                      19,883              122
TIM                                                    142,607              766
TIM RNC                                                 31,894              123
                                                                     ----------
                                                                          6,812
                                                                     ----------
JAPAN--22.0%
77 Bank                                                  8,000               68
Advantest                                                2,200              143
Ajinomoto                                               14,000              122
Alps Electric                                            8,000               68
Amada                                                   10,000               45
Aoki*                                                   22,000               15
Aoyama Trading                                           2,800               67
Asahi Bank                                              50,000              205
Asahi Breweries                                          9,000              119
Asahi Chemical Industry                                 28,000              105
Asahi Glass                                             26,000              144
Ashikaga Bank                                           18,000               31
Bank of Tokyo-Mitsubishi                               101,000            1,228
Bank of Yokohama                                        25,000               69
Bridgestone                                             20,000              453
Canon                                                   20,000              452
Chiba Bank                                              22,000               82
Chichibu Onoda Cement                                   13,000               23
Chugai Pharmaceutical                                    8,000               52
Citizen Watch                                            1,000                7
Cosmo Oil                                               28,000               53
Credit Saison                                            3,900               86
Dai Nippon Printing                                     16,000              264
Daicel Chemical Industries                              18,000               36
Daido Steel                                             24,000               46
Daiei                                                   16,000               58
Daiichi Pharmaceutical                                  10,000              127
Daikin Industry                                          9,000               41
Dainippon Ink & Chemicals                               21,000               71
Dainippon Screen                                         7,000               35
Daito Trust Construction                                 3,000               23
Daiwa House Industries                                  14,000              102
Daiwa Securities                                        34,000              143
Denki Kagaku Kogyo Kabushiki Kaisha                     33,000               52
Denso                                                   20,000              375
East Japan Railway                                          86              399


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Ebara                                                   10,000       $      104
Eisai                                                   10,000              137
Fanuc                                                    5,400              186
Fuji Bank                                               62,000              372
Fuji Photo Film                                         11,000              410
Fujita                                                  40,000               32
Fujita Kanko                                             4,000               40
Fujitsu                                                 40,000              417
Furukawa Electric                                       20,000               79
Gunma Bank                                              13,000               94
Hankyu                                                  27,000              123
Hankyu Department Stores                                 7,000               43
Haseko*                                                 52,000               36
Hitachi                                                 73,000              532
Hokuriku Bank                                            2,000                3
Honda Motor                                             20,000              721
House Foods                                              3,000               46
Hoya                                                     3,000               86
Industrial Bank of Japan                                58,000              396
Isetan                                                   6,000               51
Ito Yokado                                               9,000              488
Itochu                                                  40,000               96
Jaccs                                                    5,000               32
Japan Airlines*                                         42,000              132
Japan Energy                                            39,000               49
Joyo Bank                                               26,000              104
Jusco                                                    9,000              161
Kajima                                                  25,000               84
Kandenko                                                 5,000               32
Kaneka                                                  13,000               68
Kansai Electric Power                                   21,100              355
Kao                                                     14,000              184
Kawasaki Kisen                                          24,000               37
Kawasaki Steel                                          69,000              102
Kinden                                                  12,000              156
Kinki Nippon Railway                                    46,000              251
Kirin Brewery                                           27,000              241
Komatsu                                                 28,000              134
Konica                                                   8,000               36
Kubota                                                  26,000               71
Kumagai Gumi                                            46,000               39
Kurita Water Industries                                  4,000               42
Kyocera                                                  4,400              231
Kyowa Hakko Kogyo                                       14,000               67
Makita                                                   6,000               63
Marubeni                                                24,000               63
Marui                                                   10,000              154
Matsushita Electric                                     46,000              739
Meiji Milk Products                                     10,000               32
Meiji Seika                                             15,000               50
Misawa Homes                                             4,000               15
Mitsubishi                                              33,000              270

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Mitsubishi Chemical                                     64,000       $      118
Mitsubishi Electric                                     45,000              118
Mitsubishi Estate                                       28,000              273
Mitsubishi Heavy Industries                             75,000              285
Mitsubishi Materials                                    34,000               65
Mitsubishi Oil                                          17,000               29
Mitsubishi Trust & Banking                              29,000              285
Mitsui                                                  40,000              255
Mitsui Chemicals                                        15,000               35
Mitsui Engineering & Shipbuilding                       44,000               34
Mitsui Fudosan                                          19,000              181
Mitsui Marine & Fire Insurance                          22,000              114
Mitsui Osk Lines                                        31,000               52
Mitsui Trust & Banking                                  34,000               80
Mitsukoshi                                              14,000               44
Mori Seiki                                               2,000               23
Murata Manufacturing                                     5,000              138
Nagase                                                  17,000               65
Nagoya Railroad                                         18,000               59
Nankai Electric                                         14,000               60
NEC                                                     37,000              372
Ngk Insulators                                           8,000               71
NGK Spark Plugs                                         11,000               75
Nichido Fire & Marine                                    9,000               49
Nichii                                                   8,000               54
Nichirei                                                11,000               26
Nihon Cement                                            10,000               21
Nippon Express                                          22,000              140
Nippon Fire & Marine                                     8,000               33
Nippon Light Metal                                      35,000               48
Nippon Oil                                              26,000               91
Nippon Paper                                            13,000               64
Nippon Sheet Glass                                      22,000               43
Nippon Shokubai                                          2,000               11
Nippon Steel                                           137,000              220
Nippon Yusen Kabushik                                   35,000              126
Nissan Motors                                           54,000              207
Nissin Food Products                                     3,000               61
Nitto Denko                                              3,000               44
NKK                                                    114,000              103
Nomura Securities                                       44,000              519
NSK                                                     19,000               75
NTN                                                     25,000               77
NTT                                                        179            1,491
Obayashi                                                17,000               84
Odakyu Railway                                          19,000               77
Oji Paper                                               23,000              111
Okamato Industries                                      13,000               30
Olympus Optical                                          7,000               61
Omron                                                    6,000               91
Orix                                                     1,400               95


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Osaka Gas                                               57,000       $      125
Penta Ocean Construct                                   21,000               51
Pioneer Electronics                                      5,000               81
Rohm                                                     3,000              275
Sakura Bank                                             76,000              270
Sankyo                                                  10,000              278
Sanwa Shutter                                            9,000               47
Sanyo Electric                                          53,000              140
Sapporo Breweries                                       12,000               53
Secom                                                    3,000              184
Sega Enterprises                                         3,400               62
Seiyu                                                    8,000               25
Sekisui Chemical                                        16,000               91
Sekisui House                                           17,000              139
Sharp                                                   27,000              184
Shimano                                                  3,000               65
Shimizu                                                 19,000               62
Shin-Etsu Chemical                                       9,000              178
Shiseido                                                11,000              126
Shizuoka Bank                                           16,000              179
Showa Denko                                             37,000               41
Sony                                                     8,800              746
Sumitomo                                                21,000              137
Sumitomo Bank                                           71,000              725
Sumitomo Chemical                                       16,000               46
Sumitomo Electric                                       16,000              207
Sumitomo Forestry                                        7,000               43
Sumitomo Marine & Fire Insurance                        24,000              148
Sumitomo Metal                                          81,000              134
Sumitomo Metal Mining                                   20,000               78
Taisei                                                  12,000               33
Taisho Pharmaceutical                                    7,000              157
Takara Shuzo                                             5,000               23
Takashimaya                                             11,000               79
Takeda Chemical                                         22,000              560
Teijin                                                  26,000               77
Toa                                                      9,000               19
Tobu Railway                                            16,000               52
Toho                                                       770               83
Tohoku Electric Power                                   10,600              159
Tokai Bank                                              42,000              260
Tokio Marine & Fire Insurance                           33,000              369
Tokyo Broadcasting System                                5,000               57
Tokyo Dome                                               7,000               51
Tokyo Electric Power                                    24,400              462
Tokyo Electronics                                        3,000              101
Tokyo Gas                                               73,000              161
Tokyu                                                   24,000               97
Toppan Printing                                         16,000              197
Toray                                                   31,000              162
Tosoh                                                   35,000               68
Tostem                                                   7,000               79

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Toto                                                    13,000       $       95
Toyo Seikan Kaisha                                       6,000               90
Toyobo                                                  31,000               47
Toyoda Auto Loom                                         6,000              103
Toyota Motor                                            79,000            2,105
Ube Industries                                          39,000               57
Uniden Corportation                                      2,000               19
Yamaguchi Bank                                           4,000               50
Yamanouchi Pharmaceutical                               10,000              230
Yamato Transportation                                   11,000              130
Yamazaki Baking                                          5,000               60
Yasuda Trust & Banking                                  28,000               43
Yokogawa Electric                                        7,000               42
                                                                     ----------
                                                                         32,075
                                                                     ----------
MALAYSIA--0.9%
Amsteel                                                 95,000               22
Arab Malaysian Merchant Bank                            20,000               23
DCB Holdings                                            20,000               18
Edaran Otomobil Nasional                                11,000               20
Gloden Hope Plant                                       54,000               68
Highlands & Lowlands                                    30,000               34
Hong Leong                                              80,000               26
Hume Industries                                         16,000               17
Magnum                                                  60,500               52
Malayan Banking                                         40,000              154
Malaysian Airline System                                25,000               30
Malaysian International Shipping                        17,000               33
Malaysian Resources                                     44,000               26
Multi Purpose Holdings                                  66,000               29
Multi Purpose Iculs*                                    39,000               14
Pan Malaysia Cement Works                               55,000               20
Perusahaan Otomobil                                      4,000                7
Public Bank                                             89,199               53
Resorts World Berhad                                    27,000               60
Rothmans of Pall Mall                                    8,000               67
Silverstone*                                             3,325               --
Sime Darby                                              67,000               75
Technology Resources Industries                         30,000               34
Telekom Malaysia                                        62,500              216
Tenaga Nasional Berhad                                  66,000              167
United Engineers                                        28,000               33
YTL                                                     30,750               52
YTL  Warrants*                                           3,050                2
                                                                     ----------
                                                                          1,352
                                                                     ----------
NETHERLANDS--5.6%
ABN-Amro Holding                                        29,956              691
Ahold                                                   11,717              378
Akzo                                                     1,766              359
Elsevier                                                14,957              246
Getronics                                                2,211               95

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Heineken                                                 1,083       $      246
Hoogovens                                                  754               36
ING Groep                                               19,819            1,125
KLM                                                      1,613               65
Koninklijke                                              2,219               58
KPN                                                     10,193              528
Pakhoed                                                    867               31
Phillips Electronics                                     7,324              538
Royal Dutch Petroleum                                   45,724            2,589
Unilever                                                13,592              917
Wolters Kluwer                                           1,461              209
                                                                     ----------
                                                                          8,111
                                                                     ----------
NEW ZEALAND--0.2%
Brierley Investment                                     66,325               38
Carter Holt Harvey                                      49,289               67
Fletcher Challenge Building                              3,165                6
Fletcher Challenge Energy                                4,794               16
Fletcher Challenge Forests                              19,179               13
Fletcher Challenge Paper                                 5,163                7
Lion Nathan                                             13,326               34
Telecom Corporation of New Zealand                      40,402              192
                                                                     ----------
                                                                            373
                                                                     ----------
NORWAY--0.5%
Bergesen, Cl A                                           2,400               51
Dyno Industrier                                          1,200               22
Hafslund                                                 3,850               22
Hafslund, Cl B                                           1,600                7
Kvaerner                                                 1,450               65
Norsk Hydro                                              5,650              280
Norske Skogindustrier                                      700               22
Orkla, Cl A                                              1,250              128
Petroleum Geo-Service*                                     500               29
Storebrand, Cl A*                                        9,124               76
                                                                     ----------
                                                                            702
                                                                     ----------
SINGAPORE--0.8%
Asia Food & Property Warrants*                           2,900               --
Asia Food & Property*                                      666               --
City Developments                                       15,000               74
Cycle & Carriage                                         7,000               32
DBS Land                                                20,000               34
Development Bank of Singapore, F                        16,500              121
Development Bank of Singapore, F Rights*                 3,000                6
Fraser and Neave                                         3,000               13
Keppel                                                  39,750              120
Natsteel                                                16,000               25
Neptune Orient Lines                                    47,000               22
OCBC, F                                                 20,135              114
Shangri-La Hotel                                        13,200               22
Singapore Airlines, F                                   24,000              171

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Singapore Press Holdings                                 8,932       $      102
Singapore Telecommunications                           111,000              195
United Industrial                                       77,000               34
United Overseas Bank, F                                 19,000              105
                                                                     ----------
                                                                          1,190
                                                                     ----------
SPAIN--3.2%
Acerinox                                                   389               64
Argentaria                                               3,226              267
Autopistas Concensionaria                                4,672               77
Banco Bilbao Vizcaya                                    14,285              671
Banco Central Hispano Americano                          7,050              226
Banco Central Hispano Americano Rights*                  7,050                6
Banco de Santander                                      10,713              534
Endesa                                                  22,184              534
Financiera Alba                                            579               79
Fomento de Construcciones                                1,360               72
Gas Natural                                              3,156              197
Iberdrola                                               17,705              269
Inmobil Metro Vasco                                      1,062               64
Mapfre                                                   2,094               78
Repsol                                                   6,748              344
Tabacalera, Cl A                                           663               74
Telefonica de Espana                                    19,802              873
Union Electrica Fenosa                                   6,913               91
Vallehermoso                                             1,215               47
Zardoya-Otis                                             2,020               73
                                                                     ----------
                                                                          4,640
                                                                     ----------
SWEDEN--2.7%
ABB, Cl A                                               16,050              230
ABB, Cl B                                                5,500               76
AGA, Cl A                                                3,958               58
AGA, Cl B                                                3,450               47
Astra, Cl A                                             26,652              550
Astra, Cl B                                              7,933              158
Atlas Copco, Cl A                                        3,220               94
Electrolux, Cl B                                         1,791              148
Ericsson, Cl B                                          19,527              929
Hennes & Mauritz, Cl B                                   4,585              231
Scancem, Cl A                                            1,200               51
Skandia Forsakrings                                      2,066              135
Skandinaviska Enskilda Bank, Cl A                       11,059              161
Skanska, Cl B                                            2,459              111
SKF, Cl B                                                3,000               71
STORA, Cl A                                              5,916               91
Svenska Cellulosa, Cl B                                  4,410              121
Svenska Handlesbanken, Cl A                              4,451              206
Swedish Match                                           20,354               68
Trelleborg, Cl B                                         2,000               29
Volvo, Cl A                                              3,737              118
Volvo, Cl B                                              6,415              204
                                                                     ----------
                                                                          3,887
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
SWITZERLAND--7.8%
Adecco                                                     390       $      138
Alusuisse Lonza, Registered                                120              146
Asea Brown Boveri Group                                    190              284
Credit Suisse, Registered                                5,554            1,112
Holderbank Financiere Glarus                               201              211
Nestle, Registered                                         810            1,548
Novartis, Bearer                                           144              256
Novartis, Registered                                     1,291            2,286
Roche `Jubilee' Warrants*                                  209               30
Roche Holdings                                             146            1,581
Roche Holdings, Bearer                                      35              598
Sairgroup*                                                  70               98
Schindler, PC                                               25               36
Schindler, Registered                                       25               37
Schweizerische Bankverein                                  195                4
SGS Societe Generale de Surveillance, R                    116               40
SGS Societe Generale de Surveillance, Registered            29               52
SMH, Bearer                                                106               68
SMH, Registered                                            473               69
Swiss Bank                                               1,696              596
Swiss Reinsurance, Registered                              302              664
UBS, Bearer                                                448              732
UBS, Registered                                            485              158
Valora Holdings                                             70               18
Zuerich Versicherungs, Registered                        1,050              610
                                                                     ----------
                                                                         11,372
                                                                     ----------
UNITED KINGDOM--21.9%
Abbey National                                          27,083              524
Anglian Water                                            6,437              101
Argos                                                    9,590              100
Arjo Wiggins Appleton                                   26,535               88
Associated British Foods                                15,765              162
Barclays                                                30,044              900
Bass                                                    16,415              314
BAT Industries                                          69,191              705
BBA Group                                                9,021               67
Bg PLC                                                  81,815              424
BICC                                                    10,071               25
Blue Circle Industries                                  24,810              152
BOC                                                     11,781              188
Boots                                                   17,913              282
BPB                                                     17,071              108
British Aerospace                                        8,506              280
British Airways                                         26,134              266
British Petroleum                                      147,095            2,121
British Sky Broadcasting                                35,649              267
British Steel                                           38,008               90
British Telecommunications                             134,370            1,461

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
BTR                                                     85,410       $      280
Burmah Castrol                                           4,461               90
Cable & Wireless                                        46,387              580
Cadbury Schweppes                                       22,324              310
Caradon                                                 15,828               50
Carlton Communications                                  13,900              110
Centrica*                                              100,004              188
Coats Viyella                                           22,869               38
Commercial Union                                        12,556              245
Cortaulds                                               13,327               80
De La Rue                                                6,583               31
Diageo                                                  87,289            1,027
Diageo, Cl B*                                           13,739              118
Electrocomponents                                        9,618               85
Elementis                                                8,336               19
EMI Group                                               14,007              116
English China Clays                                      7,955               32
General Electric                                        56,794              449
GKN                                                      8,161              221
Glaxo Wellcome                                          72,766            1,956
Granada                                                 17,687              318
Great Universal Stores                                  20,164              250
Guardian Royal Exchange                                 22,490              161
Hammerson                                               10,193               90
Hanson                                                  16,883              102
HSBC Holdings                                           36,828            1,126
HSBC Holdings (75p)                                     17,759              579
IMI                                                      4,909               37
Imperial Chemical Industries                            14,118              252
Johnson Matthey                                          4,897               50
Kingfisher                                              11,542              216
Ladbroke                                                33,285              186
Land Securities                                         15,205              271
Lasmo                                                   21,742              100
Legal & General                                         29,407              363
Lloyds TSB                                             107,378            1,669
Lonrho                                                  19,560               36
LucasVarity                                             37,089              150
Marks & Spencer                                         57,513              569
MEPC                                                    19,576              195
Mercury Asset Management                                 4,495              127
National Grid                                           37,301              220
National Power                                          25,856              265
Next                                                    11,029              107
Pearson                                                 13,897              226
Peninsular & Oriental                                   15,682              233
Pilkington                                              29,405               60
Provident Financial                                      5,461               86
Prudential                                              42,752              628
Racal Electronics                                        6,572               37
Rank Group                                              16,954              114

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Redland                                                  7,004       $       40
Reed International                                      22,618              230
Reuters                                                 28,619              308
Rexam                                                   16,437               77
Rio Tinto                                               20,309              273
RMC                                                      6,560              106
Rolls-Royce                                             42,003              196
Royal & Sun Alliance Insurance                          32,523              414
Royal Bank of Scotland                                  17,283              268
Safeway                                                 23,210              144
Sainsbury                                               38,729              333
Schroders                                                3,463              138
Scottish & Newcastle                                    13,226              207
Scottish Power                                          22,765              214
Sears                                                   63,876               61
Sedgwick                                                17,952               49
Slough Estates                                          15,750              108
SmithKline Beecham                                     119,296            1,507
Smiths Industries                                        6,601               97
Southern Electric                                       10,510               96
T & N                                                   14,489               62
Tate & Lyle                                             10,382               91
Tesco                                                   42,298              424
Thames Water                                             9,079              144
Thorn                                                    9,403               24
TI Group                                                10,548               92
Unilever                                                66,736              631
United Biscuits                                         15,174               64
United Utilities                                        14,193              210
Vodafone                                                66,584              696
Williams Holdings                                       17,360              139
Wolseley                                                12,805               98
Zeneca                                                  18,908              814
                                                                     ----------
                                                                         31,828
                                                                     ----------
TOTAL FOREIGN COMMON STOCKS
 (Cost $121,066)                                                        141,344
                                                                     ----------
FOREIGN PREFERRED STOCKS--0.7%
AUSTRALIA--0.2%
Newscorp                                                39,055              221
                                                                     ----------
GERMANY--0.4%
RWE*                                                     4,450              200
SAP                                                        910              387
Volkswagen                                                 200              114
                                                                     ----------
                                                                            701
                                                                     ----------
ITALY--0.1%
Fiat                                                    31,900               84
                                                                     ----------
TOTAL FOREIGN PREFERRED STOCKS
 (Cost $616)                                                              1,006
                                                                     ----------

                      INTERNATIONAL INDEX FUND (CONCLUDED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUNDS--1.0%
First American Prime Obligations Fund (B)            1,481,175       $    1,481
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $1,481)                                                            1,481
                                                                     ----------
TOTAL INVESTMENTS--98.8%
 (Cost $123,163)                                                        143,831
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.2%                                   1,723
                                                                     ----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value 2 billion authorized)
 based on 11,594,900 outstanding shares                                 118,653
Portfolio Shares -- Retail Class A
 ($.0001 par value 2 billion authorized)
 based on 129,019 outstanding shares                                      1,295
Portfolio Shares -- Retail Class B
 ($.0001 par value 2 billion authorized)
 based on 3,569 outstanding shares                                           40
Accumulated net investment loss                                             (70)
Accumulated net realized gain on investments                              4,991
Accumulated net realized loss on foreign
 currency contracts                                                          (6)
Net unrealized depreciation on forward foreign
 currency contracts, foreign currency and
 translation of other assets and liabilities in
 foreign currency                                                           (17)
Net unrealized appreciation of investments                               20,668
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  145,554
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    12.41
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    12.39
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.58
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    12.97
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    12.40
                                                                     ----------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A)  Fair Valued Security

(B) This money market fund is advised by U.S. Bank National Association who also serves as adviser for this Fund. See the notes to the financial statements for additional information.

Cl--Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               INTERNATIONAL FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--90.3%
DENMARK--1.6%
Danisco                                                 21,300       $    1,399
Novo-Nordisk, Cl B                                      23,900            4,068
                                                                     ----------
                                                                          5,467
                                                                     ----------
FINLAND--2.5%
Nokia, Cl A                                             57,100            6,132
Pohjola Vakuutusosakeyhtio, Cl B                        54,300            2,516
                                                                     ----------
                                                                          8,648
                                                                     ----------
FRANCE--9.1%
Axa                                                    126,500           13,025
Cap Gemini                                              60,600            7,120
Cap Gemini Rights*                                      60,600              187
Dexia France                                            16,200            2,170
Eridania Beghin-Say                                      7,500            1,501
France Telecom*                                         39,300            2,073
Promodes                                                 6,400            3,077
Rhone-Poulenc, Cl A                                     56,000            2,846
                                                                     ----------
                                                                         31,999
                                                                     ----------
GERMANY--10.6%
Adidas-Salomon                                          30,000            5,320
Allianz                                                 33,000            9,966
Allianz Rights*                                         33,000              163
Deutsche Bank                                          117,900            8,871
Mannesmann                                              11,400            8,347
Schering                                                12,600            1,484
Veba                                                    40,300            2,859
                                                                     ----------
                                                                         37,010
                                                                     ----------
IRELAND--2.8%
CRH                                                     58,800              883
Elan ADR*                                               87,800            5,674
Irish Life                                             347,800            3,200
                                                                     ----------
                                                                          9,757
                                                                     ----------
ITALY--5.5%
Assicurazioni Generali                                  56,500            1,742
Credito Italiano                                     1,640,500            8,139
Istituto Mobiliare Italiano                            166,600            2,705
Pirelli                                                200,000              767
Telecom Italia                                         182,000            1,434
Telecom Italia RNC                                     116,000              711
TIM                                                    714,100            3,837
                                                                     ----------
                                                                         19,335
                                                                     ----------

                         INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN--5.3%
Bridgestone                                             60,000       $    1,360
Fuji Photo Film                                         72,000            2,681
Minebea                                                 81,000              888
NTT                                                        150            1,250
Rohm                                                    10,000              916
Sony                                                    80,000            6,786
Takeda Chemical                                        192,000            4,886
                                                                     ----------
                                                                         18,767
                                                                     ----------
MEXICO--0.6%
Grupo Elektra CPO                                      981,000            1,503
Grupo Posadas, Cl A*                                   825,000              611
                                                                     ----------
                                                                          2,114
                                                                     ----------
NETHERLANDS--10.4%
Aegon                                                   59,000            7,177
Ahold                                                   19,900              643
Baan ADR*                                               75,000            3,591
Benckiser, Cl B*                                        26,600            1,469
Fortis Amev                                             18,300            1,080
Getronics                                               73,800            3,169
Ing Groep                                              130,200            7,391
Unilever                                                72,800            4,912
VNU                                                    115,000            3,934
Wolters Kluwer                                          22,000            3,146
                                                                     ----------
                                                                         36,512
                                                                     ----------
PORTUGAL--2.0%
Banco Espirito Santo                                    19,900              919
BPI-SGPS                                                23,400              900
Portugal Telecom                                        97,300            5,061
                                                                     ----------
                                                                          6,880
                                                                     ----------
SPAIN--5.3%
Banco Bilbao Vizcaya                                    78,700            3,695
Banco Popular Espanol                                   71,200            6,913
Iberdrola                                              204,500            3,107
Telefonica de Espana                                   112,000            4,938
                                                                     ----------
                                                                         18,653
                                                                     ----------
SWEDEN--3.3%
Astra, Cl A                                            154,900            3,198
Electrolux, Cl B                                        10,200              842
Ericsson Telephone, ADR                                100,000            4,756
Securitas, Cl B                                         16,100              548
Skandia Forsakrings                                     32,000            2,086
                                                                     ----------
                                                                         11,430
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
SWITZERLAND--11.8%
Credit Suisse, Registered                               37,000       $    7,405
Nestle, Registered                                       4,300            8,219
Novartis, Registered                                     4,000            7,081
Roche Holdings                                             530            5,738
Swiss Reinsurance, Registered                            2,200            4,834
UBS, Bearer                                              4,900            8,006
                                                                     ----------
                                                                         41,283
                                                                     ----------
UNITED KINGDOM--19.5%
Abbey National                                         288,500            5,585
Allied Irish Banks                                     207,000            2,565
Bank of Ireland                                        104,100            2,053
British Telecommunications                              74,300              808
Cadbury Schweppes                                      229,900            3,189
Commercial Union                                        87,100            1,699
Glaxo Wellcome                                         282,300            7,590
Kingfisher                                             313,200            5,864
Logica                                                 132,700            3,613
Natwest Bank                                           370,000            6,766
Prudential                                             162,800            2,391
Royal Bank of Scotland                                 106,600            1,655
SmithKline Beecham                                     922,500           11,653
Unilever                                               300,000            2,836
Vodafone                                               684,100            7,153
Zeneca Group                                            70,000            3,015
                                                                     ----------
                                                                         68,435
                                                                     ----------
TOTAL FOREIGN COMMON STOCKS
 (Cost $248,925)                                                        316,290
                                                                     ----------
FOREIGN PREFERRED STOCKS--3.5%
GERMANY--3.5%
SAP                                                     28,800           12,249
                                                                     ----------
TOTAL FOREIGN PREFERRED STOCKS
 (Cost $6,784)                                                           12,249
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--3.6%
First American Prime
Obligations Fund (A)                                12,593,801           12,594
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $12,594)                                                          12,594
                                                                     ----------
TOTAL INVESTMENTS--97.4%
 (Cost $268,303)                                                        341,133
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--2 6%                                   8,952
                                                                     ----------

                         INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value 2 billion authorized)
 based on 24,855,139 outstanding shares                              $  269,768
Portfolio Shares -- Retail Class A
 ($.0001 par value 2 billion authorized)
 based on 798,333 outstanding shares                                      7,017
Portfolio Shares -- Retail Class B
 ($.0001 par value 2 billion authorized)
 based on 196,615 outstanding shares                                      2,088
Accumulated net investment loss                                            (120)
Accumulated net realized gain on investments                              1,557
Accumulated net realized loss from foreign
 currency transactions                                                   (5,126)
Net unrealized appreciation on forward foreign
 currency contracts, foreign currency and translation
 of other assets and liabilities in foreign currency                      2,071
Net unrealized appreciation of investments                               72,830
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  350,085
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    13.54
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    13.55
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.64
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    14.19
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    13.31
                                                                     ----------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as adviser for this Fund. See the notes to the financial statements for additional information.

ADR--American Depository Receipt

ADS--American Depository Shares

Cl--Class

GDR--Global Depository Receipts


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              HEALTH SCIENCES FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--91.2%
CHEMICALS--0.7%
Cambrex                                                  6,100       $      307
                                                                     ----------
ELECTRICAL TECHNOLOGY--0.9%
Photoelectron*                                          65,000              390
                                                                     ----------
HEALTH AND ALLIED SERVICES--17.8%
Ameripath*                                              25,000              461
Columbia/HCA Healthcare                                 25,000              806
Medpartners*                                           120,000            1,230
Genesis Health Ventures*                                29,200              821
Health Management Associates, Cl A*                     36,000            1,031
Integrated Health Services                              25,000              983
Quorum Health Group*                                    55,000            1,849
Curative Technologies*                                  10,000              333
                                                                     ----------
                                                                          7,514
                                                                     ----------
INSURANCE--4.9%
Pacificare Health Systems, Cl B*                        10,200              768
United Healthcare                                       20,000            1,295
                                                                     ----------
                                                                          2,063
                                                                     ----------
MEDICAL DEVICES--6.9%
Cyberonics*                                             60,000            1,912
Micro Therapeutics*                                     50,000              494
Nitinol Medical Technologies*                           50,000              516
                                                                     ----------
                                                                          2,922
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--29.6%
American Oncology Resources*                            34,000              518
Apple Orthodontix, Cl A*                                50,000              628
Applied Biometrics*                                     13,000               92
Arrow International                                     15,000              516
ATS Medical*                                            83,475              657
Boston Biomedical*                                      55,000              385
Boston Scientific*                                      30,000            2,025
Cambridge Heart*                                        45,000              399
Cardima*                                                50,000              206
Closure Medical*                                        36,000              779
Conceptus*                                              75,000              263
HBO & Company                                            7,966              481
Heska*                                                  46,000              684
Idexx Laboratories*                                     50,200              904
Medical Alliance*                                        8,500               31
Mentor                                                  30,000              829
Neuromedical Systems*                                   10,000               26
Novoste*                                                10,000              259
Physiometrix*                                           50,000               64

                        HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Respironics*                                            36,880       $    1,067
Ventana Medical Systems*                                41,400            1,102
Vista Medical Technologies*                             50,000              556
                                                                     ----------
                                                                         12,471
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--0.9%
Quality Systems*                                        20,000              149
Transition Systems*                                     11,500              234
                                                                     ----------
                                                                            383
                                                                     ----------
PHARMACEUTICALS--20.5%
Algos Pharmaceuticals*                                  25,000              756
Biochem Pharmaceuticals*                                60,000            1,451
Celgene*                                                20,000              218
Centocor*                                               23,000            1,026
Chirex*                                                 35,000              663
Columbia Laboratories*                                  13,800              191
Elan, ADR*                                              28,400            1,835
Guilford Pharmaceuticals*                               11,000              242
Lifecore Biomedical*                                    40,000              935
Pharmerica*                                             27,000              402
Sepracor*                                               21,100              899
                                                                     ----------
                                                                          8,618
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--7.5%
Healthcare Realty Trust                                 37,300            1,054
National Health Investors                               26,600            1,061
Nationwide Health Properties                            41,400            1,035
                                                                     ----------
                                                                          3,150
                                                                     ----------
TESTING LABORATORIES--1.0%
Collaborative Clinical Research*                       100,000              425
                                                                     ----------
WHOLESALE--0.5%
Graham Field Health Products*                           25,000              200
                                                                     ----------
TOTAL COMMON STOCKS (Cost $29,800)                                       38,443
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--8.7%
First American Prime Obligations Fund (A)            3,645,766            3,646
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $3,646)                                                            3,646
                                                                     ----------
TOTAL INVESTMENTS--(Cost $33,446)
 99.9%                                                                   42,089
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.1% (B)                                  43
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 3,415,936 outstanding shares                               $   27,667
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 213,880 outstanding shares                                      2,349
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 67,198 outstanding shares                                         666
Undistributed net investment income                                          13
Accumulated net realized gain on investments                              2,795
Net unrealized appreciation of investments                                8,642
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $   42,132
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    11.40
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    11.36
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.54
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    11.90
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    11.16
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 10,640
      Payable upon return of securities on loan                     $(10,640)

ADR--American Depository Receipt

Cl--Class

                                 TECHNOLOGY FUND

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS--88.1%
AEROSPACE & DEFENSE--1.2%
Remec*                                                  65,000       $    1,865
                                                                     ----------
COMMUNICATIONS EQUIPMENT--16.3%
Ciena*                                                  45,000            1,918
General Instrument*                                    100,000            2,094
L.M. Ericsson Telephone, ADR                            65,000            3,092
Nokia, ADR                                              55,000            5,937
Novatel*                                               175,000            1,717
Orckit Communications*                                  80,000            1,475
Reltec*                                                 10,000              354
Tellabs*                                                90,000            6,041
Uniphase*                                               35,000            1,472
Viasat*                                                 90,000            1,598
                                                                     ----------
                                                                         25,698
                                                                     ----------
COMPUTER COMMUNICATIONS EQUIPMENT--0.5%
Visual Networks*                                        31,200              811
                                                                     ----------
COMPUTERS & SERVICES--15.3%
3Com*                                                   50,000            1,797
Apex PC Solutions*                                      70,000            1,881
Bay Networks*                                           60,000            1,627
BMC Software*                                           40,000            3,352
Cisco Systems*                                          90,000            6,154
Command Systems*                                        75,000            1,069
Compaq Computer*                                        40,000            1,035
Gateway 2000*                                           50,000            2,347
Inter-Tel                                               75,000            2,020
Iomega*                                                100,000              687
Quantum*                                               100,000            2,131
                                                                     ----------
                                                                         24,100
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--20.7%
America Online*                                         45,000            3,074
Ansoft*                                                 30,000              422
Bea Systems*                                            65,000            1,828
Cadence Design Systems*                                 60,000            2,077
Cats Software*                                         250,000            1,375
CCC Information Services Group*                         60,000            1,650
Computer Learning Centers*                              30,000              502

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             Shares       Value (000)
--------------------------------------------------------------------------------
Engineering Animation*                                  36,000       $    1,494
Information Advantage*                                 145,000            1,124
Information Management Associates*                     130,000            1,739
Information Management Resources*                       40,000            2,355
Networks Associates*                                    30,000            1,987
ONTRACK Data International*                             75,500            1,227
Premisys Communications*                                70,000            2,008
Rogue Wave Software*                                   100,000            1,506
Seer Technologies*                                     200,000              613
Sun Microsystems*                                       85,000            3,546
Symix Systems*                                         100,000            1,800
VDI Media*                                              60,000              975
Viasoft*                                                45,000            1,232
                                                                     ----------
                                                                         32,534
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--5.8%
Altera*                                                 60,000            2,265
Atmi*                                                   40,000            1,210
Axsys Technologies*                                     40,000            1,060
Intel                                                   25,000            1,952
Pericom Semiconductor*                                 120,000              923
PMC-Sierra*                                             45,000            1,710
                                                                     ----------
                                                                          9,120
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--25.7%
Broadvision*                                            50,000              894
Computer Associates International                       55,000            3,176
Crystal Systems Solutions*                              65,000            1,198
Dr Solomon's Group Plc, ADR*                            40,000            1,265
Electronic Arts*                                        70,000            3,286
HNC Software*                                           40,000            1,505
I2 Technologies*                                        30,000            1,969
Industri-Matematik International*                       55,000            1,726
Intelligroup*                                          150,000            2,428
JDA Software Group*                                     35,000            1,859
Legato Systems*                                         40,000            2,375
Level 8 Systems*                                        80,000              970
Mechanical Dynamics*                                    80,000              830
Meta Group*                                             50,000            1,725

                           TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                   Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------
Microsoft*                                              20,000       $    1,790
National Instruments*                                   70,500            2,406
Parametric Technology*                                 100,000            3,331
Peoplesoft*                                            110,000            5,796
Sapient*                                                44,000            2,085
                                                                     ----------
                                                                         40,614
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.6%
Amerlink*                                               50,000            1,250
Exodus Communications*                                  23,000              644
Lightbridge*                                           125,000            2,258
                                                                     ----------
                                                                          4,152
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $101,711)                                                        138,894
                                                                     ----------
WARRANTS--0.1%
Optisystems Warrants*                                  100,000              112
                                                                     ----------
TOTAL WARRANTS
 (Cost $71)                                                                 112
                                                                     ----------
CONVERTIBLE BONDS--0.6%
Vantive, 23.85 Shares
  4.750%, 09/01/02                                  $      750              889
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $750)                                                                889
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--10.1%
First American Prime
 Obligations Fund (A)                               15,881,719           15,882
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $15,882)                                                          15,882
                                                                     ----------
TOTAL INVESTMENTS--98.9%
 (Cost $118,414)                                                        155,777
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.1% (B)                               1,713
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 7,090,164 outstanding shares                               $   96,419
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 624,017 outstanding shares                                      9,531
Portfolio Shares -- Retail Class B
 ($.0001 par value -- 2 billion authorized)
 based on 505,183 outstanding shares                                      8,136
Accumulated net investment loss                                            (368)
Accumulated net realized gain on investments                              6,409
Net unrealized appreciation of investments                               37,363
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  157,490
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CLASS Y                                            $    19.22
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    19.07
MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.90
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    19.97
                                                                     ----------
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    18.40
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan               $ 49,001
      Payable upon return of securities on loan                     $(49,001)

ADR--American Depository Receipt

Cl--Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

                                       99
                         STATEMENTS OF OPERATIONS (000)
                 For the six month period ended March 31, 1998
                                  (Unaudited)


                                                           PRIME         GOVERNMENT       TREASURY        TAX FREE
                                                        OBLIGATIONS     OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                            FUND            FUND            FUND          FUND (1)
                                                       .............   .............   .............   .............
INVESTMENT INCOME:
 Interest                                                $ 149,157      $  41,915+      $ 118,969      $   1,878
                                                         ---------      ---------       ---------      ---------
EXPENSES:
 Investment advisory fees                                   10,328          2,962           8,480            215
 Less: Waiver of investment advisory fees                   (1,665)          (479)         (1,299)           (69)
 Distribution fees - Retail Class A                            721             --              74             32
 Distribution fees - Retail Class B                             11             --              --             --
 Distribution fees - Class D                                   171            320           2,247             --
 Administrator fees                                          1,576            451           1,292             32
 Custodian fees                                                775            222             636             16
 Registration fees                                             232             59             125             27
 Professional fees                                             102             30              83              5
 Transfer agent fees                                            68             22              35             10
 Printing                                                      129             37             106              3
 Directors' fees                                                26              7              20              1
 Amortization of organizational costs                           --             --               2             --
 Other                                                          44             20              56              2
                                                         ---------      ---------       ---------      ---------
TOTAL NET EXPENSES                                          12,518          3,651          11,857            274
                                                         =========      =========       =========      =========
 Investment income - net                                   136,639         38,264         107,112          1,604
                                                         ---------      ---------       ---------      ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (5)          (359)             15             --
                                                         =========      =========       =========      =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 136,634      $  37,905       $ 107,127      $   1,604
                                                         =========      =========       =========      =========

 + Includes income from securities lending program. See the Notes to the Financial Statements for additional information.
(1) For the four month period December 1, 1997 to March 31, 1998.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STATEMENTS OF OPERATIONS (000)
                 For the six month period ended March 31, 1998
                                  (Unaudited)


                                                                        LIMITED     INTERMEDIATE    INTERMEDIATE
                                                                          TERM          TERM         GOVERNMENT        FIXED
                                                                         INCOME        INCOME           BOND          INCOME
                                                                          FUND          FUND            FUND           FUND
                                                                      ...........   ............   ..............   ..........
INVESTMENT INCOME:
 Interest                                                               $  5,754+      $ 12,690+      $  6,541      $ 31,166+
 Dividends                                                                    --             --             --            --
                                                                        --------       --------       --------      --------
TOTAL INVESTMENT INCOME                                                    5,754         12,690          6,541        31,166
                                                                        ========       ========       ========      ========
EXPENSES:
 Investment advisory fees                                                    669          1,475            715         3,567
 Less: Waiver of investment advisory fees                                   (261)          (343)          (178)         (842)
 Administrator fees                                                          106            233            113           564
 Transfer agent fees                                                          11             12             12            31
 Amortization of organizational costs                                         --             --             --            --
 Custodian fees                                                               29             63             31           153
 Directors' fees                                                               1              2              1             5
 Registration fees                                                             8             10              5            31
 Professional fees                                                             4              8              4            21
 Printing                                                                      5             10              5            25
 Distribution fees - Retail Class A                                            7              5              5            13
 Waiver of distribution fees - Retail Class A                                 (7)            (5)            (5)           --
 Less: Distribution fees - Retail Class B                                     --             --             --            79
 Other                                                                         2              5              7            12
                                                                        --------       --------       --------      --------
TOTAL NET EXPENSES                                                           574          1,475            715         3,659
                                                                        ========       ========       ========      ========
INVESTMENT INCOME - NET                                                    5,180         11,215          5,826        27,507
                                                                        ========       ========       ========      ========
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET:
Net realized gain on investments                                             224          5,322             53        12,254
Net change in unrealized appreciation (depreciation) of investments         (360)        (2,418)           866           806
                                                                        --------       --------       --------      --------
NET GAIN (LOSS) ON INVESTMENTS                                              (136)         2,904            919        13,060
                                                                        ========       ========       ========      ========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  5,044       $ 14,119       $  6,745      $ 40,567
                                                                        ========       ========       ========      ========

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


  CALIFORNIA        COLORADO         MINNESOTA         OREGON                                          REAL
 INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE                     ESTATE
   TAX FREE         TAX FREE         TAX FREE         TAX FREE         TAX FREE        BALANCED     SECURITIES
     FUND             FUND             FUND             FUND             FUND            FUND          FUND
 ..............   ..............   ..............   ..............   ..............   ...........   ............
    $ 846           $1,522            $7,723           $4,664         $11,183        $   8,216+     $    117+
       --               --                --               --              --             2,245         1,493
    -----            ------           ------           ------          -------        ---------      --------
      846            1,522             7,723            4,664          11,183            10,461         1,610
    =====            ======           ======           ======          =======        =========      ========
      118              206             1,081              633           1,545             2,018           204
      (43)             (58)             (257)            (158)           (410)             (248)          (37)
       19               33               171              100             245               319            32
       14               11                15                9              13                74            17
       --                1                 1               --              --                --             1
        5                9                46               27              66                86             9
       --               --                 2                1               2                 3            --
        1                1                 5                5               9                20             4
        1                1                 6                4               9                12             1
        1                1                 8                5              11                14             1
       --                5                10               --               7                49             3
       --               (5)              (10)              --              (7)               --            --
       --               --                --               --              --               261            17
       --                1                 4                3               6                 8             1
    -----            -------          ------           ------          --------       ---------      --------
      116              206             1,082              629           1,496             2,616           253
    =====            =======          ======           ======          ========       =========      ========
      730            1,316             6,641            4,035           9,687             7,845         1,357
    =====            =======          ======           ======          ========       =========      ========
       57               44               950              445           1,958            38,100         1,717
      106              345               918              (35)            287            (4,454)       (1,632)
    -----            -------          ------           ------          --------       ---------      --------
      163              389             1,868              410           2,245            33,646            85
    =====            =======          ======           ======          ========       =========      ========
    $ 893           $1,705            $8,509           $4,445         $11,932         $  41,491      $  1,442
    =====            =======          ======           ======          ========       =========      ========

                         STATEMENTS OF OPERATIONS (000)
                 For the six month period ended March 31, 1998
                                  (Unaudited)


                                                                         EQUITY      EQUITY
                                                                         INCOME      INDEX
                                                                          FUND        FUND
                                                                      ........... ...........
INVESTMENT INCOME:
 Interest                                                              $  1,909+   $  1,207+
 Dividends                                                                5,174       6,393
 Less: Foreign taxes withheld                                                --          --
                                                                       --------    --------
TOTAL INVESTMENT INCOME                                                   7,083       7,600
                                                                       ========    ========
EXPENSES:
 Investment advisory fees                                                 1,365       2,986
 Less:  Waiver of investment advisory fees                                 (232)     (2,229)
 Administrator fees                                                         216         472
 Transfer agent fees                                                         20          53
 Amortization of organizational costs                                         1          --
 Custodian fees                                                              58         128
 Directors' fees                                                              2           4
 Registration fees                                                           10          30
 Professional fees                                                            8          17
 Printing                                                                    10          21
 Pricing fees                                                                --          --
 Distribution fees - Retail Class A                                          11          35
 Distribution fees - Retail Class B                                          36         141
 Other                                                                        5          12
                                                                       --------    --------
TOTAL NET EXPENSES                                                        1,510       1,670
                                                                       ========    ========
Investment income (loss) - net                                            5,573       5,930
                                                                       --------    --------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS - NET:
Net realized gain on investments                                         12,872      44,558
Net realized gain on futures contracts                                       --       2,922
Net realized loss on closing and expiration of options written               --          --
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                                           --          --
Net change in unrealized appreciation (depreciation) of investments      36,835      96,432
Net change in unrealized appreciation of futures contracts                   --          89
Net change in unrealized depreciation of written options contracts           --          --
Net change in unrealized depreciation of forward foreign
 currency contracts, foreign currency and translation of
 other assets and liabilities in foreign currency                            --          --
                                                                       --------    --------
NET GAIN (LOSS) ON INVESTMENTS                                           49,707     144,001
                                                                       ========    ========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 55,280    $149,931
                                                                       ========    ========

[WIDE TABLE CONTINUED FROM ABOVE]


                                                                        LARGE CAP    LARGE CAP      MID CAP
                                                                       VALUE FUND   GROWTH FUND   VALUE FUND
                                                                      ............ ............. ............
INVESTMENT INCOME:
 Interest                                                              $   3,873+    $  1,312+     $    760+
 Dividends                                                                 9,789        4,601         3,822
 Less: Foreign taxes withheld                                                 --           --            --
                                                                       ---------     --------      --------
TOTAL INVESTMENT INCOME                                                   13,662        5,913         4,582
                                                                       =========     ========      ========
EXPENSES:
 Investment advisory fees                                                  4,939        2,479         2,191
 Less:  Waiver of investment advisory fees                                  (570)        (233)           --
 Administrator fees                                                          781          393           347
 Transfer agent fees                                                         125           27            98
 Amortization of organizational costs                                         --            1            --
 Custodian fees                                                              212          106            94
 Directors' fees                                                               7            3             3
 Registration fees                                                            70           18            28
 Professional fees                                                            28           14            12
 Printing                                                                     35           18            16
 Pricing fees                                                                 --           --            --
 Distribution fees - Retail Class A                                           79           18            47
 Distribution fees - Retail Class B                                          288           49           200
 Other                                                                        17            9             8
                                                                       ---------     --------      --------
TOTAL NET EXPENSES                                                         6,011        2,902         3,044
                                                                       =========     ========      ========
Investment income (loss) - net                                             7,651        3,011         1,538
                                                                       ---------     --------      --------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS - NET:
Net realized gain on investments                                         151,929       31,682        78,939
Net realized gain on futures contracts                                        --           --            --
Net realized loss on closing and expiration of options written                --           --        (7,033)
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                                            --           --            --
Net change in unrealized appreciation (depreciation) of investments      (24,350)      54,178        (8,679)
Net change in unrealized appreciation of futures contracts                    --           --            --
Net change in unrealized depreciation of written options contracts            --           --        (1,633)
Net change in unrealized depreciation of forward foreign
 currency contracts, foreign currency and translation of
 other assets and liabilities in foreign currency                             --           --            --
                                                                       ---------     --------      --------
NET GAIN (LOSS) ON INVESTMENTS                                           127,579       85,860        61,594
                                                                       =========     ========      ========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 135,230     $ 88,871      $ 63,132
                                                                       =========     ========      ========


 * Includes the following amounts due to Investments in Common Stocks of Affiliates (000): $43 of dividend income, $11,270 of realized losses, and $(17,730) of change in unrealized depreciation of investments.

 + Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

(1) For the four month period December 1, 1997 to March 31, 1998.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

       REGIONAL                       SMALL       MICRO CAP     INTERNATIONAL                         HEALTH
        EQUITY       SMALL CAP      CAP VALUE       VALUE           INDEX         INTERNATIONAL      SCIENCES     TECHNOLOGY
         FUND       GROWTH FUND      FUND (1)        FUND          FUND (1)            FUND            FUND          FUND
     ...........   .............   ...........   ...........   ...............   ...............   ...........   ............
      $    963+       $  515+       $  1,067+     $     395+      $    83           $    324       $   108+        $   245+
         1,115*          164           1,176            755           856              1,355           140             105
            --            --              --             --           (91)              (133)           --              --
      --------        ------        --------      ---------       -------           --------       -------        --------
         2,078           679           2,243          1,150           848              1,546           248             350
      ========        ======        ========      =========       =======           ========       =======        ========

         1,399           554           1,164            745           336              1,637           140             514
           (13)           --              --             --           (99)               (74)           (8)             (1)
           222            88             183            118            53                146            22              81
           101            17              15             19             7                 19            16              31
            --             1              --             --            --                  1            --               1
            60            24              50             32            48                250             6              22
             2             1               2              1             1                  1            --               1
            14             6              10              3             4                  7             1               4
             8             3               9              4             4                  5             1               3
            10             4               8              6             2                  6             1               4
            --            --              --             --             4                  8            --              --
            43             7              16             --            --                  8             2              11
           201             7              --              1            --                 11             3              41
             5             3               4              3             1                  2             1               2
      --------        ------        --------      ---------       -------           --------       -------       ---------
         2,052           715           1,461            932           361              2,027           185             714
      ========        ======        ========      =========       =======           ========       =======       =========
            26           (36)            782            218           487               (481)           63            (364)
      --------        ------        --------      ---------       -------           --------       -------       ---------



        17,848*        8,196           6,678         19,788         1,908              5,589         3,495           8,450
            --            --              --             --            --                 --            --              --
            --            --              --             --            --                 --            --              --
            --            --              --                           (6)            (5,126)           --              --
           137*        1,519          31,898        (23,834)       16,278             30,614          (402)         (5,717)
            --            --              --             --            --                 --            --              --
            --            --              --             --            --                 --            --              --

            --            --              --                           (9)             3,425            --              --
      --------        ------        --------      ---------       -------           --------       -------       ---------
        17,985         9,715          38,576         (4,046)       18,171             34,502         3,093           2,733
      ========        ======        ========      =========       =======           ========       =======       =========
      $ 18,011        $9,679        $ 39,358      $  (3,828)      $18,658           $ 34,021       $ 3,156       $   2,369
      ========        ======        ========      =========       =======           ========       =======       =========


                 (This page has been left blank intentionally.)

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                  (Unaudited)


                                                                     PRIME                         GOVERNMENT
                                                               OBLIGATIONS FUND                 OBLIGATIONS FUND
                                                         ..............................      ..............................
                                                              10/1/97           10/1/96          10/1/97            10/1/96
                                                                   to                to               to                 to
                                                              3/31/98           9/30/97          3/31/98            9/30/97
                                                         ------------      ------------      ------------      ------------
OPERATIONS:
Investment income - net                                  $    136,639      $    192,633      $     38,264      $     61,132
Net realized gain (loss) on investments                            (5)               --              (359)               (6)
                                                         ------------      ------------      ------------      ------------
Net increase in net assets resulting from operations          136,634           192,633            37,905            61,126
                                                         ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Class Y                                                     (115,955)         (176,476)          (27,459)          (45,205)
 Retail Class A                                               (14,566)           (8,570)               --                --
 Retail Class B                                                   (44)             (131)               --                --
 Class D                                                       (5,903)           (7,465)          (10,805)          (15,962)
                                                         ------------      ------------      ------------      ------------
TOTAL DISTRIBUTIONS                                          (136,468)         (192,642)          (38,264)          (61,167)
                                                         ============      ============      ============      ============
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE(1):
Class Y:
 Proceeds from sales                                        5,103,851        14,572,560         1,772,656         5,674,757
 Shares issued in connection with acquisition of
  Qualivest Fund                                              257,499                --                --                --
 Shares issued in connection with acquisition of
  Common Trust Fund Assets                                         --           140,497                --                --
 Reinvestment of distributions                                 40,477            60,409            14,520            24,252
 Payments for redemptions                                  (4,100,728)      (14,323,805)       (1,611,523)       (5,530,377)
                                                         ------------      ------------      ------------      ------------
Increase in net assets from
 Class Y transactions                                       1,301,099           449,661           175,653           168,632
                                                         ------------      ------------      ------------      ------------
Retail Class A:
 Proceeds from sales                                        1,191,638           620,931                --                --
 Shares issued in connection with acquisition of
  Qualivest Fund                                              226,201                --                --                --
 Reinvestment of distributions                                 11,679             8,075                --                --
 Payments for redemptions                                    (759,670)         (545,891)               --                --
                                                         ------------      ------------      ------------      ------------
Increase (decrease) in net assets from
 Retail Class A transactions                                  669,848            83,115                --                --
                                                         ------------      ------------      ------------      ------------
Retail Class B:
 Proceeds from sales                                            1,424             7,242                --                --
 Reinvestment of distributions                                     41               121                --                --
 Payments for redemptions                                      (1,572)           (7,107)               --                --
                                                         ------------      ------------      ------------      ------------
Increase (decrease) in net assets from
 Retail Class B transactions                                     (107)              256                --                --
                                                         ------------      ------------      ------------      ------------
Class D:
 Proceeds from sales                                          829,973           714,714         1,202,632         1,115,568
 Payments for redemptions                                    (486,791)         (710,856)       (1,112,035)       (1,047,740)
                                                         ------------      ------------      ------------      ------------
Increase (Decrease) in net assets from Class D
 transactions                                                 343,182             3,858            90,597            67,828
                                                         ------------      ------------      ------------      ------------
Increase in net assets from
 capital share transactions                                 2,314,022           536,890           266,250           236,460
                                                         ------------      ------------      ------------      ------------
Total increase (decrease) in net assets                     2,314,188           536,881           265,891           236,419
NET ASSETS AT BEGINNING OF PERIOD                           3,949,216         3,412,335         1,283,395         1,046,976
                                                         ============      ============      ============      ============
NET ASSETS AT END OF PERIOD (2)                          $  6,263,404      $  3,949,216      $  1,549,286      $  1,283,395
                                                         ============      ============      ============      ============



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                   TREASURY                                 TAX FREE
                                                               OBLIGATIONS FUND                         OBLIGATIONS FUND
                                                          ............................    .........................................
                                                              10/1/97        10/1/96          12/1/97         8/1/97         8/1/96
                                                                   to             to               to             to             to
                                                              3/31/98        9/30/97          3/31/98       11/30/97        7/31/97
                                                          -----------    -----------      -----------    -----------    -----------
 OPERATIONS:
 Investment income - net                                  $   107,112    $   152,825      $     1,604    $       379    $     1,062
 Net realized gain (loss) on investments                           15             19               --             --             (1)
                                                          -----------    -----------      -----------    -----------    -----------
 Net increase in net assets resulting from operations         107,127        152,844            1,604            379          1,061
                                                          -----------    -----------      -----------    -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                     (30,555)       (35,311)          (1,242)           (94)          (186)
  Retail Class A                                               (1,443)            --             (359)          (287)          (876)
  Retail Class B                                                   --             --               --             --             --
  Class D                                                     (75,107)      (117,545)              (4)            --             --
                                                          -----------    -----------      -----------    -----------    -----------
 TOTAL DISTRIBUTIONS                                         (107,105)      (152,856)          (1,605)          (381)        (1,062)
                                                          ===========    ===========      ===========    ===========    ===========
 CAPITAL SHARE TRANSACTIONS
 AT NET ASSET VALUE OF $1.00 PER SHARE(1):
 Class Y:
  Proceeds from sales                                       3,797,663      5,288,369          225,045         13,113         40,937
  Shares issued in connection with acquisition of
   Qualivest Fund                                              11,790             --               --             --             --
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                        --          6,884               --             --             --
  Reinvestment of distributions                                 3,911          4,510               44             62            112
  Payments for redemptions                                 (3,246,008)    (4,719,356)         (78,010)       (11,608)       (35,807)
                                                          -----------    -----------      -----------    -----------    -----------
 Increase in net assets from
  Class Y transactions                                        567,356        580,407          147,079          1,567          5,242
                                                          -----------    -----------      -----------    -----------    -----------
 Retail Class A:
  Proceeds from sales                                         151,771             --           57,207         13,623         53,776
  Shares issued in connection with acquisition of
   Qualivest Fund                                              86,624             --               --             --             --
  Reinvestment of distributions                                 1,113             --              277            295            854
  Payments for redemptions                                   (159,162)            --          (44,384)       (16,923)       (53,104)
                                                          -----------    -----------      -----------    -----------    -----------
 Increase (decrease) in net assets from
  Retail Class A transactions                                  80,346             --           13,100         (3,005)         1,526
                                                          -----------    -----------      -----------    -----------    -----------
 Retail Class B:
  Proceeds from sales                                              --             --               --             --             --
  Reinvestment of distributions                                    --             --               --             --             --
  Payments for redemptions                                         --             --               --             --             --
                                                          -----------    -----------      -----------    -----------    -----------
 Increase (decrease) in net assets from
  Retail Class B transactions                                      --             --               --             --             --
                                                          -----------    -----------      -----------    -----------    -----------
 Class D:
  Proceeds from sales                                       4,494,550      6,989,426            4,266              1             --
  Payments for redemptions                                 (3,969,654)    (5,758,331)             (11)            --             --
                                                          -----------    -----------      -----------    -----------    -----------
 Increase (Decrease) in net assets from Class D
  transactions                                                524,896      1,231,095            4,255              1             --
                                                          -----------    -----------      -----------    -----------    -----------
 Increase in net assets from
  capital share transactions                                1,172,598      1,811,502          164,434         (1,437)         6,768
                                                          -----------    -----------      -----------    -----------    -----------
 Total increase (decrease) in net assets                    1,172,620      1,811,490          164,433         (1,439)         6,767
 NET ASSETS AT BEGINNING OF PERIOD                          3,745,012      1,933,522           39,366         40,805         34,038
                                                          ===========    ===========      ===========    ===========    ===========
 NET ASSETS AT END OF PERIOD (2)                          $ 4,917,632    $ 3,745,012      $   203,799    $    39,366    $    40,805
                                                          ===========    ===========      ===========    ===========    ===========

(2) Includes undistributed net investment income (000) of $171 and $0 for Prime Obligations Fund, $0 and $0 for Government Obligations Fund, and $7 and $0 for Treasury Obligations Fund at March 31, 1998 and September 30, 1997, respectively. Includes undistributed net investment income (000) of $1, $2, $4 for Tax Free Obligations Fund for March 31, 1998, November 30, 1997 and July 31, 1997, respectively.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                  (Unaudited)


                                                                            LIMITED TERM                INTERMEDIATE
                                                                            INCOME FUND                TERM INCOME FUND
                                                                     .........................     .........................
                                                                        10/1/97        10/1/96        10/1/97        10/1/96
                                                                             to             to             to             to
                                                                        3/31/98        9/30/97        3/31/98        9/30/97
                                                                      ---------      ---------      ---------      ---------
 OPERATIONS:
 Investment income - net                                              $   5,180      $   6,613      $  11,215      $   8,640
  Net realized gain (loss) on investments                                   224             29          5,322            263
  Net change in unrealized appreciation
  (depreciation) of investments                                            (360)           508         (2,418)         2,441
                                                                      ---------      ---------      ---------      ---------
 Net increase in net assets resulting from operations                     5,044          7,150         14,119         11,344
                                                                      ---------      ---------      ---------      ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                                (4,963)        (6,216)       (11,092)        (8,507)
  Retail class A                                                           (137)          (407)          (105)          (133)
  Retail class B                                                             --             --             --             --
 Net realized gain on investments:
  Class Y                                                                    --             --           (624)          (620)
  Retail class A                                                             --             --             (6)           (15)
  Retail class B                                                             --             --             --             --
 Tax return of capital
  Class Y                                                                    --             --             --             --
  Retail class A                                                             --             --             --             --
  Retail class B                                                             --             --             --             --
                                                                      ---------      ---------      ---------      ---------
 TOTAL DISTRIBUTIONS                                                     (5,100)        (6,623)       (11,827)        (9,275)
                                                                      =========      =========      =========      =========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y:
  Proceeds from sales                                                    40,423         54,226         39,166         33,377
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                  --         71,476        187,587        241,021
  Shares issued in connection with acquisition of Qualivest Fund*            --             --             --             --
  Reinvestment of distributions                                           2,325          4,328          4,029          3,577
  Payments for redemptions                                              (37,085)       (39,753)      (115,077)       (54,475)
                                                                      ---------      ---------      ---------      ---------
 Increase (decrease) in net assets from
  Class Y transactions                                                    5,663         90,277        115,705        223,500
                                                                      ---------      ---------      ---------      ---------
 Retail class A:
  Proceeds from sales                                                     4,639          1,851          1,735          1,309
  Shares issued in connection with acquisition of Qualivest Fund*            --             --            814             --
  Reinvestment of distributions                                             131            391             73            111
  Payments for redemptions                                               (6,997)        (2,741)          (798)        (1,170)
                                                                      ---------      ---------      ---------      ---------
 Increase (decrease) in net assets from
  Retail class A transactions                                            (2,227)          (499)         1,824            250
                                                                      ---------      ---------      ---------      ---------
 Retail class B:
  Proceeds from sales                                                        --             --             --             --
  Shares issued in connection with acquisition of Qualivest Fund*            --             --             --             --
  Reinvestment of distributions                                              --             --             --             --
  Payments for redemptions                                                   --             --             --             --
                                                                      ---------      ---------      ---------      ---------
 Increase (decrease) in net assets from
  Retail class B transactions                                                --             --             --             --
                                                                      ---------      ---------      ---------      ---------
 Increase (decrease) in net assets from
  capital share transactions                                              3,436         89,778        117,529        223,750
                                                                      ---------      ---------      ---------      ---------
 Total increase (decrease) in net assets                                  3,380         90,305        119,821        225,819
 NET ASSETS AT BEGINNING OF PERIOD                                      191,520        101,215        326,734        100,915
                                                                      =========      =========      =========      =========
 NET ASSETS AT END OF PERIOD (2)                                      $ 194,900      $ 191,520      $ 446,555      $ 326,734
                                                                      =========      =========      =========      =========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y:
  Shares issued                                                           4,056          5,467          3,529          3,356
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                  --          7,212             --         24,298
  Shares issued in connection with acquisition of Qualivest Fund*            --             --         18,733             --
  Shares issued in lieu of cash distributions                               234            437            401            360
  Shares redeemed                                                        (3,727)        (4,008)       (11,082)        (5,483)
                                                                      ---------      ---------      ---------      ---------
 TOTAL CLASS Y TRANSACTIONS                                                 563          9,108         11,581         22,531
                                                                      =========      =========      =========      =========
 Retail class A:
  Shares issued                                                             465            186            172            132
  Shares issued in connection with acquisition of Qualivest
   Funds*                                                                    --             --             81             --
  Shares issued in lieu of cash distributions                                13             40              7             11
  Shares redeemed                                                          (702)          (276)           (79)          (118)
                                                                      ---------      ---------      ---------      ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                         (224)           (50)           181             25
                                                                      =========      =========      =========      =========
 Retail class B:
  Shares issued                                                              --             --             --             --
  Shares issued in connection with acquisition of Qualivest
   Funds*                                                                    --             --             --             --
  Shares issued in lieu of cash distributions                                --             --             --             --
  Shares redeemed                                                            --             --             --             --
                                                                      =========      =========      =========      =========
 TOTAL RETAIL CLASS B TRANSACTIONS                                           --             --             --             --
                                                                      =========      =========      =========      =========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                            339          9,058         11,762         22,556
                                                                      =========      =========      =========      =========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                       INTERMEDIATE GOVERNMENT
                                                                                BOND FUND                     FIXED INCOME FUND
                                                                     ............................      ............................
                                                                         10/1/97          10/1/96          10/1/97          10/1/96
                                                                              to               to               to               to
                                                                         3/31/98          9/30/97          3/31/98          9/30/97
                                                                     -----------      -----------      -----------      -----------
 OPERATIONS:
 Investment income - net                                             $     5,826      $    10,128      $    27,507      $    33,769
  Net realized gain (loss) on investments                                     53             (156)          12,254               58
  Net change in unrealized appreciation
  (depreciation) of investments                                              866            1,507              806           12,465
                                                                     -----------      -----------      -----------      -----------
 Net increase in net assets resulting from operations                      6,745           11,479           40,567           46,292
                                                                     -----------      -----------      -----------      -----------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                                 (5,732)          (9,922)         (27,171)         (32,617)
  Retail class A                                                            (112)            (209)            (276)            (435)
  Retail class B                                                              --               --             (360)            (736)
 Net realized gain on investments:
  Class Y                                                                     --               --             (873)          (2,700)
  Retail class A                                                              --               --              (11)             (56)
  Retail class B                                                              --               --              (19)            (108)
 Tax return of capital
  Class Y                                                                     --               --               --               --
  Retail class A                                                              --               --               --               --
  Retail class B                                                              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
 TOTAL DISTRIBUTIONS                                                      (5,844)         (10,131)         (28,710)         (36,652)
                                                                     ===========      ===========      ===========      ===========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y:
  Proceeds from sales                                                     48,797           45,057          281,903          210,796
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                   --           31,833               --          217,322
  Shares issued in connection with acquisition of Qualivest Fund*             --               --          266,616               --
  Reinvestment of distributions                                              392              888           14,616           13,547
  Payments for redemptions                                               (14,361)         (37,431)        (148,426)        (136,383)
                                                                     -----------      -----------      -----------      -----------
 Increase (decrease) in net assets from
  Class Y transactions                                                    34,828           40,347          414,709          305,282
                                                                     -----------      -----------      -----------      -----------
 Retail class A:
  Proceeds from sales                                                      1,963            1,571            3,796            4,803
  Shares issued in connection with acquisition of Qualivest Fund*             --               --              526               --
  Reinvestment of distributions                                               66              138              207              363
  Payments for redemptions                                                (1,407)          (1,539)          (1,752)          (5,105)
                                                                     -----------      -----------      -----------      -----------
 Increase (decrease) in net assets from
  Retail class A transactions                                                622              170            2,777               61
                                                                     -----------      -----------      -----------      -----------
 Retail class B:
  Proceeds from sales                                                         --               --            1,328            2,475
  Shares issued in connection with acquisition of Qualivest Fund*             --               --               --               --
  Reinvestment of distributions                                               --               --              319              723
  Payments for redemptions                                                    --               --           (1,056)          (4,309)
                                                                     -----------      -----------      -----------      -----------
 Increase (decrease) in net assets from
  Retail class B transactions                                                 --               --              591           (1,111)
                                                                     -----------      -----------      -----------      -----------
 Increase (decrease) in net assets from
  capital share transactions                                              35,450           40,517          418,077          304,232
                                                                     -----------      -----------      -----------      -----------
 Total increase (decrease) in net assets                                  36,351           41,865          429,934          313,872
 NET ASSETS AT BEGINNING OF PERIOD                                       185,415          143,550          729,507          415,635
                                                                     ===========      ===========      ===========      ===========
 NET ASSETS AT END OF PERIOD (2)                                     $   221,766      $   185,415      $ 1,159,441      $   729,507
                                                                     ===========      ===========      ===========      ===========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y:
  Shares issued                                                            5,223            4,888           25,279           19,428
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                   --            3,423               --           19,965
  Shares issued in connection with acquisition of Qualivest Fund*             --               --           24,078               --
  Shares issued in lieu of cash distributions                                 42               96            1,313            1,251
  Shares redeemed                                                         (1,537)          (4,054)         (13,281)         (12,610)
                                                                     -----------      -----------      -----------      -----------
 TOTAL CLASS Y TRANSACTIONS                                                3,728            4,353           37,389           28,034
                                                                     ===========      ===========      ===========      ===========
 Retail class A:
  Shares issued                                                              210              170              341              443
  Shares issued in connection with acquisition of Qualivest
   Funds*                                                                     --               --               47               --
  Shares issued in lieu of cash distributions                                  7               15               19               33
  Shares redeemed                                                           (151)            (166)            (157)            (472)
                                                                     -----------      -----------      -----------      -----------
 TOTAL RETAIL CLASS A TRANSACTIONS                                            66               19              250                4
                                                                     ===========      ===========      ===========      ===========
 Retail class B:
  Shares issued                                                               --               --              120              229
  Shares issued in connection with acquisition of Qualivest
  Funds*                                                                      --               --               --               --
  Shares issued in lieu of cash distributions                                 --               --               29               67
  Shares redeemed                                                             --               --              (95)            (400)
                                                                     ===========      ===========      ===========      ===========
 TOTAL RETAIL CLASS B TRANSACTIONS                                            --               --               54             (104)
                                                                     ===========      ===========      ===========      ===========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                           3,794            4,372           37,693           27,934
                                                                     ===========      ===========      ===========      ===========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                           CALIFORNIA
                                                                          INTERMEDIATE
                                                                            TAX FREE
                                                                              FUND
                                                                      ......................
                                                                       10/1/97        8/8/97
                                                                            to            to
                                                                       3/31/98       9/30/97(3)
                                                                      --------      --------
 OPERATIONS:
 Investment income - net                                              $    730      $    196
  Net realized gain (loss) on investments                                   57            10
  Net change in unrealized appreciation
  (depreciation) of investments                                            106           103
                                                                      --------      --------
 Net increase in net assets resulting from operations                      893           309
                                                                      --------      --------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                                 (722)         (196)
  Retail class A                                                            --            --
  Retail class B                                                            --            --
 Net realized gain on investments:
  Class Y                                                                   (6)           (5)
  Retail class A                                                            --            --
  Retail class B                                                            --            --
 Tax return of capital
  Class Y                                                                   --            --
  Retail class A                                                            --            --
  Retail class B                                                            --            --
                                                                      --------      --------
 TOTAL DISTRIBUTIONS                                                      (728)         (201)
                                                                      ========      ========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y:
  Proceeds from sales                                                    3,399         1,910
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                 --        32,213
  Shares issued in connection with acquisition of Qualivest Fund*           --            --
  Reinvestment of distributions                                             16             5
  Payments for redemptions                                              (2,049)         (949)
                                                                      --------      --------
 Increase (decrease) in net assets from
  Class Y transactions                                                   1,366        33,179
                                                                      --------      --------
 Retail class A:
  Proceeds from sales                                                       --             1
  Shares issued in connection with acquisition of Qualivest Fund*           --            --
  Reinvestment of distributions                                             --            --
  Payments for redemptions                                                  --            --
                                                                      --------      --------
 Increase (decrease) in net assets from
  Retail class A transactions                                               --             1
                                                                      --------      --------
 Retail class B:
  Proceeds from sales                                                       --            --
  Shares issued in connection with acquisition of Qualivest Fund*           --            --
  Reinvestment of distributions                                             --            --
  Payments for redemptions                                                  --            --
                                                                      --------      --------
 Increase (decrease) in net assets from
  Retail class B transactions                                               --            --
                                                                      --------      --------
 Increase (decrease) in net assets from
  capital share transactions                                             1,366        33,180
                                                                      --------      --------
 Total increase (decrease) in net assets                                 1,531        33,288
 NET ASSETS AT BEGINNING OF PERIOD                                      33,288             0
                                                                      ========      ========
 NET ASSETS AT END OF PERIOD (2)                                      $ 34,819      $ 33,288
                                                                      ========      ========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y:
  Shares issued                                                            337           191
  Shares issued in connection with acquisition of
   Common Trust Fund Assets                                                 --         3,221
  Shares issued in connection with acquisition of Qualivest Fund*           --            --
  Shares issued in lieu of cash distributions                                2             1
  Shares redeemed                                                         (204)          (95)
                                                                      --------      --------
 TOTAL CLASS Y TRANSACTIONS                                                135         3,318
                                                                      ========      ========
 Retail class A:
  Shares issued                                                             --            --
  Shares issued in connection with acquisition of Qualivest
   Funds*                                                                   --            --
  Shares issued in lieu of cash distributions                               --            --
  Shares redeemed                                                           --            --
                                                                      --------      --------
 TOTAL RETAIL CLASS A TRANSACTIONS                                          --            --
                                                                      ========      ========
 Retail class B:
  Shares issued                                                             --            --
  Shares issued in connection with acquisition of Qualivest
   Funds*                                                                   --            --
  Shares issued in lieu of cash distributions                               --            --
  Shares redeemed                                                           --            --
                                                                      ========      ========
 TOTAL RETAIL CLASS B TRANSACTIONS                                          --            --
                                                                      ========      ========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                           135         3,318
                                                                      ========      ========

(2)  Includes undistributed (distributions in excess of) net investment income
     (000) of $80 and $0 for Limited Term Income Fund, $8 and $(1) for Intermediate Term Income Fund, $(18) and $0 for Intermediate Government Bond Fund, $(268) and $12 for Fixed Income Fund, $8 and $0 for California Intermediate Tax Free Fund, $0 and $0 for Colorado Intermediate Tax Free Fund, $(19) and $0 for Minnesota Intermediate Tax Free Fund, $10 and $0 for Oregon Tax Free Fund, $(27) and $11 for Intermediate Tax Free Income Fund, $423 and $296 for Balanced Fund, and $(104) and $0 for Real Estate Securities Fund, at March 31, 1998 and September 30, 1997, respectively.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


        COLORADO                 MINNESOTA                   OREGON
      INTERMEDIATE              INTERMEDIATE              INTERMEDIATE
     TAX FREE FUND             TAX FREE FUND              TAX FREE FUND
  ....................     ......................    ......................
  10/1/97      10/1/96       10/1/97      10/1/96      10/1/97       8/8/97
       to           to            to           to           to           to
  3/31/98      9/30/97       3/31/98      9/30/97      3/31/98      9/30/97(3)
  --------    --------     ---------    ---------    ---------     --------
  $ 1,316     $  2,478     $   6,641    $  11,836    $   4,035     $  1,199
       44           90           950          956          445          183
      345        1,193           918        1,670          (35)         678
  --------    --------     ---------    ---------    ---------     --------
    1,705        3,761         8,509       14,462        4,445        2,060
  --------    --------     ---------    ---------    ---------     --------


   (1,222)      (2,308)       (6,494)     (11,553)      (4,025)      (1,199)
      (94)        (174)         (166)        (287)          --           --
       --           --            --           --           --           --
      (84)        (256)       (1,041)        (310)        (273)          --
       (7)         (20)          (26)         (14)          --           --
       --           --            --           --           --           --

       --           --            --           --           --           --
       --           --            --           --           --           --
       --           --            --           --           --           --
  ---------   --------     ---------    ---------    ---------     --------
   (1,407)      (2,758)       (7,727)     (12,164)      (4,298)      (1,199)
  =========   ========     =========    =========    =========     ========


    5,424       11,557        29,676       41,072        8,426        2,652
       --           --            --      201,901           --      180,293
       --           --            --           --           --           --
        9            6           197          241          235           87
   (4,603)      (7,051)      (19,944)     (41,655)     (10,940)      (1,824)
  ---------   --------     ---------    ---------    ---------     --------
      830        4,512         9,929      201,559       (2,279)     181,208
  ---------   --------     ---------    ---------    ---------     --------

    1,291        3,124         1,980        4,643           --           --
       --           --            --           --           --           --
       63          116            95          104           --           --
   (1,680)      (1,978)       (1,676)      (1,339)          --           --
  ---------   --------     ---------    ---------    ---------     --------
     (326)       1,262           399        3,408           --           --
  ---------   --------     ---------    ---------    ---------     --------
       --           --            --           --           --           --
       --           --            --           --           --           --
       --           --            --           --           --           --
       --           --            --           --           --           --
  ---------   --------     ---------    ---------    ---------     --------
       --           --            --           --           --           --
  ---------   --------     ---------    ---------    ---------     --------
      504        5,774        10,328      204,967       (2,279)     181,208
  ---------   --------     ---------    ---------    ---------     --------
      802        6,777        11,110      207,265       (2,132)     182,069
   58,565       51,788       304,575       97,310      182,069           --
  =========   ========     =========    =========    =========     ========
  $59,367     $ 58,565     $ 315,685    $ 304,575    $ 179,937     $182,069
  =========   ========     =========    =========    =========     ========


      507        1,102         2,932        3,981          836          264

       --           --            --       20,251           --       18,029
       --           --            --           --           --           --
        1           --            20           24           23            9
     (432)        (673)       (1,973)      (4,155)      (1,086)        (182)
  ---------   --------     ---------    ---------    ---------     --------
      (76)         429           979       20,101         (227)      18,120
  =========   ========     =========    =========    =========     ========
      121          298           195          467           --           --
       --           --            --           --           --           --
        5           11             9           10           --           --
     (157)        (189)         (165)        (133)          --           --
  ---------   --------     ---------    ---------    ---------     --------
      (31)         120            39          344           --           --
  =========   ========     =========    =========    =========     ========

       --           --            --           --           --           --
       --           --            --           --           --           --
       --           --            --           --           --           --
       --           --            --           --           --           --
  =========   ========     =========    =========    =========     ========
       --           --            --           --           --           --
  =========   ========     =========    =========    =========     ========
      (45)         549         1,018       20,445         (227)      18,120
  =========   ========     =========    =========    =========     ========

[WIDE TABLE CONTINUED FROM ABOVE]


    INTERMEDIATE                                           REAL ESTATE
    TAX FREE FUND              BALANCED FUND             SECURITIES FUND
  ......................    ......................    ....................
    10/1/97      10/1/96      10/1/97      10/1/96     10/1/97     10/1/96
         to           to           to           to          to          to
    3/31/98      9/30/97      3/31/98      9/30/97     3/31/98     9/30/97
  ---------    ---------    ---------    ---------    --------    --------
  $   9,687    $  10,029    $   7,845    $  12,335    $  1,357    $  1,396
      1,958        2,619       38,100       41,325       1,717         822
        287        1,523       (4,454)      44,532      (1,632)      7,510
  ---------    ---------    ---------    ---------    --------    --------
     11,932       14,171       41,491       98,192       1,442       9,728
  ---------    ---------    ---------    ---------    --------    --------


     (9,597)      (9,897)      (6,745)     (11,095)     (1,342)     (1,132)
       (128)        (138)        (500)        (721)        (52)        (46)
         --           --         (472)        (589)        (67)        (52)
     (2,516)        (412)     (31,658)     (14,766)     (1,126)       (433)
        (31)         (17)      (2,532)        (962)        (52)        (21)
         --           --       (3,407)        (854)        (78)        (32)

         --           --           --           --          --          (9)

         --           --           --           --          --          (1)
  ---------    ---------    ---------    ---------    --------    --------
    (12,272)     (10,464)     (45,314)     (28,987)     (2,717)     (1,726)
  =========    =========    =========    =========    ========    ========


     49,267       35,896       78,347       94,094      28,767      18,012
         --      369,839           --           --          --          --
         --           --       94,226           --          --          --
      1,745          607       37,149       25,618         587          79
    (29,950)     (45,984)     (94,065)     (94,297)     (3,219)     (2,773)
  ---------    ---------    ---------    ---------    --------    --------
     21,062      360,358      115,657       25,415      26,135      15,318
  ---------    ---------    ---------    ---------    --------    --------

      4,228        2,642       10,878       10,369         599       1,850
         --           --        2,345           --          --          --
         73           78        2,904        1,632          83          51
       (908)      (1,549)      (3,368)      (4,969)       (282)       (306)
  ---------    ---------    ---------    ---------    --------    --------
      3,393        1,171       12,759        7,032         400       1,595
  ---------    ---------    ---------    ---------    --------    --------
         --           --       11,489       24,636         589       2,731
         --           --        5,078           --          --          --
         --           --        3,735        1,396         131          76
         --           --       (2,548)      (2,836)       (184)       (182)
  ---------    ---------    ---------    ---------    --------    --------
         --           --       17,754       23,196         536       2,625
  ---------    ---------    ---------    ---------    --------    --------
     24,455      361,529      146,170       55,643      27,071      19,538
  ---------    ---------    ---------    ---------    --------    --------
     24,115      365,236      142,347      124,848      25,796      27,540
    434,848       69,612      494,103      369,255      45,924      18,384
  =========    =========    =========    =========    ========    ========
  $ 458,963    $ 434,848    $ 636,450    $ 494,103    $ 71,720    $ 45,924
  =========    =========    =========    =========    ========    ========


      4,529        3,359        5,317        6,716       1,969       1,356

         --       34,393           --           --          --          --
         --           --        6,642           --          --          --
        161           56        2,633        1,874          41           6
     (2,759)      (4,259)      (6,545)      (6,796)       (221)       (213)
  ---------    ---------    ---------    ---------    --------    --------
      1,931       33,549        8,047        1,794       1,789       1,149
  =========    =========    =========    =========    ========    ========
        388          247          744          729          41         140
         --           --          166           --          --          --
          7            7          206          119           6           4
        (84)        (145)        (245)        (344)        (20)        (23)
  ---------    ---------    ---------    ---------    --------    --------
        311          109          871          504          27         121
  =========    =========    =========    =========    ========    ========

         --           --          788        1,759          41         208
         --           --          360           --          --          --
         --           --          267          102           9           6
         --           --         (174)        (202)        (12)        (14)
  =========    =========    =========    =========    ========    ========
         --           --        1,241        1,659          38         200
  =========    =========    =========    =========    ========    ========
      2,242       33,658       10,159        3,957       1,854       1,470
  =========    =========    =========    =========    ========    ========


(3)The California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund commenced operations on August 8, 1997. * The Balanced Fund acquired the FAIF Asset Allocation Fund.

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                  (Unaudited)


                                                                           EQUITY                    EQUITY
                                                                        INCOME FUND                INDEX FUND
                                                                   .....................    .......................
                                                                     10/1/97     10/1/96       10/1/97      10/1/96
                                                                          to          to            to           to
                                                                     3/31/98     9/30/97       3/31/98      9/30/97
                                                                   ---------   ---------    ----------    ---------
 OPERATIONS:
 Investment income (loss) - net                                    $   5,573   $   6,502    $    5,930    $   7,408
 Net realized gain on investments                                     12,872      21,119        44,558       16,563
 Net realized gain on futures contracts                                   --          --         2,922        2,759
 Net realized loss on closing and expiration of options written           --          --            --           --
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                       --          --            --           --
 Net change in unrealized appreciation (depreciation) of
  investments                                                         36,835      27,751        96,432      129,164
 Net change in unrealized depreciation of futures contracts               --          --            89          (48)
 Net change in unrealized depreciation of purchased options
  contracts                                                               --          --            --           --
 Net change in unrealized appreciation (depreciation) on
  forward foreign currency contracts, foreign currency and translation
  of other assets and liabilities in foreign currency                     --          --            --           --
                                                                   ---------   ---------    ----------    ---------
 Net increase in net assets resulting from operations                 55,280      55,372       149,931      155,846
                                                                   ---------   ---------    ----------    ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                             (5,428)     (6,071)       (5,651)      (7,188)
  Retail class A                                                        (122)       (120)         (163)        (138)
  Retail class B                                                         (70)       (111)          (78)         (92)
 Net realized gain on investments:
  Class Y                                                            (20,162)     (1,790)      (39,689)      (9,833)
  Retail class A                                                        (524)        (68)       (1,395)        (187)
  Retail class B                                                        (372)       (106)       (1,890)        (245)
                                                                   ---------   ---------    ----------    ---------
 TOTAL DISTRIBUTIONS                                                 (26,678)     (8,266)      (48,866)     (17,683)
                                                                   =========   =========    ==========    =========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y
  Proceeds from sales                                                 25,723      25,317       158,827      134,912
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                            --     265,585            --           --
  Shares issued in connection with acquisition
   of Qualivest Fund                                                      --          --       345,903           --
  Reinvestment of distributions                                        2,989         358        40,322       15,628
  Payments for redemptions                                           (25,314)    (30,860)     (174,709)     (72,939)
                                                                   ---------   ---------    ----------    ---------
 Increase in net assets from Class Y transactions                      3,398     260,400       370,343       77,601
                                                                   ---------   ---------    ----------    ---------
 Retail class A:
  Proceeds from sales                                                 13,920       7,046        28,020       10,915
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                   --          --         5,782           --
  Reinvestment of distributions                                          440         154         1,379          299
  Payments for redemptions                                           (12,440)     (3,548)      (16,884)      (4,435)
                                                                   ---------   ---------    ----------    ---------
 Increase (decrease) in net assets from Retail class A
  transactions                                                         1,920       3,652        18,297        6,779
                                                                   ---------   ---------    ----------    ---------
 Retail class B:
  Proceeds from sales                                                  1,306       2,145         9,595       12,706
  Reinvestment of distributions                                          424         206         1,920          333
  Payments for redemptions                                              (511)       (636)       (1,429)      (1,626)
                                                                   ---------   ---------    ----------    ---------
 Increase in net assets from Retail class B transactions               1,219       1,715        10,086       11,413
                                                                   ---------   ---------    ----------    ---------
 Increase in net assets from capital share transactions                6,537     265,767       398,726       95,793
                                                                   ---------   ---------    ----------    ---------
 Total increase in net assets                                         35,139     312,873       499,791      233,956
 NET ASSETS AT BEGINNING OF PERIOD                                   383,814      70,941       596,968      363,012
                                                                   =========   =========    ==========    =========
 NET ASSETS AT END OF PERIOD (2)                                   $ 418,953   $ 383,814    $1,096,759    $ 596,968
                                                                   =========   =========    ==========    =========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y
  Shares issued                                                        1,649       1,790         7,798        7,433
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                            --      18,802            --           --
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                   --          --        17,735           --
  Shares issued in lieu of cash distributions                            197          25         2,102          917
  Shares redeemed                                                     (1,606)     (2,157)       (8,582)      (4,009)
                                                                   ---------   ---------    ----------    ---------
 TOTAL CLASS Y TRANSACTIONS                                              240      18,460        19,053        4,341
                                                                   =========   =========    ==========    =========
 Retail class A:
  Shares issued                                                          895         497         1,390          607
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                   --          --           296           --
  Shares issued in lieu of cash distributions                             29          11            72           18
  Shares redeemed                                                       (804)       (248)         (867)        (257)
                                                                   ---------   ---------    ----------    ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                       120         260           891          368
                                                                   =========   =========    ==========    =========
 Retail class B:
  Shares issued                                                           82         155           469          687
  Shares issued in lieu of cash distributions                             28          15           101           20
  Shares redeemed                                                        (33)        (45)          (68)         (93)
                                                                   ---------   ---------    ----------    ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                        77         125           502          614
                                                                   =========   =========    ==========    =========
 NET INCREASE IN CAPITAL SHARES                                          437      18,845        20,446        5,323
                                                                   =========   =========    ==========    =========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          LARGE CAP                 LARGE CAP
                                                                          VALUE FUND               GROWTH FUND
                                                                 ..........................    ......................
                                                                      10/1/97        10/1/96      10/1/97      10/1/96
                                                                           to             to           to           to
                                                                      3/31/98        9/30/97      3/31/98      9/30/97
                                                                  -----------    -----------    ---------    ---------
                                                                                                                       <
 OPERATIONS:
 Investment income (loss) - net                                   $     7,651    $    11,503    $   3,011    $   3,987
 Net realized gain on investments                                     151,929        166,898       31,682       56,183
 Net realized gain on futures contracts                                    --             --           --           --
 Net realized loss on closing and expiration of options written            --             --           --           --
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                        --             --           --           --
 Net change in unrealized appreciation (depreciation) of
  investments                                                         (24,350)       104,252       54,178       83,459
 Net change in unrealized depreciation of futures contracts                --             --           --           --
 Net change in unrealized depreciation of purchased options
  contracts                                                                --             --           --           --
 Net change in unrealized appreciation (depreciation) on
  forward foreign currency contracts, foreign currency and
  translation of other assets and liabilities in foreign currency          --             --           --           --
                                                                  -----------    -----------    ---------    ---------
 Net increase in net assets resulting from operations                 135,230        282,653       88,871      143,629
                                                                  -----------    -----------    ---------    ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                              (7,125)       (11,699)      (2,906)      (4,005)
  Retail class A                                                         (313)          (419)         (52)         (57)
  Retail class B                                                         (109)          (253)         (11)         (12)
 Net realized gain on investments:
  Class Y                                                            (142,761)       (36,144)     (53,851)      (4,541)
  Retail class A                                                       (7,051)        (1,898)      (1,066)        (113)
  Retail class B                                                       (7,436)        (2,030)        (757)        (123)
                                                                  -----------    -----------    ---------    ---------
 TOTAL DISTRIBUTIONS                                                 (164,795)       (52,443)     (58,643)      (8,851)
                                                                  ===========    ===========    =========    =========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y
  Proceeds from sales                                                 256,364        369,573       93,787       54,925
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                        265,740        177,039           --      360,927
  Shares issued in connection with acquisition
   of Qualivest Fund                                                  161,636             --           --           --
  Reinvestment of distributions                                        90,544         30,785       11,287        2,499
  Payments for redemptions                                           (321,327)      (165,426)     (65,221)     (93,542)
                                                                  -----------    -----------    ---------    ---------
 Increase in net assets from Class Y transactions                     452,957        411,971       39,853      324,809
                                                                  -----------    -----------    ---------    ---------
 Retail class A:
  Proceeds from sales                                                  23,803         35,133       10,115       17,452
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                 9,139             --           --           --
  Reinvestment of distributions                                         6,677          2,180          743          139
  Payments for redemptions                                            (11,038)       (18,329)      (4,458)     (13,295)
                                                                  -----------    -----------    ---------    ---------
 Increase (decrease) in net assets from Retail class A
  transactions                                                         28,581         18,984        6,400        4,296
                                                                  -----------    -----------    ---------    ---------
 Retail class B:
  Proceeds from sales                                                  10,911         22,592        1,130        2,391
  Reinvestment of distributions                                         7,337          2,232          751          130
  Payments for redemptions                                             (2,265)        (4,414)        (516)        (742)
                                                                  -----------    -----------    ---------    ---------
 Increase in net assets from Retail class B transactions               15,983         20,410        1,365        1,779
                                                                  -----------    -----------    ---------    ---------
 Increase in net assets from capital share transactions               497,521        451,365       47,618      330,884
                                                                  -----------    -----------    ---------    ---------
 Total increase in net assets                                         467,956        681,575       77,846      465,662
 NET ASSETS AT BEGINNING OF PERIOD                                  1,199,062        517,487      702,655      236,993
                                                                  ===========    ===========    =========    =========
 NET ASSETS AT END OF PERIOD (2)                                  $ 1,667,018    $ 1,199,062    $ 780,501    $ 702,655
                                                                  ===========    ===========    =========    =========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y
  Shares issued                                                        10,440         15,111        5,623        3,578
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                         10,793          7,432           --       24,454
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                 6,653             --           --           --
  Shares issued in lieu of cash distributions                           3,790          1,318          711          172
  Shares redeemed                                                     (13,079)        (6,620)      (3,841)      (6,125)
                                                                  -----------    -----------    ---------    ---------
 TOTAL CLASS Y TRANSACTIONS                                            18,597         17,241        2,493       22,079
                                                                  ===========    ===========    =========    =========
 Retail class A:
  Shares issued                                                           943          1,344          600        1,125
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                   376             --           --           --
  Shares issued in lieu of cash distributions                             280             94           47           10
  Shares redeemed                                                        (442)          (702)        (259)        (843)
                                                                  -----------    -----------    ---------    ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                      1,157            736          388          292
                                                                  ===========    ===========    =========    =========
 Retail class B:
  Shares issued                                                           430            916           66          157
  Shares issued in lieu of cash distributions                             310             97           48            9
  Shares redeemed                                                         (90)          (178)         (30)         (49)
                                                                  -----------    -----------    ---------    ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                        650            835           84          117
                                                                  ===========    ===========    =========    =========
 NET INCREASE IN CAPITAL SHARES                                        20,404         18,812        2,965       22,488
                                                                  ===========    ===========    =========    =========



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                         MID CAP
                                                                        VALUE FUND
                                                                  .......................
                                                                    10/1/96      10/1/97
                                                                         to           to
                                                                    9/30/97      3/31/98
                                                                  ---------    ---------
 OPERATIONS:
 Investment income (loss) - net                                   $   3,247        1,538
 Net realized gain on investments                                    85,750       78,939
 Net realized gain on futures contracts                                  --           --
 Net realized loss on closing and expiration of options written     (25,947)      (7,033)
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                      --           --
 Net change in unrealized appreciation (depreciation) of
  investments                                                        83,135       (8,679)
 Net change in unrealized depreciation of futures contracts              --           --
 Net change in unrealized depreciation of purchased options
  contracts                                                            (375)      (1,633)
 Net change in unrealized appreciation (depreciation) on
  forward foreign currency contracts, foreign currency and
  translation of other assets and liabilities in foreign currency        --           --
                                                                  ---------    ---------
 Net increase in net assets resulting from operations               145,810       63,132
                                                                  ---------    ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                            (3,102)      (1,283)
  Retail class A                                                       (123)         (61)
  Retail class B                                                        (20)          (8
 Net realized gain on investments:
  Class Y                                                           (39,325)     (63,590)
  Retail class A                                                     (2,868)      (4,144)
  Retail class B                                                     (2,274)      (4,617)
                                                                  ---------    ---------
 DISTRIBUTIONS IN EXCESS OF REALIZED CAPITAL GAIN
  Class Y                                                                --           --
  Retail class A                                                         --           --
  Retail class B                                                         --           --
                                                                  ---------    ---------

 TOTAL DISTRIBUTIONS                                                (47,712)     (73,703)
                                                                  =========    =========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y
  Proceeds from sales                                               110,674      160,016
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                       80,933           --
  Shares issued in connection with acquisition
   of Qualivest Fund                                                     --           --
  Reinvestment of distributions                                      35,430       44,708
  Payments for redemptions                                          (53,232)     (69,540)
                                                                  ---------    ---------
 Increase in net assets from Class Y transactions                   173,805      135,184
                                                                  ---------    ---------
 Retail class A:
  Proceeds from sales                                                50,140       33,711
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                  --           --
  Reinvestment of distributions                                       2,873        3,983
  Payments for redemptions                                          (40,915)     (26,668)
                                                                  ---------    ---------
 Increase (decrease) in net assets from Retail class A
  transactions                                                       12,098       11,026
                                                                  ---------    ---------
 Retail class B:
  Proceeds from sales                                                18,981        8,975
  Reinvestment of distributions                                       2,246        4,475
  Payments for redemptions                                           (2,726)      (1,833)
                                                                  ---------    ---------
 Increase in net assets from Retail class B transactions             18,501       11,617
                                                                  ---------    ---------
 Increase in net assets from capital share transactions             204,404      157,827
                                                                  ---------    ---------
 Total increase in net assets                                       302,502      147,256
 NET ASSETS AT BEGINNING OF PERIOD                                  278,662      581,164
                                                                  =========    =========
 NET ASSETS AT END OF PERIOD (2)                                  $ 581,164    $ 728,420
                                                                  =========    =========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y
  Shares issued                                                       5,214        7,321
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                        4,323           --
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                  --           --
  Shares issued in lieu of cash distributions                         1,921        2,292
  Shares redeemed                                                    (2,555)      (3,225)
                                                                  ---------    ---------
 TOTAL CLASS Y TRANSACTIONS                                           8,903        6,388
                                                                  =========    =========
 Retail class A:
  Shares issued                                                       2,393        1,507
  Shares issued in connection with acquisition of Qualivest
   Fund                                                                  --           --
  Shares issued in lieu of cash distributions                           156          204
  Shares redeemed                                                    (1,975)      (1,169)
                                                                  ---------    ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                      574          542
                                                                  =========    =========
 Retail class B:
  Shares issued                                                         910          404
  Shares issued in lieu of cash distributions                           123          233
  Shares redeemed                                                      (136)         (84)
                                                                  ---------    ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                      897          553
                                                                  =========    =========
 NET INCREASE IN CAPITAL SHARES                                      10,374        7,483
                                                                  =========    =========

(2)  Includes undistributed (distribution in excess of) net investment income
     (000) of $264 and $311 for Equity Income Fund, $208 and $185 for Equity Index Fund, $338 and $245 for Large Cap Value Fund, $151 and $109 for Large Cap Growth Fund, $336 and $150 for Mid Cap Value Fund, $(101) and $0 for Regional Equity Fund, accumulated net investment (loss) of $(41) and $(4) for Small Cap Growth Fund, $156 and accumulated net investment loss of $(150)* and $57+ for Small Cap Value Fund, $33 and $0 for Micro Cap Value Fund, accumulated net investment loss $(70), $1,019* and $706+ for International Index Fund, at March 31, 1998 and September 30, 1997, respectively. *November 30, 1997 + July 31, 1997


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

        REGIONAL                  SMALL CAP                      SMALL CAP
      EQUITY FUND                GROWTH FUND                     VALUE FUND
 .....................    ......................    ...................................
  10/1/97      10/1/96      10/1/97      10/1/96      12/1/97       8/1/97       8/1/96
       to           to           to           to           to           to           to
  3/31/98      9/30/97      3/31/98      9/30/97      3/31/98     11/30/97      7/31/97
---------    ---------    ---------    ---------    ---------    ---------    ---------
$      26    $     825    $     (36)   $    (356)   $     782    $    (114)   $     906
   17,848       19,934        8,196       11,274        6,678        2,299       40,605
       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
      137       92,092        1,519       22,599       31,898        8,373       94,682
       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------
   18,011      112,851        9,679       33,517       39,358       10,558      136,193
---------    ---------    ---------    ---------    ---------    ---------    ---------
     (127)      (1,903)          (1)          --         (477)         (93)      (1,010)
       --          (99)          --           --           --           --          (13)
       --           --           --           --           --           --           --
  (12,842)      (9,965)     (12,126)      (3,321)     (33,301)          --      (33,661)
   (1,389)        (992)        (291)         (92)      (1,320)          --       (1,347)
   (1,723)      (1,103)        (100)         (39)          (4)          --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------

       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
       --           --           --           --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------

  (16,081)     (14,062)     (12,518)      (3,452)     (35,102)         (93)     (36,031)
=========    =========    =========    =========    =========    =========    =========
   64,160       82,313       64,858       63,740      139,867      117,751      173,955
       --           --           --       46,861           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------
    9,880        9,670        3,820        1,052       32,115           82       32,450
  (81,668)     (81,950)     (47,900)     (61,470)    (117,977)    (116,562)    (150,179)
---------    ---------    ---------    ---------    ---------    ---------    ---------
   (7,628)      10,033       20,778       50,183       54,005        1,271       56,226
---------    ---------    ---------    ---------    ---------    ---------    ---------
    9,702       15,573       64,156       95,546       25,000       18,971       52,025
       --           --           --           --           --           --           --
    1,324        1,069          214           80        1,326           --        1,289
  (11,864)     (12,175)     (61,689)     (93,700)     (26,135)     (22,884)     (45,325)
---------    ---------    ---------    ---------    ---------    ---------    ---------
     (838)       4,467        2,681        1,926          191       (3,913)       7,989
---------    ---------    ---------    ---------    ---------    ---------    ---------
    3,893        7,413          324          374          126            1           --
    1,684        1,083          100           40            4           --           --
   (1,362)      (5,552)         (73)        (139)          --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------
    4,215        2,944          351          275          130            1           --
---------    ---------    ---------    ---------    ---------    ---------    ---------
   (4,251)      17,444       23,810       52,384       54,326       (2,641)      64,215
---------    ---------    ---------    ---------    ---------    ---------    ---------
   (2,321)     116,233       20,971       82,449       58,582        7,824      164,377
  428,367      312,134      158,140       75,691      480,241      472,417      308,040
=========    =========    =========    =========    =========    =========    =========
$ 426,046    $ 428,367    $ 179,111    $ 158,140    $ 538,823    $ 480,241    $ 472,417
=========    =========    =========    =========    =========    =========    =========
    2,945        4,368        4,074        4,420        8,260        6,328       11,349
       --           --           --        3,471           --           --           --
       --           --           --           --           --           --           --
      477          541          262           79        1,980            4        2,252
   (3,686)      (4,353)      (3,019)      (4,311)      (6,925)      (6,230)      (9,756)
---------    ---------    ---------    ---------    ---------    ---------    ---------
     (264)         556        1,317        3,659        3,315          102        3,845
=========    =========    =========    =========    =========    =========    =========
      423          737        4,031        6,638        1,465        1,021        3,332
       --           --           --           --           --           --           --
       64           60           15            6           82           --           90
     (524)        (598)      (3,848)      (6,470)      (1,520)      (1,225)      (2,899)
---------    ---------    ---------    ---------    ---------    ---------    ---------
      (37)         199          198          174           27         (204)         523
=========    =========    =========    =========    =========    =========    =========
      180          407           21           26            7           --           --
       83           62            7            3           --           --           --
      (63)        (305)          (5)         (10)          --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------
      200          164           23           19            7           --           --
=========    =========    =========    =========    =========    =========    =========
     (101)         919        1,538        3,852        3,349         (102)       4,368
=========    =========    =========    =========    =========    =========    =========


[WIDE TABLE CONTINUED FROM ABOVE]


        MICRO CAP                    INTERNATIONAL
       VALUE FUND                      INDEX FUND
 ......................    ...................................
  10/1/97       8/9/97      12/1/97       8/1/97       8/1/96
       to           to           to           to           to
  3/31/98      9/30/97(3)   3/31/98     11/30/97      7/31/97
---------    ---------    ---------    ---------    ---------
$     218    $      (7)   $     487    $     828    $   1,979
   19,789       11,421        1,908        3,662         (315)
       --           --           --           --           --
       --           --           --         (142)         (97)
       --           --           (6)          --           --
  (23,835)      10,789       16,278      (28,010)      28,681
       --           --           --           --           --
       --           --           --           --           --
       --           --           (9)           5           (5)
---------    ---------    ---------    ---------    ---------
   (3,828)      22,203       18,658      (23,657)      30,243
---------    ---------    ---------    ---------    ---------
     (185)          --       (1,567)        (512)      (1,705)
       --           --           (9)          (3)         (14)
       --           --           --           --           --
  (12,784)          --           --           --         (310)
      (15)          --           --           --           (4)
       (7)          --           --           --           --
       --           --                                   (120)
       --           --                                     (2)
       --           --                                     --
---------    ---------    ---------    ---------    ---------
  (12,991)          --       (1,576)        (515)      (2,155)
=========    =========    =========    =========    =========
    8,572        3,788       24,821       34,854       80,334
       --      239,118           --           --           --
       --           --           --           --           --
    6,016           --        1,211          333        1,523
  (36,918)     (18,504)     (54,992)     (65,749)     (41,656)
---------    ---------    ---------    ---------    ---------
  (22,330)     224,402      (28,960)     (30,562)      40,201
---------    ---------    ---------    ---------    ---------
    3,699           41          197           49          400
       --           --           --           --           --
        9           --            9            3           19
   (3,255)          --          (60)        (215)      (1,047)
---------    ---------    ---------    ---------    ---------
      453           41          146         (163)        (628)
---------    ---------    ---------    ---------    ---------
      145           49           39            1           --
        7           --           --           --           --
       (2)          --           --           --           --
---------    ---------    ---------    ---------    ---------
      150           49           39            1           --
---------    ---------    ---------    ---------    ---------
  (21,727)     224,492      (28,775)     (30,724)      39,573
---------    ---------    ---------    ---------    ---------
  (38,546)     246,695      (11,693)     (54,896)      67,661
  246,695            0      157,247      212,143      144,482
=========    =========    =========    =========    =========
$ 208,149    $ 246,695    $ 145,554    $ 157,247    $ 212,143
=========    =========    =========    =========    =========
      848          367        2,156        3,022        7,211
       --       23,912           --           --           --
       --           --           --           --           --
      656           --          112           28          137
   (3,812)      (1,768)      (4,867)      (5,882)      (3,656)
---------    ---------    ---------    ---------    ---------
   (2,308)      22,511       (2,599)      (2,832)       3,692
=========    =========    =========    =========    =========
      365            4           17            4           36
       --           --           --           --           --
        1           --            1           --            2
     (320)          --           (5)         (18)         (96)
---------    ---------    ---------    ---------    ---------
       46            4           13          (14)         (58)
=========    =========    =========    =========    =========
       15            5            3           --           --
       --           --           --           --           --
       --           --           --           --           --
---------    ---------    ---------    ---------    ---------
       15            5            3           --           --
=========    =========    =========    =========    =========
   (2,247)      22,520       (2,583)      (2,846)       3,634
=========    =========    =========    =========    =========



(3)  The Micro Cap Value Fund commenced operations on August 8, 1997.
(4) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                  (Unaudited)

                                                                  INTERNATIONAL                HEALTH              TECHNOLOGY
                                                                       FUND                 SCIENCES FUND              FUND
                                                              ....................       ..................   .....................
                                                               10/1/97     10/1/96       10/1/97    10/1/96     10/1/97     10/1/96
                                                                    to          to            to         to          to          to
                                                               3/31/98     9/30/97       3/31/98    9/30/97     3/31/98     9/30/97
                                                             ---------   ---------      --------   --------   ---------   ---------
 OPERATIONS:
 Investment income (loss) - net                              $    (481)  $      75      $     63   $     15   $    (364)  $    (583)
 Net realized gain on investments                                5,589       5,280         3,495      4,727       8,450       9,979
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                             (5,126)     11,283            --         --          --          --
 Net change in unrealized appreciation (depreciation) of
  investments                                                   30,614      33,294          (402)     4,407      (5,717)     15,172
 Net change in unrealized depreciation of purchased options
  contracts, forward foreign currency contracts, foreign
  currency and translation of other assets and liabilities in
  foreign currency                                               3,425      (1,826)           --         --          --          --
                                                             ---------   ---------      --------   --------   ---------   ---------
 Net increase in net assets resulting from operations           34,021      48,106         3,156      9,149       2,369      24,568
                                                             ---------   ---------      --------   --------   ---------   ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Class Y                                                       (9,365)     (2,226)(4)       (50)       (34)         --          --
  Retail class A                                                  (106)        (30)(4)        (1)        --          --          --
  Retail class B                                                   (74)        (12)(4)        --         --          --          --
 Net realized gain on investments:
  Class Y                                                       (4,550)         --        (5,049)      (128)     (8,701)     (6,933)
  Retail class A                                                   (56)         --          (287)        (5)       (492)       (379)
  Retail class B                                                   (44)         --           (74)        (3)       (562)       (555)
                                                             ---------   ---------      --------   --------   ---------   ---------
 TOTAL DISTRIBUTIONS                                           (14,195)     (2,268)       (5,461)      (170)     (9,755)     (7,867)
                                                             =========   =========      ========   ========   =========   =========
 CAPITAL SHARE TRANSACTIONS (1):
 Class Y
  Proceeds from sales                                          122,709      56,808         4,950      2,588      33,426      51,459
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                      --          --            --     26,179          --      67,009
  Shares issued in connection with acquisition
   of Qualivest Fund                                                --          --            --         --          --          --
  Reinvestment of distributions                                  7,845       1,223           589         38       1,656       1,962
  Payments for redemptions                                     (29,156)    (19,454)       (5,630)    (8,779)    (39,828)    (51,305)
                                                             ---------   ---------      --------   --------   ---------   ---------
 Increase in net assets from Class Y transactions              101,398      38,577           (91)    20,026      (4,746)     69,125
                                                             ---------   ---------      --------   --------   ---------   ---------
 Retail class A:
  Proceeds from sales                                          105,202      87,168         1,639        471      59,710      82,163
  Shares issued in connection with acquisition of Qualivest
   Fund                                                             --          --            --         --          --          --
  Reinvestment of distributions                                    155          23            99          6         318         354
  Payments for redemptions                                    (104,440)    (82,983)          (66)      (414)    (54,266)    (82,711)
                                                             ---------   ---------      --------   --------   ---------   ---------
 Increase (decrease) in net assets from Retail class A
  transactions                                                     917       4,208         1,672         63       5,762        (194)
                                                             ---------   ---------      --------   --------   ---------   ---------
 Retail class B:
  Proceeds from sales                                              355         899           192        247       1,255       3,349
  Reinvestment of distributions                                    114          12            74          3         551         550
  Payments for redemptions                                        (130)       (306)          (18)      (105)       (632)     (1,127)
                                                             ---------   ---------      --------   --------   ---------   ---------
 Increase in net assets from Retail class B transactions           339         605           248        145       1,174       2,772
                                                             ---------   ---------      --------   --------   ---------   ---------
 Increase in net assets from capital share transactions        102,654      43,390         1,829     20,234       2,190      71,703
                                                             ---------   ---------      --------   --------   ---------   ---------
 Total increase in net assets                                  122,480      89,228          (476)    29,213      (5,196)     88,404
 NET ASSETS AT BEGINNING OF PERIOD                             227,605     138,377        42,608     13,395     162,686      74,282
                                                             =========   =========      ========   ========   =========   =========
 NET ASSETS AT END OF PERIOD (2)                             $ 350,085   $ 227,605      $ 42,132   $ 42,608   $ 157,490   $ 162,686
                                                             =========   =========      ========   ========   =========   =========
(1)CAPITAL SHARE TRANSACTIONS:
 Class Y
  Shares issued                                                 10,095       4,877           456        253       1,901       3,046
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                      --          --            --      2,753          --       3,862
  Shares issued in connection with acquisition of Qualivest
   Fund                                                             --          --            --         --          --          --
  Shares issued in lieu of cash distributions                      680         118            61          4         107         116
  Shares redeemed                                               (2,356)     (1,681)         (515)      (860)     (2,245)     (3,046)
                                                             ---------   ---------      --------   --------   ---------   ---------
 TOTAL CLASS Y TRANSACTIONS                                      8,419       3,314             2      2,150        (237)      3,978
                                                             =========   =========      ========   ========   =========   =========
 Retail class A:
  Shares issued                                                  8,537       7,347           140         45       3,365       4,834
  Shares issued in connection with acquisition of Qualivest
   Fund                                                             --          --            --         --          --          --
  Shares issued in lieu of cash distributions                       13           2            10          1          21          21
  Shares redeemed                                               (8,359)     (6,933)           (6)       (40)     (3,037)     (4,829)
                                                             ---------   ---------      --------   --------   ---------   ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                 191         416           144          6         349          26
                                                             =========   =========      ========   ========   =========   =========
 Retail class B:
  Shares issued                                                     29          79            18         24          72         209
  Shares issued in lieu of cash distributions                       10           1             8         --          37          33
  Shares redeemed                                                  (11)        (27)           (2)       (10)        (36)        (69)
                                                             ---------   ---------      --------   --------   ---------   ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                  28          53            24         14          73         173
                                                             =========   =========      ========   ========   =========   =========
 NET INCREASE IN CAPITAL SHARES                                  8,638       3,783           170      2,170         185       4,177
                                                             =========   =========      ========   ========   =========   =========

(2) Includes accumulated net investment loss of (000): $(120) and undistributed net investment income of $9,906 for International Fund, undistributed net investment income of $13 and $1 for Health Sciences Fund and $(368) and $(4) for Technology Fund at March 31, 1998 and September 30, 1997 respectively.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period




                        NET ASSET                 DIVIDENDS   NET ASSET
                          VALUE         NET       FROM NET      VALUE
                        BEGINNING   INVESTMENT   INVESTMENT     END OF
                        OF PERIOD     INCOME       INCOME       PERIOD
                       ................................................
PRIME OBLIGATIONS FUND
 CLASS Y
 1998*                   $  1.00     $  0.027     $ (0.027)    $  1.00
 1997                       1.00        0.052       (0.052)       1.00
 1996                       1.00        0.052       (0.052)       1.00
 1995                       1.00        0.055       (0.055)       1.00
 1994                       1.00        0.035       (0.035)       1.00
 1993                       1.00        0.030       (0.030)       1.00
 1992                       1.00        0.039       (0.039)       1.00
 1991                       1.00        0.064       (0.064)       1.00
 1990(1)                    1.00        0.046       (0.046)       1.00
 RETAIL CLASS A
 1998*                   $  1.00     $  0.025     $ (0.025)    $  1.00
 1997                       1.00        0.049       (0.049)       1.00
 1996                       1.00        0.050       (0.050)       1.00
 1995(2)                    1.00        0.038       (0.038)       1.00
 RETAIL CLASS B
 1998*                   $  1.00     $  0.022     $ (0.022)    $  1.00
 1997                       1.00        0.042       (0.042)       1.00
 1996                       1.00        0.042       (0.042)       1.00
 1995(3)                    1.00        0.032       (0.032)       1.00
 CLASS D
 1998*                   $  1.00     $            $ (0.026)    $  1.00
 1997                       1.00        0.050       (0.050)       1.00
 1996                       1.00        0.051       (0.051)       1.00
 1995(4)                    1.00        0.038       (0.038)       1.00
GOVERNMENT OBLIGATIONS FUND
 CLASS Y
 1998*                   $  1.00     $  0.026     $ (0.026)    $  1.00
 1997                       1.00        0.051       (0.051)       1.00
 1996                       1.00        0.051       (0.051)       1.00
 1995                       1.00        0.054       (0.054)       1.00
 1994                       1.00        0.034       (0.034)       1.00
 1993                       1.00        0.028       (0.028)       1.00
 1992                       1.00        0.038       (0.038)       1.00
 1991                       1.00        0.060       (0.060)       1.00
 1990(1)                    1.00        0.045       (0.045)       1.00
 CLASS D
 1998*                   $  1.00     $  0.025     $ (0.025)    $  1.00
 1997                       1.00        0.049       (0.049)       1.00
 1996                       1.00        0.050       (0.050)       1.00
 1995(2)                    1.00        0.038       (0.038)       1.00
TREASURY OBLIGATIONS FUND
 CLASS Y
 1998*                   $  1.00     $  0.026     $ (0.026)    $  1.00
 1997                       1.00        0.050       (0.050)       1.00
 1996                       1.00        0.050       (0.050)       1.00
 1995(4)                    1.00        0.038       (0.038)       1.00
 RETAIL CLASS A
 1998(5)                 $  1.00     $  0.014     $ (0.014)    $  1.00
 CLASS D
 1998*                   $  1.00     $  0.025     $ (0.025)    $  1.00
 1997                       1.00        0.049       (0.049)       1.00
 1996                       1.00        0.049       (0.049)       1.00
 1995                       1.00        0.051       (0.051)       1.00
 1994(6)                    1.00        0.031       (0.031)       1.00
TAX FREE OBLIGATIONS FUND(A)
 CLASS Y
 1998*(7)                $  1.00     $  0.016     $ (0.016)    $  1.00
 1997(8)                    1.00        0.011       (0.011)       1.00
 1997(9)                    1.00        0.031       (0.031)       1.00
 1996(9)                    1.00        0.032       (0.032)       1.00
 1995(9)(10)                1.00        0.019       (0.019)       1.00
 RETAIL CLASS A
 1998*(7)                $  1.00     $  0.014     $ (0.014)    $  1.00
 1997(8)                    1.00        0.010       (0.010)       1.00
 1997(9)                    1.00        0.027       (0.027)       1.00
 1996(9)                    1.00        0.028       (0.028)       1.00
 1995(9)(10)                1.00        0.017       (0.017)       1.00
 CLASS D
 1998*(7)                $  1.00     $  0.010     $ (0.010)    $  1.00
 1997(11)                   1.00        0.00        (0.000)       1.00


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                  RATIO OF
                                                                  RATIO OF NET   EXPENSES TO
                                                      RATIO OF     INVESTMENT      AVERAGE
                                      NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS
                           TOTAL        END OF        AVERAGE        AVERAGE     (EXCLUDING
                          RETURN     PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)
                       ....................................................................
PRIME OBLIGATION
 CLASS Y
 1998*                       2.69%+   $4,917,074        0.45%         5.30%         0.51%
 1997                        5.32      3,615,873        0.45          5.19          0.52
 1996                        5.34      3,166,213        0.45          5.20          0.54
 1995                        5.64      2,911,055        0.45          5.53          0.60
 1994                        3.56      1,307,347        0.45          3.58          0.60
 1993                        3.02        682,988        0.45          2.97          0.62
 1992                        4.02        203,765        0.45          3.90          0.59
 1991                        6.60        193,650        0.45          6.43          0.57
 1990(1)                     4.73+       239,231        0.45          7.90          0.55
 RETAIL CLASS A
 1998*                       2.56%+   $  888,170        0.70%         5.04%         0.76%
 1997                        5.06        218,261        0.70          4.95          0.77
 1996                        5.08        135,146        0.70          4.94          0.79
 1995(2)                     3.84+        96,083        0.70          5.43          0.82
 RETAIL CLASS B
 1998*                       2.18%+   $    1,912        1.45%         4.29%         1.51%
 1997                        4.27          2,018        1.45          4,17          1.52
 1996                        4.29          1,763        1.45          4.15          1.54
 1995(3)                     3.28+            14        1.45          4.70          1.57
 CLASS D
 1998*                       2.61%+   $  456,248        0.60%         5.14%         0.66%
 1997                        5.16        113,064        0.60          5.02          0.67
 1996                        5.18        109,213        0.60          4.98          0.69
 1995(4)                     3.86+         9,735        0.60          5.51          0.72
GOVERNMENT OBLIGATIONS FUND
 CLASS Y
 1998*                       2.63%+   $1,121,584        0.45%         5.18%         0.51%
 1997                        5.20        946,196        0.45          5.07          0.52
 1996                        5.24        777,594        0.45          5.10          0.54
 1995                        5.55        551,286        0.45          5.44          0.60
 1994                        3.48        455,869        0.45          3.61          0.61
 1993                        2.87        237,331        0.45          2.83          0.65
 1992                        3.85         93,770        0.45          3.71          0.64
 1991                        6.22         72,824        0.45          5.90          0.68
 1990(1)                     4.56+        29,704        0.45          7.60          0.98
 CLASS D
 1998*                       2.55%+   $  427,702        0.60%         5.04%         0.66%
 1997                        5.04        337,199        0.60          4.92          0.67
 1996                        5.08        269,382        0.60          4.96          0.69
 1995(2)                     3.85+       198,859        0.60          5.45          0.70
TREASURY OBLIGATIONS FUND
 CLASS Y
 1998*                       2.60%+   $1,465,155        0.45%         5.13%         0.51%
 1997                        5.14        897,797        0.45          5.03          0.53
 1996                        5.15        317,392        0.45          5.00          0.55
 1995(4)                     3.83+       117,171        0.45          5.50          0.55
 RETAIL CLASS A
 1998(5)                     1.21%+   $   80,368        0.70%         4.92%         0.76%
 CLASS D
 1998*                       2.53%+   $3,372,109        0.60%         4.99%         0.66%
 1997                        4.98      2,847,215        0.60          4.88          0.68
 1996                        5.00      1,616,130        0.60          4.86          0.70
 1995                        5.22      1,038,818        0.60          5.13          0.70
 1994(6)                     3.12+       746,090        0.58          3.19          0.68
TAX FREE OBLIGATIONS FUND(A)
 CLASS Y
 1998*(7)                   1.59%+    $  157,779        0.45%         3.07%         0.58%
 1997(8)                    1.08+         10,703        0.64          3.09          0.97
 1997(9)                    3.17           9,137        0.48          3.13          0.83
 1996(9)                    3.22           3,895        0.41          2.92          0.79
 1995(9)(10)                1.88+          1,264        0.59          3.38          0.94
 RETAIL CLASS A
 1998*(7)                   1.44%+    $   41,764        0.70%         2.82%         0.83%
 1997(8)                    0.96+         28,662        0.89          2.83          1.23
 1997(9)                    2.76          31,668        0.88          2.73          1.23
 1996(9)                    2.81          30,143        0.89          2.78          1.25
 1995(9)(10)                1.66+         33,569        1.00          2.98          1.36
 CLASS D
 1998*(7)                   0.70%+    $    4,256        0.60%         3.03%         0.73%
 1997(11)                   0.04+              1        0.60          3.20          9.07


  *  All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax-Free Money Market Fund wre exchanged for Class A shares of Tax Free Obligations Fund; and (ii) Qualivest Class Y and Class Q shares were exchanged for Class Y shares of Tax Free Obligations Fund.
 (1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.
 (2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.
 (3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.
 (4) Commenced operations on January 24, 1995. All ratios for the period have been annualized.
 (5) Commenced operations on November 3, 1997. All ratios for the period have been annualized.
 (6) Commenced operations on October 4, 1993. All ratios for the period have been annualized.
 (7) For the period December 1, 1997 to March 31, 1998. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from November 30 to September 30, effective September 30, 1998.
 (8) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from July 31 to November 30, effective November 30, 1997.
 (9) For the period ended July 31.
(10) Commenced operations January 9, 1995. All ratios for the period have been annualized.
(11) Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                                        REALIZED AND
                                                         UNREALIZED     DIVIDENDS
                            NET ASSET          NET        GAINS OR      FROM NET    DISTRIBUTIONS
                         VALUE BEGINNING   INVESTMENT    (LOSSES) ON   INVESTMENT        FROM
                            OF PERIOD        INCOME      INVESTMENTS     INCOME     CAPITAL GAINS
                        .........................................................................
                                                           . .
LIMITED TERM INCOME FUND
 CLASS Y
 1998*                       $  9.94        $  0.27       $    --       $ (0.27)       $    --
 1997                           9.91           0.56          0.03         (0.56)            --
 1996                           9.92           0.58         (0.01)        (0.58)            --
 1995                           9.85           0.56          0.07         (0.56)            --
 1994(1)                       10.02           0.29         (0.17)        (0.29)            --
 RETAIL CLASS A
 1998*                       $  9.94        $  0.27       $    --       $ (0.27)       $    --
 1997                           9.91           0.56          0.03         (0.56)            --
 1996                           9.92           0.58         (0.01)        (0.58)            --
 1995                           9.85           0.56          0.07         (0.56)            --
 1994                          10.06           0.44         (0.22)        (0.43)            --
 1993(2)                       10.00           0.29          0.07         (0.30)            --
INTERMEDIATE TERM INCOME FUND
 CLASS Y
 1998*                       $  9.98        $  0.27       $  0.08       $ (0.27)       $ (0.02)
 1997                           9.93           0.55          0.13         (0.56)         (0.07)
 1996                           9.94           0.55            --         (0.55)         (0.01)
 1995                           9.55           0.58          0.39         (0.58)            --
 1994(1)                       10.01           0.31         (0.46)        (0.31)            --
 RETAIL CLASS A
 1998*                       $ 10.00        $  0.27       $  0.08       $ (0.27)       $ (0.02)
 1997                           9.93           0.55          0.15         (0.56)         (0.07)
 1996                           9.94           0.55            --         (0.55)         (0.01)
 1995                           9.55           0.59          0.38         (0.58)            --
 1994                          10.22           0.46         (0.56)        (0.46)         (0.11)
 1993(2)                       10.00           0.41          0.29         (0.41)         (0.07)
INTERMEDIATE GOVERNMENT BOND FUND
 CLASS Y
 1998*                       $  9.27        $  0.27       $  0.05       $ (0.27)       $    --
 1997                           9.18           0.54          0.09         (0.54)            --
 1996                           9.29           0.54         (0.11)        (0.54)            --
 1995                           8.98           0.54          0.31         (0.54)            --
 1994(1)                        9.41           0.27         (0.43)        (0.27)            --
 RETAIL CLASS A
 1998*                       $  9.28        $  0.27       $  0.05       $ (0.27)       $    --
 1997                           9.19           0.54          0.09         (0.54)            --
 1996                           9.29           0.54         (0.10)        (0.54)            --
 1995                           8.98           0.54          0.31         (0.54)            --
 1994                           9.52           0.41         (0.51)        (0.39)         (0.05)
 1993                          10.18           0.44          0.02         (0.44)         (0.68)
 1992                          10.25           0.60          0.28         (0.60)         (0.35)
 1991(3)                       10.01           0.65          0.24         (0.65)            --
 1990(4)                       10.05           0.75         (0.04)        (0.75)            --
 1989(4)                        9.99           0.74          0.06         (0.74)            --
 1988(4)(5)                    10.03           0.58         (0.01)        (0.61)            --
FIXED INCOME FUND
 CLASS Y
 1998*                       $ 10.96        $  0.31       $  0.17       $ (0.31)       $ (0.01)
 1997                          10.76           0.62          0.27         (0.62)         (0.07)
 1996                          10.97           0.63         (0.11)        (0.63)         (0.10)
 1995                          10.37           0.66          0.62         (0.65)         (0.03)
 1994(1)                       11.11           0.38         (0.74)        (0.38)            --
 RETAIL CLASS A
 1998*                       $ 10.97        $  0.29       $  0.16       $ (0.29)       $ (0.01)
 1997                          10.77           0.59          0.27         (0.59)         (0.07)
 1996                          10.98           0.61         (0.11)        (0.61)         (0.10)
 1995                          10.37           0.66          0.61         (0.63)         (0.03)
 1994                          11.38           0.57         (0.89)        (0.57)         (0.12)
 1993                          11.13           0.62          0.36         (0.61)         (0.12)
 1992                          10.59           0.66          0.60         (0.66)         (0.06)
 1991(3)                       10.01           0.65          0.58         (0.65)            --
 1990(4)                       10.44           0.74         (0.26)        (0.74)         (0.17)
 1989(4)                       10.13           0.74          0.31         (0.74)            --
 1988(4)(5)                    10.03           0.62          0.13         (0.65)            --
 RETAIL CLASS B
 1998*                       $ 10.91        $  0.25       $  0.17       $ (0.25)       $ (0.01)
 1997                          10.72           0.51          0.26         (0.51)         (0.07)
 1996                          10.94           0.52         (0.11)        (0.53)         (0.10)
 1995                          10.35           0.58          0.60         (0.56)         (0.03)
 1994(6)                       10.54           0.08         (0.17)        (0.10)            --
CALIFORNIA INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                       $ 10.03        $  0.22       $  0.05       $ (0.22)       $    --
 1997(7)                       10.00           0.06          0.03         (0.06)            --
 RETAIL CLASS A
 1998                        $ 10.04        $  0.22       $  0.05       $ (0.22)       $    --
 1997(7)                       10.00           0.06          0.04         (0.06)            --


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                               RATIO OF
                                                                               RATIO OF NET   EXPENSES TO
                         NET ASSET                                 RATIO OF     INVESTMENT      AVERAGE
                           VALUE                   NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO
                           END OF       TOTAL        END OF        AVERAGE        AVERAGE     (EXCLUDING   TURNOVER
                           PERIOD    RETURN (A)   PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)      RATE
                        ...........................................................................................
LIMITED TERM INCOME FUND
 CLASS Y
 1998*                    $  9.94      2.70%+      $  189,969        0.60%          5.39%         0.87%        62%
 1997                        9.94      6.09           184,368        0.60           5.60          0.90        147
 1996                        9.91      5.93            93,588        0.60           5.80          0.84         61
 1995                        9.92      6.57           111,439        0.60           5.67          0.97        120
 1994(1)                     9.85      1.24+           70,266        0.60           4.40          1.03         48
 RETAIL CLASS A
 1998*                    $  9.94      2.70%+      $    4,931        0.60%          5.38%         1.12%        62%
 1997                        9.94      6.09             7,152        0.60           5.61          1.15        147
 1996                        9.91      5.93             7,627        0.60           5.80          1.09         61
 1995                        9.92      6.57             9,977        0.60           5.60          1.22        120
 1994                        9.85      2.21             9,509        0.60           4.17          1.23         48
 1993(2)                    10.06      3.61+          121,800        0.60           3.61          1.27        104
INTERMEDIATE TERM INCOME FUND
 CLASS Y
 1998*                    $ 10.04      3.56%+      $  442,229        0.70%          5.29%         0.86%       120%
 1997                        9.98      6.98           324,250        0.70           5.51          0.92        165
 1996                        9.93      5.63            98,702        0.70           5.45          0.88        161
 1995                        9.94     10.51            88,375        0.70           5.94          0.94         69
 1994(1)                     9.55     (1.48)+          68,445        0.58           4.81          1.07        177
 RETAIL CLASS A
 1998*                    $ 10.06      3.55%+      $    4,326        0.70%          5.30%         1.11%       120%
 1997                       10.00      7.19             2,484        0.70           5.51          1.17        165
 1996                        9.93      5.63             2,213        0.70           5.43          1.13        161
 1995                        9.94     10.51             2,437        0.70           5.97          1.19         69
 1994                        9.55     (1.05)            3,208        0.69           2.48          1.24        177
 1993(2)                    10.22      7.21+           67,291        0.70           4.90          1.29        163
INTERMEDIATE GOVERNMENT BOND FUND
 CLASS Y
 1998*                    $  9.32      3.43%+      $  217,603        0.70%          5.67%         0.87%        13%
 1997                        9.27      7.07           181,889        0.70           5.88          0.87         22
 1996                        9.18      4.74           140,230        0.70           5.85          0.85         29
 1995                        9.29      9.82           100,168        0.70           6.13          0.97         17
 1994(1)                     8.98     (1.66)+          27,776        0.36           5.32          1.45         74
 RETAIL CLASS A
 1998*                    $  9.33      3.43%+      $    4,163        0.70%          5.67%         1.12%        13%
 1997                        9.28      7.06             3,525        0.70           5.88          1.12         22
 1996                        9.19      4.85             3,320        0.70           5.85          1.10         29
 1995                        9.29      9.82             2,860        0.70           6.10          1.22         17
 1994                        8.98     (1.13)            1,977        0.53           4.49          2.14         74
 1993                        9.52      4.99             3,716        0.71           4.00          4.73        182
 1992                       10.18      8.88               589        0.99           6.03         14.14        101
 1991(3)                    10.25      9.13+            1,756        0.99           6.99          6.76        100
 1990(4)                    10.01      7.41             1,573        1.08           7.57          5.55         40
 1989(4)                    10.05      8.35             1,501        1.19           7.49          9.65         72
 1988(4)(5)                  9.99      6.18+              375        0.95           6.78         17.20          0
FIXED INCOME FUND
 CLASS Y
 1998*                    $ 11.12      4.41%+      $1,131,938        0.70%          5.39%         0.86%        87%
 1997                       10.96      8.54           705,719        0.70           5.71          0.88        130
 1996                       10.76      4.90           391,211        0.70           5.81          0.87        108
 1995                       10.97     12.86           289,816        0.70           6.28          0.94        106
 1994(1)                    10.37     (3.23)+          90,187        0.61           5.53          0.92        142
 RETAIL CLASS A
 1998*                    $ 11.12      4.19%+      $   11,435        0.95%          5.13%         1.11%        87%
 1997                       10.97      8.26             8,535        0.95           5.44          1.13        130
 1996                       10.77      4.64             8,332        0.95           5.55          1.12        108
 1995                       10.98     12.78             7,853        0.86           6.14          1.19        106
 1994                       10.37     (2.92)            8,028        0.68           3.83          1.06        142
 1993                       11.38      9.20            53,601        0.70           5.65          1.14         91
 1992                       11.13     12.34             5,645        0.99           6.12          2.68        180
 1991(3)                    10.59     12.48+            6,045        0.99           6.85          4.11        176
 1990(4)                    10.01      5.14             2,209        1.07           7.49          5.46        144
 1989(4)                    10.44     10.93               555        1.22           7.26         22.44        157
 1988(4)(5)                 10.13      8.07+              240        0.96           7.18         20.70         93
 RETAIL CLASS B
 1998*                    $ 11.07      3.92%+      $   16,068        1.70%          4.38%         1.86%        87%
 1997                       10.91      7.40            15,253        1.70           4.68          1.88        130
 1996                       10.72      3.93            16,092        1.70           4.81          1.87        108
 1995                       10.94     11.75             7,280        1.70           5.12          1.94        106
 1994(6)                    10.35     (0.88)+             115        1.70           4.89          1.92        142
CALIFORNIA INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                    $ 10.08      2.69%+      $   34,818        0.70%          4.31%         0.94%        12%
 1997(7)                    10.03      0.92+           33,287        0.69           4.14          1.11          3
 RETAIL CLASS A
 1998                     $ 10.09      2.69%+      $        1        0.70%          4.33%         1.19%        12%
 1997(7)                    10.04      1.02+                1        0.69           4.48          1.36          3

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                               REALIZED AND
                      NET ASSET                 UNREALIZED     DIVIDENDS
                        VALUE         NET        GAINS OR      FROM NET    DISTRIBUTIONS
                      BEGINNING   INVESTMENT    (LOSSES) ON   INVESTMENT        FROM
                      OF PERIOD     INCOME      INVESTMENTS     INCOME     CAPITAL GAINS
                     ...................................................................
                                                     . .
COLORADO INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                $  10.61     $  0.24       $  0.07       $ (0.24)       $ (0.02)
 1997                    10.42        0.48          0.24         (0.48)         (0.05)
 1996                    10.51        0.49         (0.04)        (0.49)         (0.05)
 1995                    10.16        0.48          0.36         (0.49)            --
 1994(8)                 10.00        0.22          0.16         (0.22)            --
 RETAIL CLASS A
 1998*                $  10.61     $  0.24       $  0.08       $ (0.24)       $ (0.02)
 1997                    10.42        0.48          0.24         (0.48)         (0.05)
 1996                    10.51        0.49         (0.04)        (0.49)         (0.05)
 1995                    10.15        0.49          0.36         (0.49)            --
 1994(8)                 10.00        0.21          0.16         (0.22)            --
MINNESOTA INTERMEDIATE TAX FREE FUND (FORMERLY MINNESOTA INTERMEDIATE INSURED TAX FREE
FUND)
 CLASS Y
 1998*                $  10.06     $  0.22       $  0.07       $ (0.22)       $ (0.04)
 1997                     9.91        0.44          0.18         (0.44)         (0.03)
 1996                     9.92        0.45          0.02         (0.45)         (0.03)
 1995                     9.59        0.45          0.33         (0.45)            --
 1994(9)                 10.00        0.25         (0.41)        (0.25)            --
 RETAIL CLASS A
 1998*                $  10.09     $  0.22       $  0.07       $ (0.22)       $ (0.04)
 1997                     9.91        0.44          0.21         (0.44)         (0.03)
 1996                     9.92        0.45          0.02         (0.45)         (0.03)
 1995                     9.58        0.46          0.33         (0.45)            --
 1994(9)                 10.00        0.25         (0.42)        (0.25)          0.06
OREGON INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998                 $  10.05     $  0.22       $  0.03       $ (0.22)       $ (0.02)
 1997(7)                 10.00        0.07          0.05         (0.07)            --
INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                $  10.82     $  0.24       $  0.06       $ (0.24)       $ (0.06)
 1997                    10.65        0.47          0.23         (0.47)         (0.06)
 1996                    10.72        0.46          0.00         (0.46)         (0.07)
 1995                    10.28        0.49          0.43         (0.48)            --
 1994(1)                 10.89        0.29         (0.61)        (0.29)         (0.06)
 RETAIL CLASS A
 1998*                $  10.84     $  0.24       $  0.05       $ (0.24)       $ (0.06)
 1997                    10.66        0.47          0.24         (0.47)         (0.06)
 1996                    10.72        0.46          0.01         (0.46)         (0.07)
 1995                    10.28        0.49          0.43         (0.48)            --
 1994                    10.92        0.44         (0.57)        (0.44)         (0.07)
 1993                    10.56        0.47          0.42         (0.47)         (0.06)
 1992                    10.34        0.53          0.22         (0.53)            --
 1991(3)                 10.04        0.50          0.31         (0.50)         (0.01)
 1990(4)                 10.08        0.56         (0.04)        (0.56)            --
 1989(4)                 10.19        0.56         (0.11)        (0.56)            --
 1988(4)(5)              10.03        0.47          0.16         (0.47)            --
BALANCED FUND
 CLASS Y
 1998*                $  15.43     $  0.20       $  0.79       $ (0.20)       $ (1.12)
 1997                    13.15        0.42          2.86         (0.42)         (0.58)
 1996                    12.13        0.42          1.43         (0.42)         (0.41)
 1995                    10.54        0.40          1.73         (0.39)         (0.15)
 1994(1)                 10.86        0.25         (0.32)        (0.25)            --
 RETAIL CLASS A
 1998*                $  15.41     $  0.19       $  0.77       $ (0.19)       $ (1.12)
 1997                    13.14        0.39          2.85         (0.39)         (0.58)
 1996                    12.12        0.39          1.43         (0.39)         (0.41)
 1995                    10.54        0.38          1.72         (0.37)         (0.15)
 1994                    10.73        0.34         (0.02)        (0.34)         (0.17)
 1993(2)                 10.00        0.28          0.75         (0.28)         (0.02)
 RETAIL CLASS B
 1998*                $  15.36     $  0.13       $  0.77       $ (0.13)       $ (1.12)
 1997                    13.10        0.29          2.84         (0.29)         (0.58)
 1996                    12.09        0.31          1.42         (0.31)         (0.41)
 1995                    10.53        0.29          1.71         (0.29)         (0.15)
 1994(3)                 10.66        0.06         (0.12)        (0.07)            --

                                                                                            RATIO OF
                                                                            RATIO OF NET   EXPENSES TO
                      NET ASSET                                 RATIO OF     INVESTMENT      AVERAGE
                        VALUE                   NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO
                        END OF       TOTAL        END OF        AVERAGE        AVERAGE     (EXCLUDING   TURNOVER
                        PERIOD      RETURN (A) PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)      RATE
                     ...........................................................................................
COLORADO INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                $  10.66         2.89%+    $ 55,477         0.70%          4.45%         0.89%        4%
 1997                    10.61         7.11        54,378         0.70           4.55          0.91        11
 1996                    10.42         4.39        48,927         0.70           4.69          0.93        20
 1995                    10.51         8.47        50,071         0.70           4.84          1.02        19
 1994(8)                 10.16         3.76+        7,281         0.69           4.51          4.71         4
 RETAIL CLASS A
 1998*                $  10.67         2.98%+    $  3,890         0.70%          4.45%         1.14%        4%
 1997                    10.61         7.11         4,187         0.70           4.55          1.16        11
 1996                    10.42         4.39         2,861         0.70           4.69          1.18        20
 1995                    10.51         8.57         2,189         0.70           4.83          1.27        19
 1994(8)                 10.15         3.66+          693         0.69           4.51          4.96         4
MINNESOTA INTERMEDIATE TAX FREE FUND (FORMERLY MINNESOTA INTERMEDIATE INSURED TAX FREE FUND)
 CLASS Y
 1998*                $  10.09         2.83%+    $307,816         0.70%          4.28%         0.86%       17%
 1997                    10.06         6.42       297,122         0.70           4.47          0.90        20
 1996                     9.91         4.80        93,394         0.70           4.53          0.93        19
 1995                     9.92         8.34        61,693         0.70           4.76          1.00        38
 1994(9)                  9.59        (1.58)+      20,272         0.67           4.57          1.59        22
 RETAIL CLASS A
 1998*                $  10.12         2.82%+    $  7,869         0.70%          4.28%         1.11%       17%
 1997                    10.09         6.72         7,453         0.70           4.49          1.15        20
 1996                     9.91         4.80         3,916         0.70           4.52          1.18        19
 1995                     9.92         8.46         2,219         0.70           4.74          1.25        38
 1994(9)                  9.58        (1.68)+       1,508         0.67           4.57          1.84        22
OREGON INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998                 $  10.06        2.50%+     $179,937         0.69%          4.43%         0.70%       13%
 1997(7)                 10.05        1.17+       182,069         0.70           4.55          1.09         4
INTERMEDIATE TAX FREE FUND
 CLASS Y
 1998*                $  10.82         2.82%+    $451,742         0.70%          4.37%         0.86%       17%
 1997                    10.82         6.75       431,000         0.67           4.40          0.93        66
 1996                    10.65         4.35        66,994         0.66           4.35          0.92        53
 1995                    10.72         9.15        46,025         0.67           4.73          1.05        68
 1994(1)                 10.28        (2.91)+       6,168         0.45           4.48          2.20        52
 RETAIL CLASS A
 1998*                $  10.83         2.72%+    $  7,221         0.70%          4.38%         1.11%       17%
 1997                    10.84         6.84         3,849         0.67           4.41          1.18        66
 1996                    10.66         4.45         2,618         0.66           4.35          1.17        53
 1995                    10.72         9.15           983         0.67           4.71          1.30        68
 1994                    10.28        (1.25)        1,128         0.59           4.13          2.78        52
 1993                    10.92         8.66         2,969         0.71           4.31          5.09        27
 1992                    10.56         7.23           725         0.99           4.83         16.09        23
 1991(3)                 10.34         8.15+          637         0.99           5.35         15.48        15
 1990(4)                 10.04         5.31           537         1.08           5.58         13.85         4
 1989(4)                 10.08         4.57           491         1.09           5.57         19.55         4
 1988(4)(5)              10.19         6.73+          425         0.84           5.87         13.60         0
BALANCED FUND
 CLASS Y
 1998*                $  15.10         7.15%+    $530,425         0.80%          2.81%         0.88%       50%
 1997                    15.43        26.17       418,087         0.80           2.99          0.88        84
 1996                    13.15        15.89       332,786         0.80           3.31          0.89        73
 1995                    12.13        20.89       192,145         0.79           3.61          0.94        77
 1994(1)                 10.54        (0.64)+     125,285         0.75           3.51          1.05        98
 RETAIL CLASS A
 1998*                $  15.06         6.89%+    $ 44,692         1.05%          2.57%         1.13%       50%
 1997                    15.41        25.80        32,309         1.05           2.74          1.13        84
 1996                    13.14        15.61        20,927         1.05           3.05          1.14        73
 1995                    12.12        20.57        15,288         0.99           3.41          1.19        77
 1994                    10.54         3.02        13,734         0.77           2.63          1.24        98
 1993(2)                 10.73        10.39+      111,225         0.75           3.31          1.29        77
 RETAIL CLASS B
 1998*                $  15.01         6.52%+    $ 61,333         1.80%          1.81%         1.88%       50%
 1997                    15.36        24.93        43,707         1.80           1.99          1.88        84
 1996                    13.10        14.78        15,542         1.80           2.32          1.89        73
 1995                    12.09        19.58         3,120         1.79           2.60          1.94        77
 1994(3)                 10.53        (0.55)+         270         1.75           2.80          2.05        98

 +  Returns are for the period indicated and have not been annualized.
 *  All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) Class Y (formerly Institutional Class C shares) have been offered since February 4, 1994. All ratios for the period have been annualized.
(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.
(3) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective Setpember 30, 1991.
(4) For the period ended October 31.
(5) Commenced operations on December 22, 1987. All ratios for the period have been annualized.
(6) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(7) Commenced operations on August 8, 1997. All ratios for the period have been annualized.
(8) Commenced operation April 4, 1994. All ratios for the period have been annualized.
(9) Commenced operations February 25, 1994. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                                   REALIZED AND
                          NET ASSET                 UNREALIZED     DIVIDENDS                   DISTRIBUTIONS
                            VALUE         NET        GAINS OR      FROM NET    DISTRIBUTIONS        FROM
                          BEGINNING   INVESTMENT    (LOSSES) ON   INVESTMENT        FROM         RETURN OF
                          OF PERIOD     INCOME      INVESTMENTS     INCOME     CAPITAL GAINS      CAPITAL
                         ...................................................................................
                                                                 . .
REAL ESTATE SECURITIES FUND
 CLASS Y
 1998*                    $  14.99     $  0.34       $ (0.07)      $ (0.34)       $ (0.33)       $     --
 1997                        11.53        0.74          3.43         (0.67)         (0.03)          (0.01)
 1996                        10.37        0.57          1.29         (0.53)            --           (0.17)
 1995(1)                     10.00        0.13          0.39         (0.11)            --           (0.04)
 RETAIL CLASS A
 1998*                    $  14.97     $  0.32       $ (0.07)      $ (0.32)       $ (0.33)       $     --
 1997                        11.52        0.72          3.42         (0.65)         (0.03)          (0.01)
 1996                        10.38        0.52          1.30         (0.51)            --           (0.17)
 1995(2)                     10.37          --          0.01            --             --              --
 RETAIL CLASS B
 1998*                    $  14.86     $  0.27       $ (0.08)      $ (0.27)       $ (0.33)       $     --
 1997                        11.46        0.63          3.38         (0.57)         (0.03)          (0.01)
 1996                        10.37        0.44          1.27         (0.45)            --           (0.17)
 1995(2)                     10.37          --            --            --             --              --
EQUITY INCOME FUND
 CLASS Y
 1998*                    $  15.70     $  0.23       $  1.99       $ (0.23)       $ (0.85)             --
 1997                        12.66        0.43          3.40         (0.44)         (0.35)             --
 1996                        11.24        0.42          1.43         (0.42)         (0.01)             --
 1995                         9.89        0.41          1.35         (0.41)            --              --
 1994(3)                      9.90        0.07         (0.03)        (0.05)            --              --
 RETAIL CLASS A
 1998*                    $  15.69     $  0.21       $  1.96       $ (0.21)       $ (0.85)             --
 1997                        12.65        0.40          3.40         (0.41)         (0.35)             --
 1996                        11.24        0.39          1.42         (0.39)         (0.01)             --
 1995                         9.89        0.41          1.33         (0.39)            --              --
 1994(4)                      9.87        0.41            --         (0.39)            --              --
 1993(5)(6)                  10.00        0.57         (0.14)        (0.56)            --              --
 RETAIL CLASS B
 1998*                    $  15.62     $  0.15       $  1.98       $ (0.15)       $ (0.85)             --
 1997                        12.61        0.29          3.37         (0.30)         (0.35)             --
 1996                        11.20        0.31          1.42         (0.31)         (0.01)             --
 1995                         9.88        0.33          1.32         (0.33)            --              --
 1994(7)                      9.87        0.04          0.02         (0.05)            --              --
EQUITY INDEX FUND
 CLASS Y
 1998*                    $  20.74     $  0.15       $  3.08       $ (0.15)       $ (1.54)             --
 1997                        15.47        0.29          5.70         (0.29)         (0.43)             --
 1996                        13.34        0.31          2.31         (0.31)         (0.18)             --
 1995                        10.67        0.28          2.75         (0.27)         (0.09)             --
 1994(8)                     10.85        0.20         (0.18)        (0.20)            --              --
 RETAIL CLASS A
 1998*                    $  20.76     $  0.12       $  3.08       $ (0.12)       $ (1.54)             --
 1997                        15.49        0.12          5.70         (0.12)         (0.43)             --
 1996                        13.35        0.27          2.32         (0.27)         (0.18)             --
 1995                        10.68        0.25          2.76         (0.25)         (0.09)             --
 1994                        10.60        0.25          0.09         (0.25)         (0.01)             --
 1993(9)                     10.00        0.20          0.60         (0.20)            --              --
 RETAIL CLASS B
 1998*                    $  20.67     $  0.05       $  3.05       $ (0.05)       $ (1.54)             --
 1997                        15.43        0.12          5.67         (0.12)         (0.43)             --
 1996                        13.30        0.17          2.31         (0.17)         (0.18)             --
 1995                        10.66        0.23          2.68         (0.18)         (0.09)             --
 1994(7)                     10.68        0.01          0.04         (0.07)            --              --
LARGE CAP VALUE FUND (FORMERLY STOCK FUND)
 CLASS Y
 1998*                    $  28.75     $  0.14       $  1.86       $ (0.14)       $ (3.76)             --
 1997                        22.60        0.39          7.90         (0.38)         (1.76)             --
 1996                        19.56        0.42          4.09         (0.42)         (1.05)             --
 1995                        16.50        0.36          3.64         (0.35)         (0.59)             --
 1994(8)                     16.47        0.25          0.03         (0.25)            --              --
 RETAIL CLASS A
 1998*                    $  28.74     $  0.11       $  1.83       $ (0.11)       $ (3.76)             --
 1997                        22.59        0.33          7.90         (0.32)         (1.76)             --
 1996                        19.57        0.36          4.07         (0.36)         (1.05)             --
 1995                        16.51        0.33          3.64         (0.32)         (0.59)             --
 1994                        16.00        0.31          1.00         (0.30)         (0.50)             --
 1993                        14.04        0.22          1.99         (0.23)         (0.02)             --
 1992                        13.62        0.24          0.81         (0.29)         (0.34)             --
 1991(10)                    10.64        0.28          2.95         (0.22)         (0.03)             --
 1990(11)                    12.09        0.25         (1.17)        (0.25)         (0.28)             --
 1989(11)                    10.35        0.25          1.70         (0.20)         (0.01)             --
 1988(11)(12)                10.03        0.27          0.35         (0.30)            --              --
 RETAIL CLASS B
 1998                     $  28.55     $  0.04       $  1.81       $ (0.04)       $ (3.76)             --
 1997                        22.50        0.18          7.81         (0.18)         (1.76)             --
 1996                        19.49        0.22          4.06         (0.22)         (1.05)             --
 1995                        16.49        0.26          3.55         (0.22)         (0.59)             --
 1994(7)                     16.65        0.03         (0.10)        (0.09)            --              --


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                RATIO OF
                                                                                RATIO OF NET   EXPENSES TO
                          NET ASSET                                 RATIO OF     INVESTMENT      AVERAGE                 AVERAGE
                            VALUE                   NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO   COMMISSION
                            END OF       TOTAL        END OF        AVERAGE        AVERAGE     (EXCLUDING    TURNOVER      RATE
                            PERIOD    RETURN (A)   PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       RATE        (B)
                         ........................................................................................................
                                                                            . .
REAL ESTATE SECURITIES FUND
 CLASS Y
 1998*                  $ 14.59            1.92%+  $   65,511          0.80%          4.71%         0.92%        21%     $  0.0600
 1997                     14.99           37.07        40,501          0.80           4.57          1.05         14         0.0700
 1996                     11.53           18.53        17,895          0.80           5.13          1.51          8         0.0704
 1995(1)                  10.37            5.19+        5,756          0.80           6.01          2.34          0             --
 RETAIL CLASS A
 1998*                  $ 14.57            1.79%+  $    2,443          1.05%          4.38%         1.17%        21%     $  0.0600
 1997                     14.97           36.77         2,105          1.05           4.46          1.30         14         0.0700
 1996                     11.52           18.17           226          1.05           4.36          1.76          8         0.0704
 1995(2)                  10.38            0.00             1          1.05           0.00          2.59          0             --
 RETAIL CLASS B
 1998*                  $ 14.45            1.36%+  $    3,766          1.80%          3.64%         1.92%        21%     $  0.0600
 1997                     14.86           35.77         3,318          1.80           3.61          2.00         14         0.0700
 1996                     11.46           17.00           263          1.80           4.29          2.51          8         0.0704
 1995(2)                  10.37            0.00             1          1.80           0.00          3.34          0             --
EQUITY INCOME FUND
 CLASS Y
 1998*                  $ 16.84           14.92%+  $  400,750          0.75%          2.87%         0.86%        11%     $  0.0600
 1997                     15.70           31.45       369,919          0.75           3.12          0.92         39         0.0571
 1996                     12.66           16.79        64,590          0.75           3.50          0.95         23         0.0700
 1995                     11.24           18.24        52,126          0.75           4.11          1.06         23             --
 1994(3)                   9.89            0.45+       17,489          0.75           5.61          1.14        108             --
 RETAIL CLASS A
 1998*                  $ 16.80           14.57%+  $    9,810          1.00%          2.63%         1.11%        11%     $  0.0600
 1997                     15.69           31.16         7,276          1.00           2.96          1.17         39         0.0571
 1996                     12.65           16.41         2,581          1.00           3.25          1.20         23         0.0700
 1995                     11.24           18.06         1,995          0.92           3.91          1.31         23             --
 1994(4)                   9.89            4.22+        1,852          0.88           4.88          1.39        108             --
 1993(5)(6)                9.87            4.44+       28,786          0.75           6.09          1.36         68             --
 RETAIL CLASS B
 1998*                  $ 16.75           14.37%+  $    8,393          1.75%          1.86%         1.86%        11%     $  0.0600
 1997                     15.62           30.06         6,619          1.75           2.19          1.92         39         0.0571
 1996                     12.61           15.66         3,770          1.75           2.49          1.95         23         0.0700
 1995                     11.20           17.10         1,233          1.75           3.05          2.06         23             --
 1994(7)                   9.88            0.57+            1          1.75           4.39          2.14        108             --
EQUITY INDEX FUND
 CLASS Y
 1998*                  $ 22.28           16.95%+  $1,023,136          0.35%          1.42%         0.87%        15%     $  0.0300
 1997                     20.74           39.85       557,258          0.35           1.62          0.88          8         0.0419
 1996                     15.47           19.98       348,539          0.35           2.14          0.90         10         0.0377
 1995                     13.34           29.17       218,932          0.35           2.41          0.95          9             --
 1994(8)                  10.67            0.18+      163,688          0.35           2.59          1.03         11             --
 RETAIL CLASS A
 1998*                  $ 22.30           16.79%+  $   37,032          0.60%          1.18%         1.12%        15%     $  0.0300
 1997                     20.76           39.47        15,977          0.60           1.36          1.13          8         0.0419
 1996                     15.49           19.75         6,221          0.60           1.87          1.15         10         0.0377
 1995                     13.35           28.90         2,140          0.57           2.16          1.20          9             --
 1994                     10.68            3.25           758          0.35           2.23          1.23         11             --
 1993(9)                  10.60            8.02+      139,957          0.35           2.52          1.30          1             --
 RETAIL CLASS B
 1998*                  $ 22.18           16.33%+  $   36,591          1.35%          0.43%         1.87%        15%     $  0.0300
 1997                     20.67           38.45        23,733          1.35           0.61          1.88          8         0.0419
 1996                     15.43           18.95         8,252          1.35           1.11          1.90         10         0.0377
 1995                     13.30           27.87         1,197          1.35           1.34          1.95          9             --
 1994(7)                  10.66            0.48+           29          1.35           1.68          2.03         11             --
LARGE CAP VALUE FUND (FORMERLY STOCK FUND)
 CLASS Y
 1998*                  $ 26.85            8.74%+  $1,521,939          0.80%          1.13%         0.88%        40%     $  0.0592
 1997                     28.75           39.13     1,095,262          0.80           1.39          0.89         57         0.0640
 1996                     22.60           24.32       471,206          0.80           1.90          0.88         40         0.0653
 1995                     19.56           25.50       312,559          0.79           2.10          0.94         52             --
 1994(8)                  16.50            1.70+      154,949          0.75           2.28          1.01         65             --
 RETAIL CLASS A
 1998*                  $ 26.81            8.49%+  $   78,011          1.05%          0.88%         1.13%        40%     $  0.0592
 1997                     28.74           38.82        50,381          1.05           1.14          1.14         57         0.0640
 1996                     22.59           23.90        22,965          1.05           1.64          1.13         40         0.0653
 1995                     19.57           25.26        13,076          1.00           1.89          1.19         52             --
 1994                     16.51            8.35         8,421          0.76           1.51          1.20         65             --
 1993                     16.00           15.82       134,186          0.75           1.94          1.28         48             --
 1992                     14.04            7.88         3,644          1.45           1.75          4.46         39             --
 1991(10)                 13.62           30.49+        2,386          1.45           2.47          7.42         76             --
 1990(11)                 10.64           (8.22)        1,161          1.45           2.24          9.47         41             --
 1989(11)                 12.09           20.33           323          1.24           2.26         36.39         74             --
 1988(11)(12)             10.35            6.40+          206          1.02           2.67         28.60         80             --
 RETAIL CLASS B
 1998                   $ 26.60            8.19%+  $   67,068          1.80%          0.16%         1.88%        40%     $  0.0592
 1997                     28.55           37.71        53,420          1.80           0.39          1.89         57         0.0640
 1996                     22.50           23.08        23,316          1.80           0.89          1.88         40         0.0653
 1995                     19.49           24.20         7,051          1.79           1.10          1.94         52             --
 1994(7)                  16.49           (0.43)+         346          1.75           1.58          2.01         65             --



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                                      REALIZED AND
                          NET ASSET                    UNREALIZED     DIVIDENDS                   NET ASSET
                            VALUE          NET          GAINS OR      FROM NET    DISTRIBUTIONS     VALUE
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT        FROM         END OF
                          OF PERIOD   INCOME (LOSS)    INVESTMENTS     INCOME    CAPITAL GAINS      PERIOD
                         ..................................................................................
LARGE CAP GROWTH FUND (FORMERLY DIVERSIFIED GROWTH FUND)
 CLASS Y
 1998*                    $  17.64       $  0.07        $  1.96       $ (0.07)       $ (1.36)     $  18.24
 1997                        13.66          0.12           4.26         (0.13)         (0.27)        17.64
 1996                        11.78          0.18           1.88         (0.18)            --         13.66
 1995                         9.10          0.17           2.67         (0.16)            --         11.78
 1994(8)                      8.92          0.03           0.18         (0.03)            --          9.10
 RETAIL CLASS A
 1998*                    $  17.63       $  0.05        $  1.93       $ (0.05)       $ (1.36)     $  18.20
 1997                        13.63          0.09           4.28         (0.10)         (0.27)        17.63
 1996                        11.75          0.15           1.88         (0.15)            --         13.63
 1995                         9.09          0.15           2.66         (0.15)            --         11.75
 1994(4)                      9.39          0.10          (0.29)        (0.11)            --          9.09
 1993(5)(6)                  10.00          0.11          (0.63)        (0.09)            --          9.39
 RETAIL CLASS B
 1998*                    $  17.47       $  0.02        $  1.90       $ (0.02)       $ (1.36)     $  18.01
 1997                        13.57          0.01           4.18         (0.02)         (0.27)        17.47
 1996                        11.73          0.08           1.84         (0.08)            --         13.57
 1995                         9.09          0.09           2.65         (0.10)            --         11.73
 1994(7)                      8.87          0.01           0.23         (0.02)            --          9.09
MID CAP VALUE FUND (FORMERLY SPECIAL EQUITY FUND)
 CLASS Y
 1998*                    $  24.21       $  0.04        $  1.68       $ (0.04)       $ (2.74)     $  23.15
 1997                        20.43          0.16           6.98         (0.16)         (3.20)        24.21
 1996                        17.89          0.25           3.95         (0.24)         (1.42)        20.43
 1995                        17.30          0.38           1.61         (0.38)         (1.02)        17.89
 1994(8)                     16.34          0.22           0.96         (0.22)            --         17.30
 RETAIL CLASS A
 1998*                    $  24.19       $  0.02        $  1.67       $ (0.02)       $ (2.74)     $  23.12
 1997                        20.41          0.11           6.98         (0.11)         (3.20)        24.19
 1996                        17.89          0.20           3.94         (0.20)         (1.42)        20.41
 1995                        17.30          0.35           1.60         (0.34)         (1.02)        17.89
 1994                        15.81          0.28           2.52         (0.28)         (1.03)        17.30
 1993                        13.61          0.23           2.32         (0.25)         (0.10)        15.81
 1992                        12.98          0.21           1.61         (0.27)         (0.92)        13.61
 1991(10)                    10.33          0.30           2.61         (0.26)            --         12.98
 1990(11)                    12.96          0.47          (2.03)        (0.46)         (0.61)        10.33
 1989(11)                    11.55          0.47           1.39         (0.41)         (0.04)        12.96
 1988(11)(12)                10.03          0.34           1.57         (0.39)            --         11.55
 RETAIL CLASS B
 1998*                    $  23.96       $    --        $  1.58       $    --        $ (2.74)     $  22.80
 1997                        20.31          0.02           6.85         (0.02)         (3.20)        23.96
 1996                        17.83          0.09           3.91         (0.10)         (1.42)        20.31
 1995                        17.29          0.29           1.51         (0.24)         (1.02)        17.83
 1994(7)                     16.51          0.01           0.85         (0.08)            --         17.29

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                    RATIO OF
                                                                    RATIO OF NET   EXPENSES TO
                                                        RATIO OF     INVESTMENT      AVERAGE                 AVERAGE
                                        NET ASSETS    EXPENSES TO    INCOME/LOSS   NET ASSETS   PORTFOLIO   COMMISSION
                             TOTAL        END OF        AVERAGE      TO AVERAGE    (EXCLUDING    TURNOVER      RATE
                          RETURN (A)   PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       RATE        (B)
                         ............................................................................................
LARGE CAP GROWTH FUND (FORMERLY DIVERSIFIED GROWTH FUND)
 CLASS Y
 1998*                        12.47%+    $749,737         0.80%          0.86%         0.86%        10%     $  0.0596
 1997                         32.75       681,151         0.80           0.77          0.89         34         0.0633
 1996                         17.58       225,900         0.79           1.39          0.92         21         0.0593
 1995                         31.57       132,854         0.75           1.69          1.01         28             --
 1994(8)                       2.36+       31,875         0.75           2.37          1.08        101             --
 RETAIL CLASS A
 1998*                        12.76%+    $ 19,474         1.05%          0.63%         1.11%        10%     $  0.0596
 1997                         32.69        12,017         1.05           0.57          1.14         34         0.0633
 1996                         17.38         5,318         1.04           1.13          1.17         21         0.0593
 1995                         31.21         2,710         0.92           1.52          1.26         28             --
 1994(4)                      (2.07)+       1,900         0.90           1.15          1.33        101             --
 1993(5)(6)                   (5.18)+      31,084         0.78           1.26          1.25          5             --
 RETAIL CLASS B
 1998*                        12.18%+    $ 11,290         1.80%         (0.13)%        1.86%        10%     $  0.0596
 1997                         31.42         9,487         1.80          (0.18)         1.89         34         0.0633
 1996                         16.41         5,775         1.79           0.36          1.92         21         0.0593
 1995                         30.29           819         1.75           0.58          2.01         28             --
 1994(7)                       2.75+           12         1.75           1.20          2.08        101             --
MID CAP VALUE FUND (FORMERLY SPECIAL EQUITY FUND)
 CLASS Y
 1998*                         9.33%+    $634,775         0.89%          0.57%         0.89%        69%     $  0.0598
 1997                         40.25       509,308         0.89           0.82          0.90         82         0.0691
 1996                         25.61       247,828         0.88           1.35          0.88        143         0.0673
 1995                         12.84       201,786         0.88           2.30          0.95         72             --
 1994(8)                       7.31+      128,806         0.79           1.93          1.03        116             --
 RETAIL CLASS A
 1998*                         9.21%+    $ 46,164         1.14%          0.32%         1.14%        69%     $  0.0598
 1997                         39.93        35,207         1.14           0.58          1.15         82         0.0691
 1996                         25.23        17,987         1.13           1.06          1.13        143         0.0673
 1995                         12.63        11,609         1.09           2.08          1.20         72             --
 1994                         18.70         7,333         0.81           1.88          1.23        116             --
 1993                         18.91        81,899         0.81           2.07          1.31        104             --
 1992                         15.17         3,586         1.50           1.61          4.18        146             --
 1991(10)                     28.38+        3,423         1.50           2.60          5.13        116             --
 1990(11)                    (13.24)        2,761         1.50           4.09          4.21        113             --
 1989(11)                     17.41         2,000         1.38           4.07          8.68        102             --
 1988(11)(12)                 19.56+          578         1.20           4.02         15.60         51             --
 RETAIL CLASS B
 1998*                         8.75%+    $ 47,481         1.89%         (0.42)%        1.89%        69%     $  0.0598
 1997                         38.81        36,649         1.90          (0.18)         1.90         82         0.0691
 1996                         24.35        12,847         1.88           0.25          1.88        143         0.0673
 1995                         11.64         4,847         1.88           1.22          1.95         72             --
 1994(7)                      5.22+           370         1.68           0.47          2.03        116             --

 +   Returns are for the period indicated and have not been annualized.
 *   All ratios for the period have been annualized.
 (A) Excluding sales charges.
 (B) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
 (1) Commenced operations on June 30, 1995. All ratios for the period have been annualized.
 (2) Commenced operations on September 29, 1995. All ratios for the period have been annualized.
 (3) Class Y shares (formerly Institutional Class C shares) have been offered since August 2, 1994. All ratios for the period have been annualized.
 (4) On April 28, 1994 the Board of Directors approved a change in this fund's fiscal year end from November 30 to September 30, effective September 30, 1994. On April 28, 1994, shareholders of the fund approved a change in the adviser from Boulevard National Bank to U.S. National Bank Association, formerly First Bank N.A. All ratios for the period have been annualized.
 (5) For the period ended November 30.
 (6) Commenced operations on December 18, 1992. All ratios for the period have been annualized.
 (7) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
 (8) Class Y shares (formerly Institutional Class C shares) have been offered since February 4, 1994. All ratios for the period have been annualized.
 (9) Commenced operations on December 14, 1992. All ratios for the period have been annualized.
(10) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, 1991. All ratios for the period have been annualized.
(11) For the period ended October 31.
(12) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                                 REALIZED AND
                        NET ASSET       NET       UNREALIZED     DIVIDENDS                   DISTRIBUTIONS
                          VALUE     INVESTMENT     GAINS OR      FROM NET    DISTRIBUTIONS     IN EXCESS
                        BEGINNING     INCOME      (LOSSES) ON   INVESTMENT        FROM        OF REALIZED
                        OF PERIOD     (LOSS)      INVESTMENT      INCOME    CAPITAL GAINS        GAINS
                       ...................................................................................
REGIONAL EQUITY FUND
 CLASS Y
 1998*                  $  23.16     $  0.01       $  0.98       $ (0.01)       $ (0.95)       $     --
 1997                      17.75        0.05          6.18         (0.13)         (0.69)             --
 1996                      17.13        0.09          1.70         (0.06)         (1.11)             --
 1995                      12.52        0.11          4.90         (0.08)         (0.32)             --
 1994(1)                   12.41        0.07          0.11         (0.07)            --              --
 RETAIL CLASS A
 1998*                  $  23.12     $    --       $  0.95       $    --        $ (0.95)       $     --
 1997                      17.71        0.03          6.14         (0.07)         (0.69)             --
 1996                      17.12        0.04          1.70         (0.04)         (1.11)             --
 1995                      12.52        0.08          4.90         (0.06)         (0.32)             --
 1994                      11.96        0.08          0.71         (0.07)         (0.16)             --
 1993(2)                   10.00        0.05          1.96         (0.05)            --              --
 RETAIL CLASS B
 1998*                  $  22.72     $    --       $  0.84       $    --        $ (0.95)       $     --
 1997                      17.47       (0.03)         5.97            --          (0.69)             --
 1996                      16.99       (0.04)         1.64         (0.01)         (1.11)             --
 1995                      12.50        0.04          4.80         (0.03)         (0.32)             --
 1994(3)                   12.19          --          0.33         (0.02)            --              --
SMALL CAP GROWTH FUND (FORMERLY EMERGING GROWTH FUND)
 CLASS Y
 1998*                  $  17.64     $    --       $  0.68       $    --        $ (1.27)       $     --
 1997                      14.79       (0.04)         3.55            --          (0.66)             --
 1996                      13.41       (0.03)         1.77         (0.01)         (0.35)             --
 1995                      10.56        0.03          2.99         (0.02)         (0.15)             --
 1994(4)                   10.00        0.01          0.56         (0.01)            --              --
 RETAIL CLASS A
 1998*                  $  17.55     $    --       $  0.67       $    --        $ (1.27)       $     --
 1997                      14.77       (0.07)         3.51            --          (0.66)             --
 1996                      13.40       (0.06)         1.78            --          (0.35)             --
 1995                      10.57        0.01          2.99         (0.02)         (0.15)             --
 1994(4)                   10.00        0.01          0.57         (0.01)            --              --
 RETAIL CLASS B
 1998*                  $  17.15     $    --       $  0.57       $    --        $ (1.27)       $     --
 1997                      14.53       (0.16)         3.44            --          (0.66)             --
 1996                      13.29       (0.12)         1.71            --          (0.35)             --
 1995                      10.55       (0.03)         2.92            --          (0.15)             --
 1994(3)                    9.89       (0.01)         0.67            --             --              --
SMALL CAP VALUE FUND(D)
 CLASS Y
 1998*(5)               $  18.23     $  0.02       $  1.19       $ (0.02)       $ (1.27)       $     --
 1997(6)                   17.87       (0.01)         0.37            --             --              --
 1997(7)                   13.96        0.04          5.43         (0.04)         (1.52)             --
 1996(7)                   13.26        0.06          1.81         (0.06)         (1.11)             --
 1995(7)(8)                10.00        0.13          3.30         (0.12)         (0.05)             --
 RETAIL CLASS A
 1998*(5)               $  18.20     $    --       $  1.21       $    --        $ (1.27)       $     --
 1997(6)                   17.86       (0.03)         0.37            --             --              --
 1997(7)                   13.95        0.01          5.43         (0.01)         (1.52)             --
 1996(7)                   13.23        0.04          1.83         (0.04)         (1.11)             --
 1995(7)(8)                10.00        0.09          3.29         (0.10)         (0.05)             --
 RETAIL CLASS B
 1998*(5)               $  18.23     $  0.01       $  1.14       $ (0.01)       $ (1.27)       $     --
 1997(9)                   18.36       (0.00)        (0.13)           --             --              --
MICRO CAP VALUE FUND
 CLASS Y
 1998*                  $  10.95     $  0.01       $ (0.10)      $    --        $ (0.59)       $     --
 1997(10)                  10.00          --          0.95            --             --              --
 RETAIL CLASS A
 1998*                  $  10.96     $    --       $ (0.09)      $    --        $ (0.59)       $     --
 1997(10)                  10.00          --          0.96            --             --              --
 RETAIL CLASS B
 1998*                  $  10.95     $    --       $ (0.14)      $    --        $ (0.59)       $     --
 1997(10)                  10.00          --          0.95            --             --              --
INTERNATIONAL INDEX FUND(D)
 CLASS Y
 1998*(5)               $  10.99     $  0.04       $  1.49       $ (0.11)       $    --        $     --
 1997(6)                   12.37        0.06         (1.41)        (0.03)            --              --
 1997(7)                   10.69        0.13          1.70         (0.12)         (0.02)          (0.01)
 1996(7)                   10.48        0.09          0.18         (0.06)            --              --
 1995(7)(11)               10.00        0.01          0.47            --             --              --
 RETAIL CLASS A
 1998*                  $  10.94     $  0.03       $  1.50       $ (0.08)       $    --        $     --
 1997(7)                   12.32        0.05         (1.41)        (0.02)            --              --
 1997(7)                   10.64        0.10          1.70         (0.09)         (0.02)          (0.01)
 1996(7)                   10.45        0.07          0.17         (0.05)            --              --
 1995(7)(11)               10.00          --          0.45            --             --              --
 RETAIL CLASS B
 1998(5)                $  10.99     $  0.02       $  1.49       $ (0.10)       $    --        $     --
 1997(9)                   11.08        0.00         (0.09)           --             --              --


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                RATIO OF
                                                                                RATIO OF NET   EXPENSES TO
                        NET ASSET                                   RATIO OF     INVESTMENT      AVERAGE                 AVERAGE
                          VALUE                     NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO   COMMISSION
                          END OF        TOTAL         END OF        AVERAGE        AVERAGE     (EXCLUDING    TURNOVER      RATE
                          PERIOD     RETURN (A)    PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       RATE        (B)
                       ..........................................................................................................
REGIONAL EQUITY FUND
 CLASS Y
 1998*               $  23.19          4.77%+      $345,212         0.90%          0.13%         0.91%         6%     $  0.0543
 1997                   23.16         36.49         351,007         0.90           0.35          0.90         17         0.0699
 1996                   17.75         11.27         259,138         0.88           0.49          0.90         36         0.0697
 1995                   17.13         41.40         188,583         0.84           0.78          0.95         42             --
 1994(1)                12.52          1.46+         96,045         0.80           0.82          1.05         41             --
 RETAIL CLASS A
 1998*               $  23.12          4.59%+      $ 36,810         1.15%         (0.12)%        1.16%         6%     $  0.0543
 1997                   23.12         36.13          37,677         1.15           0.11          1.15         17         0.0699
 1996                   17.71         10.97          25,325         1.13           0.24          1.15         36         0.0697
 1995                   17.12         41.17          14,917         1.05           0.58          1.20         42             --
 1994                   12.52          6.76           8,345         0.82           0.59          1.25         41             --
 1993(2)                11.96         20.17+         58,427         0.80           0.59          1.30         28             --
 RETAIL CLASS B
 1998*               $  22.61          4.18%+      $ 44,024         1.90%         ( .86)%        1.91%         6%     $  0.0543
 1997                   22.72         35.18          39,683         1.90          (0.65)         1.90         17         0.0699
 1996                   17.47         10.14          27,671         1.88          (0.52)         1.90         36         0.0697
 1995                   16.99         39.98           7,630         1.84          (0.25)         1.95         42             --
 1994(3)                12.50          2.73+            185         1.80          (0.41)         2.05         41             --
SMALL CAP GROWTH FUND (FORMERLY EMERGING GROWTH FUND)
 CLASS Y
 1998*               $  17.05          5.09%+      $169,075         0.88%         (0.03)%        0.88%        16%     $  0.0600
 1997                   17.64         25.19+        151,607         0.90          (0.28)         0.91         54         0.0681
 1996                   14.79         13.39          73,025         0.89          (0.24)         0.96         39         0.0700
 1995                   13.41         29.16          41,716         0.84           0.20          1.19         51             --
 1994(4)                10.56          5.68+          6,849         0.80           0.23          2.59         19             --
 RETAIL CLASS A
 1998*               $  16.95          5.05%+      $  8,440         1.13%         (0.25)%        1.13%        16%     $  0.0600
 1997                   17.55         24.73+          5,270         1.15          (0.51)         1.16         54         0.0681
 1996                   14.77         13.21           1,867         1.14          (0.52)         1.21         39         0.0700
 1995                   13.40         28.82             386         1.04           0.00          1.44         51             --
 1994(4)                10.57          5.88+             91         0.79           0.23          2.84         19             --
 RETAIL CLASS B
 1998*               $  16.45          4.57%+      $  1,596         1.88%         (1.03)%        1.88%        16%     $  0.0600
 1997                   17.15         24.01+          1,263         1.90          (1.28)         1.91         54         0.0681
 1996                   14.53         12.32             799         1.89          (1.26)         1.96         39         0.0700
 1995                   13.29         27.89             268         1.84          (0.83)         2.19         51             --
 1994(3)                10.55          6.67+             18         1.80          (0.85)         3.59         19             --
SMALL CAP VALUE FUND(D)
 CLASS Y
 1998*(5)            $  18.15         (0.22)%+     $519,075         0.87%          0.48%         0.87%         7%     $  0.0600
 1997(6)                18.23          2.01 +       461,046         1.06          (0.06)         1.06          3         0.0638
 1997(7)                17.87         41.96         449,988         1.06           0.25          1.06         29         0.0519
 1996(7)                13.96         14.94         297,793         1.08           0.41          1.08         34         0.0398
 1995(7)(8)             13.26         34.76 +       209,626         0.60           1.20          1.17         37         N/A
 RETAIL CLASS A
 1998*(5)            $  18.14         (0.27)%+     $ 19,613         1.12%          0.24%         1.12%         7%     $  0.0600
 1997(6)                18.20          1.90 +        19,194         1.37          (0.38)         1.37          3         0.0638
 1997(7)                17.86         41.71          22,429         1.31           0.01          1.31         29         0.0519
 1996(7)                13.95         14.93          10,247         1.33           0.14          1.33         34         0.0398
 1995(7)(8)             13.23         34.29 +         1,569         1.11           0.63          1.38         37         N/A
 RETAIL CLASS B
 1998*(5)            $  18.10          8.97%       $    135         1.98%         (0.44)%        1.98%         7%     $  0.0600
 1997(9)                18.23         (0.70)+             1         1.90          (1.53)         1.90          3         0.0638
MICRO CAP VALUE FUND
 CLASS Y
 1998*               $  10.27         (0.08)%+     $207,436         0.87%          0.20%         0.87%         3%     $  0.0600
 1997(10)               10.95          9.50         246,601         0.90          (0.02)         1.07          0         0.0676
 RETAIL CLASS A
 1998*               $  10.28         (0.14)%+     $    511         1.12%         (0.07)%        1.12%         3%     $  0.0600
 1997(10)               10.96          9.60              44         1.15          (0.25)         1.32          0         0.0676
 RETAIL CLASS B
 1998*               $  10.22         (0.64)%+     $    202         1.87%         (0.81)%        1.87%         3%     $  0.0600
 1997(10)               10.95          9.50              50         1.90          (1.04)         2.07          0         0.0676
INTERNATIONAL INDEX FUND(D)
 CLASS Y
 1998*(5)            $  12.41         13.96%+      $143,911         0.75%          1.02%         0.96%         7%     $   .0249
 1997(6)                10.99        (10.93)+       155,976         0.66           1.23          0.95          0         0.0207
 1997(7)                12.37         17.24         210,538         0.73           1.15          1.03          3         0.0241
 1996(7)                10.69          2.56         142,478         0.81           1.18          1.10          6         0.0221
 1995(7)(11)            10.48          4.80 +        60,073         1.18           1.32          1.39          0         N/A
 RETAIL CLASS A
 1998*               $  12.39         13.95%+      $  1,599         1.00%          0.84%         1.21%         7%     $   .0249
 1997(7)                10.94        (11.03)+         1,270         0.92           0.98          1.21          0         0.0207
 1997(7)                12.32         17.03           1,605         0.98           0.90          1.28          3         0.0241
 1996(7)                10.64          2.29           2,005         1.06           0.84          1.35          6         0.0221
 1995(7)(11)            10.45          4.50 +            20         1.40           0.23          1.54          0         N/A
 RETAIL CLASS B
 1998(5)                12.40         13.73%+      $     44         1.75%          0.75%         1.96%         7%     $   .0249
 1997(9)                10.99         (0.36)+             1         1.29           0.00          1.29          0         0.0207

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30,
                 For a share outstanding throughout the period


                                           REALIZED AND
                  NET ASSET       NET       UNREALIZED       DIVIDENDS                     NET ASSET
                    VALUE     INVESTMENT     GAINS OR        FROM NET      DISTRIBUTIONS     VALUE
                  BEGINNING     INCOME      (LOSSES) ON     INVESTMENT          FROM         END OF
                  OF PERIOD     (LOSS)      INVESTMENT        INCOME      CAPITAL GAINS      PERIOD
                 ...................................................................................
INTERNATIONAL FUND
 CLASS Y
 1998*            $  13.23     $  0.17       $  0.90        $   (0.51)        $ (0.25)     $  13.54
 1997                10.31        0.03          3.06            (0.17)(C)          --         13.23
 1996                10.30       (0.01)         0.22            (0.20)(C)          --         10.31
 1995                10.22        0.01          0.07               --              --         10.30
 1994(12)            10.00       (0.01)         0.23               --              --         10.22
 RETAIL CLASS A
 1998*            $  13.18     $  0.32       $  0.76        $   (0.46)        $ (0.25)     $  13.55
 1997                10.28        0.01          3.04            (0.15)(C)          --         13.18
 1996                10.28       (0.02)         0.20            (0.18)(C)          --         10.28
 1995                10.21          --          0.07               --              --         10.28
 1994(4)              9.98       (0.01)         0.24               --              --         10.21
 RETAIL CLASS B
 1998*            $  12.97     $ (0.04)      $  1.04        $   (0.41)        $ (0.25)     $  13.31
 1997                10.14       (0.08)         3.01            (0.10)(C)          --         12.97
 1996                10.20       (0.07)         0.17            (0.16)(C)          --         10.14
 1995                10.21       (0.03)         0.02               --              --         10.20
 1994(3)             10.23       (0.01)        (0.01)              --              --         10.21
HEALTH SCIENCES FUND
 CLASS Y
 1998*            $  12.08     $  0.01       $  0.78        $   (0.01)        $ (1.46)     $  11.40
 1997                 9.87       (0.01)         2.33            (0.01)          (0.10)        12.08
 1996(13)            10.00        0.03         (0.15)           (0.01)             --          9.87
 RETAIL CLASS A
 1998*            $  12.05     $    --       $  0.77        $      --         $ (1.46)        11.36
 1997                 9.86       (0.01)         2.30               --           (0.10)        12.05
 1996(13)            10.00        0.01         (0.14)           (0.01)             --          9.86
 RETAIL CLASS B
 1998*            $  11.90     $    --       $  0.72        $      --         $ (1.46)     $  11.16
 1997                 9.81       (0.01)         2.20               --           (0.10)        11.90
 1996(13)            10.00       (0.02)        (0.16)           (0.01)             --          9.81
TECHNOLOGY FUND
 CLASS Y
 1998*            $  20.29     $    --       $  0.14        $      --         $ (1.21)     $  19.22
 1997                19.29       (0.06)         3.12               --           (2.06)        20.29
 1996                18.24       (0.04)         2.98               --           (1.89)        19.29
 1995                11.19       (0.03)         7.31               --           (0.23)        18.24
 1994(4)             10.00       (0.01)         1.20               --              --         11.19
 RETAIL CLASS A
 1998*            $  20.20     $    --       $  0.08        $      --         $ (1.21)     $  19.07
 1997                19.25       (0.11)         3.12               --           (2.06)        20.20
 1996                18.24       (0.05)         2.95               --           (1.89)        19.25
 1995                11.19       (0.03)         7.31               --           (0.23)        18.24
 1994(4)             10.00       (0.01)         1.20               --              --         11.19
 RETAIL CLASS B
 1998*            $  19.58     $    --       $  0.03        $      --         $ (1.21)     $  18.40
 1997                18.85       (0.20)         2.99               --           (2.06)        19.58
 1996                18.02       (0.14)         2.86               --           (1.89)        18.85
 1995                11.17       (0.04)         7.12               --           (0.23)        18.02
 1994(3)              9.85       (0.02)         1.34               --              --         11.17


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                            RATIO OF
                                                            RATIO OF NET   EXPENSES TO
                                                RATIO OF     INVESTMENT      AVERAGE                 AVERAGE
                                NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO   COMMISSION
                     TOTAL        END OF        AVERAGE        AVERAGE     (EXCLUDING    TURNOVER      RATE
                  RETURN (A)   PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       RATE        (B)
                 ............................................................................................
INTERNATIONAL FUND
 CLASS Y
 1998*                 8.05%+     $336,651         1.53%         (0.36)%        1.59%        53%     $  0.1473
 1997                 30.38        217,414         1.67           0.06          1.67         96         0.0199
 1996                  2.11        135,238         1.72          (0.06)         1.72        100         0.0345
 1995                  0.78         94,400         1.74           0.12          1.81         57             --
 1994(12)              2.20+        47,963         1.75          (0.19)         2.05         16             --
 RETAIL CLASS A
 1998*                 8.16%+     $ 10,818         1.78%         (0.45)%        1.82%        53%     $  0.1473
 1997                 30.03          8,003         1.92          (0.09)         1.92         96         0.0199
 1996                  1.84          1,964         1.97          (0.28)         1.97        100         0.0345
 1995                  0.69            876         1.93          (0.13)         2.06         57             --
 1994(4)               2.30+           464         1.75          (0.26)         2.30         16             --
 RETAIL CLASS B
 1998*                 7.68%+     $  2,616         2.53%         (1.41)%        2.60%        53%     $  0.1473
 1997                 29.13          2,188         2.67          (0.94)         2.67         96         0.0199
 1996                  1.02          1,175         2.72          (0.96)         2.72        100         0.0345
 1995                 (0.10)           306         2.76          (0.95)         2.81         57             --
 1994(3)              (0.20)+           22         2.75          (0.71)         3.05         16             --
HEALTH SCIENCES FUND
 CLASS Y
 1998*                 8.77%+     $ 38,952         0.90%          0.34%         0.94%        22%     $  0.0600
 1997                 23.89         41,243         0.90           0.06          1.04         54         0.0695
 1996(13)             (1.20)+       12,485         0.90           0.43          1.87         19         0.0700
 RETAIL CLASS A
 1998*                 8.61%+     $  2,431         1.15%          0.15%         1.19%        22%     $  0.0600
 1997                 23.60            849         1.15          (0.20)         1.29         54         0.0695
 1996(13)             (1.32)+          629         1.15           0.18          2.12         19         0.0700
 RETAIL CLASS B
 1998*                 8.24%+     $    749         1.90%         (0.65)%        1.94%        22%     $  0.0600
 1997                 22.69            516         1.90          (0.94)         2.04         54         0.0695
 1996(13)             (1.86)+          281         1.90          (0.61)         2.87         19         0.0700
TECHNOLOGY FUND
 CLASS Y
 1998*                 2.13%+     $136,293         0.90%         (0.43)%        0.90%        53%     $  0.0599
 1997                 17.95        148,659         0.90          (0.41)         0.92        150         0.0675
 1996                 18.85         64,602         0.90          (0.60)         1.01        119         0.0700
 1995                 66.22         29,272         0.88          (0.35)         1.30         74             --
 1994(4)              11.90+         6,491         0.80          (0.21)         3.12         43             --
 RETAIL CLASS A
 1998*                 1.84%+     $ 11,901         1.15%         (0.61)%        1.15%        53%     $  0.0599
 1997                 17.71          5,564         1.15          (0.59)         1.17        150         0.0675
 1996                 18.60          4,799         1.15          (0.85)         1.26        119         0.0700
 1995                 66.22          1,464         1.13          (0.61)         1.55         74             --
 1994(4)              11.90+            61         0.80          (0.21)         3.37         43             --
 RETAIL CLASS B
 1998*                 1.63%+     $  9,296         1.90%         (1.42)%        1.90%        53%     $  0.0599
 1997                 16.82          8,463         1.90          (1.41)         1.92        150         0.0675
 1996                 17.75          4,881         1.90          (1.60)         2.01        119         0.0700
 1995                 64.52          2,031         1.88          (1.41)         2.30         74             --
 1994(3)              13.40+             2         1.80          (1.44)         4.12         43             --

  *  All ratios for the period have been annualized.
  +  Returns are for the period indicated and have not been annualized.
 (A) Excluding sales charges.
 (B) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
 (C) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.
 (D) The financial highlights for Small Cap Value Fund and International Index Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund and Qualivest International Opportunities Fund Class A and Y shares. The assets of the Small Companies Fund and International Opportunities Fund were acquired by Small Cap Value Fund and International Opportunities Fund on November 21, 1997. In connection with such acquisition, (I) Class A and Class C shares of the Qualivest Small Companies Value Fund and Qualivest International Opportunities Fund were exchanged for Class A shares of Small Cap Value Fund and International Index Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund and International Index Fund.
 (1) Class Y shares (formerly Institutional Class C shares) have been offered since August 2, 1994. All ratios for the period have been annualized.
 (2) Commenced operations December 14, 1992. All ratios for the period have been annualized.
 (3) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
 (4) Commenced operations April 4, 1994. All ratios for the period have been annualized.
 (5) For the period December 1, 1997 to March 31, 1998. All ratios for the period have been annualized. The First American Board of Directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
 (6) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
 (7) For the period ended July 31.
 (8) Commenced operations August 1, 1994. All ratios for the period have been annualized.
 (9) Commenced operations November 24, 1994. All ratios for the period have been annualized.
(10) Commenced operations August 8, 1997. All ratios for the period have been annualized.
(11) Commenced operations on July 3, 1995. All ratios for the period have been annualized.
(12) Retail Class A shares have been offered since April 7, 1997. All ratios for the period have been annualized.
(13) Commenced operations January 31, 1996. All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

1  ORGANIZATION

The First American Prime Obligations Fund, Government Obligations Fund Treasury Obligations Fund and Tax Free Obligations Fund are funds offered by First American Funds, Inc. (FAF). The First American Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund (formerly Minnesota Insured Intermediate Tax Free Fund), Oregon Intermediate Tax Free Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund (formerly Stock Fund), Large Cap Growth Fund (formerly Diversified Growth Fund), Mid Cap Value Fund (formerly Special Equity Fund), Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund (formerly Emerging Growth Fund), Micro Cap Value Fund, International Index Fund, International Fund, Health Sciences Fund, and Technology Fund are funds offered by First American Investment Funds, Inc. (FAIF). FAF and FAIF (collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, as open- end, investment companies. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future.

FAF offers Class A, Class B, Class D and Class Y (formerly Class C) shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American family. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class D and Y shares are offered only to qualifying institutional investors. Class A and B shares are not offered by the Government Obligations Fund. Class B Shares are not offered by Treasury Obligations Fund.

FAIF offers Class A, Class B and Class Y (formerly Class C) shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.
The Funds' prospectuses provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF and FAIF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION -- Investment securities held by FAF are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Security valuations for FAIF Fund investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions on the trade date of the security

                                      119
                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for FAF are declared on a daily basis and are payable on the first business day of the following month.

Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund and Mid Cap Value Fund declare and pay income dividends monthly. Real Estate Securities Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, International Index Fund, Micro Cap Value Fund, Health Sciences Fund and Technology Fund declare and pay income dividends quarterly.

A portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. International Fund declares and pays dividends annually. Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses, the "market-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes, the character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. In the Regional Equity Fund, a permanent difference resulted from a redemption-in-kind in the amount of $6,712,162 in 1997. Associated with the redemption-in-kind were realized gains of $1,583,477 which were recognized for book purposes but not for tax purposes.

FUTURES TRANSACTIONS -- In order to gain exposure to or protect against changes in the market, certain funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

Upon entering into a futures contract, the fund is required to deposit cash or pledge "U.S." Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contracts.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The funds may also invest in tri-party repurchase agreements. Securities held as collateral for

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a fund may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Index Fund and International Fund are maintained in U.S. dollars on the following bases:

  (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

 (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Index Fund and International Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Index Fund and International Fund report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

EXPENSES -- Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective class on the basis of the relative net assets each day.

OPTIONS TRANSACTIONS -- In order to hedge against market risks certain funds may write covered call options and purchase put options on stock indices. Options are valued daily based upon the last sales price on the principal exchange on which the option is traded, and the fund records the unrealized gain or loss. A fund will realize a gain or loss upon the expiration or closing of the options contract.

SECURITIES LENDING -- Each fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. The funds' policy is to maintain collateral in the form of cash, United States' Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

3 FEES AND EXPENSES

Pursuant to an investment advisory agreement (the Agreement), U.S. Bank
National Association (the Adviser) manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF funds is equal to an annual rate of
 .40% of the average daily net assets. The fee for each of the FAIF funds, other than the International Fund, is equal to an annual rate of .70% of the average daily net assets. Marvin & Palmer Associates, Inc., serves as Sub-Adviser to the International Fund pursuant to a Sub-Advisory Agreement with the Adviser. The fee for the International Fund is equal to an annual rate of 1.25% of average daily net assets.

FAIF funds may invest in FAF funds, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Adviser reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

Through a separate contractual agreement, U.S. Bank Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian.

SEI Investments Distribution Co. (SIDCO.) and SEI Investments Management Corporation, (SIMC) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the funds pay SIDCO a monthly distribution fee of .25% of each fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Class Y shares. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's, and .12% of each FAIF fund's, average daily net assets, with a minimum annual fee of $50,000 per fund. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate of each FAF fund is reduced to .055% and each FAIF fund is reduced to .105%. Effective July 1, 1997 the funds in operation were no longer subject to the $50,000 minimum. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.
In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the period ended March 31, 1998, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.
DST Systems, Inc. provides transfer agent services for the Funds.

A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.




                         CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE          AMOUNT SUBJECT TO CHARGE
 .....................   ..................................
  First                                 5.00%
  Second                                5.00%
  Third                                 4.00%
  Fourth                                3.00%
  Fifth                                 2.00%
  Sixth                                 1.00%
  Seventh                               0.00%
  Eighth                                0.00%

For the period ended March 31, 1998, sales charges retained by SIDCO for distributing the Funds' shares were approximately $198,000.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

4  INVESTMENT SECURITY TRANSACTIONS

During the period ended March 31, 1998, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):



                                  U.S. GOVERNMENT            OTHER INVESTMENT
                                     SECURITIES                 SECURITIES
                               ......................    .......................
                               PURCHASES       SALES      PURCHASES       SALES
                              -----------   ----------   -----------   ----------
Limited Term
 Income Fund                  $26,343       $39,088      $60,841       $41,669
Intermediate Term
 Income Fund                  297,732       418,509       98,215        33,250
Intermediate Government
 Bond Fund                     54,587        25,978        6,476         2,839
Fixed Income Fund             779,707       688,708      188,706        63,183
California Intermediate Tax
 Free Fund                         --            --        5,333         3,983
Colorado Intermediate Tax
 Free Fund                         --            --        4,069         2,224
Intermediate Tax
 Free Fund                         --            --      100,303        71,476
Minnesota Intermediate
 Tax Free Fund                     --            --       60,482        51,252
Oregon Intermediate Tax Free
 Fund                              --            --       23,878        29,226
Balanced Fund                 182,310       143,499      159,815        14,616
Real Estate
 Securities Fund                   --            --       37,923        11,976
Equity Income Fund                 --            --       39,137        50,986
Equity Index Fund                  --            --      141,500        90,312
Large Cap Value Fund               --            --      372,213       472,972
Large Cap Growth Fund              --            --       66,743        90,240
Mid Cap Value Fund                 --            --      480,874       421,496
Regional Equity Fund               --            --       23,140        37,292
Small Cap Growth Fund              --            --       26,873        23,494
Small Cap Value Fund               --            --       49,787        27,083
Micro Cap Value Fund               --            --        6,485        41,750
International Index Fund           --            --           91        27,292
International Fund                 --            --      205,789       128,744
Health Sciences Fund               --            --        8,149        11,121
Technology Fund                    --            --       74,648        96,931

At March 31, 1998 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at March 31, 1998 is as follows (000):




                                       AGGREGATE        AGGREGATE
                                         GROSS            GROSS
                                     APPRECIATION     DEPRECIATION        NET
                                    ..............   ..............   ..........
Limited Term Income Fund              $     413      $    (396)      $      17
Intermediate Term
  Income Fund                             1,953         (1,286)            667
Intermediate Government
 Bond Fund                                4,896           (164)          4,732
Fixed Income Fund                        22,430         (4,062)         18,368
California Intermediate Tax Free
 Fund                                     1,357            (22)          1,335
Colorado Intermediate
 Tax Free Fund                            3,062            (21)          3,041
Minnesota Intermediate
 Tax Free Fund                           11,713           (185)         11,528
Oregon Intermediate
 Tax Free Fund                            6,355           (319)          6,036
Intermediate Tax Free Fund               14,716           (803)         13,913
Balanced Fund                            94,682         (3,557)         91,125
Real Estate Securities Fund               8,392           (813)          7,579
Equity Income Fund                      162,325         (2,544)        159,781
Equity Index Fund                       422,131         (7,443)        414,688
Large Cap Value Fund                    399,291        (12,389)        386,902
Large Cap Growth Fund                   346,453         (6,223)        340,230
Mid Cap Value Fund                      118,190        (14,182)        104,008
Regional Equity Fund                    159,459        (13,986)        145,473
Small Cap Growth Fund                    57,828        (14,611)         43,217
Small Cap Value                         201,430        (29,794)        171,636
Micro Cap Value Fund                     79,235        (14,638)         64,597
International Index Fund                143,831       (123,163)         20,668
International Fund                      341,133       (268,303)         72,830
Health Sciences Fund                     11,598         (2,956)          8,642
Technology Fund                          41,573         (4,210)         37,363



5 DEFERRED ORGANIZATIONAL COSTS

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations on a straight-line basis.


6 FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)


The following forward foreign currency contracts were outstanding at March 31, 1998 for the International Fund.


                                                       IN             NET
                                  CONTRACTS TO      EXCHANGE      UNREALIZED
            SETTLEMENT               DELIVER          FOR        DEPRECIATION
               DATES                  (000)          (000)           (000)
           ............          ..............   ...........   ..............
       Foreign Currency Sales:
           4/29/98        CH         28,320       $ 19,386          $  741
           4/29/98        DK         11,560          1,677              35
           4/29/98        DM         41,240         22,790             452
           4/29/98        FF         86,410         14,242             273
           4/29/98        FI         21,080          3,834              70
           4/29/98        IT     14,402,010          8,048             148
           4/30/98        JY      1,400,660         11,027             468
           4/29/98        NG         34,420         16,859             314
           4/29/98        PT        573,890          3,092              59
           4/29/98        SK         42,590          5,316             (18)
           4/29/98        SP      1,056,420          6,873             137
           4/29/98        UK         19,160         31,309            (618)
                                                  --------          ------
                                                  $144,453          $2,061
                                                  ========          ======
       Foreign Currency Purchases:
           4/30/98        FF          4,851       $    798          $  (13)
           4/29/98        UK         19,160         31,878              48
                                                  ========          ======
                                                    32,676          $   35

          CURRENCY LEGEND
          ---------------
                                       JY Japanese Yen
          CH Swiss Frank
                                       NG Netherlands Guilder
          DK Danish Krone
                                       PT Portuguese Escudo
          DM German Mark
                                       SK Swedish Krona
          FF French Franc
                                       SP Spanish Peseta
          FI Finnish Mark
                                       UK British Pounds Sterling
          IT Italian Lira



7 FUTURES CONTRACTS

The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At March 31, 1998, open long S&P 500 Index futures contracts were as follows:



               MARKET VALUE
   NUMBER       COVERED BY                     UNREALIZED
     OF          CONTRACTS      SETTLEMENT     GAIN/(LOSS)
 CONTRACTS         (000)           MONTH          (000)
 ...........   ..............   ............    ...........
       11         $ 3,054          Jun-98        $ 54
        1             278          Jun-98           4
        1             278          Jun-98           3
        2             555          Jun-98           1
        5           1,388          Jun-98          --
        5           1,388          Jun-98          --
        9           2,499          Jun-98         (16)
        2             555          Jun-98          (4)
        3             833          Jun-98          (1)
        4           1,100          Jun-98          --
                                                 ------
                   11,938                        $ 41
                                                 ======



8 OPTIONS TRANSACTIONS

The Mid Cap Value Fund wrote covered call options and bought put options on stock indices during the period. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. These risks include the risk of imperfect correlation between movements of the index covered by the option and movement in the price of the fund's securities, and the risk of limited liquidity in the event the fund seeks to close out an options position before expiration by entering into an offsetting transaction. These transactions give the holder the right to receive upon exercise of the option a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Written options activity for Mid Cap Value Fund for the period ended March 31, 1998 is as follows:



                                CALL OPTIONS (000)
                            ..........................
                             NUMBER OF      AMOUNT OF
                              OPTIONS        PREMIUMS
                            -----------   -------------
Options outstanding at
  September 30, 1997                 0        $      0
Options written                  9,800        $ 31,275
Options expired or closed       (6,500)       $(15,335)
                                ------        --------
Options outstanding at
  March 31, 1998                 3,300        $ 15,940
                                ======        ========

The fund realized losses of approximately $7,033,000 on written options during the six month period.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)


9 SECURITIES LENDING TRANSACTIONS

In order to generate additional income, certain funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 1998, the collateral purchased with cash received and held at March 31, 1998 with respect to such loans, and income generated during the period from the program were as follows (000):


                                                       INCOME RECEIVED
                                  MARKET VALUE OF      FROM SECURITIES
             FUND                LOANED SECURITIES         LENDING
 .............................   ...................   .................
Government Obligations                $375,979               $ 38
Limited Term Income                     47,435                 17
Intermediate Term Income               222,532                 58
Intermediate Government Bond*               --                 12
Fixed Income                           565,618                133
Balanced                               269,077                 63
Real Estate Securities                  10,191                 12
Equity Income                          106,166                 31
Equity Index                           375,266                107
Large Cap Value                        398,485                100
Large Cap Growth                       275,768                 83
Mid Cap Value                          179,822                 69
Regional Equity                         31,266                 23
Small Cap Growth                        41,189                 23
Small Cap Value                         72,089                 25
Micro Cap Value                         27,399                 15
Health Sciences                         10,628                  4
Technology                              48,945                 32


                                                 MARKET VALUE OF
                                               COLLATERAL PURCHASED
                                                WITH CASH RECEIVED
                                .................................................
                                                              OTHER
                                                 MONEY        FIXED
                                 REPURCHASE     MARKET       INCOME
              FUND               AGREEMENTS   INSTRUMENT   SECURITIES     TOTAL
------------------------------- ------------ ------------ ------------ -----------
Government Obligations            $375,756      $  223       $    --    $375,979
Limited Term Income                 41,270         336         5,883      47,489
Intermediate Term Income           193,610       1,579        27,598     222,787
Intermediate Government Bond*           --          --            --          --
Fixed Income                       492,105       4,014        70,147     566,266
Balanced                           234,105       1,910        33,370     269,385
Real Estate Securities               8,867          72         1,264      10,203
Equity Income                       92,368         754        13,166     106,288
Equity Index                       326,492       2,663        46,540     375,695
Large Cap Value                    346,695       2,828        49,419     398,942
Large Cap Growth                   239,927       1,957        34,200     276,084
Mid Cap Value                      156,451       1,276        22,301     180,028
Regional Equity                     27,202         222         3,878      31,302
Small Cap Growth                    35,836         292         5,108      41,236
Small Cap Value                     62,719         512         8,940      72,171
Micro Cap Value                     23,838         194         3,398      27,430
Health Sciences                      9,246          76         1,318      10,640
Technology                          42,584         347         6,070      49,001

* Intermediate Government Bond did not have any securities on loan at March 31, 1998.


10 CONCENTRATION OF CREDIT RISK

The Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in debt instruments of municipal issuers. Although these funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund and Intermediate Tax Free Fund invest in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1998, the percentage of portfolio investments by each revenue source was as follows:



                                   CALIFORNIA       COLORADO        MINNESOTA        OREGON
                     TAX FREE     INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE
                   OBLIGATIONS      TAX FREE        TAX FREE        TAX FREE        TAX FREE        TAX FREE
                       FUND           FUND            FUND            FUND            FUND            FUND
                  .............  ..............  ..............  ..............  ..............  ..............
Revenue Bonds:
 Education               7%              4%              5%              1%              3%              7%
 Health Care
  Bonds                 13               4               3              11               5               6
 Transportation
  Bonds                  3               4               4               1               4               7
 Utility Bonds          29              21              12              16              17              17
 Pollution
  Control
  Bonds                  2              --               4               4               1               2
 Public Facility
  Bonds                  3              13               2               4               1               4
 Housing Bonds           8               9               4              19               4              11
 Other                   5               6               8               7               4               5
General
 Obligations:           28              38              58              36              61              41
 Anticipation
  Notes                  2               1              --               1              --              --
                       ---             ---             ---             ---             ---             ---
                       100%            100%            100%            100%            100%            100%
                       ===             ===             ===             ===             ===             ===

The rating of long-term debt as a percentage of total value of investments at March 31, 1998 is as follows:




 STANDARD &                  CALIFORNIA      COLORADO       MINNESOTA       OREGON
   POOR'S/      TAX FREE    INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE
   MOODY'S    OBLIGATIONS     TAX FREE       TAX FREE       TAX FREE       TAX FREE       TAX FREE
  RATINGS:        FUND          FUND           FUND           FUND           FUND           FUND
 ............ ............. .............. .............. .............. .............. ..............
 AAA/Aaa           45%            65%            55%            79%            49%            63%
 AA/Aa             26             26             30             15             37             27
 A/A               19              9             13              4             14              9
 BBB/Baa           --             --             --             --             --             --
 NR                10             --              2              2             --              1
                  ---            ---            ---            ---            ---            ---
                  100%           100%           100%           100%           100%           100%
                  ===            ===            ===            ===            ===            ===

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)


11 COMMON TRUST FUND CONVERSIONS

On December 6, 1997 the Large Companies Value Trust Fund of the Advisor was converted into the Stock Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. 10,793,662 of Institutional Class shares of the Stock Fund were issued at the time of conversion. The net assets of the Common Fund immediately before the conversion were $265,739,968. Included in this amount was $86,510,389 of unrealized gains.


On December 6, 1996, certain Common Trust Funds of the Adviser and its affiliates were converted into FAIF. The funds that were involved in the conversion are as follows:



       COMMON TRUST FUND                   FAIF FUND
 ..............................   ............................
First Common Treasury            Intermediate Government
 --Agency/Bond Fund               Bond Fund
First Common Taxable Bond Fund   Fixed Income Fund
First Common Tax-Free
 National Bond Fund              Intermediate Tax Free Fund
First Common Tax-Free            Minnesota
 --Minnesota Bond Fund           --Intermediate Tax Free Fund
First Bank Milwaukee Personal
 Balanced Fund                   Asset Allocation Fund
First Common Equity-Yield Fund   Equity Income Fund
First Common Equity Fund         Large Cap Growth Fund
First Common Special
 Equity Fund                     Mid Cap Value Fund
First Common Emerging
 Growth Fund                     Samll Cap Growth Fund
First Common Equity
 --Health Care Fund              Health Sciences Fund
First Common Equity
 --Technology Fund               Technology Fund

The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Class Y shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:



                                                      NET
                                                   UNREALIZED
       COMMON TRUST FUND             ASSETS           GAIN
 ..............................   .............   .............
First Common Treasury
  --Agency/Bond Fund            $ 31,832,839     $   560,293
First Common Taxable Bond Fund   123,756,766        (189,895)
First Common Tax Free National
  Bond Fund                      105,222,994       3,002,948
First Common Tax Free
  --Minnesota Bond Fund          201,900,453       6,992,690
First Bank Milwaukee Personal
  Balanced Fund                   66,843,196      12,434,569
First Common Equity Yield Fund    70,993,105      22,378,356
First Common Equity Fund         297,403,308     135,858,681
First Common Special
  Equity Fund                     80,932,553      10,524,327
First Common Emerging
  Growth Fund                     46,861,111       8,364,231
First Common Equity
  --Health Care Fund              26,178,613       4,711,292
First Common Equity
 --Technology Fund                67,008,994      15,928,190


        FAIF FUNDS             NET ASSETS      SHARES ISSUED
 ..........................   ..............   ...............
Intermediate
  Government Bond Fund       $143,381,911      3,422,888
Fixed Income Fund             431,289,324     11,333,040
Intermediate Tax Free Fund     70,908,408      9,833,928
Minnesota Intermediate
  Tax Free Fund               105,299,568     20,250,804
Asset Allocation Fund          59,749,411      5,655,093
Equity Income Fund             73,036,893      5,520,460
Large Cap Growth Fund         248,697,158     20,826,561
Mid Cap Value Fund            301,197,052      4,323,320
Small Cap Growth Fund          74,220,124      3,471,194
Health Sciences Fund           12,082,880      2,752,745
Technology Fund                69,931,430      3,862,189

On February 21, 1997 a second common trust conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAIF. The funds involved in the conversion are as follows:



      COMMON TRUST FUND               FAIF FUND
 .............................   ....................
First Tier Intermediate         Intermediate Term
  Bond Fund                      Income Fund
First Tier Bond Fund            Fixed Income Fund
First Tier Tax-Exempt           Intermediate Tax
  Income Fund                    Free Fund
First Tier Equity Income Fund   Equity Income Fund
First Tier Common Stock Fund    Large Cap Value Fund

The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Class Y shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:



                                               NET
                                           UNREALIZED
   COMMON TRUST FUND          ASSETS          GAIN
 .......................   .............   ............
First Tier Intermediate
  Bond Fund               $74,982,089     $  105,821
First Tier Bond Fund       93,564,720        263,690
First Tier Tax-Exempt
  Income Fund              80,284,045      2,176,951
First Tier Equity
  Income Fund              76,626,806     26,423,113
First Tier Common
  Stock Fund              177,038,746     77,659,640

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)


        FAIF FUND             NET ASSETS     SHARES ISSUED
 .........................   .............   ...............
Intermediate Term  Income
 Fund                       $87,973,493      7,543,470
Fixed Income Fund           555,157,713      8,631,431
Intermediate Tax
  Free Fund                 176,465,910      7,428,033
Equity Income Fund          158,422,856      5,580,976
Large Cap Value Fund        768,278,353      7,432,357

On August 8, 1997 a third conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAF or FAIF. The funds involved in the conversion are as follows:



          COMMON TRUST FUND                   ACQUIRING FUND
 ....................................               . .
US Bancorp Daily Intermediate Trust    Prime Obligations Fund
US Bancorp Daily Intermediate Trust    Treasury Obligations Fund
 Treasury
US Bancorp Short Term                  Limited Term Income Fund
US Bancorp Intermediate Bond           Intermediate Term Income
                                        Fund
US Bancorp California Municipal Bond   California Municipal Bond
First Tier California Bond             California Municipal Bond
US Bancorp Oregon Municipal            Oregon Municipal Fund
US Bancorp National Municipal          Intermediate Tax Free Fund
US Bancorp Income Equity               Equity Income Fund
US Bancorp Large Company Growth        Large Cap Growth Fund
US Bancorp Small Companies Value       Micro Cap Fund

The assets which consisted of securities, and related receivable were converted on a tax-free basis. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:



                                                         NET
                                                      UNREALIZED
        COMMON TRUST FUND              ASSETS        GAIN/(LOSS)
 ................................   ..............   .............
US Bancorp Daily
  Intermediate Trust               $140,497,316     $       --
US Bancorp Daily Intermediate
  Trust Treasury                      6,884,236             --
US Bancorp Short-Term                71,475,884       (196,640)
US Bancorp Intermediate Bond        166,038,761       (723,590)
US Bancorp California                10,891,465        387,008
 Municipal Bond
First Tier California Bond           21,321,364        738,717
US Bancorp Oregon Municipal         180,293,091      5,392,729
US Bancorp National Municipal       184,332,386      6,237,844
US Bancorp Income Equity            117,965,140     34,934,500
US Bancorp Large Company
 Growth                              63,523,615     21,052,510
US Bancorp Small Companies Value    239,117,775     77,642,865



         MUTUAL FUNDS               NET ASSETS       SHARES ISSUED
 ..............................   ................   ...............
Prime Obligations Fund           $3,851,371,412    140,497,316
Treasury Obligations Fund         3,574,473,062      6,884,236
Intermediate Term Income
 Fund                               158,975,985     16,754,668
Limited Term Income Fund            119,048,345      7,212,501
California Municipal Bond Fund               --      3,221,283
Oregon Municipal Fund                        --     18,029,309
Intermediate Tax Free Fund          253,893,940     17,131,263
Equity Income Fund                  260,221,997      7,700,074
Large Cap Growth Fund               639,938,121      3,627,848
Micro Cap Fund                               --     23,911,778

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.



12 MERGERS

On November 21, 1997 (November 25, 1997 for Tax Free Obligations Fund), the following reorganization of the Qualivest funds into the First American family of Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:



     QUALIVEST ACQUIRED FUND        FAF OR FAIF ACQUIRING FUND
 ................................   ............................
Money Market Fund                  Prime Obligations Fund
US Treasury Money Market Fund      Treasury Obligations Fund
Tax-Free Money Market Fund         Tax Free Obligations Fund
                                    (New FAF Fund)
Small Companies Value Fund         Small Cap Value Fund
                                    (New FAIF Fund)
Intermediate Bond Fund             Intermediate Term
                                    Income Fund
Diversified Bond Fund              Fixed Income Fund
Optimized Stock Fund               Equity Index Fund
Large Companies Values Fund        Large Cap Value Fund
International Opportunities Fund   International Index Fund
                                    (New FAIF Fund)

Under the Agreement and Plan of Reorganization, the Qualivest Class A and Class C shares were exchanged for Retail Class A shares of FAF or FAIF, and Qualivest Class Q and Class Y shares were exchanged for Institutional shares of FAF or FAIF.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                  (Unaudited)

The net assets acquired and shares issued by the corresponding FAF/FAIF funds were as follows:



          FUND               NET ASSETS      SHARES ISSUED
 ........................   ..............   ...............
Prime Obligations          $483,699,838    483,699,838
Treasury Obligations         98,413,424     98,413,424
Tax Free Obligations         38,181,457     38,183,594
Small Cap Value             470,999,663     25,609,746
Intermediate Term Income    188,401,454     18,814,377
Fixed Income                267,142,145     24,125,586
Equity Index                351,685,577     18,031,329
Large Cap Value             170,775,442      7,029,057
International Index         194,706,057     17,489,263

One November 21, 1997 the shares redeemed by the corresponding Qualivest funds were as follows:



     QUALIVEST ACQUIRED FUND        SHARES REDEEMED
 ................................   .................
Money Market Fund                 483,699,838
Treasury Money Market Fund         98,413,423
Tax Free Money Market Fund         38,183,595
Small Companies Value Fund         25,556,824
Intermediate Bond Fund             18,616,555
Diversified Bond Fund              25,678,152
Optimized Stock Fund               22,037,539
Large Companies Values Fund        12,142,680
International Opportunities Fund   17,489,234

Included in the net assets from the Qualivest Funds were the following components:



                                     UNDISTRIBUTED
                                          NET        ACCUMULATED        NET
                      ADDITIONAL       INVESTMENT      REALIZED     UNREALIZED
       FUND        PAID IN CAPITAL       INCOME      GAIN (LOSS)   APPRECIATION
 ................. ................. ............... ............. ..............
Money Fund           $         --     $       --     $       191   $         --
US Treasury
 Money Market                  --             --              --             --
Tax Free Money
 Market                        --             --             470             --
Small Companies
 Value                179,992,884       (113,306)     36,052,451    144,053,739
Intermediate Bond       1,642,829         (9,051)            377      1,651,503
Diversified Bond        6,915,147         19,454         (27,174)     6,922,860
Optimized Stock       106,713,369        (14,926)        (43,888)   106,772,181
Large Companies
 Value                 43,193,875        (11,366)        (55,655)    43,260,898
International
 Opportunities         11,445,733        866,752       3,224,763      7,354,218

On November 21, 1997, the assets of Asset Allocation Fund were reorganized into the Balanced Fund. Under the Agreement and Plan of Reorganization, the Asset Allocation Class A, B, and Y shares were exchanged for Class A, B, and Y shares of Balanced Fund.

The acquisition was accompanied by a tax-free exchange in which 9,475,207 shares of the Asset Allocation Fund were exchanged for 7,167,873 shares of the Balanced Fund. Asset Allocation net assets on November 21, 1997 were combined with those of the Balanced Fund. Included in the net assets of $101,649,757 were $12,097,216 of additional paid in capital, $1,041 of excess of distribution over net investment income, $146,137 of accumulated net realized losses and $12,244,394 of net unrealized appreciation.

The acquisitions were accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).


13 SUBSEQUENT EVENTS

The Board of Directors of the Piper Funds have approved, pending the approval of Piper Funds Shareholders, a reorganization of the following Piper Funds into the First American Family of Funds to take place in July of 1998:



    PIPER ACQUIRED FUND            FAIF ACQUIRING FUND
 ..........................   ..............................
Adjustable Rate Mortgage     Adjustable Rate Mortgage
 Securities                   Securities (New FAIF Fund)
Intermediate Bond Fund       Intermediate Term Income
Government Income            Fixed Income
American Government          Fixed Income
 Income Fund
American Government          Fixed Income
 Income Portfolio
American Opportunities       Fixed Income
 Income Fund
National Tax Exempt          Tax Free (New FAIF Fund)
Minnesota Tax Exempt         Minnesota Tax Free
                              (New FAIF Fund)
Balanced                     Balanced
Growth and Income            Large Cap Value
                              (formerly Stock Fund)
Growth                       Large Cap Growth
                              (formerly Diversified Growth)
Small Companies Growth       Small Cap Growth
                              (formerly Emerging Growth)
Pacific-European Growth      International
Emerging Markets Growth      Emerging Markets
Emerging Growth              Mid Cap Growth
                              (New FAIF Fund)
The Americas' Income Trust   Strategic Income
                              (New FAIF Fund)
Highlander Income            Strategic Income
                              (New FAIF Fund)

Under the proposed Plan Agreement and Plan for Reorganization the Piper Class A and Class B shares will be exchanged for Retail Class A shares of FAIF, and Piper Class Y shares will be exchanged for Class Y shares of FAIF.

The acquisitions will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).

                             NOTICE TO SHAREHOLDERS
                                 March 31, 1998
                                  (Unaudited)

Shareholder Voting Results

A special meeting of shareholders was called for October 31, 1997, at which the shareholders of FAF and FAIF voted on the election of each company's Board of Directors. The results of the voting were as follows:

FIRST AMERICAN FUNDS, INC.

ROBERT J. DAYTON
 FOR                  3,695,763,249
 AGAINST                 35,662,367
 ABSTAIN                          0
ANDREW M. HUNTER
 FOR                  3,695,763,249
 AGAINST                 35,662,367
 ABSTAIN                          0
LEONARD W. KEDROWSKI
 FOR                  3,695,763,249
 AGAINST                 35,662,367
 ABSTAIN                          0
ROBERT L. SPIES
 FOR                  3,695,763,249
 AGAINST                 35,662,367
 ABSTAIN                          0
JOSEPH D. STRAUSS
 FOR                  3,695,760,459
 AGAINST                 35,665,157
 ABSTAIN                          0
VIRGINIA L. STRINGER
 FOR                  3,695,763,249
 AGAINST                 35,662,367
 ABSTAIN                          0
ROGER A. GIBSON
 FOR                  3,695,763,245
 AGAINST                 35,662,371
 ABSTAIN                          0

FIRST AMERICAN INVESTMENT FUNDS, INC.

ROBERT J. DAYTON
 FOR                    377,492,244
 AGAINST                  1,441,304
 ABSTAIN                          0
ANDREW M. HUNTER
 FOR                    377,551,255
 AGAINST                  1,382,293
 ABSTAIN                          0
LEONARD W. KEDROWSKI
 FOR                    377,587,551
 AGAINST                  1,345,997
 ABSTAIN                          0
ROBERT L. SPIES
 FOR                    377,573,394
 AGAINST                  1,360,154
 ABSTAIN                          0
JOSEPH D. STRAUSS
 FOR                    377,578,622
 AGAINST                  1,354,926
 ABSTAIN                          0
VIRGINIA L. STRINGER
 FOR                    377,573,849
 AGAINST                  1,359,699
 ABSTAIN                          0
ROGER A. GIBSON
 FOR                    377,570,387
 AGAINST                  1,363,161
 ABSTAIN                          0

A second vote took place to ratify KPMG Peat Marwick as independent public accountants for each Company for the fiscal year ended September 30, 1997. The results of the vote were as follows:

FIRST AMERICAN FUNDS, INC.
 FOR      3,669,897,686
 AGAINST     30,390,696
 ABSTAIN     31,137,233

FIRST AMERICAN INVESTMENT
FUNDS, INC.
 FOR        376,339,130
 AGAINST        759,179
 ABSTAIN      1,835,239

                             NOTICE TO SHAREHOLDERS
                                 March 31, 1998
                                  (Unaudited)

A third vote took place to eliminate a fundamental investment restriction of FAIF, which would allow an FAIF Fund to Mortgage, pledge or hypothecate its assets. The results of the vote were as follows:

FIRST AMERICAN INVESTMENT FUNDS, INC.

LIMITED TERM INCOME FUND
 FOR                                   14,367,941
 AGAINST                                  427,520
 ABSTAIN                                   38,661
INTERMEDIATE TERM INCOME FUND
 FOR                                   27,985,388
 AGAINST                                  309,462
 ABSTAIN                                  170,170
INTERMEDIATE GOVERNMENT BOND FUND
 FOR                                   13,030,478
 AGAINST                                  442,137
 ABSTAIN                                  283,380
FIXED INCOME FUND
 FOR                                   38,144,231
 AGAINST                                1,688,040
 ABSTAIN                                  792,977
CALIFORNIA INTERMEDIATE TAX FREE FUND
 FOR                                    3,221,692
 AGAINST                                        0
 ABSTAIN                                        0
COLORADO INTERMEDIATE TAX FREE FUND
 FOR                                    3,347,069
 AGAINST                                   20,736
 ABSTAIN                                  121,106
OREGON INTERMEDIATE TAX FREE FUND
 FOR                                   17,617,535
 AGAINST                                    8,831
 ABSTAIN                                        0
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
 FOR                                   14,469,749
 AGAINST                                1,052,924
 ABSTAIN                                  497,967
INTERMEDIATE TAX FREE FUND
 FOR                                   31,152,165
 AGAINST                                  669,399
 ABSTAIN                                  285,648
BALANCED FUND
 FOR                                   20,136,452
 AGAINST                                1,663,766
 ABSTAIN                                  778,664
REAL ESTATE SECURITIES FUND
 FOR                                    1,432,995
 AGAINST                                  147,565
 ABSTAIN                                   31,074

EQUITY INCOME FUND
 FOR                                   19,666,970
 AGAINST                                  263,582
 ABSTAIN                                  258,335
EQUITY INDEX FUND
 FOR                                   20,592,454
 AGAINST                                  213,024
 ABSTAIN                                  155,457
STOCK FUND
 FOR                                   24,484,839
 AGAINST                                1,946,167
 ABSTAIN                                  383,350
DIVERSIFIED GROWTH FUND
 FOR                                   24,872,929
 AGAINST                                1,125,391
 ABSTAIN                                  513,621
SPECIAL EQUITY FUND
 FOR                                   14,202,537
 AGAINST                                1,246,865
 ABSTAIN                                  219,582
REGIONAL EQUITY FUND
 FOR                                    9,751,310
 AGAINST                                  782,159
 ABSTAIN                                  549,918
SMALL CAP GROWTH FUND
 FOR                                    4,552,230
 AGAINST                                  342,774
 ABSTAIN                                   45,630
MICRO CAP VALUE FUND
 FOR                                   23,302,476
 AGAINST                                   53,995
 ABSTAIN                                   11,169
INTERNATIONAL FUND
 FOR                                   10,184,639
 AGAINST                                  486,972
 ABSTAIN                                  110,205
HEALTH SCIENCES FUND
 FOR                                    1,895,529
 AGAINST                                  140,621
 ABSTAIN                                   22,239
TECHNOLOGY FUND
 FOR                                    4,627,443
 AGAINST                                  300,786
 ABSTAIN                                   68,915

                             NOTICE TO SHAREHOLDERS
                                 March 31, 1998
                                  (Unaudited)

A fourth vote took place to approve a proposed amendment to FAIF's articles of incorporation which would reduce the quorum required to conduct business at shareholders meetings from 30% of all outstanding shares to 10% of all outstanding shares of FAIF or, in the case of voting by classes or series of shares, such percentages of the applicable classes or series. The results of the vote were as follows:


FIRST AMERICAN INVESTMENTS, INC.


 FOR      349,996,060
 AGAINST   16,148,373
 ABSTAIN    4,570,235

                    FIRST AMERICAN FUNDS BOARD OF DIRECTORS

                          MR. ROBERT J. DAYTON
                          MR. ROGER GIBSON
                          MR. ANDREW M. HUNTER III
                          MR. LEONARD W. KEDROWSKI
                          MR. ROBERT SPIES
                          MR. JOSEPH D. STRAUSS
                          MS. VIRGINIA L. STRINGER

FIRST AMERICAN INVESTMENT FUNDS, INC.
FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISOR
FIRST AMERICAN ASSET MANAGEMENT
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
330 West 9th Street
Kansas City, Missouri 64105

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.


                                                                  FAIF-1303 5/98


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